UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2009

Date of reporting period: October 1, 2008 — March 31, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOLS
(CLASS A SHARES)

PAEAX: Growth Portfolio
PABAX: Balanced Portfolio
PACAX: Conservative Portfolio

Putnam Asset Allocation Funds

Semiannual Report
3|31|09

A world of investing.™
Putnam INVESTMENTS
ASSET ALLOCATION FUNDS invest in a mix of many different types of investments to help weather changing market environments.

Since 1937, when George Putnam created a prudent mix of stocks and bonds in a single, professionally managed portfolio, we have championed the wisdom of the balanced approach. Today, we offer a world of equity, fixed-income, multi-asset, and absolute-return portfolios so investors can pursue a range of financial goals. Our seasoned portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in service excellence, in the value of experienced financial advice, and in putting clients first in everything we do.

In 1830, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management.

THE PRUDENT MAN RULE

All that can be required of a trustee to invest is that he shall conduct himself faithfully and exercise a sound discretion. He is to observe how men of prudence, discretion, and intelligence manage their own affairs, not in regard to speculation, but in regard to the permanent disposition of their funds, considering the probable income, as well as the probable safety of the capital to be invested.

Putnam
Asset Allocation
Funds

3|31 |09
Semiannual Report

Message from the Trustees	2
About the funds	4
Performance snapshot	6
Interview with your fund’s Portfolio Manager	7
Performance in depth	13
Expenses	18
Portfolio turnover	21
Your fund’s management	22
Terms and definitions	24
Trustee approval of management contract	25
Other information for shareholders	31
Financial statements	32

Message from the Trustees

Dear Fellow Shareholder:

After 18 months of deep and painful losses, the stock market showed a glimmer of promise late in the first quarter. For the first 10 weeks of 2009, the S&P 500 Index fell by approximately 25%, before abruptly reversing course with just three weeks left in the quarter. Recent technical and valuation improvements also may augur well for the fixed-income market.

While the bottom of a bear market can only be identified in retrospect, we are encouraged by the upswing because it corresponds closely to historic turning points in the stock market. Notably, the upswing followed more aggressive government stimulus efforts and Federal Reserve action, as well as the kind of widespread sell-offs by investors that are often associated with market bottoms.

Under President and CEO Robert L. Reynolds, Putnam Investments has instituted several changes in order to position Putnam mutual funds for a market recovery. In April, Walter C. Donovan, a 25-year investment-industry veteran, joined Putnam as Chief Investment Officer. Mr. Donovan will lead a reinvigorated investment organization strengthened by the arrival during the past few months of several well-regarded senior portfolio managers, research analysts, and equity traders.

We also are pleased to announce that Ravi Akhoury has been elected to the Board of Trustees of the Putnam Funds. From 1992 to 2007, Mr. Akhoury was Chairman and CEO of MacKay Shields,

a multi-product investment management firm with over $40 billion in assets under management. He serves as advisor to New York Life Insurance Company, and previously was a member of its Executive Management Committee.

We would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

About the funds

Portfolios for investors with different goals and appetites for risk

Putnam Asset Allocation Funds provide balanced diversification through three portfolios — Growth, Balanced, and Conservative — designed for investors with different goals and attitudes toward risk. Each portfolio has a distinct objective and a target mix of stocks and bonds. The mix of holdings is rebalanced regularly as the funds’ managers take profits on investments that have outperformed and invest the proceeds in areas they believe offer greater future potential. Spreading fund holdings across a variety of asset classes has been shown time and again to be a prudent strategy for long-term investors because it can help to smooth the ups and downs of the market.

Combining insights gained from proprietary research with expertise in the tools and concepts of diversification, Putnam’s asset allocation specialists create investment strategies for each of the Putnam Asset Allocation Funds. These strategies integrate the global perspective of experienced portfolio managers, flexible weightings of asset classes in accordance with their perceived attractiveness, and individual security analysis to add value within each asset class.

The funds’ managers also draw on the resources of Putnam’s global research group, which covers more than 1,000 securities worldwide; on the recommendations of Putnam’s investment-style teams, which are based on their in-depth analysis of specific market segments; and on input from the firm’s economists, market strategists, and currency specialists.

This comprehensive approach, incorporating the insights of many specialists, helps the managers keep the portfolios true to their investment objectives in the context of ever-changing market conditions.

Putnam Asset Allocation Funds can invest in international investments, which involve risks such as currency fluctuations, economic instability, and political developments. The portfolios can invest some or all of their assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. The use of derivatives involves special risks and may result in losses.

The portfolios can also have a significant portion of their holdings in bonds. Mutual funds that invest in bonds are subject to certain risks, including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds have more exposure to interest-rate risk than short-term bonds. Lower-rated bonds may offer higher yields in return for more risk. Unlike bonds, bond funds have ongoing fees and expenses. These risks apply to any fund with a significant portion of its assets invested in bonds.

Diversification does not ensure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

The portfolios invest in a wide range of securities across many asset classes and are actively rebalanced to manage risk.

Performance snapshot

Putnam Asset Allocation Funds

Average annual total return (%) comparison as of 3/31/09

Class A share average annual total return as of 3/31/09

	Growth Portfolio		Balanced Portfolio		Conservative Portfolio
(inception dates)	(2/8/94)		(2/7/94)		(2/7/94)

	Before sales	After sales	Before sales	After sales	Before sales	After sales
	charge	charges	charge	charge	charge	charge

Annual average
(life of fund)	4.39%	3.98%	4.10%	3.69%	4.05%	3.65%

10 years	–5.55	–10.98	–2.40	–8.02	13.06	6.55
Annual average	–0.57	–1.16	–0.24	–0.83	1.24	0.64

5 years	–17.02	–21.82	–16.12	–20.97	–8.58	–13.83
Annual average	–3.66	–4.80	–3.45	–4.60	–1.78	–2.93

3 years	–34.28	–38.07	–28.84	–32.91	–17.23	–22.02
Annual average	–13.06	–14.76	–10.72	–12.46	–6.11	–7.96

1 year	–36.95	–40.58	–30.98	–34.94	–21.12	–25.66

6 months*	–26.91	–31.12	–21.92	–26.40	–13.58	–18.56

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. After-sales-charge returns reflect a maximum 5.75% load. See pages 7 and 13–17 for additional performance information. For a portion of the periods, these funds may have limited expenses, without which returns would have been lower. Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may apply. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

Interview with your
fund’s Portfolio Manager

Jeff Knight

Jeff, thanks for taking the time today to discuss Putnam Asset Allocation Funds. Can you begin with reviewing fund performance over the past six months?

Global stock markets declined significantly during the semiannual period, and the three Putnam Asset Allocation Funds — Conservative, Balanced, and Growth — had negative results. The Balanced Portfolio returned –21.92% at net asset value (NAV), the Conservative Portfolio –13.58%, and the Growth Portfolio –26.91%. On a relative basis, Balanced and Growth outperformed their benchmark, theRussell 3000 Index, which posted a result of –31.12%. Conservative under-performed its benchmark, the Barclays Capital Aggregate Bond Index, which advanced 4.70%. All three of the funds underperformed the average of their Lipper peer groups.

As mentioned in the previous report, we focused on improving the funds’ relative performance, and I can report a strong comeback for our active strategies in recent months. Shareholders who took a patient, long-term view have begun to be rewarded. The rebound unfolded with an improvement in the

Broad market index and fund performance

This chart shows the performance of broad market indexes for the six months ended 3/31/09. See the previous page and pages 13–17 for fund performance information. Index descriptions can be found on page 24.

performance of our active strategies in fixed-income sectors, which had previously been a source of weakness. Unfortunately, this progress was masked in January and February as equity markets fell substantially. Finally, in March we saw progress on many fronts, as the fixed-income and equity strategies performed well, and the funds benefited from a small tactical increase to equities amid the stock market rally.

Why have the markets remained so volatile?

In the first quarter alone stocks experienced a condensed bear market followed by a bull market. This is the latest wave of volatility that has persisted for several quarters, but the run up to this credit crisis lasted many years, and it will take a while for markets, and the economy, to return to equilibrium. The semiannual period began amid the government’s early efforts to stabilize the financials sector through introduction of the Troubled Asset Relief Program (TARP). Since then, the program has already gone through several changes. Each time the market viewed policy as unclear or ineffective, stock prices dropped. In March, the markets at last showed some confidence that new policies have a realistic chance of succeeding, and stock prices rose sharply.

Unfortunately, the economy is clearly not out of the woods yet. Conditions deteriorated rapidly in late 2008 despite the government’s interventions. Millions of workers have lost their jobs and consumer spending has fallen, sending

Growth Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

shockwaves through industries from retailing to automobiles. Americans are generally trying to spend less and save more, and this is discouraging a wide range of businesses from investing for future growth.

Given that you make allocations to several asset classes, what is your view of the relative conditions in the stock and bond markets?

Diversification, an important ingredient in our investment approach, is starting to work effectively again after difficulty in 2008, when almost every asset class declined. This has been a welcome change. Fixed-income securities have delivered better results in the semiannual period, and this has helped to offset losses from stocks in the United States and other developed markets. We never wavered in our view that the intrinsic value of many of our fixed-income holdings had remained intact. Many were high-quality securities whose prices fell because of the process of deleveraging by other institutions. This is helping the funds recover lost ground from 2008, but these securities still have a long way to go to reach what we consider their fundamental value. We are also seeing strength from our selections in U.S. equities, especially among large-cap stocks. The process of deleveraging in financial markets had a harsh impact for some time on our securities selected with quantitative strategies, but we are starting to see this trend change, and these holdings have been performing better.

Balanced Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

Let’s discuss each portfolio in more detail, starting with the Growth Portfolio.

For the Growth Portfolio, the large strategic allocation to stocks has continued to be the main factor in performance. It is probably of little comfort to note that we underweighted stocks and had an overweight to cash for most of the semiannual period, particularly when stocks were declining. Also, our stock selections performed better as the period progressed. International developed markets were weak as economic conditions in Japan and Europe deteriorated sharply. Emerging markets performed somewhat better. Finally, the dollar strengthened during the period because the United States appears to be closer to a recovery than Europe or Japan, which hurt the results of international securities. The portfolio’s fixed-income holdings staged a strong rally beginning near the midpoint of the period, and made a noteworthy contribution to results.

How did the Balanced Portfolio perform?

The Balanced Portfolio has a strategic fixed-income allocation of 40%, and a relatively small international weighting of about 10%. These structural advantages during this period allowed our active strategies to make a little more headway than they did with the Growth Portfolio. The tactical underweight to equities and overweight to cash were beneficial to returns, and the sustained recovery in bond sectors helped the fund’s results, though they did not offset the decline in equity prices. As with the other portfolios, there was a significant improvement in relative performance

Conservative Portfolio:
Comparison of equity and fixed-income weightings

This chart shows how the fund’s top weightings have changed over the past six months. Weightings are shown as a percentage of net assets. Holdings will vary over time.

during the period. Fixed-income and large-cap equity holdings performed poorly until December, but both asset classes have contributed positively to results since January. Meanwhile, our stock selection in small caps went from a net contributor in the first half of the period to a detractor.

Did the Conservative Portfolio have better results, given its larger fixed-income allocation?

This fund had the best absolute returns of the three because the vast majority of its assets are in fixed-income securities rather than equities. That its result was negative indicates the magnitude of the decline in stock prices. Although early in the period our security selections among fixed-income sectors had poor results, the strategy improved dramatically in the final months of the semiannual period. We continued to focus on bonds with high credit quality among commercial mortgage-backed securities, mortgage pass-throughs, and agencies. The recent sustained rally in these sectors indicates that policy-makers’ efforts to thaw credit markets are having some success. We also favored short-term securities that have benefited from reductions in short-term interest rates in international markets.

It sounds as if the picture is a little brighter than at the start of the year. What do you see ahead?

In my view, the rally in the stock market during March was not another one of the false starts we have seen during this bear market, but instead was more similar to significant historic turning points. The selling pressure in January and February was broad-based and indiscriminate. The fact that the market was able to recover from those depths, and quickly, suggests there is new confidence. Even as market conditions become steadier, however, we do not expect the major indices to rebound to year-ago levels any time soon. Economic softness, rising unemployment, and ongoing deleveraging are likely to subdue stocks in the intermediate term.

IN THE NEWS

At the G-20 summit in London in early April 2009, world economic leaders pledged $1.1 trillion to fund a global stimulus package designed to provide emergency loans to dozens of countries and to rekindle trade activity. About $500 billion from the Group of 20 nations will be used to increase capital available to the International Monetary Fund, an organization of 185 countries that encourages financial, employment, trade, anti-poverty, and economic efforts worldwide. In its April World Economic Outlook (WEO), the IMF predicts that world output will decline by 1.3% in 2009, with a slow recovery expected in 2010.

Are you making any changes in strategy?

We are continuing our emphasis on fixed-income securities, but I think it’s time to gradually begin taking on more risk. We are starting to see new profit opportunities. The downturn in the business cycle has allowed stronger companies to gain market share at the expense of competitors. In addition, we are encouraged that government policy has become more aggressive and somewhat better directed. That has provided confidence to the markets. We also recognize that these policies could trigger future inflation, and this prompts us to look for ways to deploy the cash we have in the funds. The recent resilience of emerging markets has been impressive, and we are looking to add to holdings in these regions. We also believe that small-cap U.S. stocks and mortgage-backed bonds look attractive. We are considering a wide range of opportunities that were created during the market’s steep decline.

Jeff, thanks for sharing your insights about the markets and your strategy for the portfolios.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice.

Putnam Asset Allocation: Growth Portfolio, Balanced Portfolio, and Conservative Portfolio are series of Putnam Asset Allocation Funds, a registered investment company.

Of special interest

Dividend change for Conservative Portfolio.

In March 2009, the Conservative Portfolio’s dividend was reduced by 20%, from $0.030 per class A share to $0.024. The dividend had increased in the previous fiscal year, but in the current fiscal year, the fund’s interest income has been lower, as interest rates have fallen. The dividend change for other share classes of the portfolio may vary slightly.

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2009, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section of putnam.com or call Putnam at 1-800-225-1581. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Growth Portfolio

Fund performance Total return for periods ended 3/31/09

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/8/94)		(2/16/94)		(9/1/94)		(2/3/95)		(1/21/03) (7/14/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	4.39%	3.98%	3.62%	3.62%	3.57%	3.57%	3.86%	3.62%	4.12%	4.65%

10 years	–5.55	–10.98	–12.32	–12.32	–12.39	–12.39	–10.10	–13.26	–7.94	–3.13
Annual average	–0.57	–1.16	–1.31	–1.31	–1.31	–1.31	–1.06	–1.41	–0.82	–0.32

5 years	–17.02	–21.82	–20.00	–21.51	–20.06	–20.06	–19.09	–21.91	–18.11	–15.94
Annual average	–3.66	–4.80	–4.36	–4.73	–4.38	–4.38	–4.15	–4.83	–3.92	–3.41

3 years	–34.28	–38.07	–35.68	–37.52	–35.73	–35.73	–35.31	–37.57	–34.83	–33.78
Annual average	–13.06	–14.76	–13.68	–14.51	–13.70	–13.70	–13.51	–14.53	–13.30	–12.84

1 year	–36.95	–40.58	–37.38	–40.40	–37.41	–38.01	–37.31	–39.52	–37.18	–36.82

6 months	–26.91	–31.12	–27.12	–30.64	–27.16	–27.86	–27.13	–29.67	–26.99	–26.86

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the six-month period ended 3/31/09

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	1		1	1	1		1	1

Income	$0.392		$0.283	$0.288	$0.322		$0.370	$0.426

Capital gains	—		—	—	—		—	—

Total	$0.392		$0.283	$0.288	$0.322		$0.370	$0.426

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/08	$11.30	$11.99	$11.05	$10.87	$11.09	$11.49	$11.16	$11.42

3/31/09	7.88	8.36	7.78	7.64	7.77	8.05	7.79	7.94

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund’s annual operating expenses For the fiscal year ended 9/30/08

	Class A	Class B	Class C	Class M	Class R	Class Y

Net expenses*	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%

Total annual fund operating expenses	1.17	1.92	1.92	1.67	1.42	0.92

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s decision to contractually limit expenses through 9/30/09.

Balanced Portfolio

Fund performance Total return for periods ended 3/31/09

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/11/94)		(9/1/94)		(2/6/95)		(1/21/03)	(7/5/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	4.10%	3.69%	3.34%	3.34%	3.28%	3.28%	3.60%	3.36%	3.83%	4.36%

10 years	–2.40	–8.02	–9.23	–9.23	–9.50	–9.50	–7.16	–10.41	–4.99	0.11
Annual average	–0.24	–0.83	–0.96	–0.96	–0.99	–0.99	–0.74	–1.09	–0.51	0.01

5 years	–16.12	–20.97	–19.02	–20.51	–19.24	–19.24	–18.17	–21.06	–17.33	–15.03
Annual average	–3.45	–4.60	–4.13	–4.49	–4.18	–4.18	–3.93	–4.62	–3.73	–3.20

3 years	–28.84	–32.91	–30.29	–32.24	–30.41	–30.41	–29.90	–32.37	–29.34	–28.26
Annual average	–10.72	–12.46	–11.33	–12.17	–11.38	–11.38	–11.17	–12.22	–10.93	–10.48

1 year	–30.98	–34.94	–31.39	–34.66	–31.46	–32.11	–31.31	–33.74	–31.09	–30.76

6 months	–21.92	–26.40	–22.16	–25.91	–22.29	–23.03	–22.15	–24.85	–22.01	–21.86

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the six-month period ended 3/31/09

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	2		2	2	2		2	2

Income	$0.313		$0.281	$0.283	$0.293		$0.303	$0.324

Capital gains	—		—	—	—		—	—

Total	$0.313		$0.281	$0.283	$0.293		$0.303	$0.324

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/08	$10.01	$10.62	$9.96	$9.85	$10.00	$10.36	$9.97	$10.03

3/31/09	7.50	7.96	7.47	7.37	7.49	7.76	7.47	7.51

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund’s annual operating expenses For the fiscal year ended 9/30/08

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund operating expenses	1.10%	1.85%	1.85%	1.60%	1.35%	0.85%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Conservative Portfolio

Fund performance Total return for periods ended 3/31/09

	Class A		Class B		Class C		Class M		Class R	Class Y
(inception dates)	(2/7/94)		(2/18/94)		(9/1/94)		(2/7/95)		(1/21/03) (7/14/94)

	NAV	POP	NAV	CDSC	NAV	CDSC	NAV	POP	NAV	NAV

Annual average
(life of fund)	4.05%	3.65%	3.28%	3.28%	3.26%	3.26%	3.53%	3.28%	3.89%	4.32%

10 years	13.06	6.55	4.70	4.70	4.92	4.92	7.34	3.56	11.89	16.12
Annual average	1.24	0.64	0.46	0.46	0.48	0.48	0.71	0.35	1.13	1.51

5 years	–8.58	–13.83	–11.90	–13.46	–11.69	–11.69	–10.67	–13.75	–8.51	–7.03
Annual average	–1.78	–2.93	–2.50	–2.85	–2.46	–2.46	–2.23	–2.92	–1.76	–1.45

3 years	–17.23	–22.02	–18.84	–21.09	–18.85	–18.85	–18.20	–21.07	–17.18	–16.29
Annual average	–6.11	–7.96	–6.72	–7.59	–6.73	–6.73	–6.48	–7.58	–6.09	–5.75

1 year	–21.12	–25.66	–21.50	–25.29	–21.68	–22.44	–21.28	–24.07	–21.00	–20.63

6 months	–13.58	–18.56	–13.68	–17.91	–13.90	–14.74	–13.56	–16.58	–13.42	–13.25

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns (public offering price, or POP) for class A and M shares reflect a maximum 5.75% and 3.50% load, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC for the first year that is eliminated thereafter. Class R and Y shares have no initial sales charge or CDSC. Performance for class B, C, M, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and, except for class Y shares, the higher operating expenses for such shares.

For a portion of the periods, this fund may have limited expenses, without which returns would have been lower.

Due to market volatility, current performance may be higher or lower than performance shown. A 1% short-term trading fee may be applied to shares exchanged or sold within 7 days of purchase.

Fund price and distribution information For the six-month period ended 3/31/09

Distributions	Class A		Class B	Class C	Class M		Class R	Class Y

Number	6		6	6	6		6	6

Income	$0.174		$0.147	$0.148	$0.157		$0.164	$0.183

Capital gains	—		—	—	—		—	—

Total	$0.174		$0.147	$0.148	$0.157		$0.164	$0.183

Share value	NAV	POP	NAV	NAV	NAV	POP	NAV	NAV

9/30/08	$8.35	$8.86	$8.27	$8.28	$8.27	$8.57	$8.45	$8.34

3/31/09	7.04	7.47	6.99	6.98	6.99	7.24	7.15	7.05

The classification of distributions, if any, is an estimate. Final distribution information will appear on your year-end tax forms.

Fund’s annual operating expenses For the fiscal year ended 9/30/08

	Class A	Class B	Class C	Class M	Class R	Class Y

Total annual fund operating expenses	1.18%	1.93%	1.93%	1.68%	1.43%	0.93%

Expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown in the next section and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

Comparative index returns For periods ended 3/31/09

			Lipper	Lipper	Lipper
			Mixed-Asset	Mixed-Asset	Mixed-Asset
	Barclays Capital		Target Allocation	Target Allocation	Target Allocation
	Aggregate	Russell 3000	Growth Funds	Moderate Funds	Conservative Funds
	Bond Index	Index	category average*	category average†	category average‡

Annual average
(life of fund)	6.10%	5.43%	4.93%	4.48%	4.59%

10 years	74.04	–20.37	1.75	6.91	21.28
Annual average	5.70	–2.25	0.01	0.52	1.83

5 years	22.41	–20.94	–11.30	–8.61	–1.69
Annual average	4.13	–4.59	–2.45	–1.87	–0.40

3 years	18.35	–35.40	–24.33	–19.89	–10.72
Annual average	5.78	–13.55	–8.97	–7.24	–3.81

1 year	3.13	–38.20	–29.69	–25.56	–17.38

6 months	4.70	–31.12	–21.51	–18.12	–11.99

Index and Lipper results should be compared to fund performance at net asset value.

* Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/09, there were 709, 682, 542, 449, 249, and 90 funds, respectively, in this Lipper category.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/09, there were 536, 522, 391, 289, 153, and 38 funds, respectively, in this Lipper category.

‡ Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/09, there were 448, 433, 336, 201, 75, and 13 funds, respectively, in this Lipper category.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund limited these expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The following table shows the expenses you would have paid on a $1,000 investment in each of the three Putnam Asset Allocation Funds from October 1, 2008, to March 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
Expenses paid per $1,000*	$5.18	$8.40	$8.40	$7.33	$6.25	$4.10

Ending value (after expenses)	$730.90	$728.80	$728.40	$728.70	$730.10	$731.40
Balanced Portfolio
Expenses paid per $1,000*	$5.02	$8.34	$8.33	$7.23	$6.12	$3.91

Ending value (after expenses)	$780.80	$778.40	$777.10	$778.50	$779.90	$781.40
Conservative Portfolio
Expenses paid per $1,000*	$5.53	$9.01	$9.00	$7.86	$6.70	$4.38

Ending value (after expenses)	$864.20	$863.20	$861.00	$864.40	$865.80	$867.50

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended March 31, 2009, use the following calculation method. To find the value of your investment on October 1, 2008, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
Expenses paid per $1,000*	$6.04	$9.80	$9.80	$8.55	$7.29	$4.78

Ending value (after expenses)	$1,018.95	$1,015.21	$1,015.21	$1,016.45	$1,017.70	$1,020.19
Balanced Portfolio
Expenses paid per $1,000*	$5.69	$9.45	$9.45	$8.20	$6.94	$4.43

Ending value (after expenses)	$1,019.30	$1,015.56	$1,015.56	$1,016.80	$1,018.05	$1,020.54
Conservative Portfolio
Expenses paid per $1,000*	$5.99	$9.75	$9.75	$8.50	$7.24	$4.73

Ending value (after expenses)	$1,019.00	$1,015.26	$1,015.26	$1,016.50	$1,017.75	$1,020.24

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/09. The expense ratio may differ for each share class (see the last table in this section). Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Compare expenses using industry averages

You can also compare your fund’s expenses with the average of its peer group, as defined by Lipper, an independent fund-rating agency that ranks funds relative to others that Lipper considers to have similar investment styles or objectives. The expense ratio for each share class shown indicates how much of your fund’s average net assets have been used to pay ongoing expenses during the period.

	Class A	Class B	Class C	Class M	Class R	Class Y

Growth Portfolio
annualized expense ratio*	1.20%	1.95%	1.95%	1.70%	1.45%	0.95%
Average annualized expense
ratio for Lipper peer group†	1.23%	1.98%	1.98%	1.73%	1.48%	0.98%

Balanced Portfolio
annualized expense ratio*	1.13%	1.88%	1.88%	1.63%	1.38%	0.88%
Average annualized expense
ratio for Lipper peer group†	1.12%	1.87%	1.87%	1.62%	1.37%	0.87%

Conservative Portfolio
annualized expense ratio*	1.19%	1.94%	1.94%	1.69%	1.44%	0.94%
Average annualized expense
ratio for Lipper peer group†	1.16%	1.91%	1.91%	1.66%	1.41%	0.91%

* Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average. The Lipper average is a simple average of front-end load funds in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce fund expenses. To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect 12b-1 fees. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times; the fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 3/31/09.

† See pages 28 and 30 for more information on the funds’ new Lipper categories, whose expenses are shown above.

Your fund’s portfolio turnover

Putnam funds are actively managed by experts who buy and sell securities based on intensive analysis of companies, industries, economies, and markets. Portfolio turnover is a measure of how often a fund’s managers buy and sell securities for your fund. A portfolio turnover of 100%, for example, means that the managers sold and replaced securities valued at 100% of a fund’s average portfolio value within a given period. Funds with high turnover may be more likely to generate capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance.

Funds that invest in bonds or other fixed-income instruments may have higher turnover than funds that invest only in stocks. Short-term bond funds tend to have higher turnover than longer-term bond funds, because shorter-term bonds will mature or be sold more frequently than longer-term bonds. You can use the following table to compare your fund’s turnover with the average turnover for funds in its Lipper category.

Turnover comparisons Percentage of holdings that change every year

	2008	2007	2006	2005	2004

Growth Portfolio	113%	81%	85%	112%	120%
Lipper Mixed-Asset Target Allocation
Growth Funds category average	68%	68%	70%	72%	74%

Balanced Portfolio	124%	107%	90%	144%	159%
Lipper Mixed-Asset Target Allocation
Moderate Funds category average	61%	64%	73%	76%	71%

Conservative Portfolio	170%	151%	133%	209%	259%
Lipper Mixed-Asset Target Allocation
Conservative Funds category average	55%	51%	49%	50%	48%

Turnover data for each fund is calculated based on each fund’s fiscal-year period, which ends on September 30. Turnover data for each fund’s Lipper category is calculated based on the average of the turnover of each fund in the category for its fiscal year ended during the indicated year. Fiscal years vary across funds in the Lipper category, which may limit the comparability of the funds’ portfolio turnover rates to the Lipper averages. Comparative data for 2008 is based on information available as of 12/31/08.

Your fund’s management

In addition to Jeffrey Knight, your fund’s Portfolio Managers are James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt.

Portfolio manager fund ownership

The following table shows how much the funds’ current Portfolio Managers have invested in the funds and in all Putnam mutual funds (in dollar ranges). Information shown is as of March 31, 2009, and March 31, 2008.

GP: Assets in the Growth Portfolio	• Total assets in all Putnam funds
BP: Assets in the Balanced Portfolio
CP: Assets in the Conservative Portfolio

			$1 –	$10,001 –	$50,001 –	$100,001 –	$500,001 –	$1,000,001
	Year	$0	$10,000	$50,000	$100,000	$500,000	$1,000,000	and over

Jeffrey Knight	2009	BP					GP	CP •
	2008					BP		CP,GP •

James Fetch	2009				BP	CP,GP	•
	N/A

Robert Kea	2009	BP,CP					GP •
	2008	BP				GP	CP	•

Robert Schoen	2009	BP,CP				GP		•
	2008	BP,CP				GP		•

Jason Vaillancourt	2009	CP,GP				BP	•
	N/A

N/A indicates the individual was not a Portfolio Manager as of 3/31/08.

Trustee and Putnam employee fund ownership

As of March 31, 2009, all of the Trustees of the Putnam funds owned fund shares. The following table shows the approximate value of investments in the fund and all Putnam funds as of that date by the Trustees and Putnam employees. These amounts include investments by the Trustees’ and employees’ immediate family members and investments through retirement and deferred compensation plans.

	Assets in the funds	Total assets in all Putnam funds

Trustees	$9,591,000	$30,000,000

Putnam employees	$35,216,000	$319,000,000

Other Putnam funds managed by the Portfolio Managers

Jeffrey Knight is also a Portfolio Manager of Putnam Income Strategies Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, and Putnam RetirementReady® Funds.

James Fetch and Jason Vaillancourt are also Portfolio Managers of Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund.

Robert Kea and Robert Schoen are also Portfolio Managers of Putnam Income Strategies Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, and Putnam RetirementReady® Funds.

Jeffrey Knight, James Fetch, Robert Kea, Robert Schoen, and Jason Vaillancourt may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate.

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. NAV is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Merrill Lynch U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.

Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”). In May 2008, the Board of Trustees also approved a new sub-management contract, in respect of your fund, between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management, and a new sub-advisory contract, in respect of your fund, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and
categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of your fund voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., each fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Actual
	Management	Total
	Fee	Expenses
	(percentile)	(percentile)

Putnam Asset Allocation Fund:	69th	38th
Conservative Portfolio

Putnam Asset Allocation Fund:	28th	10th
Balanced Portfolio

Putnam Asset Allocation Fund:	43rd	52nd
Growth Portfolio

(Because each fund’s custom peer group is smaller than the fund’s broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not be applied to your fund because it had a below-average expense ratio relative to its custom peer group.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. Your fund currently has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale, which means that the effective management fee rate of the fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if the fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class A share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report.) Where applicable, the table also shows the number of funds in the peer groups for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

	One-year	Three-year	Five-year
	period rank (fund	period rank	period rank
	rank/# of funds	(fund rank/# of	(fund rank/# of
	in category)	funds in category)	funds in category)

Putnam Asset Allocation Funds Conservative Portfolio	86th	45th	39th
Lipper Mixed-Asset Target Allocation Conservative Funds	(355/414)	(117/261)	(53/137)

Putnam Asset Allocation Funds Balanced Portfolio	89th	38th	33rd
Lipper Mixed-Asset Target Allocation Moderate Funds	(406/458)	(129/340)	(79/240)

Putnam Asset Allocation Funds Growth Portfolio	70th	12th	9th
Lipper Mixed-Asset Target Allocation Growth Funds	(450/646)	(59/526)	(35/421)

See page 30 for more recent Lipper performance ranking information for the funds. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the one-year period ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for your fund given its stronger longer-term record, recognizing the tendency for short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the research centralization efforts underway in the equity space at Putnam Management will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance its performance potential.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations;
other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of your fund’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

Comparison of retail and institutional
fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

More recent peer group rankings

More recent Lipper percentile rankings are shown for your fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of your fund’s management contract. The table shows the Lipper peer group percentile rankings of your fund’s class A share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (March 31, 2009). Where applicable, the table also shows each fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
	period rank (fund	period rank	period rank
	rank/# of funds	(fund rank/# of	(fund rank/# of
	in category)	funds in category)	funds in category)

Putnam Asset Allocation Funds Conservative Portfolio	76th	82nd	65th
Lipper Mixed-Asset Target Allocation Conservative Funds	(328/433)	(164/201)	(49/75)

Putnam Asset Allocation Funds Balanced Portfolio	87th	83rd	64th
Lipper Mixed-Asset Target Allocation Moderate Funds	(451/522)	(239/289)	(98/153)

Putnam Asset Allocation Funds Growth Portfolio	92nd	77th	61st
Lipper Mixed-Asset Target Allocation Growth Funds	(623/682)	(344/449)	(152/249)

Approval of the Sub-Management
Contract between Putnam
Management and Putnam
Investments Limited and the
Sub-Advisory Contract among
Putnam Management, Putnam
Investments Limited and The
Putnam Advisory Company

In May 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of each fund, under which PIL’s London office would manage a separate portion of the asset of your fund. Also in May 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of each fund, under which PAC’s Singapore branch would begin providing discretionary investment management services for your fund. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management and sub-advisory contracts in respect of each fund, effective May 15, 2008 and January 30, 2009, respectively.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Singapore office to manage a portion of each fund’s assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to your fund.

Other information for shareholders

Important notice regarding delivery
of shareholder documents

In accordance with SEC regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of putnam.com, and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the Public Reference Room.

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings —from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period.

The funds’ portfolios 3/31/09

COMMON STOCKS*	Growth 58.4%		Balanced 46.9%		Conservative 30.0%
	Shares	Value	Shares	Value	Shares	Value

Basic materials		4.0%		3.1%		2.1%
Abengoa SA (Spain)	26,072	$345,945	23,144	$307,094	12,276	$162,888

Acciona SA (Spain)	3,693	379,097	3,053	313,399	1,756	180,259

Aceto Corp.	15,911	94,830	11,510	68,600	4,376	26,081

Agnico-Eagle Mines, Ltd.
(Canada)	2,834	161,311	2,424	137,974	1,332	75,817

AK Steel Holding Corp.	11,780	83,874	8,490	60,449	3,140	22,357

Albemarle Corp.	15,825	344,510	13,652	297,204	7,355	160,118

Amcor, Ltd. (Australia)	438,218	1,357,775	241,834	749,299	82,802	256,554

Ameron International Corp.	3,460	182,204	2,875	151,398	1,654	87,100

Ampco-Pittsburgh Corp.	9,625	127,628	6,972	92,449	2,641	35,020

Andersons, Inc. (The)	24,686	349,060	20,374	288,088	9,561	135,193

AngloGold Ashanti, Ltd.
(South Africa)	10,464	383,969	—	—	—	—

AngloGold Ashanti, Ltd. ADR
(South Africa)	3,158	116,088	2,655	97,598	1,458	53,596

Antofagasta PLC
(United Kingdom)	283,375	2,044,640	155,048	1,118,720	53,545	386,344

Aracruz Celulose SA ADR
(Brazil)	4,124	27,218	3,593	23,714	1,907	12,586

ArcelorMittal (Luxembourg)	177,828	3,597,754	101,247	2,048,452	37,051	749,603

Aurizon Mines, Ltd. (Canada) †	100,114	450,513	77,377	348,197	30,494	137,223

Balfour Beatty PLC
(United Kingdom)	66,636	312,969	37,623	176,703	12,043	56,562

Barrick Gold Corp.
(Canada) (Toronto Exchange)	11,600	375,681	9,400	304,431	6,145	199,014

Barrick Gold Corp.
(Canada) (NY Exchange)	6,248	202,560	5,336	172,993	2,931	95,023

BASF SE (Germany)	18,526	562,175	9,931	301,358	3,349	101,626

BHP Billiton PLC
(United Kingdom)	36,642	725,251	30,094	595,647	19,729	390,494

BHP Billiton, Ltd. (Australia)	63,535	1,416,017	52,139	1,162,032	33,111	737,951

BlueScope Steel, Ltd. (Australia)	352,491	632,316	189,633	340,173	63,703	114,274

Broadwind Energy, Inc. †	8,883	39,974	7,606	34,227	4,364	19,638

Bway Holding Co. †	19,942	157,342	14,170	111,801	5,519	43,545

Cameco Corp. (Canada)	9,100	156,247	7,900	135,643	4,200	72,114

Canfor Corp. (Canada) †	19,131	72,874	16,670	63,500	8,849	33,708

CF Industries Holdings, Inc. #	28,542	2,030,192	23,911	1,700,789	10,292	732,070

China Grand Forestry Green
Resources Group, Ltd.
(Hong Kong) †	1,228,000	48,237	1,070,000	42,031	568,000	22,312

Cia de Minas Buenaventura
SA ADR (Peru)	29,679	711,702	3,813	91,436	2,095	50,238

Clearwater Paper Corp. †	1,109	8,905	966	7,757	512	4,111

Cliffs Natural Resources, Inc. #	62,594	1,136,707	49,890	906,002	20,605	374,187

Coeur d’Alene Mines Corp. †	113,800	106,972	98,500	92,590	51,900	48,786

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Companhia Vale do Rio Doce
(CVRD) ADR (Brazil)	70,242	$934,219	—	$—	—	$—

Companhia Vale do Rio Doce
(CVRD) (Preference A)
ADR (Brazil)	68,900	777,192	—	—	—	—

Crystallex International Corp.
(Canada) †	80,500	20,930	69,700	18,122	36,700	9,542

Deltic Timber Corp.	2,165	85,323	1,887	74,367	1,001	39,449

Denison Mines Corp. (Canada) †	21,000	15,332	18,300	13,361	9,700	7,082

Dow Chemical Co. (The) #	113,797	959,309	95,189	802,443	40,690	343,017

Eldorado Gold Corp. (Canada) †	11,506	103,554	9,745	87,705	5,352	48,168

Energy Resources of Australia, Ltd.
(Australia)	7,724	114,182	6,732	99,518	3,570	52,775

Fletcher Building, Ltd.
(New Zealand)	122,508	420,134	69,167	237,204	22,140	75,928

FMC Corp.	33,472	1,443,982	28,016	1,208,610	12,050	519,837

Gammon Gold, Inc. (Canada) †	10,671	69,041	8,794	56,897	4,830	31,250

Gold Fields, Ltd. ADR
(South Africa)	4,954	56,178	4,115	46,664	2,260	25,628

Goldcorp, Inc.
(Toronto Exchange) (Canada)	6,988	232,840	5,895	196,421	3,238	107,890

Golden Star Resources, Ltd. †	31,905	46,581	26,814	39,148	14,727	21,501

Granite Construction, Inc.	10,300	386,044	7,400	277,352	2,800	104,944

Great Basin Gold, Ltd.
(South Africa) †	37,659	47,827	31,283	39,729	17,181	21,820

Grief, Inc. Class A	3,309	110,157	2,883	95,975	1,531	50,967

Grupo Empresarial Ence SA (Spain)	18,718	51,121	16,310	44,545	8,658	23,646

Grupo Ferrovial SA (Spain)	13,331	284,621	11,573	247,087	6,183	132,009

Gunns, Ltd. (Australia)	61,106	38,330	53,244	33,398	28,266	17,730

Harmony Gold Mining Co.,
Ltd. ADR (South Africa) †	5,870	64,218	5,085	55,630	2,793	30,555

Hecla Mining Co. †	62,372	124,744	52,467	104,934	30,106	60,212

Hokuetsu Paper Mills, Ltd. (Japan)	29,000	124,879	25,000	107,654	13,500	58,133

Holmen AB Class B (Sweden)	5,800	96,306	5,100	84,683	2,700	44,832

Iamgold Corp. (Canada)	11,180	95,589	9,626	82,302	5,287	45,204

Impregilo SpA (Italy) †	94,074	248,393	75,021	198,086	45,306	119,626

Innophos Holdings, Inc.	12,533	141,372	9,304	104,949	3,282	37,021

Innospec, Inc.	24,098	90,849	18,003	67,871	6,364	23,992

Insituform Technologies, Inc. †	11,171	174,714	9,198	143,857	5,292	82,767

International Paper Co.	13,943	98,159	12,149	85,529	6,450	45,408

Israel Chemicals, Ltd. (Israel)	11,396	93,734	9,353	76,930	5,983	49,211

JFE Holdings, Inc. (Japan)	16,700	368,646	9,400	207,501	3,000	66,224

Kaiser Aluminum Corp.	6,661	154,002	4,796	110,884	1,792	41,431

Kinross Gold Corp. (Canada)	9,301	166,209	7,833	139,976	4,302	76,877

Koninklijke DSM NV (Netherlands)	20,641	542,221	11,060	290,537	3,731	98,010

Koppers Holdings, Inc.	16,586	240,829	12,317	178,843	4,429	64,309

Layne Christensen Co. †	13,311	213,908	11,103	178,425	6,387	102,639

Linde AG (Germany)	5,885	399,745	4,824	327,676	3,071	208,601

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Matsushita Electric Works, Ltd.
(Japan)	45,000	$330,422	25,000	$183,568	8,000	$58,742

MeadWestvaco Corp.	9,911	118,833	8,635	103,534	4,584	54,962

Minefinders Corp. (Canada) †	10,582	81,481	8,684	66,867	4,769	36,721

Monsanto Co.	43,520	3,616,512	36,441	3,028,247	15,723	1,306,535

Mosaic Co. (The)	47,593	1,997,954	39,832	1,672,147	17,306	726,506

New Gold, Inc. (Canada) †	29,530	57,181	24,928	48,269	13,691	26,511

Newmont Mining Corp.	5,368	240,272	4,576	204,822	2,514	112,527

Northgate Minerals Corp.
(Canada) †	38,766	51,946	33,426	44,791	18,358	24,600

Northwest Pipe Co. †	4,475	127,403	3,681	104,798	2,306	65,652

Nucor Corp.	30,500	1,164,185	25,400	969,518	11,000	419,870

Oilsands Quest, Inc. (Canada) †	28,742	20,694	24,795	17,852	13,358	9,618

OJI Paper Co., Ltd. (Japan)	50,000	204,037	44,000	179,553	23,000	93,857

OM Group, Inc. †	21,667	418,606	15,859	306,396	5,946	114,877

Packaging Corp. of America	33,607	437,563	28,391	369,651	12,993	169,169

Paladin Energy, Ltd. (Australia) †	36,243	85,956	31,588	74,916	16,754	39,735

PAN American Silver Corp.
(Canada) †	5,097	88,790	4,310	75,080	2,368	41,251

Plum Creek Timber
Company, Inc. R	6,536	190,002	5,695	165,554	3,023	87,879

Portucel Empresa Produtora
de Pasta e Papel SA (Portugal)	66,847	128,223	58,247	111,727	30,922	59,313

POSCO (South Korea)	3,219	855,452	—	—	—	—

Potash Corp. of Saskatchewan,
Inc. (Canada)	20,708	1,673,413	17,315	1,399,225	7,410	598,802

Potlatch Corp. R	3,882	90,024	3,382	78,429	1,795	41,626

PV Crystalox Solar PLC
(United Kingdom)	48,214	58,626	45,460	55,277	24,492	29,781

Rangold Resources, Ltd. ADR
(United Kingdom)	2,917	158,539	2,474	134,462	1,359	73,862

Rayonier, Inc.	5,227	157,960	4,554	137,622	2,418	73,072

Royal Gold, Inc.	2,242	104,836	1,932	90,340	1,061	49,612

Real Gold Mining, Ltd. 144A
(China) †	139,000	109,045	—	—	—	—

Sappi, Ltd. ADR (South Africa) †	16,634	32,436	14,493	28,261	7,694	15,003

Schnitzer Steel Industries, Inc.
Class A	20,147	632,414	15,865	498,002	6,478	203,344

Seabridge Gold, Inc. (Canada) †	4,217	95,515	3,639	82,423	1,999	45,277

Silver Standard Resources, Inc.
(Canada) †	4,295	69,235	3,585	57,790	1,969	31,740

Silver Wheaton Corp. (Canada) †	68,100	560,463	51,393	422,964	21,556	177,406

Sino-Forest Corp. (Canada) †	11,578	80,764	10,089	70,377	5,356	37,362

Sonoco Products Co.	6,901	144,783	6,013	126,153	3,192	66,968

Southern Copper Corp. (Peru)	151,890	2,645,924	127,009	2,212,497	54,703	952,926

Stora Enso OYJ Class R (Finland)	24,947	88,297	21,737	76,935	11,540	40,844

Sumitomo Forestry Co., Ltd.
(Japan)	19,300	127,716	16,900	111,835	8,900	58,895

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Basic materials cont.
Svenska Cellulosa AB Class B
(Sweden)	17,800	$135,117	15,600	$118,417	8,200	$62,245

Syngenta AG (Switzerland)	4,660	936,173	3,822	767,823	2,442	490,587

Terra Industries, Inc.	68,877	1,934,755	56,729	1,593,518	23,919	671,885

Timberwest Forest Corp.
(Unit) (Canada)	11,500	26,740	10,021	23,301	5,320	12,370

Uex Corp. (Canada) †	29,500	19,431	25,700	16,928	13,700	9,024

Umicore NV/SA (Belgium)	95,659	1,762,577	53,072	977,885	18,476	340,432

UPM-Kymmene OYJ (Finland)	15,054	86,804	13,117	75,635	6,963	40,150

Uranium One, Inc. (Canada) †	41,300	83,577	36,000	72,851	19,100	38,652

Usinas Siderurgicas de Minas
Gerais SA (Usiminas) Class A
(Preference) (Brazil)	63,650	813,198	—	—	—	—

Vallourec SA (France)	5,897	546,481	4,786	443,524	3,105	287,744

Voestalpine AG (Austria)	64,091	839,495	34,934	457,582	11,934	156,317

Votorantim Celulose e Papel
SA ADR (Brazil)	9,903	43,375	8,629	37,795	4,581	20,065

Wausau Paper Corp.	13,776	72,462	12,003	63,136	6,372	33,517

West Fraser Timber Co., Ltd.
(Canada)	4,045	71,713	3,524	62,476	1,871	33,170

Weyerhaeuser Co.	6,603	182,045	5,753	158,610	3,054	84,199

Xstrata PLC (United Kingdom)	36,779	245,318	30,218	201,556	19,326	128,905

Yamana Gold, Inc. (Canada)	16,001	148,009	13,607	125,865	7,473	69,125

Zhaojin Mining Industry Co., Ltd.
(Hong Kong)	140,500	199,109	114,500	162,263	73,500	104,160

		53,569,832		37,175,608		16,992,019
Capital goods		3.9%		3.1%		2.0%
Acuity Brands, Inc.	10,228	230,539	7,590	171,079	2,614	58,920

Aecom Technology Corp. †	14,534	379,047	12,174	317,498	7,046	183,760

AeroVironment, Inc. †	8,020	167,618	5,811	121,450	2,199	45,959

AGCO Corp. †	52,157	1,022,277	43,636	855,266	18,791	368,304

Alstom SA (France)	8,137	421,106	6,693	346,376	4,248	219,843

American Ecology Corp.	8,787	122,491	6,384	88,993	2,403	33,498

American Science &
Engineering, Inc.	2,453	136,877	1,783	99,491	658	36,716

Applied Industrial Technologies, Inc.	28,974	488,791	21,536	363,312	8,015	135,213

Arabtec Holding Co.
(United Arab Emirates)	1,115,358	499,119	—	—	—	—

ATC Technology Corp. †	17,027	190,702	12,080	135,296	4,721	52,875

Autoliv, Inc. (Sweden)	37,503	696,431	31,369	582,522	13,494	250,584

Aveng, Ltd. (South Africa)	242,016	668,215	—	—	—	—

BAE Systems PLC
(United Kingdom)	908,278	4,356,685	526,902	2,527,361	201,511	966,576

Bio-Treat Technology, Ltd.
(China) †	678,000	15,631	536,000	12,358	308,000	7,101

Boeing Co. (The) #	23,034	819,550	19,233	684,310	8,223	292,574

Bucyrus International, Inc.
Class A	2,928	44,447	2,505	38,026	1,329	20,174

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
Calgon Carbon Corp. †	8,851	$125,419	7,265	$102,945	4,180	$59,231

Canon, Inc. (Japan)	56,250	1,639,222	31,200	909,222	10,800	314,731

Capstone Turbine Corp. †	137,215	98,795	121,400	87,408	64,325	46,314

Caterpillar, Inc.	20,393	570,188	17,049	476,690	7,338	205,170

Chart Industries, Inc. †	39,719	312,986	28,665	225,880	10,323	81,345

China High Speed Transmission
Equipment Group Co., Ltd.
(China)	171,000	245,700	141,000	202,594	81,000	116,384

China National Materials Co.,
Ltd. (China) †	1,828,000	957,777	—	—	—	—

CLARCOR, Inc.	4,355	109,702	3,587	90,357	2,064	51,992

Clean Harbors, Inc. †	6,809	326,832	5,141	246,768	1,816	87,168

Cobham PLC (United Kingdom)	160,918	396,444	132,368	326,107	81,557	200,927

Columbus McKinnon Corp. †	17,358	151,362	12,850	112,052	4,437	38,691

Conergy AG (Germany) †	6,235	5,553	5,410	4,818	2,886	2,570

Cummins, Inc. #	35,001	890,775	29,277	745,100	12,619	321,154

Deere (John) & Co.	9,436	310,161	8,122	266,970	3,445	113,237

Doosan Heavy Industries and
Construction Co., Ltd.
(South Korea)	6,898	341,448	5,620	278,188	3,313	163,992

Ebara Corp. (Japan)	102,000	226,160	86,000	190,684	49,000	108,645

EMCOR Group, Inc. †	25,708	441,406	18,835	323,397	6,832	117,305

Emerson Electric Co. #	48,325	1,381,129	40,449	1,156,032	17,417	497,778

Energy Recovery, Inc. †	24,271	184,460	18,400	139,840	11,791	89,612

EnergySolutions, Inc.	3,831	33,138	3,707	32,066	1,966	17,006

Epure International, Ltd. (China)	64,000	12,433	59,000	11,462	34,000	6,605

European Aeronautic Defense
and Space Co. (France)	235,982	2,744,485	129,517	1,506,291	43,503	505,943

Exide Technologies †	97,891	293,673	74,727	224,181	33,957	101,871

Finmeccanica SpA (Italy)	61,696	767,312	50,008	621,948	31,585	392,822

Flowserve Corp.	15,919	893,374	13,325	747,799	5,739	322,073

Fluor Corp.	20,988	725,135	17,546	606,214	7,546	260,714

Foster Wheeler AG †	32,974	576,056	27,599	482,155	11,876	207,474

Franklin Electric Co., Inc.	4,717	104,387	3,876	85,776	2,230	49,350

Fuel Systems Solutions, Inc. †	5,500	74,140	4,000	53,920	1,500	20,220

Fuel Tech, Inc. †	24,655	257,891	21,600	225,936	11,412	119,370

Fuji Machine Manufacturing
Co., Ltd. (Japan)	37,600	304,875	30,900	250,548	19,100	154,870

Funai Electric Co., Ltd. (Japan)	5,900	174,000	4,800	141,560	3,100	91,424

Gardner Denver, Inc. †	14,709	319,774	10,798	234,749	3,760	81,742

General Cable Corp. †	13,766	272,842	9,984	197,883	3,757	74,464

General Dynamics Corp.	46,652	1,940,257	39,051	1,624,131	16,832	700,043

Glory, Ltd. (Japan)	20,100	357,902	16,300	290,239	10,500	186,964

GLV, Inc. Class A (Canada) †	13,266	69,378	11,213	58,641	6,451	33,737

Gorman-Rupp Co. (The)	7,188	142,322	6,207	122,899	3,316	65,657

GrafTech International, Ltd. †	16,543	101,905	12,194	75,115	4,245	26,149

GUD Holdings, Ltd. (Australia)	10,939	47,632	9,282	40,417	5,340	23,252

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
Heico Corp.	7,011	$170,367	5,237	$127,259	2,047	$49,742

Hyflux, Ltd. (Singapore)	65,000	70,623	54,000	58,672	31,000	33,682

Hyundai Mobis (South Korea)	12,993	759,633	—	—	—	—

ITT Corp.	5,719	220,010	4,736	182,194	2,725	104,831

Jacobs Engineering Group, Inc. †	17,100	661,086	14,300	552,838	6,200	239,692

John Bean Technologies Corp.	15,280	159,829	11,210	117,257	4,050	42,363

Joy Global, Inc.	60,523	1,289,140	49,777	1,060,250	21,393	455,671

Kurita Water Industries, Ltd.
(Japan)	24,200	465,167	19,800	380,591	12,400	238,350

Lindsay Corp.	4,171	112,617	3,432	92,664	1,834	49,518

Lockheed Martin Corp. #	11,053	762,989	9,274	640,184	4,003	276,327

MAN AG (Germany)	1,830	79,799	1,034	45,089	331	14,434

Manitowoc Co., Inc. (The)	90,245	295,101	75,476	246,807	32,525	106,357

Met-Pro Corp.	3,835	31,255	3,457	28,175	1,847	15,053

Mitsubishi Electric Corp. (Japan)	193,000	877,616	126,000	572,951	65,000	295,570

Moog, Inc. †	7,075	161,805	5,254	120,159	1,893	43,293

MTU Aero Engines Holding AG
(Germany)	10,838	254,072	8,848	207,421	5,512	129,216

Mueller Water Products, Inc.
Class A	38,257	126,248	31,977	105,524	18,397	60,710

Murray & Roberts Holdings, Ltd.
(South Africa)	126,704	544,927	—	—	—	—

Nalco Holding Co.	12,597	164,643	10,548	137,862	6,069	79,322

Northrop Grumman Corp.	14,665	639,981	12,277	535,768	5,301	231,336

Orbital Sciences Corp. †	14,049	167,043	10,515	125,023	3,592	42,709

Organo Corp. (Japan)	11,000	60,824	9,000	49,765	5,000	27,647

Parker-Hannifin Corp.	36,524	1,241,086	30,035	1,020,589	13,238	449,827

Pentair, Inc.	11,864	257,093	9,864	213,753	5,675	122,977

Pitney Bowes, Inc.	45,668	1,066,348	38,161	891,059	16,418	383,360

Prysmian SpA (Italy)	146,332	1,456,493	89,847	894,279	37,466	372,912

Raser Technologies, Inc. †	19,500	81,705	17,000	71,230	9,000	37,710

Raytheon Co.	68,363	2,662,055	57,200	2,227,368	24,631	959,131

Rexam PLC (United Kingdom)	41,861	161,743	34,039	131,520	22,036	85,143

Roper Industries, Inc.	6,648	282,208	5,543	235,300	3,189	135,373

Samsung Engineering Co., Ltd.
(South Korea)	11,047	465,099	—	—	—	—

Siemens AG (Germany)	6,169	353,147	5,068	290,120	3,325	190,341

Silgan Holdings, Inc.	7,455	391,686	5,355	281,352	2,066	108,548

Solaria Energia y Medio Ambiente
SA (Spain) †	11,927	24,227	10,629	21,590	5,566	11,306

Solon AG Fuer Solartechnik
(Germany) †	2,149	27,514	1,865	23,878	989	12,662

Spirax-Sarco Engineering PLC
(United Kingdom)	15,192	182,533	12,762	153,337	7,342	88,215

Steelcase, Inc.	128,204	642,302	107,225	537,197	46,178	231,352

Sunpower Corp. Class A †	4,510	107,248	3,746	89,080	2,149	51,103

Tanfield Group PLC
(United Kingdom) †	194,065	27,793	168,398	24,117	89,769	12,856

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Capital goods cont.
Teledyne Technologies, Inc. †	6,613	$176,435	4,782	$127,584	1,819	$48,531

Terex Corp. †	78,100	722,425	65,300	604,025	28,300	261,775

Tetra Tech, Inc. †	18,794	383,022	15,617	318,274	8,985	183,114

Tomkins PLC (United Kingdom)	119,327	207,074	67,371	116,912	21,565	37,423

United Technologies Corp.	53,146	2,284,215	44,422	1,909,258	19,116	821,606

USEC, Inc. †	21,900	105,120	19,100	91,680	10,100	48,480

Valmont Industries, Inc.	4,000	200,840	3,467	174,078	1,851	92,939

Vestas Wind Systems A/S
(Denmark) †	6,230	275,120	5,219	230,474	2,994	132,217

Vinci SA (France)	8,160	302,127	6,697	247,959	4,284	158,617

WESCO International, Inc. †	18,210	329,965	13,425	243,261	4,836	87,628

Yingli Green Energy Holding
Co., Ltd. ADR (China) †	56,935	342,749	11,600	69,832	6,061	36,487

		52,022,103		36,487,879		16,427,549
Communication services		3.9%		2.7%		1.7%
AboveNet, Inc. †	150	6,750	—	—	75	3,375

Adelphia Recovery Trust
(Ser. ACC-1) †	194,250	1,943	262,238	2,622	121,406	1,214

Airvana, Inc. †	28,723	168,030	21,680	126,828	7,650	44,753

America Movil SAB de CV
ADR Ser. L (Mexico)	74,622	2,020,764	7,648	207,108	4,715	127,682

AT&T, Inc. #	300,306	7,567,711	251,213	6,330,568	108,191	2,726,413

Atlantic Tele-Network, Inc.	13,242	253,982	9,845	188,827	3,831	73,479

Belgacom SA (Belgium)	12,385	387,770	6,993	218,948	2,239	70,102

Carphone Warehouse Group
PLC (The) (United Kingdom)	420,417	757,093	227,131	409,021	75,978	136,822

CenturyTel, Inc.	29,500	829,540	24,700	694,564	10,700	300,884

China Mobile, Ltd. (China)	186,000	1,619,268	—	—	—	—

China Mobile, Ltd. ADR (China)	728	31,683	—	—	—	—

China Unicom Hong Kong, Ltd.
(China)	200,000	209,572	164,000	171,849	106,000	111,073

Cincinnati Bell, Inc. †	116,280	267,444	81,893	188,354	30,800	70,840

Comcast Corp. Class A	145,666	1,986,884	121,818	1,661,598	52,513	716,277

DIRECTV Group, Inc. (The) †	140,463	3,201,152	117,507	2,677,985	50,603	1,153,242

DISH Network Corp. Class A †	43,444	482,663	36,302	403,315	15,641	173,772

Earthlink, Inc. †	40,319	264,896	28,792	189,163	10,998	72,257

Embarq Corp.	21,642	819,150	18,093	684,820	7,775	294,284

Empressa Nacional de
Telecomunicaciones SA (Chile)	55,252	634,972	—	—	—	—

France Telecom SA (France)	191,907	4,362,508	110,298	2,507,339	41,470	942,713

GeoEye, Inc. †	5,524	109,099	3,993	78,862	1,519	30,000

Globe Telecom, Inc. (Philippines)	27,910	481,669	—	—	—	—

j2 Global Communications, Inc. †	12,113	265,154	8,847	193,661	3,231	70,727

KDDI Corp. (Japan)	706	3,328,275	406	1,913,994	151	711,855

Koninklijke (Royal) KPN NV
(Netherlands)	44,680	597,294	36,860	492,754	24,248	324,154

KT Freetel Co., Ltd.
(South Korea) †	16,830	337,248	13,710	274,728	8,850	177,341

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Communication services cont.
Liberty Global, Inc. Class A †	88,419	$1,287,381	73,966	$1,076,945	31,851	$463,751

Mobile Telesystems ADR (Russia)	25,500	762,960	—	—	—	—

MTN Group, Ltd. (South Africa)	113,727	1,263,598	—	—	—	—

NeuStar, Inc. Class A †	24,820	415,735	18,170	304,348	6,630	111,053

Nice Systems, Ltd. ADR (Israel) †	13,249	329,370	9,665	240,272	3,622	90,043

NII Holdings, Inc. †	61,364	920,460	51,299	769,485	22,080	331,200

Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	103,300	3,919,706	62,200	2,360,172	25,900	982,772

Novatel Wireless, Inc. †	19,646	110,411	14,524	81,625	5,022	28,224

NTELOS Holdings Corp.	12,399	224,918	9,163	166,217	3,170	57,504

NTT DoCoMo, Inc. (Japan)	147	200,376	120	163,572	76	103,596

Partner Communications Co.,
Ltd. (Israel)	39,636	595,634	—	—	—	—

Premiere Global Services, Inc. †	31,279	275,881	23,242	204,994	7,996	70,525

PT Telekomunikasi (Indonesia)	469,000	307,294	—	—	—	—

Qatar Telecom Q-Tel QSC
(Qatar)	19,112	498,122	—	—	—	—

Swisscom AG (Switzerland)	1,066	298,873	883	247,565	578	162,053

Telecomunicacoes de Sao Paulo
SA ADR (Brazil)	19,600	407,288	—	—	—	—

Telefonica SA (Spain)	41,471	827,948	22,555	450,299	7,495	149,634

Telekom Austria AG (Austria)	14,377	217,185	8,118	122,634	2,599	39,262

Telekomunikasi Indonesia Tbk
PT ADR (Indonesia)	12,846	330,142	—	—	—	—

Telephone and Data Systems, Inc.	13,010	344,895	10,910	289,224	4,687	124,252

Time Warner Cable, Inc.	29,529	732,319	24,712	612,858	10,643	263,946

Verizon Communications, Inc.	190,155	5,742,681	159,052	4,803,370	68,998	2,083,740

Vodafone Group PLC
(United Kingdom)	611,169	1,067,379	499,765	872,817	316,511	552,772

		52,073,070		32,383,305		13,947,586
Conglomerates		1.1%		0.9%		0.6%
3M Co.	65,946	3,278,835	55,196	2,744,345	23,751	1,180,900

Ansell, Ltd. (Australia)	66,320	395,708	34,824	207,782	11,986	71,516

Bouygues SA (France)	62,597	2,232,403	34,265	1,221,996	11,540	411,552

Danaher Corp.	4,885	264,865	4,096	222,085	2,357	127,797

General Electric Co. #	331,513	3,351,596	275,330	2,783,586	119,471	1,207,852

Hutchison Whampoa, Ltd.
(Hong Kong)	106,000	519,906	57,000	279,572	19,000	93,191

Itochu Corp. (Japan)	275,000	1,354,829	152,000	748,851	54,000	266,039

Marubeni Corp. (Japan)	147,000	455,877	83,000	257,400	27,000	83,732

Silex Systems, Ltd. (Australia) †	17,131	50,719	14,931	44,206	7,919	23,445

Vivendi SA (France)	109,475	2,891,530	72,029	1,902,480	35,661	941,903

Walter Industries, Inc.	18,713	427,966	15,740	359,974	6,943	158,786

		15,224,234		10,772,277		4,566,713
Consumer cyclicals		4.3%		3.4%		2.1%
Aeropostale, Inc. †	6,783	180,156	4,928	130,888	1,855	49,269

Aisin Seiki Co., Ltd. (Japan)	52,100	832,635	32,300	516,202	14,900	238,124

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
Alliance Data Systems Corp. †	7,659	$283,000	5,442	$201,082	2,120	$78,334

Amazon.com, Inc. †	2,490	182,866	2,150	157,896	1,158	85,044

American Media, Inc. 144A †	2,148	2,148	2,679	2,679	1,397	1,397

AnnTaylor Stores Corp. †	30,028	156,146	21,758	113,142	8,284	43,077

Bally Technologies, Inc. †	10,089	185,839	7,294	134,355	2,774	51,097

Bridgestone Corp. (Japan)	145,500	2,099,156	80,700	1,164,274	26,800	386,649

Buckle, Inc. (The)	22,952	732,857	16,395	523,492	6,347	202,660

Charlotte Russe Holding, Inc. †	18,392	149,895	13,330	108,640	4,900	39,935

Chemed Corp.	7,212	280,547	5,345	207,921	2,085	81,107

China Dongxiang Group Co.
(China)	1,249,000	459,423	—	—	—	—

Consolidated Graphics, Inc. †	9,554	121,527	7,213	91,749	2,550	32,436

CTC Media, Inc. (Russia) †	42,818	195,250	35,779	163,152	15,422	70,324

Daily Mail and General Trust PLC
Class A (United Kingdom)	67,920	227,557	38,347	128,476	12,275	41,126

Dana Holding Corp. †	4,951	2,277	5,392	2,480	2,641	1,215

Deckers Outdoor Corp. †	4,749	251,887	3,554	188,504	1,238	65,664

Deluxe Corp.	19,582	188,575	14,602	140,617	5,178	49,864

Denso Corp. (Japan)	17,600	355,241	14,400	290,652	9,500	191,749

Desarrolladora Homex SA
de CV ADR (Mexico) †	34,900	462,076	—	—	—	—

Dolby Laboratories, Inc.
Class A †	22,900	781,119	19,112	651,910	8,168	278,610

Dollar Tree, Inc. †	38,068	1,695,929	31,825	1,417,804	13,726	611,493

Dreamworks Animation SKG,
Inc. Class A †	8,101	175,306	5,857	126,745	2,228	48,214

Dress Barn, Inc. †	25,055	307,926	18,589	228,459	7,229	88,844

Emergency Medical Services
Corp.Class A †	7,014	220,169	5,072	159,210	1,930	60,583

Experian Group, Ltd. (Ireland)	59,979	375,626	33,864	212,077	10,840	67,887

EZCORP, Inc. Class A †	29,874	345,642	21,673	250,757	8,076	93,439

FamilyMart Co., Ltd. (Japan)	10,300	313,870	8,400	255,971	5,500	167,600

Fiat SpA (Italy)	314,601	2,210,062	182,586	1,282,661	70,740	496,946

Fields Corp. (Japan)	86	122,039	70	99,334	45	63,857

Foot Locker, Inc.	85,451	895,526	71,502	749,341	30,779	322,564

Gap, Inc. (The)	37,300	484,527	31,200	405,288	13,500	175,365

Geberit International AG
(Switzerland)	4,091	366,823	3,433	307,823	1,975	177,090

Genesco, Inc. †	25,780	485,437	18,976	357,318	7,339	138,193

Greek Organization of Football
Prognostics (OPAP) SA (Greece)	55,847	1,475,248	30,985	818,496	10,296	271,978

Grupo Televisa SA de CV ADR
(Mexico)	19,843	270,659	—	—	—	—

Guangdong Investment, Ltd.
(China)	666,000	269,302	548,000	221,588	316,000	127,777

Gymboree Corp. (The) †	12,761	272,447	9,456	201,886	3,262	69,644

Hackett Group Inc. (The) †	28,479	57,528	20,596	41,604	7,844	15,845

Hasbro, Inc.	50,039	1,254,478	41,866	1,049,581	18,051	452,539

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
Healthcare Services Group, Inc.	8,212	$122,934	5,836	$87,365	2,273	$34,027

Home Depot, Inc. (The)	38,100	897,636	31,000	730,360	13,800	325,128

Home Retail Group PLC
(United Kingdom)	59,097	189,123	33,366	106,778	10,681	34,181

Honda Motor Co., Ltd. (Japan)	14,100	337,042	11,600	277,283	7,200	172,107

Hyundai Department Store
Co., Ltd. (South Korea)	12,096	627,944	—	—	—	—

ICF International, Inc. †	9,039	207,626	6,578	151,097	2,482	57,012

Isuzu Motors, Ltd. (Japan)	59,000	72,610	48,000	59,073	31,000	38,151

Jakks Pacific, Inc. †	16,069	198,452	11,779	145,471	4,314	53,278

Jos. A. Bank Clothiers, Inc. †	6,871	191,083	4,954	137,771	1,837	51,087

Landauer, Inc.	4,619	234,091	3,518	178,292	1,568	79,466

Lennox International, Inc.	9,000	238,140	6,384	168,921	2,493	65,965

LG Corp. (South Korea)	8,480	303,750	6,960	249,304	4,360	156,173

Lowe’s Cos., Inc.	46,100	841,325	37,900	691,675	16,700	304,775

LVMH Moet Hennessy
Louis Vuitton SA (France)	5,847	366,398	4,846	303,671	3,186	199,648

M.D.C. Holdings, Inc.	19,167	596,860	16,024	498,987	6,909	215,146

Macy’s, Inc.	66,892	595,339	55,559	494,475	24,284	216,128

Manpower, Inc.	15,042	474,274	12,592	397,026	5,433	171,302

Marvel Entertainment, Inc. †	20,075	532,991	14,480	384,444	5,404	143,476

Mattel, Inc.	42,394	488,803	35,420	408,393	15,319	176,628

Mediaset SpA (Italy)	391,638	1,748,936	217,282	970,315	72,198	322,414

Michael Page International PLC
(United Kingdom)	44,746	117,566	36,442	95,748	23,569	61,925

Morningstar, Inc. †	6,549	223,648	5,497	187,723	2,378	81,209

National CineMedia, Inc.	12,679	167,109	9,191	121,137	3,499	46,117

Net 1 UEPS Technologies, Inc.
(South Africa) †	9,896	150,518	7,189	109,345	2,706	41,158

Next PLC (United Kingdom)	78,148	1,473,297	43,357	817,394	14,407	271,610

Nintendo Co., Ltd. (Japan)	3,500	1,025,688	2,900	849,856	1,800	527,497

Nissha Printing Co., Ltd. (Japan)	5,700	182,505	4,600	147,285	3,000	96,055

OfficeMax, Inc.	52,017	162,293	36,972	115,353	14,467	45,137

Panasonic Corp. (Japan)	95,900	1,052,857	52,500	576,382	18,000	197,617

Perry Ellis International, Inc. †	16,930	58,578	12,824	44,371	4,534	15,688

Phillips-Van Heusen Corp.	20,281	459,973	14,800	335,664	5,303	120,272

Point, Inc. (Japan)	11,440	515,407	9,390	423,048	5,860	264,011

PRG-Schultz International, Inc. †	14,321	40,672	10,675	30,317	3,815	10,835

RadioShack Corp.	59,238	507,670	49,522	424,404	21,336	182,850

Reed Elsevier PLC
(United Kingdom)	79,301	568,865	64,845	465,165	42,583	305,469

Rent-A-Center, Inc. †	13,298	257,582	9,436	182,775	3,688	71,437

SECOM Co., Ltd. (Japan)	6,600	244,078	5,400	199,700	3,300	122,039

Sony Corp. (Japan)	43,700	895,178	23,100	473,195	7,900	161,829

Stantec, Inc. (Canada) †	10,798	195,377	8,992	162,699	5,173	93,599

Staples, Inc.	41,000	742,510	34,300	621,173	14,900	269,839

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Consumer cyclicals cont.
Steiner Leisure, Ltd. (Bahamas) †	7,210	$175,996	5,260	$128,397	1,930	$47,111

Steinhoff International Holdings,
Ltd. (South Africa) †	660,273	704,749	—	—	—	—

Steven Madden, Ltd. †	19,342	363,243	14,123	265,230	5,141	96,548

Swire Pacific, Ltd. (Hong Kong)	255,500	1,704,939	142,000	947,559	48,500	323,638

Tenneco Automotive, Inc. †	28,015	45,664	24,500	39,935	12,935	21,084

Thomas Cook Group PLC
(United Kingdom)	528,189	1,815,566	293,041	1,007,282	100,058	343,933

Time Warner, Inc.	117,567	2,269,043	98,349	1,898,136	42,355	817,452

TJX Cos., Inc. (The)	38,782	994,370	32,422	831,300	13,976	358,345

Toro Co. (The)	29,007	701,389	23,397	565,739	9,778	236,432

Toyota Industries Corp. (Japan)	8,000	172,306	6,500	139,999	4,200	90,461

Toyota Motor Corp. (Japan)	7,700	246,724	4,300	137,781	1,400	44,859

Tractor Supply Co. †	3,923	141,463	2,940	106,016	1,050	37,863

True Religion Apparel, Inc. †	13,325	157,368	9,700	114,557	3,590	42,398

TUI Travel PLC
(United Kingdom)	149,482	490,865	77,634	254,932	27,015	88,711

Valeo SA (France)	47,613	694,406	25,354	369,772	8,605	125,499

Vertis Holdings, Inc. (F) †	9,156	9	9,315	9	4,364	4

Volkswagen AG (Germany)	408	125,568	335	103,101	205	63,092

Wal-Mart Stores, Inc. #	117,929	6,144,101	98,602	5,137,164	42,447	2,211,489

Walt Disney Co. (The)	62,665	1,137,996	52,454	952,565	22,604	410,489

Warnaco Group, Inc. (The) †	19,446	466,704	14,365	344,760	5,405	129,720

Watson Wyatt Worldwide, Inc.
Class A	4,577	225,966	3,325	164,155	1,251	61,762

Wheelock and Co., Ltd.
(Hong Kong)	131,000	220,454	74,000	124,531	24,000	40,389

Wiley (John) & Sons, Inc.
Class A	13,690	407,688	11,479	341,845	4,925	146,667

Wolverine World Wide, Inc.	18,012	280,627	13,024	202,914	4,840	75,407

World Fuel Services Corp.	5,365	169,695	3,806	120,384	1,487	47,034

WPP PLC (United Kingdom)	83,178	467,571	67,523	379,569	44,205	248,491

		58,359,919		40,605,121		17,348,702
Consumer staples		6.4%		5.4%		3.5%
AFC Enterprises †	35,344	159,401	26,130	117,846	9,465	42,687

Altria Group, Inc. #	96,849	1,551,521	80,980	1,297,300	34,868	558,585

Anheuser-Busch InBev NV
(Belgium)	82,176	2,268,303	45,857	1,265,790	15,316	422,767

Anheuser-Busch InBev NV
144A (Belgium) †	11,778	325,108	9,708	267,970	6,004	165,728

Archer Daniels Midland Co.	83,092	2,308,296	69,530	1,931,543	29,954	832,122

Aryzta AG (Switzerland) †	11,925	284,848	6,733	160,828	2,156	51,500

Beacon Roofing Supply, Inc. †	10,648	142,577	7,700	103,103	2,929	39,219

Bidz.com, Inc. †	26,129	105,039	19,190	77,144	6,940	27,899

BJ’s Wholesale Club, Inc. †	45,659	1,460,631	37,387	1,196,010	15,775	504,642

Brink’s Co. (The)	15,408	407,696	12,898	341,281	5,560	147,118

Brinker International, Inc.	17,972	271,377	13,520	204,152	4,800	72,480

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Consumer staples cont.
British American Tobacco (BAT)
PLC (United Kingdom)	28,627	$662,653	23,650	$547,446	15,549	$359,926

Britvic PLC (United Kingdom)	107,608	349,003	88,285	286,333	54,625	177,164

Bunge, Ltd.	28,086	1,591,072	23,530	1,332,975	10,132	573,978

Cal-Maine Foods, Inc.	5,524	123,682	4,014	89,873	1,440	32,242

Campbell Soup Co.	34,982	957,108	29,224	799,569	12,579	344,161

CEC Entertainment, Inc. †	15,480	400,622	11,046	285,870	4,110	106,367

Chattem, Inc. †	3,230	181,042	2,333	130,765	907	50,837

China Green Holdings, Ltd.
(China)	273,000	160,948	222,000	130,881	144,000	84,895

Church & Dwight Co., Inc.	7,900	412,617	6,600	344,718	2,800	146,244

Clorox Co.	16,417	845,147	13,803	710,578	5,877	302,548

Coca-Cola Co. (The)	28,430	1,249,499	23,817	1,046,757	10,252	450,575

Colgate-Palmolive Co. #	43,139	2,544,338	36,041	2,125,698	15,511	914,839

Colruyt SA (Belgium)	1,974	452,829	1,115	255,777	357	81,895

Constellation Brands, Inc. Class A †	60,364	718,332	50,463	600,510	21,730	258,587

Core-Mark Holding Co., Inc. †	6,905	125,809	4,897	89,223	1,912	34,837

Corn Products International, Inc.	32,207	682,788	26,958	571,510	11,607	246,068

Cosan, Ltd. Class A (Brazil) †	76,554	187,557	67,200	164,640	35,306	86,500

Dean Foods Co. †	63,613	1,150,123	53,246	962,688	22,935	414,665

DeVry, Inc.	8,949	431,163	7,448	358,845	3,198	154,080

Domino’s Pizza, Inc. †	19,651	128,714	14,736	96,521	5,209	34,119

Elizabeth Arden, Inc. †	13,770	80,279	9,910	57,775	3,680	21,454

Energizer Holdings, Inc. †	22,238	1,105,006	18,945	941,377	8,843	439,409

Fomento Economico Mexicano
SA de CV ADR (Mexico)	22,300	562,183	—	—	—	—

Fresh Del Monte Produce, Inc.
(Cayman Islands) †	11,137	182,870	8,014	131,590	2,983	48,981

General Mills, Inc.	10,800	538,704	9,000	448,920	3,900	194,532

Heineken Holding NV
(Netherlands)	30,464	741,600	16,465	400,816	5,505	134,011

Heineken NV (Netherlands)	55,618	1,583,269	30,858	878,430	10,509	299,158

Herbalife, Ltd. (Cayman Islands)	42,318	633,924	33,659	504,212	14,090	211,068

HLTH Corp. †	20,106	208,097	17,079	176,768	9,387	97,155

ITT Educational Services, Inc. †	10,329	1,254,147	8,463	1,027,577	3,598	436,869

Japan Tobacco, Inc. (Japan)	73	194,769	60	160,084	37	98,718

Jardine Cycle & Carriage, Ltd.
(Singapore)	37,000	287,206	18,000	139,722	7,000	54,336

KAO Corp. (Japan)	128,000	2,507,340	75,000	1,469,145	30,000	587,658

Kellogg Co.	14,500	531,135	12,100	443,223	5,300	194,139

Kerry Group PLC Class A (Ireland)	47,331	958,264	25,814	522,631	8,554	173,184

Kimberly-Clark de Mexico SAB
de CV Class A (Mexico)	78,434	254,829	—	—	—	—

Koninklijke Ahold NV
(Netherlands)	268,290	2,936,111	166,620	1,823,456	72,289	791,116

Kraft Foods, Inc. Class A	64,288	1,432,980	53,810	1,199,425	23,172	516,504

Kroger Co.	122,663	2,602,909	102,610	2,177,384	44,206	938,051

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Consumer staples cont.
KT&G Corp. (South Korea)	5,829	$321,089	4,754	$261,873	3,097	$170,597

Lawson, Inc. (Japan)	5,100	210,120	4,200	173,040	2,600	107,120

Lion Nathan, Ltd. (Australia)	52,255	294,045	29,502	166,011	9,443	53,137

McDonald’s Corp.	93,862	5,122,049	78,500	4,283,745	33,789	1,843,866

MWI Veterinary Supply, Inc. †	9,958	283,604	7,477	212,945	2,545	72,482

Nash Finch Co.	13,644	383,260	9,731	273,344	3,766	105,787

Nestle SA (Switzerland)	80,341	2,717,592	65,900	2,229,115	42,079	1,423,352

Netflix, Inc. †	3,246	139,318	2,348	100,776	894	38,370

Olam International, Ltd.
(Singapore)	202,000	194,259	164,000	157,715	106,000	101,938

Pepsi Bottling Group, Inc. (The)	106,624	2,360,655	89,185	1,974,556	38,425	850,730

PepsiCo, Inc. #	65,743	3,384,450	55,027	2,832,790	23,680	1,219,046

Philip Morris International, Inc. #	103,010	3,665,096	86,129	3,064,470	37,853	1,346,810

Prestige Brands Holdings, Inc. †	38,492	199,389	28,676	148,542	10,258	53,136

Procter & Gamble Co. (The)	134,023	6,311,143	112,140	5,280,673	48,317	2,275,248

Reckitt Benckiser PLC
(United Kingdom)	24,619	926,246	20,086	755,700	12,956	487,446

Reynolds American, Inc.	9,950	356,608	8,285	296,934	3,548	127,160

Robert Half International, Inc.	52,670	939,106	44,064	785,661	18,970	338,235

Safeway, Inc.	165,980	3,351,136	138,804	2,802,453	59,803	1,207,423

Sara Lee Corp.	62,600	505,808	52,400	423,392	22,600	182,608

Spartan Stores, Inc.	33,774	520,457	25,235	388,871	9,542	147,042

Strayer Education, Inc.	970	174,474	710	127,708	260	46,766

Suedzucker AG (Germany)	67,803	1,307,480	37,103	715,476	13,312	256,702

SunOpta, Inc. (Canada) †	32,000	55,360	27,900	48,267	14,800	25,604

Swedish Match AB (Sweden)	81,060	1,171,692	43,442	627,938	14,649	211,746

Toyo Suisan Kaisha, Ltd. (Japan)	136,000	2,781,988	85,000	1,738,742	39,000	797,776

WebMD Health Corp. Class A †	9,228	205,784	7,839	174,810	4,308	96,068

WM Morrison Supermarkets PLC
(United Kingdom)	129,550	474,095	106,442	389,530	68,073	249,117

Wolseley PLC (United Kingdom)	147,104	486,702	83,054	274,789	26,585	87,958

Woolworths, Ltd. (Australia)	195,598	3,414,274	107,514	1,876,718	36,058	629,413

Yum! Brands, Inc.	86,189	2,368,474	72,102	1,981,363	31,072	853,859

		85,861,218		64,964,626		28,362,159
Energy		7.1%		5.8%		3.7%
Alpha Natural Resources, Inc. †	66,071	1,172,760	51,062	906,351	20,185	358,284

Arch Coal, Inc.	3,510	46,929	3,230	43,185	1,714	22,916

Areva SA (France)	149	62,102	130	54,183	69	28,759

Aventine Renewable Energy
Holdings, Inc. †	41,678	3,543	36,385	3,093	19,603	1,666

Ballard Power Systems, Inc.
(Canada) †	43,013	68,821	39,800	63,680	21,146	33,834

Basic Energy Services, Inc. †	28,356	183,463	21,121	136,653	7,605	49,204

BG Group PLC
(United Kingdom)	78,374	1,187,557	64,534	977,848	42,170	638,978

BP PLC (United Kingdom)	588,981	3,940,513	410,584	2,746,967	215,293	1,440,394

Bronco Energy, Ltd. (Canada) †	10,513	4,088	9,069	3,527	4,886	1,900

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Energy cont.
Canadian Oil Sands Trust
(Unit) (Canada)	8,080	$155,496	6,971	$134,153	3,755	$72,263

Canadian Solar, Inc. (China) †	5,180	30,976	4,700	28,106	2,408	14,400

Centennial Coal Co., Ltd.
(Australia)	26,667	37,152	23,103	32,187	12,254	17,072

Chevron Corp. #	173,158	11,643,144	144,872	9,741,193	62,382	4,194,566

China Coal Energy Co. (China)	222,000	163,955	196,000	144,753	103,000	76,069

China Petroleum & Chemical
Corp. (China)	2,811,000	1,803,442	738,000	473,476	468,000	300,253

China Shenhua Energy Co.,
Ltd. (China)	419,000	965,670	128,500	296,154	68,000	156,720

China Sunergy Co., Ltd.
ADR (China) †	9,513	29,015	8,368	25,522	4,508	13,749

CNOOC, Ltd. (China)	487,000	482,871	—	—	—	—

Compagnie Generale de
Geophysique-Veritas SA
(France) †	116,187	1,345,221	64,119	742,374	21,954	254,185

Comstock Resources, Inc. †	6,144	183,091	4,494	133,921	1,647	49,081

Connacher Oil and Gas, Ltd.
(Canada) †	33,520	19,685	28,917	16,982	15,579	9,149

ConocoPhillips #	96,279	3,770,286	80,503	3,152,497	34,669	1,357,638

CONSOL Energy, Inc.	2,926	73,852	2,579	65,094	1,368	34,528

Core Laboratories NV
(Netherlands)	5,142	376,189	3,847	281,447	1,382	101,107

Covanta Holding Corp. †	12,600	164,934	11,000	143,990	5,800	75,922

CVR Energy, Inc. †	27,412	151,862	20,540	113,792	7,380	40,885

Devon Energy Corp.	6,694	299,155	5,563	248,610	2,409	107,658

Dresser-Rand Group, Inc. †	87,040	1,923,584	72,814	1,609,189	31,369	693,255

EDP Renovaveis SA (Spain) †	29,567	241,612	25,048	204,684	14,372	117,443

Energy XXI Bermuda, Ltd.
(Bermuda)	85,814	32,180	64,141	24,053	22,066	8,275

ENI SpA (Italy)	140,676	2,696,368	77,164	1,479,019	26,649	510,787

ENSCO International, Inc.	35,623	940,447	29,798	786,667	12,837	338,897

Evergreen Energy, Inc. †	76,800	106,906	66,900	93,125	35,500	49,416

Evergreen Solar, Inc. †	19,963	42,521	17,300	36,849	9,133	19,453

Exxon Mobil Corp. #	321,410	21,888,021	268,855	18,309,026	115,778	7,884,482

Felix Resources, Ltd. (Australia)	8,735	53,296	7,552	46,078	4,006	24,442

First Solar, Inc. †	12,422	1,648,399	10,477	1,390,298	4,974	660,050

Foundation Coal Holdings, Inc.	2,197	31,527	1,909	27,394	1,013	14,537

FuelCell Energy, Inc. †	43,107	103,457	37,437	89,849	19,857	47,657

Gamesa Corp Tecnologica SA
(Spain)	12,001	153,908	10,141	130,054	5,819	74,626

Gazprom (Russia)	187,551	734,692	—	—	—	—

GT Solar International, Inc. †	8,826	58,605	7,614	50,557	4,102	27,237

Gushan Environmental Energy,
Ltd. ADR(China)	45,100	76,219	39,300	66,417	20,800	35,152

Halliburton Co.	11,758	181,896	9,863	152,581	4,249	65,732

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Energy cont.
Headwaters, Inc. †	39,342	$123,534	34,318	$107,759	18,490	$58,059

Hess Corp.	12,933	700,969	10,845	587,799	4,660	252,572

Hidili Industry International
Development, Ltd. (China)	79,000	24,172	72,000	22,030	38,000	11,627

Iberdrola Renovables SA (Spain) †	72,086	298,932	60,101	249,232	34,486	143,009

Inpex Holdings, Inc. (Japan)	36	247,607	30	206,339	18	123,804

International Coal Group, Inc. †	11,614	18,699	10,397	16,739	5,515	8,879

ION Geophysical Corp. †	82,135	128,131	59,535	92,875	22,665	35,357

JA Solar Holdings Co., Ltd.
ADR (China) †	23,391	78,828	19,619	66,116	11,257	37,936

James River Coal Co. †	2,384	29,419	2,069	25,531	1,097	13,537

Key Energy Services, Inc. †	36,491	105,094	27,360	78,797	9,760	28,109

LDK Solar Co., Ltd. ADR
(China) †	6,355	40,291	5,530	35,060	2,980	18,893

Lukoil (Russia)	32,726	1,267,342	—	—	—	—

MacArthur Coal, Ltd. (Australia)	7,881	18,599	7,149	16,872	3,792	8,949

Marathon Oil Corp.	101,285	2,662,783	84,840	2,230,444	36,541	960,663

Mariner Energy, Inc. †	24,109	186,845	17,762	137,656	6,163	47,763

Massey Energy Co. #	67,212	680,185	56,481	571,588	24,543	248,375

Matrix Service Co. †	17,135	140,850	12,393	101,870	4,713	38,741

McMoRan Exploration Co. †	14,123	66,378	10,411	48,932	3,606	16,948

Nexen, Inc. (Canada)	33,840	574,160	27,440	465,572	17,626	299,059

Noble Corp.	26,549	639,565	22,245	535,882	9,595	231,144

Occidental Petroleum Corp. #	51,166	2,847,388	42,808	2,382,265	18,445	1,026,464

Oil States International, Inc. †	7,031	94,356	5,131	68,858	1,797	24,116

OPTI Canada, Inc. (Canada) †	11,597	9,111	10,005	7,860	5,390	4,235

Patriot Coal Corp. †	2,650	9,832	2,214	8,214	1,174	4,356

Patterson-UTI Energy, Inc.	43,993	394,177	36,761	329,379	15,832	141,855

Peabody Energy Corp.	4,066	101,813	3,557	89,067	1,887	47,250

Petroleo Brasileiro SA ADR
(Preference) (Brazil)	87,261	2,137,895	13,724	336,238	8,836	216,482

Petroleo Brasileiro SA ADR
(Brazil)	50,822	1,548,546	5,086	154,970	3,302	100,612

Petroleum Development Corp. †	23,318	275,386	16,734	197,629	6,430	75,938

Q-Cells AG (Germany) †	3,603	70,521	3,022	59,149	1,734	33,939

Renewable Energy Corp. AS
(Norway) †	16,974	147,022	14,031	121,530	8,051	69,734

Repsol YPF SA (Spain)	30,684	529,838	16,326	281,910	5,546	95,766

Riversdale Mining, Ltd.
(Australia) †	16,492	40,363	14,907	36,484	7,606	18,615

Rosetta Resources, Inc. †	22,613	111,934	16,373	81,046	6,143	30,408

Rosneft Oil Co. GDR (Russia)	102,410	440,070	—	—	—	—

Royal Dutch Shell PLC Class A
(United Kingdom)	50,071	1,125,524	27,241	612,338	9,324	209,590

Royal Dutch Shell PLC Class B
(United Kingdom)	170,683	3,740,081	100,499	2,202,178	40,024	877,023

Sasol, Ltd. ADR (South Africa)	7,679	222,307	6,800	196,860	3,552	102,830

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Energy cont.
Solar Millennium AG
(Germany) †	3,273	$44,048	2,840	$38,221	1,507	$20,281

Solarfun Power Holdings Co.,
Ltd. ADR (China) †	9,670	40,517	9,026	37,819	4,863	20,376

StatoilHydro ASA (Norway)	200,220	3,502,505	114,272	1,998,992	42,307	740,088

Suncor Energy, Inc. (Canada)	8,780	195,004	7,574	168,219	4,081	90,639

Sunoco, Inc.	57,708	1,528,108	48,260	1,277,925	20,767	549,910

Suntech Power Holdings Co.,
Ltd. ADR (China) †	6,872	80,334	6,000	70,140	3,177	37,139

Swift Energy Co. †	10,461	76,365	7,653	55,867	2,705	19,747

Tesoro Corp.	113,675	1,531,202	95,062	1,280,485	40,925	551,260

Theolia SA (France) †	13,828	39,160	11,999	33,980	6,377	18,059

Tidewater, Inc.	96,116	3,568,787	80,367	2,984,027	34,612	1,285,144

Total SA (France)	32,789	1,625,587	26,838	1,330,553	17,364	860,858

Trico Marine Services, Inc. †	14,260	29,946	10,622	22,306	3,796	7,972

Trina Solar, Ltd. ADR (China) †	4,397	45,817	3,800	39,596	2,028	21,132

UK Coal PLC (United Kingdom) †	13,973	14,350	12,125	12,452	6,481	6,656

Unit Corp. †	27,079	566,493	21,918	458,525	9,169	191,815

UTS Energy Corp. (Canada) †	40,889	55,163	35,274	47,588	19,004	25,638

Vaalco Energy, Inc. †	36,514	193,159	25,744	136,186	9,691	51,265

Valero Energy Corp.	49,781	891,080	41,666	745,821	17,925	320,858

Wellstream Holdings PLC
(United Kingdom)	78,209	483,228	—	—	—	—

Willbros Group, Inc. †	15,575	151,078	11,278	109,397	4,150	40,255

Yanzhou Coal Mining Co.,
Ltd. (China)	158,000	113,822	134,000	96,533	70,000	50,427

		95,933,710		68,913,278		30,594,777
Financials		7.7%		5.7%		3.6%
3i Group PLC (United Kingdom)	261,930	1,015,420	139,074	539,146	47,337	183,511

ABSA Group, Ltd. (South Africa)	77,838	795,244	—	—	—	—

ACE, Ltd.	16,900	682,760	13,759	555,864	8,898	359,479

Aflac, Inc.	23,500	454,960	19,500	377,520	8,500	164,560

Agree Realty Corp. R	11,156	175,038	8,435	132,345	2,982	46,788

Aldar Properties PJSC
(United Arab Emirates)	989,628	717,923	—	—	—	—

Allianz SE (Germany)	13,797	1,161,866	10,002	842,284	5,503	463,416

Allied Irish Banks PLC (Ireland)	323,717	254,653	173,325	136,347	58,502	46,021

Allied World Assurance Company
Holdings, Ltd. (Bermuda)	7,228	274,881	5,466	207,872	1,932	73,474

Alpha Bank AE (Greece)	18,779	125,539	15,294	102,241	9,892	66,129

American Equity Investment Life
Holding Co.	50,354	209,473	36,917	153,575	13,585	56,514

American Financial Group, Inc.	87,680	1,407,264	73,349	1,177,251	31,593	507,068

American Safety Insurance
Holdings, Ltd. (Bermuda) †	9,810	112,913	7,060	81,261	2,620	30,156

Amerisafe, Inc. †	24,768	379,446	18,524	283,788	7,204	110,365

Amtrust Financial Services, Inc.	18,900	180,495	13,500	128,925	5,100	48,705

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Financials cont.
Anglo Irish Bank Corp. PLC
(Ireland) F	466,307	$27,992	263,272	$15,804	84,271	$5,059

Arch Capital Group, Ltd. †	20,785	1,119,480	17,376	935,871	7,475	402,604

Aspen Insurance Holdings, Ltd.
(Bermuda)	11,456	257,302	8,212	184,442	3,087	69,334

Assured Guaranty, Ltd.
(Bermuda)	16,761	113,472	12,486	84,530	4,476	30,303

Astoria Financial Corp.	31,800	292,242	26,600	244,454	11,400	104,766

AXA SA (France)	23,963	290,855	19,161	232,570	12,655	153,602

Banco Latinoamericano de
Exportaciones SA Class E
(Panama)	41,562	389,436	30,912	289,645	11,558	108,298

Banco Santander Central
Hispano SA (Spain)	111,212	764,369	90,023	618,735	57,534	395,436

Bank of America Corp.	232,805	1,587,730	194,734	1,328,086	83,861	571,932

Bank of Hawaii Corp.	5,900	194,582	4,900	161,602	2,100	69,258

Bank of New York Mellon
Corp. (The)	31,600	892,700	26,400	745,800	11,400	322,050

Bank of the Ozarks, Inc.	12,594	290,670	9,372	216,306	3,638	83,965

Bank Rakyat Indonesia
(Indonesia)	897,000	326,964	—	—	—	—

Barclays PLC (United Kingdom)	925,934	1,974,665	521,849	1,112,906	183,883	392,153

BB&T Corp.	14,300	241,956	12,000	203,040	5,200	87,984

BNP Paribas SA (France)	64,794	2,669,582	37,725	1,554,310	15,056	620,323

Cathay General Bancorp	6,605	68,890	4,749	49,532	1,770	18,461

Center Financial Corp.	23,693	66,814	17,061	48,112	6,347	17,899

Charles Schwab Corp. (The)	48,900	757,950	40,900	633,950	17,600	272,800

China Construction Bank
Corp. (China)	2,344,000	1,331,223	—	—	—	—

China Life Insurance Co.,
Ltd. (China)	342,000	1,125,242	—	—	—	—

China Overseas Land &
Investment, Ltd. (China)	154,000	240,998	—	—	—	—

Chubb Corp. (The)	56,075	2,373,094	46,894	1,984,554	20,196	854,695

Commerzbank AG (Germany)	7,585	40,628	4,283	22,942	1,371	7,344

Commonwealth Bank of Australia
(Australia)	15,691	380,054	12,759	309,037	8,260	200,067

Conseco, Inc. †	99,619	91,649	72,475	66,677	27,274	25,092

Corio NV (Netherlands)	23,252	959,944	12,385	511,307	4,202	173,477

Corporacion Mapfre SA (Spain)	476,200	1,044,254	262,795	576,281	85,333	187,126

Credit Saison Co., Ltd. (Japan)	12,700	125,026	7,200	70,881	2,300	22,642

Credit Suisse Group (Switzerland)	6,004	181,980	4,928	149,366	3,312	100,386

DBS Group Holdings, Ltd.
(Singapore)	457,000	2,563,277	250,500	1,405,035	86,500	485,172

Deutsche Bank AG (Germany)	5,557	225,947	3,138	127,591	1,005	40,863

Dexia (Belgium)	281,716	974,207	153,951	532,381	50,912	176,060

Diamond Lease Co., Ltd. (Japan)	3,220	67,509	1,820	38,157	580	12,160

Digital Realty Trust, Inc. R	12,000	398,160	10,000	331,800	4,300	142,674

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Financials cont.
DnB Holdings ASA (Norway)	61,300	$277,702	50,200	$227,417	32,500	$147,232

Entertainment Properties Trust R	9,577	150,934	7,137	112,479	2,559	40,330

Fairfax Financial Holdings, Ltd.
(Canada)	682	176,440	565	146,171	345	89,255

First Bancorp	11,830	141,605	8,510	101,865	3,160	37,825

First Bancorp Puerto Rico
(Puerto Rico)	36,631	156,048	27,133	115,587	9,776	41,646

First Midwest Bancorp, Inc.	18,550	159,345	13,350	114,677	4,980	42,778

Flushing Financial Corp.	23,675	142,524	16,854	101,461	6,553	39,449

Goldman Sachs Group, Inc. (The)	60,704	6,435,838	50,749	5,380,409	21,800	2,311,236

Governor & Co. Of The Bank
Of Ireland (The) (Ireland)	703,385	477,510	378,518	256,966	127,116	86,296

Hallmark Financial Services, Inc. †	26,220	181,705	18,584	128,787	6,860	47,540

Harris & Harris Group, Inc. †	66,600	246,420	54,600	202,020	19,200	71,040

HCP, Inc. R	54,100	965,685	45,200	806,820	19,500	348,075

Home Properties of NY, Inc. R	4,716	144,545	3,328	102,003	1,242	38,067

Hongkong Land Holdings, Ltd.
(Hong Kong)	80,000	182,599	66,000	150,644	43,000	98,147

HSBC Holdings PLC
(United Kingdom)	80,202	453,882	65,396	370,091	42,774	242,068

HSBC Holdings PLC
(Rights) (United Kingdom) †	28,793	58,234	23,608	47,747	15,396	31,138

Hudson City Bancorp, Inc.	18,400	215,096	15,400	180,026	6,700	78,323

Industrial & Commercial Bank
of China (China)	4,034,000	2,098,494	819,000	426,045	509,000	264,783

ING Canada, Inc. (Canada)	14,260	407,396	11,805	337,259	7,485	213,840

ING Canada, Inc. 144A (Canada)	430	12,285	360	10,285	220	6,285

ING Groep NV (Netherlands)	84,784	473,383	45,311	252,989	15,323	85,554

Inland Real Estate Corp. R	20,881	148,046	15,646	110,930	5,531	39,215

Insurance Australia Group, Ltd.
(Australia)	138,801	338,136	113,851	277,355	71,936	175,245

Interactive Brokers Group, Inc.
Class A †	12,545	202,351	9,239	149,025	3,207	51,729

International Bancshares Corp.	18,241	142,280	13,604	106,111	4,849	37,822

Intesa Sanpaolo SpA (Italy)	97,558	264,310	79,329	214,923	51,356	139,137

Investment Technology Group,
Inc. †	50,882	1,298,509	40,912	1,044,074	16,987	433,508

Investor AB Class B (Sweden)	188,272	2,383,172	103,127	1,305,395	34,708	439,339

IPC Holdings, Ltd. (Bermuda)	6,920	187,117	4,990	134,930	1,860	50,294

Itau Unibanco Banco Multiplo
SA ADR (Brazil)	265,910	2,893,101	62,802	683,286	40,584	441,554

Janus Capital Group, Inc.	106,185	706,130	88,818	590,640	38,272	254,509

JPMorgan Chase & Co.	228,674	6,078,155	191,298	5,084,701	82,382	2,189,714

KBC Groupe SA (Belgium)	57,315	925,373	31,691	511,664	10,726	173,175

Knight Capital Group, Inc.
Class A †	22,926	337,929	17,092	251,936	6,667	98,272

Lexington Corporate
Properties Trust R	30,546	72,699	22,825	54,324	8,069	19,204

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Financials cont.
Link REIT (The) (Hong Kong) R	170,000	$335,721	140,000	$276,476	87,500	$172,798

Lloyds Banking Group PLC
(United Kingdom)	698,554	715,854	423,799	434,295	158,753	162,685

Loews Corp.	18,294	404,297	15,295	338,020	6,604	145,948

LTC Properties, Inc. R	24,001	420,978	17,022	298,566	6,632	116,325

Macquarie Bank, Ltd. (Australia)	9,510	179,751	5,370	101,500	1,719	32,491

Mastercard, Inc. Class A #	4,084	683,988	3,445	576,969	1,482	248,205

Meadowbrook Insurance
Group, Inc.	17,600	107,360	12,674	77,311	4,731	28,859

Mitsubishi UFJ Financial
Group, Inc. (Japan)	40,100	196,809	33,300	163,435	23,200	113,865

Mitsubishi UFJ Financial Group,
Inc. 144A (Japan) †	23,476	115,219	19,303	94,738	11,354	55,725

Morgan Stanley	35,646	811,659	29,792	678,364	13,022	296,511

Muenchener
Rueckversicherungs-
Gesellschaft AG (Germany)	5,136	627,087	4,210	514,026	2,702	329,904

National Bank of Canada
(Canada)	14,946	477,522	12,172	388,894	7,873	251,541

National Bank of Greece SA
(Greece)	9,412	143,129	7,665	116,563	4,957	75,382

National Health Investors, Inc. R	15,539	417,533	11,727	315,104	4,558	122,473

Nationale A Portefeuille
(Belgium)	5,976	277,422	3,374	156,630	1,080	50,136

Nationwide Health Properties,
Inc. R	18,452	409,450	15,426	342,303	6,659	147,763

Navigators Group, Inc. †	3,572	168,527	2,538	119,743	989	46,661

Nordea AB (Sweden)	497,829	2,485,413	282,276	1,409,264	106,289	530,648

Northern Trust Corp.	9,394	561,949	7,821	467,852	3,353	200,576

NorthStar Realty Finance Corp. R	39,436	91,492	27,968	64,886	10,292	23,877

Old Mutual PLC (South Africa)	1,184,697	883,617	645,134	481,179	214,100	159,688

Old Second Bancorp, Inc.	17,237	109,455	12,839	81,528	4,599	29,204

ORIX Corp. (Japan)	14,390	473,896	8,130	267,740	2,600	85,624

Penson Worldwide, Inc. †	36,810	236,688	27,030	173,803	9,760	62,757

Pico Holdings, Inc. †	9,884	297,212	8,283	249,070	4,765	143,284

Ping An Insurance (Group) Co.,
of China, Ltd. (China)	117,500	701,541	36,500	217,925	23,500	140,308

Platinum Underwriters Holdings,
Ltd. (Bermuda)	11,631	329,855	8,653	245,399	3,359	95,261

PNC Financial Services Group	12,400	363,196	10,400	304,616	4,500	131,805

Portfolio Recovery Associates,
Inc. †	6,745	181,036	4,784	128,403	1,868	50,137

Prudential PLC (United Kingdom)	60,177	289,881	49,041	236,237	31,575	152,101

PS Business Parks, Inc. R	15,388	567,048	11,348	418,174	4,100	151,085

Qatar National Bank SAQ
(Qatar)	18,522	478,845	—	—	—	—

QBE Insurance Group, Ltd.
(Australia)	19,814	266,400	11,186	150,396	3,580	48,133

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Financials cont.
Ramco-Gershenson Properties R	15,288	$98,608	11,454	$73,878	4,049	$26,116

Royal Bank of Scotland Group PLC
(United Kingdom)	504,401	179,390	353,293	125,649	151,273	53,800

Royal Bank of Scotland Group PLC
(Unlisted Subscription Shares)
(United Kingdom) F †	216,171	31	151,410	22	64,830	9

Safety Insurance Group, Inc.	5,297	164,631	3,945	122,611	1,413	43,916

Sai-Soc Assicuratrice Industriale
SpA (SAI) (Italy)	44,825	516,896	23,884	275,416	8,101	93,416

Saul Centers, Inc. R	5,681	130,493	4,038	92,753	1,580	36,293

SCOR (France)	10,110	208,177	8,245	169,775	5,367	110,513

SeaBright Insurance Holdings, Inc. †	30,050	314,323	22,574	236,124	8,804	92,090

Shinhan Financial Group Co., Ltd.
(South Korea)	62,073	1,114,571	8,941	160,543	5,968	107,160

Simon Property Group, Inc. R	14,416	499,370	12,069	418,070	5,214	180,613

SL Green Realty Corp. R	8,081	87,275	5,744	62,035	2,247	24,268

Smithtown Bancorp, Inc.	12,130	136,826	8,739	98,576	3,260	36,773

Southwest Bancorp, Inc.	15,478	145,184	11,664	109,408	4,123	38,674

Standard Chartered PLC
(United Kingdom)	9,832	121,923	8,016	99,403	5,163	64,024

State Bank of India, Ltd. (India)	18,915	401,307	—	—	—	—

State Street Corp.	80,647	2,482,315	67,438	2,075,742	28,956	891,266

Suffolk Bancorp	11,599	301,458	8,680	225,593	3,374	87,690

SWS Group, Inc.	42,297	656,872	30,159	468,369	11,401	177,058

Tokio Marine Holdings, Inc. (Japan)	20,700	510,569	17,000	419,308	11,200	276,250

TradeStation Group, Inc. †	40,582	267,841	30,083	198,548	11,774	77,708

Travelers Cos., Inc. (The)	33,718	1,370,300	28,221	1,146,901	12,136	493,207

Turkiye Garanti Bankasi AS
(Turkey) †	400,735	572,644	—	—	—	—

U.S. Bancorp #	140,222	2,048,643	117,285	1,713,534	50,743	741,355

UBS AG (Switzerland)	16,235	154,121	9,166	87,014	2,934	27,853

Unibail-Rodamco (France) R	2,684	381,741	2,194	312,049	1,429	203,244

UniCredito Italiano SpA (Italy)	1,678,100	2,777,570	921,676	1,525,547	317,891	526,169

Universal Health Realty Income
Trust R	10,884	318,139	8,091	236,500	3,156	92,250

Uranium Participation Corp.
(Canada) †	13,400	64,868	11,700	56,638	6,200	30,013

Urstadt Biddle Properties, Inc.
Class A R	24,487	328,616	18,498	248,243	7,216	96,839

Validus Holdings, Ltd. (Bermuda)	14,277	338,079	10,608	251,197	4,122	97,609

W.R. Berkley Corp. #	63,310	1,427,641	52,993	1,194,992	22,830	514,817

Wells Fargo & Co.	208,585	2,970,250	174,479	2,484,581	75,083	1,069,182

Westpac Banking Corp.
(Australia)	141,074	1,877,759	78,269	1,041,796	26,656	354,804

Wharf (Holdings), Ltd.
(Hong Kong)	79,000	199,207	64,000	161,383	43,000	108,429

Wilshire Bancorp, Inc.	21,020	108,463	14,909	76,930	5,480	28,277

World Acceptance Corp. †	15,176	259,510	11,476	196,240	4,480	76,608

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Financials cont.
WSFS Financial Corp.	5,780	$129,241	4,241	$94,829	1,558	$34,837

Zurich Financial Services AG
(Switzerland)	20,253	3,193,821	12,462	1,965,210	5,590	881,522

		103,602,199		67,709,981		29,410,207
Health care		7.2%		6.2%		3.9%
Aetna, Inc. #	44,127	1,073,610	36,873	897,120	15,879	386,336

Alexion Pharmaceuticals, Inc. †	4,280	161,185	3,130	117,876	1,140	42,932

Alkermes, Inc. †	27,675	335,698	20,400	247,452	7,098	86,099

Alliance Imaging, Inc. †	26,092	177,426	18,540	126,072	7,225	49,130

Allscripts-Misys Healthcare
Solutions, Inc.	74,364	765,206	62,448	642,590	28,941	297,803

Alnylam Pharmaceuticals, Inc. †	8,009	152,491	5,807	110,565	2,185	41,602

Amedisys, Inc. †	11,727	322,375	8,415	231,328	3,230	88,793

American Oriental Bioengineering,
Inc. (China) †	69,456	268,100	51,437	198,547	18,110	69,905

AMERIGROUP Corp. †	7,099	195,506	5,134	141,390	1,953	53,786

Amgen, Inc. †	81,805	4,050,984	68,387	3,386,524	29,435	1,457,621

Aspen Pharmacare Holdings, Ltd.
(South Africa)	64,955	313,351	—	—	—	—

Astellas Pharma, Inc. (Japan)	35,800	1,101,527	27,100	833,838	15,900	489,226

AstraZeneca PLC (United Kingdom)	139,476	4,945,763	79,798	2,829,605	29,734	1,054,356

athenahealth, Inc. †	20,600	496,666	17,600	424,336	7,500	180,825

Baxter International, Inc.	28,858	1,478,107	24,175	1,238,244	10,402	532,790

Becton, Dickinson and Co.	48,151	3,237,673	40,303	2,709,974	17,356	1,167,017

Boston Scientific Corp. †	229,543	1,824,867	192,024	1,526,591	82,686	657,354

Bristol-Myers Squibb Co.	164,396	3,603,560	137,508	3,014,175	59,074	1,294,902

Cantel Medical Corp. †	12,251	157,670	8,886	114,363	3,344	43,037

Centene Corp. †	14,032	252,857	10,221	184,182	3,773	67,989

Cephalon, Inc. †	20,721	1,411,100	17,323	1,179,696	7,453	507,549

Cerner Corp. †	5,654	248,606	4,767	209,605	2,692	118,367

China Medical Technologies,
Inc. ADR (China)	18,546	255,378	13,885	191,196	4,758	65,518

CIGNA Corp.	63,598	1,118,689	53,233	936,368	22,930	403,339

Computer Programs &
Systems, Inc.	5,434	180,789	4,616	153,574	2,537	84,406

Coventry Health Care, Inc. †	68,627	888,033	57,420	743,015	24,723	319,916

CSL, Ltd. (Australia)	10,458	236,614	5,904	133,579	1,889	42,739

Cubist Pharmaceuticals, Inc. †	15,724	257,245	11,455	187,404	4,164	68,123

Cutera, Inc. †	35,372	226,027	29,588	189,067	12,749	81,466

Depomed, Inc. †	70,180	165,625	49,710	117,316	17,910	42,268

Eclipsys Corp. †	18,266	185,217	15,515	157,322	8,528	86,474

Eli Lilly & Co.	58,086	1,940,653	48,575	1,622,891	20,899	698,236

Emergent Biosolutions, Inc. †	6,216	83,978	4,495	60,727	1,684	22,751

Enzon Pharmaceuticals, Inc. †	30,431	184,716	22,170	134,572	7,779	47,219

eResearch Technology, Inc. †	21,733	114,316	15,812	83,171	5,865	30,850

Express Scripts, Inc. †	17,377	802,296	14,544	671,496	6,249	288,516

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Health care cont.
Forest Laboratories, Inc. †	59,489	$1,306,378	49,732	$1,092,115	21,424	$470,471

Gen-Probe, Inc. †	30,849	1,406,097	25,802	1,176,055	11,112	506,485

Genzyme Corp. †	13,400	795,826	11,200	665,168	4,800	285,072

Gilead Sciences, Inc. †	22,200	1,028,304	18,600	861,552	8,000	370,560

GlaxoSmithKline PLC
(United Kingdom)	177,690	2,765,872	97,386	1,515,883	33,661	523,958

Haemonetics Corp. †	5,247	289,005	3,835	211,232	1,341	73,862

Humana, Inc. †	29,700	774,576	24,800	646,784	10,700	279,056

Isis Pharmaceuticals, Inc. †	13,500	202,635	9,870	148,149	3,610	54,186

Johnson & Johnson #	127,433	6,702,976	106,580	5,606,108	45,909	2,414,813

King Pharmaceuticals, Inc. †	103,222	729,780	84,766	599,296	35,922	253,969

LHC Group, Inc. †	9,684	215,760	7,022	156,450	2,656	59,176

Luminex Corp. †	23,951	433,992	17,568	318,332	6,561	118,885

Martek Biosciences Corp. †	23,117	421,885	17,473	318,882	7,951	145,106

Matrixx Initiatives, Inc. †	15,444	253,282	11,286	185,090	4,098	67,207

Maxygen, Inc. †	26,150	177,820	19,680	133,824	6,980	47,464

McKesson Corp.	7,238	253,620	6,148	215,426	3,379	118,400

Medicines Co. †	14,734	159,717	10,748	116,508	3,948	42,796

Medtronic, Inc.	80,473	2,371,539	67,273	1,982,535	28,969	853,716

Merck & Co., Inc. #	158,273	4,233,803	132,392	3,541,486	57,086	1,527,051

Millipore Corp. †	3,208	184,171	2,685	154,146	1,545	88,698

Mylan, Inc. †	129,824	1,740,940	108,579	1,456,044	46,744	626,837

Myriad Genetics, Inc. †	13,064	594,020	9,460	430,146	3,590	163,237

Novartis AG (Switzerland)	102,835	3,878,658	69,752	2,630,857	35,378	1,334,362

NPS Pharmaceuticals, Inc. †	28,278	118,768	20,416	85,747	7,542	31,676

Obagi Medical Products, Inc. †	27,164	146,142	19,197	103,280	7,111	38,257

Omega Healthcare Investors,
Inc. R	11,866	167,073	8,437	118,793	3,301	46,478

Ono Pharmaceutical Co.,
Ltd. (Japan)	7,800	341,458	6,400	280,170	4,100	179,484

Onyx Pharmaceuticals, Inc. †	4,910	140,181	3,690	105,350	1,333	38,057

OSI Pharmaceuticals, Inc. †	7,828	299,499	5,859	224,165	2,001	76,558

Osiris Therapeutics, Inc. †	11,800	162,840	8,600	118,680	3,200	44,160

Owens & Minor, Inc.	6,190	205,075	4,486	148,621	1,708	56,586

Pain Therapeutics, Inc. †	36,502	153,308	26,606	111,745	9,560	40,152

Pall Corp.	6,418	131,120	5,338	109,055	3,071	62,741

Par Pharmaceutical Cos., Inc. †	18,335	173,632	13,072	123,792	5,072	48,032

Perrigo Co.	6,780	168,347	4,950	122,909	1,810	44,942

PetMed Express, Inc. †	20,597	339,439	15,458	254,748	5,507	90,755

Pfizer, Inc.	271,195	3,693,676	226,827	3,089,384	97,700	1,330,674

Quality Systems, Inc.	17,326	784,002	14,554	658,569	6,793	307,383

Questcor Pharmaceuticals, Inc. †	38,915	191,462	29,153	143,433	10,510	51,709

Quidel Corp. †	13,508	124,544	9,851	90,826	3,626	33,432

Roche Holding AG (Switzerland)	15,384	2,110,655	12,557	1,722,796	8,108	1,112,402

Salix Pharmaceuticals, Ltd. †	17,030	161,785	12,337	117,202	4,673	44,394

Santarus, Inc. †	95,434	153,649	70,309	113,197	24,827	39,971

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Health care cont.
Santen Pharmaceutical Co.,
Ltd. (Japan)	10,600	$295,283	8,800	$245,140	5,700	$158,784

Schering-Plough Corp.	75,313	1,773,621	62,976	1,483,085	27,130	638,912

Sepracor, Inc. †	12,800	187,648	9,300	136,338	3,400	49,844

Sequenom, Inc. †	19,500	277,290	14,200	201,924	5,300	75,366

Somanetics Corp. †	12,990	197,188	9,510	144,362	3,470	52,675

St. Jude Medical, Inc. †	59,800	2,172,534	50,000	1,816,500	21,500	781,095

Steris Corp.	18,782	437,245	13,762	320,379	5,363	124,851

Suzuken Co., Ltd. (Japan)	13,700	357,045	11,200	291,891	7,200	187,644

Taisho Pharmaceutical Co.,
Ltd. (Japan)	61,000	1,134,286	34,000	632,225	11,000	204,543

Takeda Pharmaceutical Co.,
Ltd. (Japan)	26,800	928,500	14,600	505,824	5,000	173,228

Techne Corp.	3,872	211,837	2,825	154,556	1,036	56,680

Terumo Corp. (Japan)	19,400	720,285	15,900	590,337	10,200	378,707

Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	32,300	1,455,115	3,600	162,180	2,372	106,859

UCB SA (Belgium)	22,188	654,199	18,178	535,967	11,501	339,100

United Therapeutics Corp. †	3,269	216,048	2,406	159,013	866	57,234

UnitedHealth Group, Inc.	45,900	960,687	38,400	803,712	16,600	347,438

Valeant Pharmaceuticals
International †	18,506	329,222	13,281	236,269	5,105	90,818

Varian Medical Systems, Inc. † #	56,020	1,705,249	46,848	1,426,053	20,176	614,157

Viropharma, Inc. †	23,214	121,874	17,304	90,846	6,187	32,482

Waters Corp. †	49,889	1,843,399	41,756	1,542,884	17,963	663,733

WellPoint, Inc. †	4,951	187,989	4,275	162,322	1,713	65,043

Wyeth	134,797	5,801,663	112,787	4,854,352	48,588	2,091,228

Zoll Medical Corp. †	8,340	119,762	6,207	89,133	2,146	30,817

		95,989,184		74,335,593		32,433,688
Technology		8.9%		7.5%		4.8%
3Com Corp. †	132,340	408,931	95,254	294,335	35,110	108,490

3PAR, Inc. †	20,692	135,946	17,868	117,393	9,621	63,210

Accenture, Ltd. Class A	13,914	382,496	11,510	316,410	6,427	176,678

Acme Packet, Inc. †	62,700	380,589	45,600	276,792	17,000	103,190

Acxiom Corp.	33,215	245,791	24,785	183,409	9,639	71,329

Adobe Systems, Inc. †	85,264	1,823,797	71,671	1,533,043	32,081	686,213

Advanced Battery
Technologies, Inc. †	30,200	64,628	26,300	56,282	14,000	29,960

Advent Software, Inc. †	7,091	236,201	5,199	173,179	1,917	63,855

Akamai Technologies, Inc. †	25,463	493,982	21,988	426,567	11,840	229,696

ANSYS, Inc. †	8,352	209,635	6,239	156,599	2,153	54,040

Apple, Inc. † #	82,734	8,696,998	69,108	7,264,633	30,258	3,180,721

ARRIS Group, Inc. †	98,197	723,712	72,397	533,566	27,702	204,164

AsiaInfo Holdings, Inc. (China) †	25,480	429,338	—	—	—	—

Atmel Corp. †	57,070	207,164	40,138	145,701	15,030	54,559

Avnet, Inc. †	37,128	650,111	31,055	543,773	13,363	233,986

Avocent Corp. †	32,785	398,010	24,172	293,448	8,978	108,993

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Technology cont.
Badger Meter, Inc.	6,327	$182,787	4,862	$140,463	2,995	$86,526

Black Box Corp.	10,146	239,547	7,362	173,817	2,765	65,282

Blackboard, Inc. †	8,706	276,328	6,426	203,961	2,226	70,653

BMC Software, Inc. † #	83,589	2,758,437	69,886	2,306,238	30,366	1,002,078

Brocade Communications
Systems, Inc. †	257,178	887,264	201,668	695,755	82,550	284,798

BYD Co., Ltd. (China) †	124,000	231,215	107,500	200,448	56,500	105,352

China BAK Battery, Inc. (China) †	33,200	56,772	29,000	49,590	15,400	26,334

Cisco Systems, Inc. † #	372,332	6,244,008	312,265	5,236,684	137,304	2,302,588

Citrix Systems, Inc. †	18,751	424,523	16,192	366,587	8,719	197,398

Compal Electronics, Inc. (Taiwan)	225,000	161,896	191,000	137,432	106,000	76,271

Compuware Corp. †	124,669	821,569	104,287	687,251	44,908	295,944

Comtech Telecommunications
Corp. †	11,569	286,564	8,478	210,000	3,083	76,366

Concur Technologies, Inc. †	12,518	240,220	10,809	207,425	5,820	111,686

CSG Systems International, Inc. †	53,274	760,753	39,006	557,006	14,234	203,262

Data Domain, Inc. †	25,991	326,707	22,444	282,121	12,085	151,908

Dell, Inc. †	42,763	405,393	35,733	338,749	15,402	146,011

Ducommun, Inc.	10,258	149,151	7,276	105,793	2,841	41,308

eBay, Inc. †	55,758	700,320	46,629	585,660	20,085	252,268

Elpida Memory, Inc. (Japan) †	38,400	268,754	31,400	219,763	20,100	140,676

EMC Corp. †	334,806	3,816,788	281,047	3,203,936	124,619	1,420,657

Energy Conversion Devices, Inc. †	3,273	43,433	2,995	39,744	1,614	21,418

EnerSys †	19,010	230,401	16,069	194,756	9,220	111,746

Expedia, Inc. †	69,468	630,769	58,123	527,757	25,017	227,154

F5 Networks, Inc. †	62,052	1,299,989	49,500	1,037,025	21,885	458,491

FactSet Research Systems, Inc.	5,426	271,246	4,072	203,559	1,446	72,286

FEI Co. †	68,000	1,049,240	54,200	836,306	19,100	294,713

Fujitsu, Ltd. (Japan)	795,000	2,987,836	436,000	1,638,612	147,000	552,468

Global Unichip Corp. (Taiwan)	75,000	330,700	—	—	—	—

Google, Inc. Class A †	5,536	1,926,860	4,624	1,609,429	2,019	702,733

Greatbatch, Inc. †	12,087	233,883	10,128	195,977	5,812	112,462

Greatek Electronics, Inc. (Taiwan)	722,998	520,190	—	—	—	—

GS Yuasa Corp. (Japan)	83,000	411,899	73,000	362,272	39,000	193,543

Hewlett-Packard Co. #	186,344	5,974,189	155,828	4,995,846	67,131	2,152,220

High Tech Computer Corp.
(Taiwan)	66,000	817,246	8,000	99,060	5,000	61,913

Hitachi, Ltd. (Japan)	508,000	1,393,816	282,000	773,733	98,000	268,886

Hon Hai Precision Industry
Co., Ltd. (Taiwan)	290,000	658,027	—	—	—	—

i2 Technologies, Inc. †	24,200	191,180	17,600	139,040	6,500	51,350

IBM Corp.	81,120	7,859,717	67,815	6,570,595	29,195	2,828,704

IHS, Inc. Class A †	13,931	573,679	11,679	480,941	5,041	207,588

Infosys Technologies, Ltd. (India)	19,172	501,219	—	—	—	—

Integral Systems, Inc. †	13,757	118,310	10,314	88,700	3,679	31,639

Integrated Device Technology, Inc. †	35,482	161,443	26,335	119,824	9,473	43,102

Intel Corp. #	441,853	6,649,888	369,541	5,561,592	159,139	2,395,042

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Technology cont.
IXYS Corp.	46,258	$372,839	34,021	$274,209	12,138	$97,832

JDA Software Group, Inc. †	17,851	206,179	13,049	150,716	4,766	55,047

Ju Teng International Holdings,
Ltd. (Hong Kong) †	976,000	296,636	794,000	241,321	502,000	152,573

Juniper Networks, Inc. †	21,838	328,880	18,857	283,986	10,154	152,919

Lenovo Group, Ltd. (China)	1,588,000	365,484	—	—	—	—

LG Display Co., Ltd.
(South Korea)	7,650	156,154	6,240	127,373	4,220	86,140

LG Display Co., Ltd. ADR
(South Korea) †	45,090	460,820	—	—	—	—

LG Electronics, Inc.
(South Korea)	2,735	181,850	2,228	148,140	1,441	95,812

MedAssets, Inc. †	11,687	166,540	9,928	141,474	5,457	77,762

MEMC Electronic Materials,
Inc. † #	68,205	1,124,700	57,079	941,233	25,770	424,947

Micrel, Inc.	23,472	165,243	16,969	119,462	6,453	45,429

Micron Technology, Inc. †	56,352	228,789	45,952	186,565	29,660	120,420

Microsoft Corp.	539,429	9,909,311	451,229	8,289,077	196,146	3,603,202

MicroStrategy, Inc. †	3,756	128,418	2,772	94,775	985	33,677

National Instruments Corp.	7,201	134,299	5,273	98,341	1,926	35,920

National Semiconductor Corp.	134,329	1,379,559	112,396	1,154,307	48,424	497,314

NCR Corp. †	38,704	307,697	32,356	257,230	13,948	110,887

NetApp, Inc. †	86,041	1,276,848	72,653	1,078,171	33,917	503,328

Netscout Systems, Inc. †	12,126	86,822	8,857	63,416	3,239	23,191

NetSuite, Inc. †	12,475	140,469	10,772	121,293	5,800	65,308

Nokia OYJ (Finland)	39,660	464,134	31,249	365,702	19,048	222,915

NTT Data Corp. (Japan)	932	2,552,841	512	1,402,419	177	484,821

NVIDIA Corp. †	39,785	392,280	33,260	327,944	14,326	141,254

Omnicell, Inc. †	16,458	128,702	13,980	109,324	7,684	60,089

Omniture, Inc. †	32,009	422,199	27,641	364,585	14,884	196,320

Omron Corp. (Japan)	18,800	222,897	15,300	181,400	10,100	119,748

Oracle Corp. †	210,938	3,811,650	176,449	3,188,433	76,686	1,385,716

OSI Systems, Inc. †	13,451	205,262	9,843	150,204	3,594	54,844

Otsuka Corp. (Japan)	5,700	211,340	4,700	174,263	3,000	111,232

Parametric Technology Corp. †	44,711	446,216	32,948	328,821	11,805	117,814

Perot Systems Corp. Class A †	20,009	257,716	14,516	186,966	5,459	70,312

QLogic Corp. †	55,681	619,173	46,565	517,803	20,058	223,045

Qualcomm, Inc.	16,394	637,891	13,722	533,923	5,905	229,764

Quest Software, Inc. †	14,690	186,269	10,560	133,901	3,950	50,086

Red Hat, Inc. †	25,484	454,635	18,300	326,472	7,132	127,235

Renesola, Ltd. ADR (China) †	9,000	36,000	7,900	31,600	4,200	16,800

Roth & Rau AG (Germany) †	2,564	48,879	2,224	42,397	1,184	22,571

Saft Groupe SA (France) †	5,025	135,518	4,361	117,611	2,290	61,758

SAIC, Inc. †	65,138	1,216,126	54,500	1,017,515	23,504	438,820

Salesforce.com, Inc. †	13,181	431,414	11,422	373,842	6,154	201,420

Samsung Electronics Co., Ltd.
(South Korea)	5,012	2,070,536	—	—	—	—

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Technology cont.
Shanda Interactive Entertainment,
Ltd. ADR (China) †	7,663	$302,918	—	$—	—	$—

Sohu.com, Inc. (China) †	28,725	1,186,630	23,400	966,654	9,827	405,953

Solarworld AG (Germany)	4,554	93,436	3,894	79,895	2,098	43,046

SonicWall, Inc. †	92,321	411,752	68,913	307,352	25,520	113,819

SPSS, Inc. †	10,762	305,964	7,884	224,142	2,751	78,211

Starent Networks Corp. †	8,320	131,539	6,017	95,129	2,292	36,237

SXC Health Solutions Corp.
(Canada) †	6,357	137,472	5,399	116,755	2,968	64,184

Sybase, Inc. †	27,573	835,186	20,649	625,458	7,777	235,565

Sykes Enterprises, Inc. †	9,922	165,003	7,134	118,638	2,760	45,899

Symantec Corp. †	167,105	2,496,549	139,745	2,087,790	60,196	899,328

Synaptics, Inc. †	9,902	264,978	7,256	194,171	2,647	70,834

Syniverse Holdings, Inc. †	13,174	207,622	9,662	152,273	3,508	55,286

Synopsys, Inc. †	29,142	604,114	21,243	440,367	7,923	164,244

Taiwan Semiconductor
Manufacturing Co., Ltd. (Taiwan)	894,782	1,362,772	—	—	—	—

Take-Two Interactive Software,
Inc. †	28,831	240,739	21,452	179,124	7,413	61,899

TeleCommunication Systems, Inc.
Class A †	31,802	291,624	22,991	210,827	8,744	80,182

Texas Instruments, Inc.	76,146	1,257,170	63,673	1,051,241	27,422	452,737

The9, Ltd. ADR (China)	30,622	413,091	—	—	—	—

TIBCO Software, Inc. †	66,897	392,685	48,344	283,779	18,154	106,564

TTM Technologies, Inc. †	64,973	376,843	48,278	280,012	16,975	98,455

UBISOFT Entertainment (France) †	30,996	566,862	25,152	459,985	16,523	302,176

Ultralife Batteries, Inc. †	15,440	119,351	13,600	105,128	7,240	55,965

United Online, Inc.	34,050	151,863	24,311	108,427	9,295	41,456

Valence Technology, Inc. †	41,700	88,821	36,400	77,532	19,300	41,109

Veeco Instruments, Inc. †	75,400	502,918	61,200	408,204	21,600	144,072

VMware, Inc. Class A †	90,022	2,126,320	75,150	1,775,043	36,899	871,554

Watts Water Technologies, Inc.
Class A	10,547	206,299	8,799	172,108	5,063	99,032

Western Digital Corp. †	47,266	914,124	39,564	765,168	17,047	329,689

Wincor Nixdorf AG (Germany)	4,505	204,382	3,644	165,321	2,374	107,703

Wind River Systems, Inc. †	28,270	180,928	20,730	132,672	7,540	48,256

Wistron Corp. (Taiwan)	288,000	312,038	—	—	—	—

Xilinx, Inc.	24,242	464,477	20,249	387,971	8,718	167,037

		119,247,170		8,890,955		38,952,672
Transportation		1.0%		0.7%		0.5%
Air Arabia (United Arab
Emirates) †	2,370,895	690,204	—	—	—	—

British Airways PLC
(United Kingdom)	955,793	1,926,201	530,277	1,068,662	181,061	364,891

Central Japan Railway Co.
(Japan)	328	1,842,541	182	1,022,386	62	348,285

ComfortDelgro Corp., Ltd.
(Singapore)	1,057,000	946,091	702,000	628,340	367,000	328,491

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Transportation cont.
CSX Corp.	33,998	$878,848	28,442	$735,226	12,408	$320,747

D/S Norden (Denmark)	11,537	322,941	9,480	265,362	5,966	166,999

D/S Norden 144A (Denmark) †	2,356	65,949	1,920	53,744	1,238	34,654

easyJet PLC (United Kingdom) †	68,049	273,041	55,554	222,906	34,611	138,874

FedEx Corp.	42,700	1,899,723	35,700	1,588,293	15,500	689,595

Knightsbridge Tankers, Ltd.
(Bermuda)	12,708	184,901	9,353	136,086	3,252	47,317

Macquarie Infrastructure Group
(Australia)	248,917	255,265	196,418	201,427	128,773	132,057

National Express Group PLC
(United Kingdom)	41,132	89,057	23,223	50,281	7,434	16,096

Norfolk Southern Corp.	37,379	1,261,541	31,265	1,055,194	13,450	453,938

Overseas Shipholding Group	8,700	197,229	6,300	142,821	2,400	54,408

Ryder System, Inc.	39,568	1,120,170	33,078	936,438	14,251	403,446

Singapore Airlines, Ltd.
(Singapore)	62,000	408,072	50,000	329,090	32,000	210,618

Teekay Tankers, Ltd. Class A
(Bahamas)	13,735	130,620	9,946	94,586	3,769	35,843

Wabtec Corp.	18,992	501,009	13,651	360,113	5,237	138,152

		12,993,403		8,890,955		3,884,411
Utilities and power		2.9%		2.4%		1.5%
A2A SpA (Italy)	625,317	946,976	341,929	517,815	113,008	171,139

AES Corp. (The) †	126,868	737,103	106,108	616,487	45,711	265,581

Alliant Energy Corp.	47,758	1,179,145	39,975	986,983	17,218	425,112

American States Water Co.	4,040	146,733	3,388	123,052	1,949	70,788

Aqua America, Inc.	11,647	232,940	9,725	194,500	5,595	111,900

Babcock & Brown Wind Partners
(Australia)	214,705	139,946	180,009	117,331	103,290	67,325

BKW FMB Energie AG
(Switzerland)	2,731	196,462	2,408	173,227	1,267	91,145

California Water Service Group	3,851	161,203	3,190	133,533	1,835	76,813

Centrica PLC (United Kingdom)	330,478	1,080,315	269,577	881,233	170,744	558,153

Chubu Electric Power, Inc.
(Japan)	45,000	989,179	24,900	547,346	8,400	184,647

Cia de Saneamento Basico do
Estado de Sao Paulo ADR
(Brazil)	8,822	188,350	6,852	146,290	4,174	89,115

CMS Energy Corp.	50,700	600,288	42,400	502,016	18,200	215,488

Companhia Energetica de
Minas Gerais ADR (Brazil)	48,042	710,061	—	—	—	—

Consolidated Water Co., Inc.
(Cayman Islands)	4,481	48,619	3,576	38,800	2,058	22,329

DPL, Inc.	9,934	223,912	7,061	159,155	2,763	62,278

E.On AG (Germany)	29,215	813,904	23,875	664,318	15,238	423,995

EDF Energies Nouvelles SA
(France)	9,286	350,072	8,140	306,869	4,277	161,238

Edison International #	81,333	2,343,204	68,232	1,965,764	29,198	841,194

El Paso Electric Co. †	13,170	185,565	9,675	136,321	3,500	49,315

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Utilities and power cont.
Electricite de France (France)	4,812	$188,908	4,194	$164,647	2,224	$87,309

Enel SpA (Italy)	168,999	810,260	90,171	432,322	30,542	146,433

Energen Corp. #	65,285	1,901,752	54,286	1,581,351	23,467	683,594

Energias de Portugal (EDP)
SA (Portugal)	175,419	609,093	93,183	323,552	31,702	110,076

Enersis SA ADR (Chile)	48,200	727,820	—	—	—	—

Entergy Corp.	3,117	212,237	2,689	183,094	1,448	98,594

Exelon Corp.	25,796	1,170,880	21,727	986,189	9,901	449,406

Fersa Energias Renovables SA
(Spain)	39,050	101,685	32,925	85,736	18,892	49,194

FirstEnergy Corp.	43,450	1,677,170	36,307	1,401,450	15,643	603,820

FPL Group, Inc.	8,578	435,162	7,491	380,018	4,036	204,746

Gaz de France SA (France)	27,534	946,324	22,783	783,035	13,610	467,766

Hokkaido Electric Power Co., Inc.
(Japan)	8,400	168,421	7,300	146,366	3,900	78,195

Hokuriku Electric Power Co.
(Japan)	7,500	179,920	6,500	155,930	3,500	83,963

Huaneng Power International, Inc.
(China)	420,000	281,763	364,000	244,194	194,000	130,148

International Power PLC
(United Kingdom)	125,562	376,209	105,097	314,892	60,464	181,162

Kansai Electric Power, Inc. (Japan)	12,100	262,707	10,500	227,969	5,600	121,583

Kyushu Electric Power Co., Inc.
(Japan)	11,000	245,990	9,600	214,682	5,100	114,050

Mirant Corp. †	23,916	272,642	17,957	204,710	7,269	82,867

National Grid PLC
(United Kingdom)	47,431	364,549	26,780	205,828	8,572	65,883

Northwestern Corp.	14,810	318,119	11,058	237,526	4,316	92,708

NRG Energy, Inc. †	30,400	535,040	25,400	447,040	10,900	191,840

NV Energy, Inc.	66,200	621,618	55,300	519,267	23,800	223,482

OGE Energy Corp.	19,831	472,374	16,579	394,912	7,141	170,099

Ormat Technologies, Inc.	3,433	94,270	3,215	88,284	1,705	46,819

PG&E Corp.	36,072	1,378,672	30,512	1,166,169	12,929	494,146

Public Power Corp. SA (Greece)	95,685	1,738,641	58,460	1,062,245	25,016	454,552

Public Service Enterprise
Group, Inc.	10,077	296,969	8,391	247,283	3,592	105,856

Questar Corp.	75,784	2,230,323	63,370	1,864,979	27,295	803,292

RWE AG (Germany)	3,313	232,834	2,702	189,894	1,734	121,864

Sempra Energy	27,751	1,283,206	23,250	1,075,080	10,015	463,094

Severn Trent PLC
(United Kingdom)	13,872	196,646	11,489	162,866	6,610	93,702

Shikoku Electric Power Co., Inc.
(Japan)	7,000	186,809	6,100	162,791	3,200	85,399

SJW Corp.	4,465	113,545	3,784	96,227	2,177	55,361

Southwest Gas Corp.	8,510	179,306	6,130	129,159	2,270	47,829

Southwest Water Co.	8,915	38,335	7,721	33,200	4,126	17,742

Tenaga Nasional Berhad (Malaysia)	253,000	423,794	—	—	—	—

Terna SPA (Italy)	402,720	1,254,072	223,431	695,765	76,095	236,960

COMMON STOCKS* cont.	Growth 58.4%		Balanced 46.9%		Conservative 30.0%

	Shares	Value	Shares	Value	Shares	Value

Utilities and power cont.
Toho Gas Co., Ltd. (Japan)	154,000	$704,236	83,000	$379,556	28,000	$128,043

Tokyo Electric Power Co. (Japan)	137,900	3,439,058	75,800	1,890,360	25,400	633,445

Tokyo Gas Co., Ltd. (Japan)	227,000	792,034	186,000	648,980	119,000	415,207

TransAlta Corp. (Canada)	3,723	54,511	3,200	46,853	1,648	24,130

Veolia Environnement (France)	13,972	291,049	11,727	244,284	6,747	140,546

VeraSun Energy Corp. †	37,394	748	31,589	632	17,019	340

		39,083,678		28,030,357		12,692,800
Total common stocks (cost
$1,048,663,983, $748,987,398
and $324,171,828)		$783,959,720		$559,584,937		$245,613,283

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS*	Growth 23.5%		Balanced 49.6%		Conservative 60.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government
Guaranteed Mortgage
Obligations		0.9%		2.8%		1.5%
Government National
Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates
from June 20, 2037 to
November 20, 2037	$5,185,091	$5,450,422	$—	$—	$—	$—
6 1/2s, TBA, April 1, 2039	—	—	26,000,000	27,224,844	7,000,000	7,329,766
5 1/2s, TBA, April 1, 2039	7,000,000	7,284,375	6,000,000	6,243,750	5,000,000	5,203,125

		12,734,797		33,468,594		12,532,891
U.S. Government Agency
Mortgage Obligations		22.6%		46.8%		59.2%
Federal Home Loan Mortgage
Corporation Pass-Through
Certificates
6s, with due dates from
July 1, 2013
to October 1, 2021	310,087	325,514	—	—	—	—
5 1/2s, with due dates
from June 1, 2035 to
November 1, 2036	61,595	64,025	—	—	297,553	311,617
5 1/2s, with due dates
from January 1, 2020
to April 1, 2020	476,994	500,365	—	—	—	—

Federal National Mortgage
Association Pass-Through
Certificates
7s, with due dates from
October 1, 2029
to January 1, 2036	1,029,529	1,107,877	—	—	—	—
7s, March 1, 2018	—	—	—	—	319,785	343,504
7s, TBA, April 1, 2039	—	—	2,000,000	2,129,375	—	—
6 1/2s, with due dates
from June 1, 2037 to
November 1, 2037	656,232	692,351	—	—	—	—

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS* cont.	Growth 23.5%		Balanced 49.6%		Conservative 60.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

U.S. Government Agency
Mortgage Obligations cont.
Federal National Mortgage
Association Pass-Through
Certificates
6 1/2s, TBA, April 1, 2039	$1,000,000	$1,053,047	$26,000,000	$27,379,219	$—	$—
6s, with due dates from
September 1, 2011 to
September 1, 2021	1,930,714	2,029,853	—	—	—	—
5 1/2s, with due dates
from June 1, 2037 to
November 1, 2037	1,777,460	1,847,587	—	—	—	—
5 1/2s, with due dates
from February 1, 2014 to
August 1, 2022	6,315,129	6,607,436	—	—	—	—
5 1/2s, TBA, April 1, 2039	27,000,000	28,020,938	88,000,000	91,327,500	93,000,000	96,517,763
5 1/2s, TBA, April 1, 2024	—	—	—	—	24,000,000	25,012,500
5s, TBA, May 1, 2039	59,000,000	60,687,034	122,000,000	125,488,444	39,000,000	40,115,158
5s, TBA, April 1, 2039	43,000,000	44,357,266	98,000,000	101,093,125	38,000,000	39,199,375
4 1/2s, with due dates
from February 1, 2039
to April 1, 2039	830,953	849,714	—	—	—	—
4 1/2s, with due dates from
April 1, 2020 to May 1, 2022	2,241,659	2,319,352	—	—	—	—
4 1/2s, TBA, May 1, 2039	46,000,000	46,839,141	64,000,000	65,167,501	86,000,000	87,568,829
4 1/2s, TBA, April 1, 2039	104,000,000	106,210,000	142,000,000	145,017,500	181,000,000	184,846,250
4 1/2s, TBA, April 1, 2024	—	—	—	—	11,000,000	11,323,984

		303,511,500		557,602,664		485,238,980
Total U.S. government and
agency mortgage obligations
(cost $312,533,692, $585,400,781
and $492,748,728)		$316,246,297		$591,071,258		$497,771,871

CORPORATE BONDS
AND NOTES*	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials		0.9%		0.9%		1.0%
Airgas, Inc. 144A company
guaranty sr. sub. notes
7 1/8s, 2018	$270,000	$259,200	$240,000	$230,400	$160,000	$153,600

AK Steel Corp. company
guaranty 7 3/4s, 2012	330,000	259,050	365,000	286,525	195,000	153,075

Aleris International, Inc. company
guaranty sr. unsec. notes 9s,
2014 (In default) ‡‡	285,000	200	295,000	207	135,000	95

ArcelorMittal sr. unsec.
unsub. notes 6 1/8s, 2018
(Luxembourg)	—	—	258,000	186,650	920,000	665,575

Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN
5.484s, 2012	265,000	37,100	250,000	35,000	120,000	16,800

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials cont.
Clondalkin Acquisition BV
144A company guaranty sr.
sec. notes FRN 3.32s,
2013 (Netherlands)	$75,000	$47,063	$75,000	$47,063	$75,000	$47,063

Domtar Corp. company
guaranty Ser. *,
7 7/8s, 2011 (Canada)	120,000	97,200	225,000	182,250	175,000	141,750

Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009	—	—	580,000	561,537	1,422,000	1,376,735

E.I. du Pont de Nemours & Co.
sr. unsec. notes 5 7/8s, 2014	45,000	47,534	120,000	126,758	290,000	306,332

Freeport-McMoRan Copper &
Gold, Inc. sr. sec. notes
6 7/8s, 2014	317,000	310,660	323,000	316,540	277,000	271,460

Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes
8 3/8s, 2017	2,034,000	1,886,535	1,332,000	1,235,430	842,000	780,955

Freeport-McMoRan Copper &
Gold, Inc. sr. unsec. notes
8 1/4s, 2015	300,000	285,750	295,000	280,988	135,000	128,588

Georgia-Pacific Corp.
debs. 9 1/2s, 2011	345,000	344,569	335,000	334,581	237,000	236,704

Georgia-Pacific Corp. notes
8 1/8s, 2011	—	—	140,000	139,125	140,000	139,125

Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011 (Canada)	295,000	295,369	285,000	285,356	155,000	155,194

Glancore Funding LLC 144A
company guaranty sr. unsec.
unsub. notes 6s, 2014	—	—	3,150,000	1,414,079	2,860,000	1,283,894

Hanson PLC company guaranty
6 1/8s, 2016 (United Kingdom)	2,405,000	1,034,150	—	—	—	—

Hexion U.S. Finance Corp./
Hexion Nova Scotia Finance,
ULC company guaranty
9 3/4s, 2014	218,000	47,960	185,000	40,700	93,000	20,460

Huntsman International, LLC
company guaranty sr. unsec.
sub. notes 7 7/8s, 2014	428,000	175,480	—	—	820,000	336,200

Huntsman, LLC company
guaranty sr. unsub. notes
11 5/8s, 2010	1,000	990	1,000	990	—	—

International Paper Co. bonds
7.95s, 2018	690,000	525,909	925,000	705,023	—	—

International Paper Co. sr.
unsec. notes 7.4s, 2014	1,305,000	1,070,836	1,595,000	1,308,800	545,000	447,207

Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	55,000	6,875	25,000	3,125	30,000	3,750

Lubrizol Corp. (The) sr. unsec.
notes 8 7/8s, 2019	135,000	138,839	310,000	318,815	370,000	380,521

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%			Balanced 15.2%		Conservative 19.8%

	Principal			Principal		Principal
	amount		Value	amount	Value	amount	Value

Basic materials cont.
Metals USA, Inc. sec. notes
11 1/8s, 2015	$245,000		$147,000	$220,000	$132,000	$145,000	$87,000

Momentive Performance
Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	250,000		73,750	215,000	63,425	150,000	44,250

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	415,000		406,700	370,000	362,600	230,000	225,400

Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014	190,000		186,200	185,000	181,300	100,000	98,000

NewPage Corp. company
guaranty 10s, 2012	140,000		48,650	116,000	40,310	56,000	19,460

NewPage Holding Corp. sr.
unsec. unsub. notes FRN 10.265s,
2013 ‡‡	95,453		1,909	89,899	1,798	44,765	895

Norske Skog Canada, Ltd.
company guaranty Ser. D, 8 5/8s,
2011 (Canada)	320,000		146,400	272,000	124,440	140,000	64,050

Novelis, Inc. company guaranty
7 1/4s, 2015	390,000		156,000	353,000	141,200	165,000	66,000

Packaging Corp. of America
unsec. unsub. notes 5 3/4s, 2013	1,730,000		1,596,247	—	—	—	—

PPG Industries, Inc. sr. unsec.
unsub. notes 6.65s, 2018	915,000		886,201	—	—	—	—

Rio Tinto Finance USA LTD
sr. unsec. notes 5 7/8s, 2013
(Australia)	270,000		239,960	416,000	369,716	100,000	88,874

Rockwood Specialties
Group, Inc.
company guaranty
7 5/8s, 2014	EUR	210,000	207,781	170,000	168,204	135,000	133,574

Sealed Air Corp. 144A
notes 5 5/8s, 2013	$1,040,000		894,772	$—	—	$—	—

Smurfit Kappa Funding PLC
sr. unsec. sub. notes 7 3/4s,
2015 (Ireland)	265,000		155,688	230,000	135,125	155,000	91,063

Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	—		—	260,000	202,800	225,000	175,500

Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	506,000		342,815	864,000	585,360	540,000	365,850

Steel Dynamics, Inc. 144A
sr. notes 7 3/4s, 2016	216,000		147,960	286,000	195,910	—	—

Stone Container Corp. sr. notes
8 3/8s, 2012	35,000		4,419	50,000	6,313	—	—

Tube City IMS Corp. company
guaranty 9 3/4s, 2015	190,000		28,975	190,000	28,975	90,000	13,725

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%			Balanced 15.2%		Conservative 19.8%

	Principal			Principal		Principal
	amount		Value	amount	Value	amount	Value

Basic materials cont.
Verso Paper Holdings, LLC/ Verso
Paper, Inc. company guaranty
11 3/8s, 2016	$150,000		$35,250	$135,000	$31,725	$65,000	$15,275

Xstrata Finance Canada, Ltd.
144A company guaranty 5.8s,
2016 (Canada)	—		—	180,000	115,665	195,000	125,304

			12,577,946		10,926,808		8,659,303
Capital goods			0.5%		0.7%		0.8%
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	375,000		356,250	330,000	313,500	220,000	209,000

Allied Waste North America,
Inc. sec. notes Ser. B, 5 3/4s, 2011	10,000		9,763	120,000	117,150	55,000	53,694

Baldor Electric Co. company
guaranty 8 5/8s, 2017	95,000		75,050	95,000	75,050	40,000	31,600

BE Aerospace, Inc. sr. unsec.
unsub. notes 8 1/2s, 2018	225,000		187,594	200,000	166,750	135,000	112,556

Berry Plastics Corp. company
guaranty sr. notes FRN
5.844s, 2015	1,055,000		764,875	1,395,000	1,011,375	—	—

Bombardier, Inc. 144A sr.
unsec. notes FRN 5.084s,
2013 (Canada)	EUR	102,000	87,714	82,000	70,515	—	—

Caterpillar Financial Services
Corp. sr. unsec. notes
4.85s, 2012	$—		—	$525,000	517,455	$375,000	369,611

Crown Americas, LLC/Crown
Americas Capital Corp. sr. notes
7 5/8s, 2013	71,000		71,266	119,000	119,446	59,000	59,221

Eaton Corp. notes 5.6s, 2018	100,000		92,699	451,000	418,074	774,000	717,493

General Cable Corp. company
guaranty sr. unsec. notes FRN
3.81s, 2015	265,000		187,488	250,000	176,875	110,000	77,825

General Dynamics Corp.
company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014	110,000		117,219	245,000	261,079	280,000	298,376

Hawker Beechcraft Acquisition
Co., LLC sr. sub. notes
9 3/4s, 2017	297,000		50,490	296,000	50,320	108,000	18,360

Hawker Beechcraft Acquisition
Co., LLC sr. unsec. notes
8 1/2s, 2015	18,000		4,590	16,000	4,080	7,000	1,785

Hexcel Corp. sr. sub. notes
6 3/4s, 2015	290,000		245,050	265,000	223,925	175,000	147,875

Ingersoll-Rand GL Holding Co.,
Ltd. sr. unsec. unsub. notes
company quaranty 9 1/2s, 2014
(Bermuda)	50,000		49,996	40,000	39,997	30,000	29,998

John Deere Capital Corp.
notes Ser. MTN, 5 1/4s, 2012	115,000		116,564	390,000	395,304	545,000	552,412

L-3 Communications Corp.
company guaranty 7 5/8s, 2012	290,000		291,088	388,000	389,455	181,000	181,679

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%			Balanced 15.2%		Conservative 19.8%

	Principal			Principal		Principal
	amount		Value	amount	Value	amount	Value

Capital goods cont.
L-3 Communications Corp.
company guaranty Ser. B,
6 3/8s, 2015	$170,000		$160,225	$355,000	$334,588	$230,000	$216,775

L-3 Communications Corp.
company guaranty sr. unsec.
sub. notes 6 1/8s, 2014	211,000		199,395	137,000	129,465	73,000	68,985

L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015	—		—	95,000	88,113	110,000	102,025

Legrand SA unsec. unsub. debs.
8 1/2s, 2025 (France)	295,000		248,436	396,000	333,494	246,000	207,170

Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR	95,000	112,291	50,000	59,100	50,000	59,100

Pitney Bowes, Inc. sr. unsec.
notes 5.6s, 2018	$615,000		602,708	$—	—	$—	—

RBS Global, Inc. / Rexnord
Corp. company guaranty
9 1/2s, 2014	135,000		109,350	120,000	97,200	80,000	64,800

Rexam PLC 144A bonds
6 3/4s, 2013 (United Kingdom)	1,090,000		947,011	1,775,000	1,542,151	1,200,000	1,042,581

Ryerson Tull, Inc. 144A sec.
notes 12 1/4s, 2015	596,000		338,230	765,000	434,138	120,000	68,100

TD Funding Corp. company
guaranty 7 3/4s, 2014	235,000		219,138	205,000	191,163	140,000	130,550

Terex Corp. company guaranty
7 3/8s, 2014	350,000		302,750	305,000	263,825	205,000	177,325

Titan International, Inc. company
guaranty 8s, 2012	282,000		219,960	251,000	195,780	165,000	128,700

United Technologies Corp. sr.
unsec. notes 5 3/8s, 2017	—		—	736,000	758,837	1,272,000	1,311,468

WCA Waste Corp. company
guaranty 9 1/4s, 2014	15,000		10,988	15,000	10,988	—	—

			6,178,178		8,789,192		6,439,064
Communication services			2.6%		2.3%		3.0%
Adelphia Communications Corp.
escrow bonds zero %, 2010	200,000		2,500	270,000	3,375	125,000	1,563

ALLTEL Corp. sr. notes 7s, 2012	6,660,000		6,936,750	—	—	—	—

American Tower Corp. sr. unsec.
notes 7s, 2017	175,000		172,375	846,000	833,310	1,267,000	1,247,995

Ameritech Capital Funding
company guaranty 6 1/4s, 2009	—		—	450,000	451,935	295,000	296,269

AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031	—		—	461,000	505,559	990,000	1,085,690

AT&T Wireless Services, Inc.
sr. notes 7 7/8s, 2011	809,000		864,421	1,262,000	1,348,453	297,000	317,346

AT&T, Inc. sr. unsec. bonds
6.55s, 2039	125,000		113,373	—	—	—	—

AT&T, Inc. sr. unsec.
unsub. bonds 5 1/2s, 2018	—		—	260,000	251,408	370,000	357,773

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%			Balanced 15.2%		Conservative 19.8%

	Principal			Principal		Principal
	amount		Value	amount	Value	amount	Value

Communication services cont.
AT&T, Inc. sr. unsec.
unsub. notes 6.3s, 2038	$—		$—	$1,598,000	$1,404,556	$1,768,000	$1,553,977

AT&T, Inc. sr. unsec.
unsub. notes 4.95s, 2013	—		—	644,000	653,809	1,098,000	1,114,724

BCM Ireland Finance Ltd. 144A
FRN 6.959s, 2016
(Cayman Islands)	EUR	90,000	38,911	105,000	45,397	50,000	21,617

Bellsouth Capital Funding
unsec. notes 7 7/8s, 2030	$—		—	$995,000	1,015,921	$1,640,000	1,674,483

British Telecommunications
PLC notes 8 3/8s, 2010
(United Kingdom)	319,000		331,992	497,000	517,242	117,000	121,765

Cablevision Systems Corp.
sr. notes Ser. B, 8s, 2012	—		—	100,000	97,250	90,000	87,525

CCH I Holdings, LLC company
guaranty 12 1/8s, 2015	25,000		250	15,000	150	5,000	50

CCH II, LLC sr. unsec. notes
10 1/4s, 2010	102,000		91,800	96,000	86,400	138,000	124,200

CCH II, LLC sr. unsec. notes
Ser. B, 10 1/4s, 2010	485,000		431,650	435,000	387,150	240,000	213,600

CCO Holdings LLC/CCO
Holdings Capital Corp. sr.
unsec. notes 8 3/4s, 2013	250,000		208,750	304,000	253,840	253,000	211,255

Centennial Cellular Operating
Co., LLC company guaranty
10 1/8s, 2013	100,000		103,500	155,000	160,425	—	—

CenturyTel, Inc. sr. unsec.
notes 5 1/2s, 2013	2,075,000		1,919,375	—	—	—	—

Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013	300,000		286,500	425,000	405,875	180,000	171,900

Citizens Communications Co.
notes 9 1/4s, 2011	340,000		345,100	480,000	487,200	225,000	228,375

Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6.95s, 2037	588,000		547,553	920,000	856,715	216,000	201,142

Cox Communications, Inc.
notes 7 1/8s, 2012	—		—	145,000	144,344	360,000	358,372

Cox Communications, Inc.
unsec. sr. notes 4 5/8s, 2010	2,360,000		2,337,608	—	—	—	—

Cox Communications, Inc.
144A bonds 8 3/8s, 2039	—		—	315,000	291,215	—	—

Cox Communications, Inc.
144A notes 5 7/8s, 2016	—		—	561,000	492,712	1,069,000	938,875

Cricket Communications, Inc.
company guaranty 9 3/8s, 2014	315,000		300,038	280,000	266,700	130,000	123,825

Cricket Communications, Inc.
144A company guaranty sr.
notes 10s, 2015	535,000		514,938	716,000	689,150	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
CSC Holdings, Inc. sr. notes
6 3/4s, 2012	$130,000	$125,125	$50,000	$48,125	$20,000	$19,250

CSC Holdings, Inc. sr. notes
Ser. B, 7 5/8s, 2011	125,000	124,063	50,000	49,625	20,000	19,850

Deutsche Telekom International
Finance BV company guaranty
8 3/4s, 2030 (Germany)	540,000	576,886	841,000	898,446	198,000	211,525

Digicel Group, Ltd. 144A sr.
unsec. notes 8 7/8s, 2015
(Jamaica)	205,000	132,225	205,000	132,225	100,000	64,500

Digicel, Ltd. 144A sr. unsec.
unsub. notes 9 1/4s,
2012 (Jamaica)	220,000	194,150	180,000	158,850	100,000	88,250

Embarq Corp. notes
7.082s, 2016	950,000	855,000	—	—	—	—

Embarq Corp. sr. unsec.
unsub. notes 6.738s, 2013	3,405,000	3,175,163	—	—	—	—

France Telecom notes 8 1/2s,
2031 (France)	—	—	20,000	25,216	—	—

France Telecom notes 7 3/4s,
2011 (France)	319,000	341,646	497,000	532,283	117,000	125,306

Inmarsat Finance PLC company
guaranty 10 3/8s, 2012
(United Kingdom)	299,000	306,475	241,000	247,025	111,000	113,775

Intelsat Bermuda, Ltd. company
guaranty sr. unsec. notes 11 1/4s,
2016 (Bermuda)	510,000	492,150	530,000	511,450	250,000	241,250

Intelsat Intermediate Holding
Co., Ltd. company guaranty sr.
unsec. notes stepped-coupon
zero % (9 1/4s, 2/1/10), 2015
(Bermuda) ††	95,000	78,850	75,000	62,250	30,000	24,900

iPCS, Inc. company guaranty sr.
sec. notes FRN 3.295s, 2013	105,000	78,750	100,000	75,000	45,000	33,750

Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014	305,000	210,450	295,000	203,550	140,000	96,600

Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017	150,000	96,000	150,000	96,000	70,000	44,800

MetroPCS Wireless, Inc.
company guaranty sr. unsec.
notes 9 1/4s, 2014	455,000	441,350	400,000	388,000	270,000	261,900

Nextel Communications, Inc.
sr. notes Ser. E, 6 7/8s, 2013	1,685,000	952,025	—	—	—	—

Nordic Telephone Co. Holdings
ApS 144A sr. sec. bonds 8 7/8s,
2016 (Denmark)	210,000	196,350	205,000	191,675	75,000	70,125

Nordic Telephone Co. Holdings
ApS 144A sr. sec. notes FRN
7.601s, 2016 (Denmark)	EUR 655,000	682,876	870,000	907,026	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
NTL Cable PLC sr. notes 9 1/8s,
2016 (United Kingdom)	$—	$—	$100,000	$93,000	$—	$—

PAETEC Holding Corp.
company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	115,000	80,500	105,000	73,500	50,000	35,000

Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014	355,000	307,075	225,000	194,625	105,000	90,825

Qwest Corp. sr. notes
FRN 4.57s, 2013	1,475,000	1,264,813	—	—	—	—

Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012	1,060,000	1,046,750	1,120,000	1,106,000	640,000	632,000

Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025	85,000	56,100	115,000	75,900	55,000	36,300

Rainbow National Services,
LLC 144A sr. notes 8 3/4s, 2012	280,000	280,000	270,000	270,000	130,000	130,000

Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)	—	—	631,000	638,811	1,195,000	1,209,793

Southwestern Bell Telephone
debs. 7s, 2027	—	—	201,000	184,482	814,000	747,105

TCI Communications, Inc.
company guaranty 7 7/8s, 2026	—	—	1,410,000	1,295,081	1,774,000	1,629,414

TCI Communications, Inc.
debs. 9.8s, 2012	—	—	380,000	407,333	1,151,000	1,233,790

TCI Communications, Inc.
debs. 7 7/8s, 2013	—	—	200,000	202,522	435,000	440,486

Telecom Italia Capital SA company
guaranty 5 1/4s, 2015 (Italy)	266,000	224,279	824,000	694,759	240,000	202,357

Telecom Italia Capital SA company
guaranty 5 1/4s, 2013 (Italy)	—	—	140,000	125,725	110,000	98,784

Telecom Italia Capital SA company
guaranty 4s, 2010 (Italy)	—	—	5,000	4,934	50,000	49,337

Telecom Italia Capital SA company
guaranty sr. unsec. notes FRN
1.753s, 2011 (Italy)	5,090,000	4,401,913	—	—	—	—

Telefonica Emisones SAU
company guaranty 6.221s,
2017 (Spain)	—	—	310,000	317,693	180,000	184,467

Telefonica Europe BV company
guaranty 8 1/4s, 2030 (Spain)	—	—	125,000	137,475	120,000	131,976

Telefonica Europe BV company
guaranty 7 3/4s, 2010 (Spain)	319,000	333,120	497,000	518,998	117,000	122,179

Time Warner Cable, Inc.
company guaranty sr. unsec.
notes 7 1/2s, 2014	—	—	—	—	90,000	92,062

Time Warner Cable, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	340,000	355,826	770,000	805,841	880,000	920,961

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services cont.
Time Warner Entertainment
Co., LP debs. 8 3/8s, 2023	$—	$—	$—	$—	$25,000	$24,212

Time Warner Telecom, Inc.
company guaranty 9 1/4s, 2014	160,000	154,400	175,000	168,875	85,000	82,025

Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2015	20,000	19,450	20,000	19,450	10,000	9,725

Verizon Communications, Inc.
sr. unsec. notes 7.35s, 2039	—	—	18,000	17,533	492,000	479,238

Verizon Communications, Inc.
sr. unsec. notes 6.35s, 2019	—	—	7,000	6,908	193,000	190,460

Verizon Communications, Inc.
sr. unsec. unsub. notes
8 3/4s, 2018	614,000	700,427	954,000	1,088,286	226,000	257,812

Verizon Global Funding Corp.
notes 7 3/4s, 2030	5,000	5,094	210,000	213,962	65,000	66,226

Verizon New England, Inc.
sr. notes 6 1/2s, 2011	—	—	489,000	506,749	1,220,000	1,264,282

Verizon New Jersey, Inc. debs.
8s, 2022	—	—	160,000	159,074	165,000	164,045

Verizon Pennsylvania, Inc. debs.
8.35s, 2030	—	—	240,000	234,786	505,000	494,028

Verizon Virginia, Inc. debs. Ser. A,
4 5/8s, 2013	—	—	—	—	95,000	92,621

Vodafone Group PLC sr. unsec.
notes 7 3/4s, 2010 (United Kingdom) 319,000		330,989	497,000	515,679	117,000	121,397

Vodafone Group PLC unsec. notes
6.15s, 2037 (United Kingdom)	—	—	850,000	801,446	1,478,000	1,393,574

West Corp. company guaranty
9 1/2s, 2014	145,000	100,956	140,000	97,475	65,000	45,256

Wind Aquisition Finance SA
notes 9 3/4s, 2015
(Netherlands)	EUR 80,000	92,436	70,000	80,881	—	—

Windstream Corp. company
guaranty 8 5/8s, 2016	$460,000	451,950	$395,000	388,088	$185,000	181,763

Windstream Corp. company
guaranty 8 1/8s, 2013	160,000	157,600	160,000	157,600	80,000	78,800

		34,970,596		27,780,308		24,800,402
Conglomerates		—%		0.1%		0.1%
Honeywell International, Inc.
sr. unsec. notes 5s, 2019	170,000	169,730	390,000	389,380	465,000	464,261

Siemens Financieringsmaatschappij
144A notes 5 3/4s, 2016
(Netherlands)	—	—	155,000	157,018	160,000	162,083

Tyco International Finance SA
company guaranty sr. unsec.
unsub. notes 8 1/2s, 2019	50,000	51,625	110,000	113,575	130,000	134,225

		221,355		659,973		760,569

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals		2.2%		1.8%		1.8%
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	$175,000	$108,500	$175,000	$108,500	$100,000	$62,000

Affinion Group, Inc. company
guaranty 10 1/8s, 2013	315,000	239,400	300,000	228,000	135,000	102,600

Affinity Group, Inc. sr. sub. notes
9s, 2012	155,000	85,250	220,000	121,000	100,000	55,000

AMC Entertainment, Inc.
company guaranty 11s, 2016	230,000	209,300	275,000	250,250	149,000	135,590

AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	115,000	94,300	115,000	94,300	54,000	44,280

American Media, Inc. 144A
sr. sub. notes 14s, 2013 ‡‡	113,175	56,588	141,171	70,586	73,593	36,797

American Media, Inc. 144A
sr. unsec. notes 9s, 2013 ‡‡	9,600	4,800	12,040	6,020	6,312	3,156

Aramark Corp. company
guaranty 8 1/2s, 2015	395,000	363,400	345,000	317,400	240,000	220,800

Associated Materials, Inc.
company guaranty 9 3/4s, 2012	340,000	268,600	300,000	237,000	190,000	150,100

Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	120,000	30,000	145,000	36,250	75,000	18,750

Avis Budget Car Rental, LLC
company guaranty 7 5/8s, 2014	95,000	23,750	105,000	26,250	55,000	13,750

Bon-Ton Stores, Inc. (The)
company guaranty 10 1/4s, 2014	225,000	38,250	240,000	40,800	120,000	20,400

Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	95,000	51,300	115,000	62,100	65,000	35,100

CanWest Media, Inc. company
guaranty 8s, 2012
(Canada) (In default)	391,391	76,321	384,071	74,894	139,145	27,133

Cenveo Corp. 144A company
guaranty sr. unsec. notes
10 1/2s, 2016	470,000	263,788	630,000	353,588	—	—

Cinemark, Inc. sr. unsec. disc.
notes 9 3/4s, 2014 ††	23,000	21,678	21,000	19,793	10,000	9,425

Claire’s Stores, Inc. 144A
company guaranty sr. unsec.
notes 9 5/8s, 2015
(In default) † ‡‡	199,856	39,971	178,819	35,764	84,150	16,830

Clear Channel
Communications, Inc.
sr. unsec. notes 7.65s, 2010	592,000	187,220	793,000	250,786	—	—

Clear Channel
Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	55,000	8,250	50,000	7,500	25,000	3,750

Corrections Corporation
of America
sr. notes 7 1/2s, 2011	125,000	125,313	160,000	160,400	85,000	85,213

D.R. Horton, Inc. sr. notes
7 7/8s, 2011	—	—	—	—	15,000	14,400

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013
(Germany)	$—	$—	$35,000	$31,712	$50,000	$45,303

DaimlerChrysler NA Holding Corp.
company guaranty unsec. notes 7.2s,
2009 (Germany)	—	—	—	—	5,000	5,021

DaimlerChrysler NA Holding Corp.
company guaranty unsec.
unsub. notes Ser. MTN, 5 3/4s, 2011
(Germany)	—	—	560,000	529,231	1,546,000	1,461,055

Dana Corp. escrow sr. notes 5.85s,
2015 (In default) †	225,000	23	245,000	25	120,000	12

DIRECTV Holdings, LLC company
guaranty 6 3/8s, 2015	924,000	870,870	1,194,000	1,125,345	235,000	221,488

DIRECTV Holdings, LLC company
guaranty sr. unsec. notes
7 5/8s, 2016	120,000	117,600	157,000	153,860	—	—

Echostar DBS Corp. company
guaranty 6 5/8s, 2014	55,000	49,225	10,000	8,950	—	—

Echostar DBS Corp. sr. notes
6 3/8s, 2011	650,000	627,250	655,000	632,075	295,000	284,675

FelCor Lodging LP company
guaranty 9s, 2011 R	1,590,000	954,000	—	—	—	—

Ford Motor Credit Co., LLC
notes 7 7/8s, 2010	535,000	442,127	550,000	454,523	215,000	177,677

Ford Motor Credit Co., LLC
notes 7.8s, 2012	110,000	74,550	—	—	100,000	67,773

Ford Motor Credit Co., LLC
sr. notes 9 7/8s, 2011	1,330,000	1,014,125	1,090,000	831,125	445,000	339,313

Ford Motor Credit Co., LLC
sr. unsec. notes 9 3/4s, 2010	145,000	117,450	179,000	144,990	—	—

Ford Motor Credit Co., LLC
unsec. notes 7 3/8s, 2009	85,000	76,232	105,000	94,169	50,000	44,843

Goodyear Tire & Rubber Co.
(The) notes 7.857s, 2011	—	—	4,000	3,280	—	—

Goodyear Tire & Rubber Co.
(The) sr. notes 9s, 2015	313,000	241,010	276,000	212,520	135,000	103,950

Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN
Ser. B, 5.698s, 2014	230,000	152,950	220,000	146,300	100,000	66,500

Hertz Corp. company guaranty
8 7/8s, 2014	335,000	203,094	360,000	218,250	180,000	109,125

Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	416,000	373,943	652,000	586,083	154,000	138,431

Host Marriott LP company
guaranty Ser. Q, 6 3/4s, 2016 R	110,000	80,300	—	—	—	—

Host Marriott LP sr. notes
Ser. M, 7s, 2012 R	320,000	270,400	450,000	380,250	210,000	177,450

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Idearc, Inc. company guaranty
8s, 2016	$800,000	$21,000	$710,000	$18,638	$335,000	$8,794

Isle of Capri Casinos, Inc.
company guaranty 7s, 2014	78,000	46,020	70,000	41,300	34,000	20,060

Jostens IH Corp. company
guaranty 7 5/8s, 2012	160,000	151,600	220,000	208,450	105,000	99,488

KB Home company guaranty
6 3/8s, 2011	—	—	1,520,000	1,368,000	1,380,000	1,242,000

Lamar Media Corp. company
guaranty 7 1/4s, 2013	185,000	159,331	260,000	223,925	120,000	103,350

Lamar Media Corp. sr. unsec.
sub. notes Ser. C, 6 5/8s, 2015	215,000	154,800	85,000	61,200	115,000	82,800

Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	787,000	781,098	1,053,000	1,045,103	—	—

Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016	115,000	89,125	145,000	112,375	75,000	58,125

Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	290,000	249,400	275,000	236,500	125,000	107,500

Liberty Media Corp. debs.
8 1/4s, 2030	195,000	105,953	245,000	133,121	120,000	65,202

Liberty Media, LLC sr. unsec.
notes 7 7/8s, 2009	1,490,000	1,430,920	—	—	—	—

Limited Brands, Inc. sr. unsec.
notes 6 1/8s, 2012	3,130,000	2,456,641	—	—	—	—

Macy’s Retail Holdings, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	—	—	4,375,000	3,758,816	3,965,000	3,406,561

Marriott International, Inc. sr.
unsec. unsub. notes
4 5/8s, 2012	1,625,000	1,432,923	—	—	—	—

Masco Corp. sr. unsec. notes
5.85s, 2017	2,370,000	1,482,411	—	—	—	—

Mashantucket Western Pequot
Tribe 144A bonds 8 1/2s, 2015	355,000	60,350	315,000	53,550	150,000	25,500

Mattel, Inc. sr. unsec. notes
5 5/8s, 2013	1,645,000	1,521,181	—	—	—	—

Meritage Homes Corp.
company guaranty 6 1/4s, 2015	237,000	145,755	246,000	151,290	112,000	68,880

Meritage Homes Corp. sr. notes
7s, 2014	30,000	19,200	15,000	9,600	5,000	3,200

MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	1,318,000	540,380	45,000	18,450	23,000	9,430

MGM Mirage, Inc. sr. notes
6 3/4s, 2012	315,000	110,250	436,000	152,600	216,000	75,600

Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	180,000	66,600	180,000	66,600	80,000	29,600

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Michaels Stores, Inc. company
guaranty 10s, 2014	$30,000	$14,138	$5,000	$2,356	$5,000	$2,356

Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	90,000	73,800	130,000	106,600	59,000	48,380

Neiman-Marcus Group, Inc.
company guaranty sr. unsec.
notes 9s, 2015 ‡‡	465,000	149,381	505,000	162,231	250,000	80,313

News America Holdings, Inc.
company guaranty 7 3/4s, 2024	—	—	350,000	307,321	300,000	263,418

News America Holdings, Inc.
debs. 7 3/4s, 2045	210,000	172,198	1,347,000	1,104,529	1,363,000	1,117,649

Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
10s, 2014	195,000	167,700	190,000	163,400	90,000	77,400

Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
sr. unsec. sub. disc. notes
stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	275,000	114,125	220,000	91,300	105,000	43,575

NTK Holdings, Inc. sr. unsec. disc.
notes stepped-coupon zero %
(10 3/4s, 9/1/09), 2014 ††	210,000	12,600	230,000	13,800	110,000	6,600

Omnicom Group, Inc. sr. notes
5.9s, 2016	—	—	140,000	119,523	150,000	128,061

Pearson Dollar Finance Two
PLC 144A company guaranty
sr. notes 6 1/4s, 2018
(United Kingdom)	2,470,000	2,149,392	—	—	—	—

Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	240,000	148,800	225,000	139,500	105,000	65,100

Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	250,000	218,750	240,000	210,000	110,000	96,250

Quebecor Media, Inc. sr. unsec.
notes Ser. *, 7 3/4s, 2016
(Canada)	65,000	49,400	60,000	45,600	25,000	19,000

R. R. Donnelley & Sons Co. sr.
unsec. notes 5 5/8s, 2012	1,810,000	1,496,408	—	—	—	—

R.H. Donnelley Corp. sr. unsec.
unsub. notes 8 7/8s, 2017	11,000	605	8,000	440	3,000	165

R.H. Donnelley, Inc. 144A
company guaranty sr. unsec.
notes 11 3/4s, 2015	373,000	48,490	319,000	41,470	144,000	18,720

Reader’s Digest Association, Inc.
(The) company guaranty sr. unsec.
sub. notes 9s, 2017	205,000	14,350	200,000	14,000	90,000	6,300

Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	50,000	18,375	70,000	25,725	30,000	11,025

Station Casinos, Inc. sr. notes 6s,
2012 (In default)	305,000	76,250	405,000	101,250	190,000	47,500

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Target Corp. bonds 6 1/2s, 2037	$—	$—	$675,000	$598,137	$1,395,000	$1,236,150

Tenneco Automotive, Inc. sec.
notes Ser. B, 10 1/4s, 2013	15,000	7,950	15,000	7,950	8,000	4,240

Tenneco, Inc. sr. unsec. notes
company guaranty 8 1/8s, 2015	30,000	6,000	25,000	5,000	15,000	3,000

Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	275,000	207,625	255,000	192,525	120,000	90,600

Texas Industries, Inc. 144A
company guaranty sr. unsec.
notes 7 1/4s, 2013	491,000	370,705	—	—	—	—

THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sec. notes
10s, 2013	173,000	72,228	228,000	95,190	70,000	29,225

THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sub. notes
8 1/2s, 2014	525,000	52,500	435,000	43,500	190,000	19,000

Time Warner, Inc. company
guaranty sr. unsec. notes FRN
1.461s, 2009	160,000	157,012	—	—	—	—

Time Warner, Inc. debs.
9.15s, 2023	—	—	25,000	24,859	105,000	104,408

Time Warner, Inc. debs.
9 1/8s, 2013	—	—	743,000	780,545	1,040,000	1,092,552

Toyota Motor Credit Corp.
sr. unsec. FRN Ser. MTN,
1.318s, 2010	1,200,000	1,171,590	—	—	—	—

Trump Entertainment Resorts,
Inc. sec. notes 8 1/2s, 2015
(In default)	382,000	30,560	421,000	33,680	195,000	15,600

TRW Automotive, Inc. 144A
company guaranty sr. notes
7 1/4s, 2017	210,000	87,150	200,000	83,000	105,000	43,575

United Auto Group, Inc. company
guaranty 7 3/4s, 2016	195,000	97,500	200,000	100,000	100,000	50,000

Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	140,000	49,000	200,000	70,000	95,000	33,250

Univision Communications, Inc.
144A company guaranty unsec.
notes zero %, 2015 ‡‡	165,000	16,500	150,000	15,000	75,000	7,500

Vertis, Inc. company guaranty
sr. notes zero %, 2014 ‡‡	173,661	1,520	175,947	1,540	82,393	721

Viacom, Inc. company guaranty
5 5/8s, 2012	1,465,000	1,253,681	—	—	—	—

Viacom, Inc. company guaranty
sr. unsec. notes 6 5/8s, 2011	1,705,000	1,641,247	—	—	—	—

Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	540,000	561,454	844,000	877,531	198,000	205,866

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Yankee Acquisition Corp.
company guaranty Ser. B,
8 1/2s, 2015	$185,000	$101,750	$170,000	$93,500	$80,000	$44,000

Young Broadcasting, Inc.
company guaranty sr. unsec.
sub. notes 10s, 2011
(In default) †	180,000	20	170,000	19	79,000	9

		29,796,820		21,384,408		14,715,288
Consumer staples		1.4%		1.1%		1.4%
Altria Group, Inc. company
guaranty sr. unsec. notes
9 1/4s, 2019	—	—	40,000	42,768	200,000	213,839

Altria Group, Inc. company
guaranty sr. unsec.
unsub. notes 8 1/2s, 2013	209,000	228,863	482,000	527,809	544,000	595,701

Anheuser-Busch Cos., Inc.
sr. unsec. notes 5.6s, 2017	2,370,000	2,196,708	—	—	—	—

Anheuser-Busch InBev
Worldwide, Inc. 144A
company guaranty sr. notes
7.2s, 2014	135,000	141,460	115,000	120,503	80,000	83,828

Campbell Soup Co. debs.
8 7/8s, 2021	—	—	300,000	391,910	255,000	333,124

Chiquita Brands International, Inc.
sr. notes 7 1/2s, 2014	150,000	109,500	170,000	124,100	85,000	62,050

Chiquita Brands International, Inc.
sr. unsec. unsub. notes
8 7/8s, 2015	25,000	18,750	30,000	22,500	15,000	11,250

ConAgra Foods, Inc. unsec.
notes 7 7/8s, 2010	—	—	990,000	1,045,081	860,000	907,848

CVS Caremark, Corp. notes
6.6s, 2019	80,000	80,686	—	—	—	—

CVS Caremark, Corp. sr. unsec.
FRN 6.302s, 2037	—	—	1,050,000	630,000	1,733,000	1,039,800

CVS Caremark, Corp. 144A
pass-through certificates
6.117s, 2013	1,394,592	1,418,388	637,215	648,088	1,452,123	1,476,901

Darden Restaurants, Inc.
sr. unsec. notes 6.2s, 2017	1,485,000	1,245,585	—	—	—	—

Dean Foods Co. company
guaranty 7s, 2016	—	—	—	—	85,000	80,750

Del Monte Corp. sr. sub. notes
8 5/8s, 2012	35,000	35,175	45,000	45,225	20,000	20,100

Delhaize Group company
guaranty sr. unsec. bonds
5 7/8s, 2014 (Belgium)	135,000	134,760	310,000	309,449	370,000	369,342

Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	—	—	200,000	193,331	170,000	164,331

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Diageo Capital PLC company
guaranty 5 3/4s, 2017
(United Kingdom)	$—	$—	$435,000	$443,439	$390,000	$397,566

Diageo Capital PLC company
guaranty 5.2s, 2013
(United Kingdom)	—	—	190,000	193,025	165,000	167,627

Diageo PLC company guaranty
8s, 2022 (Canada)	—	—	165,000	185,875	135,000	152,080

Dole Food Co. 144A sr. unsec.
notes 13 7/8s, 2014	260,000	252,850	225,000	218,813	160,000	155,600

Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	210,000	149,100	275,000	195,250	130,000	92,300

Estee Lauder Cos., Inc. (The)
sr. unsec. notes 6s, 2037	—	—	110,000	84,824	95,000	73,257

General Mills, Inc. sr. unsec.
notes 5.65s, 2019	75,000	76,234	170,000	172,797	200,000	203,290

H.J. Heinz Co. sr. unsec. notes
5.35s, 2013	216,000	223,506	492,000	509,098	—	—

Jarden Corp. company guaranty
7 1/2s, 2017	200,000	161,000	200,000	161,000	90,000	72,450

Kellogg Co. sr. unsub.
5 1/8s, 2012	—	—	65,000	68,378	55,000	57,858

Kroger Co. company guaranty
6 3/4s, 2012	—	—	—	—	150,000	158,704

Kroger Co. company guaranty
6.4s, 2017	234,000	240,220	748,000	767,883	100,000	102,658

Kroger Co. sr. notes 6.15s, 2020	—	—	40,000	39,131	—	—

McDonald’s Corp. sr. unsec.
bonds 6.3s, 2037	—	—	195,000	199,703	200,000	204,823

McDonald’s Corp. sr. unsec.
notes 5.7s, 2039	35,000	33,488	125,000	119,599	265,000	253,551

Newell Rubbermaid, Inc. sr.
unsec. notes 5 1/2s, 2013	1,375,000	1,167,548	—	—	—	—

PepsiCo, Inc. sr. unsec. notes
7.9s, 2018	220,000	270,305	346,000	425,115	82,000	100,750

Pinnacle Foods Finance LLC
sr. notes 9 1/4s, 2015	125,000	99,375	115,000	91,425	55,000	43,725

Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	150,000	143,250	210,000	200,550	100,000	95,500

Reynolds American, Inc.
company guaranty 7 1/4s, 2013	260,000	248,067	285,000	271,919	140,000	133,574

Rite Aid Corp. company
guaranty 9 1/2s, 2017	214,000	49,220	197,000	45,310	92,000	21,160

Rite Aid Corp. sec. notes
7 1/2s, 2017	245,000	126,175	225,000	115,875	105,000	54,075

Sara Lee Corp. sr. unsec.
unsub. notes 6 1/4s, 2011	—	—	330,000	344,101	300,000	312,819

Sara Lee Corp. sr. unsec.
unsub. notes 3 7/8s, 2013	670,000	643,624	—	—	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer staples cont.
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015 (In default)	$207,000	$51,750	$238,000	$59,500	$119,000	$29,750

Spectrum Brands, Inc. sr. unsec.
sub. notes company guaranty
stepped-coupon 12 1/2s
(12 3/4s, 10/2/09), 2013
(In default) †† ‡‡	140,000	38,500	145,000	39,875	65,000	17,875

Supervalu, Inc. notes
7 7/8s, 2009	5,760,000	5,767,200	—	—	—	—

Supervalu, Inc. sr. unsec.
notes 7 1/2s, 2014	215,000	209,894	210,000	205,013	95,000	92,744

Tesco PLC 144A sr. unsec.
unsub. notes 6.15s, 2037
(United Kingdom)	—	—	—	—	450,000	407,033

Tyson Foods, Inc. 144A sr.
unsec. notes 10 1/2s, 2014	2,970,000	3,029,400	—	—	—	—

United Rentals NA, Inc.
company guaranty 6 1/2s, 2012	337,000	269,600	525,000	420,000	17,000	13,600

Universal Corp. MTNC notes
5.2s, 2013	—	—	3,160,000	2,798,790	2,840,000	2,515,368

Yum! Brands, Inc. sr. unsec.
unsub. 6 1/4s, 2018	—	—	320,000	298,384	270,000	251,761

		18,860,181		12,775,436		11,540,362
Energy		0.6%		1.1%		1.1%
Amerada Hess Corp. unsub
notes 6.65s, 2011	220,000	224,414	500,000	510,032	570,000	581,436

Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	455,000	416,325	515,000	471,225	255,000	233,325

Chaparral Energy, Inc. company
guaranty sr. unsec. notes
8 7/8s, 2017	290,000	100,050	275,000	94,875	125,000	43,125

Chesapeake Energy Corp.
company guaranty 6 1/2s, 2017	95,000	77,425	—	—	—	—

Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	—	—	515,000	471,225	250,000	228,750

Chesapeake Energy Corp. sr.
notes 7s, 2014	—	—	200,000	176,000	—	—

Chesapeake Energy Corp. sr.
unsec. notes 7 5/8s, 2013	—	—	225,000	207,000	230,000	211,600

Complete Production Services, Inc.
company guaranty 8s, 2016	195,000	123,825	170,000	107,950	120,000	76,200

Compton Petroleum Corp.
company guaranty 7 5/8s, 2013
(Canada)	305,000	96,075	345,000	108,675	170,000	53,550

Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	125,000	108,750	175,000	152,250	80,000	69,600

Connacher Oil and Gas, Ltd.
144A sec. notes 10 1/4s, 2015
(Canada)	190,000	59,850	170,000	53,550	80,000	25,200

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
ConocoPhillips notes
6 1/2s, 2039	$250,000	$243,869	$600,000	$585,286	$775,000	$755,994

Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	230,000	200,100	220,000	191,400	105,000	91,350

Encore Acquisition Co.
sr. sub. notes 6s, 2015	290,000	213,150	402,000	295,470	184,000	135,240

Forest Oil Corp. sr. notes
8s, 2011	305,000	292,800	340,000	326,400	220,000	211,200

Gaz Capital SA 144A company
guaranty sr. unsec. bonds 8.146s,
2018 (Luxembourg)	158,000	127,722	324,000	261,912	288,000	232,811

Gaz Capital SA 144A company
guaranty sr. unsec. bonds
7.343s, 2013 (Luxembourg)	143,000	125,912	334,000	294,087	298,000	262,389

Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Luxembourg)	230,000	148,350	507,000	327,015	438,000	282,510

Halliburton Co. sr. unsec.
notes 7.45s, 2039	40,000	39,938	200,000	199,692	300,000	299,538

Harvest Operations Corp.
sr. notes 7 7/8s, 2011	165,000	112,613	205,000	139,913	110,000	75,075

Helix Energy Solutions Group,
Inc. 144A sr. unsec. notes
9 1/2s, 2016	420,000	247,800	440,000	259,600	265,000	156,350

Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec.
notes 7 3/4s, 2015	70,000	51,100	80,000	58,400	40,000	29,200

Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	85,000	64,600	75,000	57,000	35,000	26,600

Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	285,000	263,625	380,000	351,500	190,000	175,750

Inergy LP/Inergy Finance Corp.
144A company guaranty sr.
unsec. notes 8 3/4s, 2015	140,000	135,100	125,000	120,625	85,000	82,025

Kerr-McGee Corp. sec. notes
6.95s, 2024	265,000	203,058	430,000	329,491	365,000	279,684

Key Energy Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	170,000	107,100	145,000	91,350	70,000	44,100

Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	—	—	80,000	83,857	70,000	73,375

Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	5,000	4,475	145,000	129,775	155,000	138,725

Newfield Exploration Co. sr.
unsec. sub. notes 6 5/8s, 2014	245,000	221,725	230,000	208,150	105,000	95,025

Nexen, Inc. unsec. unsub. notes
6.4s, 2037 (Canada)	—	—	225,000	159,585	200,000	141,853

Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	180,000	145,800	235,000	190,350	115,000	93,150

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
OPTI Canada, Inc. company
guaranty sr. sec. notes 8 1/4s,
2014 (Canada)	$220,000	$98,450	$215,000	$96,213	$100,000	$44,750

Oslo Seismic Services, Inc.
1st mtge. 8.28s, 2011	32,575	33,174	47,382	48,253	34,056	34,682

Peabody Energy Corp. company
guaranty 7 3/8s, 2016	385,000	381,150	515,000	509,850	245,000	242,550

Peabody Energy Corp. company
guaranty Ser. B, 6 7/8s, 2013	235,000	229,125	180,000	175,500	130,000	126,750

Peabody Energy Corp. sr. notes
5 7/8s, 2016	—	—	270,000	240,300	225,000	200,250

Petro-Canada sr. unsec.
unsub. notes 6.05s, 2018
(Canada)	208,000	178,862	472,000	405,879	—	—

PetroHawk Energy Corp.
company guaranty 9 1/8s, 2013	220,000	211,200	250,000	240,000	125,000	120,000

Petroleum Development Corp.
company guaranty sr. unsec.
notes 12s, 2018	145,000	95,700	130,000	85,800	65,000	42,900

Petroplus Finance, Ltd. company
guaranty 6 3/4s, 2014 (Bermuda)	270,000	199,800	260,000	192,400	75,000	55,500

Plains Exploration & Production
Co. company guaranty 7 3/4s, 2015	70,000	60,200	50,000	43,000	30,000	25,800

Plains Exploration & Production
Co. company guaranty 7s, 2017	245,000	194,775	230,000	182,850	105,000	83,475

Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	—	—	537,000	521,498	1,127,000	1,094,467

Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014	195,000	192,075	275,000	270,875	130,000	128,050

Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	105,000	49,875	130,000	61,750	70,000	33,250

Range Resources Corp. company
guaranty sr. unsec. sub. notes
7 1/2s, 2017	55,000	50,050	50,000	45,500	35,000	31,850

Sabine Pass LNG LP sec. notes
7 1/2s, 2016	465,000	311,550	455,000	304,850	250,000	167,500

SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. FRN
5.06s, 2014	100,000	60,059	95,000	57,056	45,000	27,027

SandRidge Energy, Inc. 144A
company guaranty sr. unsec.
unsub. notes 8s, 2018	615,000	452,025	765,000	562,275	125,000	91,875

Stallion Oilfield Services/Stallion
Oilfield Finance Corp. 144A
sr. unsec. notes 9 3/4s, 2015	495,000	47,025	445,000	42,275	220,000	20,900

Sunoco, Inc. notes 4 7/8s, 2014	—	—	83,000	73,354	70,000	61,865

Targa Resources, Inc. company
guaranty sr. unsec. notes
8 1/2s, 2013	540,000	334,800	470,000	291,400	235,000	145,700

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Energy cont.
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	$—	$—	$110,000	$78,025	$90,000	$63,838

Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	—	—	130,000	111,376	100,000	85,674

Weatherford International, Ltd.
company guaranty sr. unsec.
notes 9 7/8s, 2039	100,000	98,334	230,000	226,168	270,000	265,501

Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	—	—	95,000	80,392	105,000	88,855

Whiting Petroleum Corp.
company guaranty 7s, 2014	120,000	90,000	150,000	112,500	75,000	56,250

Williams Cos., Inc. (The)
notes 7 3/4s, 2031	35,000	28,350	30,000	24,300	20,000	16,200

Williams Cos., Inc. (The) sr.
unsec. notes 7 7/8s, 2021	95,000	87,875	85,000	78,625	55,000	50,875

Williams Cos., Inc. (The) sr.
unsec. notes 7 5/8s, 2019	480,000	448,800	460,000	430,100	220,000	205,700

Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	50,000	49,199	60,000	59,039	30,000	29,519

XTO Energy, Inc. sr. unsec.
notes 5 1/2s, 2018	158,000	147,368	357,000	332,976	—	—

		8,285,372		12,998,019		8,846,283
Financials		1.7%		3.1%		5.1%
AGFC Capital Trust I company
guaranty 6s, 2067	—	—	180,000	16,200	185,000	16,650

Allstate Life Global Funding Trusts
notes Ser. MTN, 5 3/8s, 2013	—	—	249,000	240,851	873,000	844,429

American International Group,
Inc. jr. sub. bonds 6 1/4s, 2037	—	—	905,000	63,350	1,400,000	98,000

American International Group, Inc.
sr. unsec. Ser. G, 5.85s, 2018	402,000	156,780	966,000	376,740	324,000	126,360

Amvescap PLC company
guaranty 5 5/8s, 2012	—	—	180,000	140,759	155,000	121,209

Bank of America NA sub. notes
5.3s, 2017	—	—	250,000	183,706	750,000	551,117

Bank of New York Mellon Corp.
(The) sr. unsec. unsub. notes
Ser. G, 4.95s, 2012	—	—	230,000	234,759	205,000	209,241

BankAmerica Capital III bank
guaranty jr. unsec. FRN Ser. *,
1.664s, 2027	580,000	192,227	1,072,000	355,289	1,146,000	379,814

Barclays Bank PLC 144A sub.
bonds FRB 7.7s, 2049	635,000	279,400	—	—	—	—

Bear Stearns Cos., Inc. (The)
notes 5.7s, 2014	85,000	80,786	155,000	147,316	5,000	4,752

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	$—	$—	$920,000	$936,898	$1,635,000	$1,665,030

Bear Stearns Cos., Inc. (The)
sr. unsec. notes 7 1/4s, 2018	—	—	240,000	247,851	706,000	729,096

Block Financial Corp. notes
5 1/8s, 2014	2,260,000	1,956,866	—	—	—	—

Bosphorus Financial Services,
Ltd. 144A sr. notes FRN
3.034s, 2012	150,000	129,063	396,750	341,372	451,500	388,480

Capital One Capital III company
guaranty 7.686s, 2036	—	—	231,000	78,746	811,000	276,462

Capital One Financial Corp.
sr. unsec. unsub. notes FRN
Ser. MTN, 1.573s, 2009	215,000	209,563	280,000	272,920	—	—

CIT Group, Inc. jr. sub. FRN
6.1s, 2067	—	—	1,442,000	335,265	2,095,000	487,088

CIT Group, Inc. sr. notes
5.4s, 2013	—	—	60,000	37,424	50,000	31,186

CIT Group, Inc. sr. notes 5s, 2014	—	—	400,000	229,310	220,000	126,121

Citigroup, Inc. sr. notes
6 1/2s, 2013	545,000	500,809	260,000	238,918	825,000	758,105

Citigroup, Inc. sr. unsec.
notes 6 1/8s, 2018	—	—	302,000	260,667	1,057,000	912,336

Citigroup, Inc. sr. unsec.
notes 5 1/2s, 2013	1,055,000	926,893	1,643,000	1,443,494	387,000	340,007

Citigroup, Inc. sr. unsec.
unsub. notes FRN 1.424s, 2009	75,000	73,497	160,000	156,793	65,000	63,697

Citigroup, Inc. sub. notes
5s, 2014	—	—	749,000	496,513	1,292,000	856,468

CNA Financial Corp. unsec.
notes 6 1/2s, 2016	1,415,000	1,012,653	—	—	—	—

CNA Financial Corp. unsec.
notes 6s, 2011	885,000	771,962	165,000	143,925	170,000	148,286

Credit Suisse First Boston USA, Inc.
company guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	490,000	499,060	764,000	778,126	180,000	183,328

Credit Suisse Guernsey Ltd. jr.
sub. FRN 5.86s, 2049 (Guernsey)	—	—	746,000	276,465	1,316,000	487,706

Deutsche Bank AG/London
sr. unsec. notes 5 3/8s, 2012
(United Kingdom)	490,000	496,341	764,000	773,886	180,000	182,329

Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	—	—	444,000	187,174	1,002,000	422,406

Dresdner Funding Trust I 144A
bonds 8.151s, 2031	—	—	685,000	259,410	1,115,000	422,251

Duke Realty LP sr. unsec. notes
6 1/2s, 2018	—	—	411,000	242,069	989,000	582,496

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
E*Trade Financial Corp. sr.
unsec. notes 7 3/8s, 2013	$125,000	$45,625	$10,000	$3,650	$5,000	$1,825

Fleet Capital Trust V bank
guaranty FRN 2.309s, 2028	790,000	259,199	1,297,000	425,545	979,000	321,209

Fund American Cos., Inc.
notes 5 7/8s, 2013	—	—	498,000	378,990	969,000	737,431

GATX Financial Corp.
notes 5.8s, 2016	—	—	120,000	89,937	130,000	97,432

General Electric Capital Corp.
sr. unsec. FRN Ser. MTN,
1.428s, 2016	262,000	169,631	600,000	388,469	—	—

General Electric Capital Corp.
sr. unsec. notes Ser. MTN,
6 7/8s, 2039	1,141,000	914,164	2,446,000	1,959,724	3,149,000	2,522,965

General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	—	—	975,000	473,442	1,450,000	704,094

GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 7 3/4s, 2010	413,000	346,970	152,000	127,698	161,000	135,259

GMAC, LLC 144A company
guaranty sr. unsec. unsub. notes
7s, 2012	44,000	30,392	193,000	133,309	224,000	154,721

GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 7/8s, 2012	234,000	157,147	297,000	199,456	151,000	101,407

GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 7/8s, 2011	300,000	213,186	383,000	272,167	186,000	132,175

GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2014	6,000	3,487	—	—	—	—

GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 5/8s, 2012	129,000	86,537	91,000	61,046	44,000	29,517

GMAC, LLC 144A company
guaranty sr. unsec. unsub.
notes FRN 3.461s, 2014	226,000	113,000	107,000	53,500	29,000	14,500

Goldman Sachs Group, Inc.
(The) sr. notes 7 1/2s, 2019	335,000	341,455	970,000	988,690	1,540,000	1,569,672

Goldman Sachs Group, Inc.
(The) sr. notes 5.45s, 2012	—	—	685,000	668,143	1,188,000	1,158,766

Goldman Sachs Group, Inc.
(The) sub. notes 6 3/4s, 2037	736,000	510,501	1,148,000	796,270	270,000	187,276

Health Care Property Investors,
Inc. sr. unsec. notes 6s, 2017	—	—	214,000	144,004	748,000	503,342

Health Care REIT, Inc. sr. notes
6s, 2013 R	—	—	85,000	70,326	90,000	74,463

Highwood Properties, Inc. sr.
unsec. bonds 5.85s, 2017 R	—	—	340,000	210,248	290,000	179,329

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
HSBC Bank USA NA sub. notes
7s, 2039	$—	$—	$250,000	$232,025	$—	$—

HSBC Finance Capital Trust IX
FRN 5.911s, 2035	—	—	1,000,000	200,190	2,000,000	400,380

HSBC Finance Corp. notes
5s, 2015	760,000	563,155	1,185,000	878,078	280,000	207,478

HSBC Holdings PLC sub. notes
6 1/2s, 2037 (United Kingdom)	—	—	300,000	245,504	1,000,000	818,348

HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	70,000	33,250	70,000	33,250	30,000	14,250

HUB International Holdings, Inc.
144A sr. unsec. unsub. notes
9s, 2014	50,000	31,625	50,000	31,625	25,000	15,813

ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	—	—	915,000	99,506	1,770,000	192,488

International Lease Finance Corp.
sr. unsec. 6 3/8s, 2013	1,840,000	975,200	—	—	—	—

International Lease Finance Corp.
sr. unsec. Ser. MTN, 5 5/8s, 2013	625,000	337,500	—	—	—	—

JPMorgan Chase & Co. sr. notes
6s, 2018	1,079,000	1,089,880	1,682,000	1,698,960	396,000	399,993

JPMorgan Chase Bank NA
sub. notes 6s, 2017	—	—	330,000	309,334	280,000	262,465

JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	—	—	674,000	456,804	1,460,000	989,515

JPMorgan Chase Capital XXV
bonds 6.8s, 2037	—	—	330,000	218,549	285,000	188,747

Lehman Brothers E-Capital
Trust I FRN 3.589s, 2065
(In default) †	1,375,000	138	1,845,000	185	—	—

Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	115,000	90,994	95,000	75,169	45,000	35,606

Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	195,000	133,575	185,000	126,725	85,000	58,225

Liberty Mutual Group 144A
company guaranty FRB
10 3/4s, 2058	1,145,000	528,154	1,350,000	622,715	1,363,000	628,711

Liberty Mutual Insurance 144A
notes 7.697s, 2097	—	—	690,000	402,904	1,410,000	823,326

Marsh & McLennan Cos., Inc.
sr. unsec. notes 6 1/4s, 2012	35,000	33,366	720,000	686,385	815,000	776,949

Marsh & McLennan Cos., Inc.
sr. unsec. notes 5 3/8s, 2014	—	—	380,000	335,073	345,000	304,211

Merrill Lynch & Co., Inc. jr.
sub. bonds 7 3/4s, 2038	—	—	300,000	178,087	1,200,000	712,349

Merrill Lynch & Co., Inc. notes
FRN Ser. MTN, 1.359s, 2011	—	—	380,000	317,498	280,000	233,946

Merrill Lynch & Co., Inc. sr. unsec.
notes 6 7/8s, 2018	711,000	556,068	1,110,000	868,123	261,000	204,126

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
Merrill Lynch & Co., Inc. sr. unsec.
notes Ser. MTNC, 4 1/4s, 2010	$5,000	$4,719	$240,000	$226,488	$580,000	$547,346

MetLife Capital Trust IV jr.
sub. debs. 7 7/8s, 2067	—	—	300,000	159,000	1,200,000	636,000

MetLife, Inc. sr. unsec. notes
Ser. A, 6.817s, 2018	395,000	339,125	875,000	751,227	230,000	197,465

Monumental Global Funding,
Ltd. 144A notes 5 1/2s, 2013	—	—	255,000	231,826	904,000	821,847

Morgan Stanley sr. unsec. notes
FRN Ser. MTN, 0.646s, 2010	—	—	625,000	596,975	1,855,000	1,771,822

Morgan Stanley sr. unsec.
unsub. notes 6 3/4s, 2011	687,000	687,529	1,068,000	1,068,822	252,000	252,194

Nationwide Financial Services, Inc.
notes 5 5/8s, 2015	—	—	125,000	104,948	425,000	356,824

Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 R	—	—	145,000	132,333	150,000	136,896

Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 R	—	—	723,000	601,122	1,139,000	946,996

Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	—	—	210,000	124,086	—	—

Nuveen Investments, Inc. sr. unsec.
notes 5 1/2s, 2015	—	—	110,000	21,450	110,000	21,450

OneAmerica Financial Partners, Inc.
144A bonds 7s, 2033	—	—	520,000	436,871	1,129,000	948,514

Prudential Financial, Inc. jr. unsec.
sub. notes FRN 8 7/8s, 2038	1,120,000	470,730	225,000	94,566	—	—

Prudential Holdings LLC 144A
bonds 8.695s, 2023	—	—	740,000	636,792	1,335,000	1,148,808

Rouse Co. (The) notes 7.2s,
2012 (In default) † R	—	—	150,000	41,250	170,000	46,750

Royal Bank of Scotland Group
PLC jr. sub. notes FRN Ser.
MTN, 7.64s, 2049
(United Kingdom)	—	—	400,000	86,000	300,000	64,500

Russian Agricultural Bank 144A
notes 7 3/4s, 2018 (Russia)	—	—	110,000	78,463	100,000	71,330

Russian Agricultural Bank 144A
notes 7 1/8s, 2014 (Russia)	120,000	93,120	110,000	85,360	100,000	77,600

Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 R	—	—	307,000	244,008	927,000	736,792

Simon Property Group LP
unsub. bonds 5 3/4s, 2015 R	—	—	83,000	64,081	83,000	64,081

SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	650,000	487,500	1,128,000	846,000	1,206,000	904,500

Sovereign Bancorp, Inc. sr. notes
4.8s, 2010	—	—	155,000	145,847	155,000	145,847

State Street Capital Trust IV
company guaranty jr. unsec.
sub. bonds FRB 2.32s, 2037	—	—	475,000	177,906	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Financials cont.
Stowe CDO 08-1 144A notes
FRN 3.078s, 2010 F	$4,200,000	$3,570,000	$—	$—	$—	$—

USI Holdings Corp. 144A
company guaranty sr. unsec.
notes FRN 5.113s, 2014	45,000	21,150	45,000	21,150	20,000	9,400

VTB Capital SA 144A notes
6 7/8s, 2018 (Russia)	876,000	657,000	800,000	600,000	687,000	515,250

Wachovia Bank NA sub. notes
Ser. BKNT, 6s, 2017	—	—	1,115,000	972,813	1,755,000	1,531,199

Wachovia Corp. sr. unsec. notes
FRN Ser. MTNE, 1.411s, 2012	140,000	120,522	470,000	404,610	510,000	439,045

Wells Fargo & Co. sr. notes
4 3/8s, 2013	—	—	985,000	918,070	1,560,000	1,454,000

Wells Fargo & Co. sr. unsec.
unsub. notes 5 1/4s, 2012	660,000	641,330	1,025,000	996,005	245,000	238,069

Wells Fargo Capital XV jr. sub.
unsec. company guaranty FRN
9 3/4s, 2049	455,000	336,700	—	—	—	—

Westpac Capital Trust III 144A
sub. notes FRN 5.819s, 2049
(Australia)	—	—	295,000	113,596	230,000	88,566

Willis Group North America, Inc.
company guaranty 6.2s, 2017	—	—	70,000	49,065	40,000	28,037

ZFS Finance USA Trust I 144A
bonds FRB 6 1/2s, 2037	—	—	1,240,000	496,000	1,630,000	652,000

		22,279,524		36,484,229		42,159,887
Health care		0.9%		1.1%		1.3%
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	344,000	368,923	538,000	576,979	126,000	135,129

Aetna, Inc. sr. unsec.
unsub. notes 6 3/4s, 2037	—	—	1,881,000	1,573,844	2,199,000	1,839,916

AmerisourceBergen Corp.
company guaranty sr. unsec. notes
5 5/8s, 2012	195,000	192,389	—	—	—	—

AstraZeneca PLC sr. unsec.
unsub. notes 6.45s, 2037
(United Kingdom)	270,000	277,636	422,000	433,934	99,000	101,800

AstraZeneca PLC sr. unsub. notes
5.9s, 2017 (United Kingdom)	—	—	982,000	1,039,778	1,709,000	1,809,552

Cardinal Health, Inc. sr. unsec.
unsub. notes 5 1/2s, 2013	4,045,000	3,905,412	—	—	—	—

Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	675,000	637,875	605,000	571,725	285,000	269,325

DaVita, Inc. company guaranty
6 5/8s, 2013	190,000	184,300	235,000	227,950	125,000	121,250

Elan Finance PLC/Elan Finance Corp.
company guaranty 7 3/4s, 2011
(Ireland)	320,000	271,600	355,000	301,306	170,000	144,288

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health care cont.
GlaxoSmith Kline Capital Inc,
company guaranty sr. notes
5.65s, 2018	$344,000	$352,844	$870,000	$892,366	$1,290,000	$1,323,163

HCA, Inc. company guaranty
sr. sec. notes 9 5/8s, 2016 ‡‡	146,000	116,435	158,000	126,005	76,000	60,610

HCA, Inc. sr. sec. notes
9 1/4s, 2016	530,000	482,300	370,000	336,700	185,000	168,350

HCA, Inc. sr. sec. notes
9 1/8s, 2014	219,000	205,860	167,000	156,980	79,000	74,260

HCA, Inc. sr. unsec. notes
7 7/8s, 2011	416,000	402,480	590,000	570,825	275,000	266,063

HCA, Inc. sr. unsec. notes
6 1/4s, 2013	50,000	37,500	48,000	36,000	—	—

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	115,000	94,013	100,000	81,750	50,000	40,875

Healthsouth Corp. company
guaranty 10 3/4s, 2016	150,000	147,000	145,000	142,100	65,000	63,700

Hospira, Inc. sr. notes
6.05s, 2017	—	—	190,000	169,573	125,000	111,561

Hospira, Inc. sr. notes
5.55s, 2012	150,000	151,895	607,000	614,668	230,000	232,906

IASIS Healthcare/IASIS Capital
Corp. sr. sub. notes 8 3/4s, 2014	135,000	126,900	120,000	112,800	55,000	51,700

Novartis Securities Investment, Ltd.
company guaranty sr. unsec.
notes 5 1/8s, 2019	165,000	167,464	375,000	380,600	450,000	456,721

Omnicare, Inc. company guaranty
6 3/4s, 2013	60,000	54,450	85,000	77,138	40,000	36,300

Omnicare, Inc. sr. sub. notes
6 7/8s, 2015	35,000	31,325	45,000	40,275	25,000	22,375

Omnicare, Inc. sr. sub. notes
6 1/8s, 2013	170,000	152,788	240,000	215,700	110,000	98,863

Pfizer, Inc. sr. unsec. notes
7.2s, 2039	80,000	85,793	190,000	203,759	239,000	256,307

Pfizer, Inc. sr. unsec. notes
6.2s, 2019	25,000	26,761	60,000	64,225	76,000	81,352

Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	305,000	275,263	270,000	243,675	185,000	166,963

Roche Holdings, Inc. 144A
company guaranty sr. unsec.
notes 7s, 2039	—	—	190,000	199,528	225,000	236,283

Select Medical Corp. company
guaranty 7 5/8s, 2015	1,001,000	648,148	1,282,000	830,095	130,000	84,175

Service Corporation International
sr. unsec. unsub. notes
6 3/4s, 2016	255,000	221,850	360,000	313,200	170,000	147,900

Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	205,000	173,225	270,000	228,150	125,000	105,625

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health care cont.
Sun Healthcare Group, Inc.
company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	$200,000	$187,000	$195,000	$182,325	$90,000	$84,150

Surgical Care Affiliates, Inc. 144A
sr. sub. notes 10s, 2017	80,000	40,800	75,000	38,250	35,000	17,850

Surgical Care Affiliates, Inc. 144A
sr. unsec. notes 8 7/8s, 2015 ‡‡	80,000	46,400	75,000	43,500	35,000	20,300

Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	20,000	15,400	25,000	19,250	15,000	11,550

Tenet Healthcare Corp. sr. unsec.
notes 7 3/8s, 2013	190,000	151,050	260,000	206,700	100,000	79,500

Tenet Healthcare Corp. 144A
company guaranty sr. sec. notes
10s, 2018	339,000	327,983	271,000	262,193	197,000	190,598

Tenet Healthcare Corp. 144A
company guaranty sr. sec. notes
9s, 2015	339,000	327,135	271,000	261,515	197,000	190,105

UnitedHealth Group, Inc. sr. unsec.
notes 5 1/2s, 2012	—	—	280,000	279,576	245,000	244,629

US Oncology Holdings, Inc. sr.
unsec. notes FRN 6.904s, 2012 ‡‡	123,000	73,800	123,000	73,800	55,000	33,000

US Oncology, Inc. company
guaranty 9s, 2012	175,000	169,750	215,000	208,550	105,000	101,850

Vanguard Health Holding Co. II,
LLC sr. sub. notes 9s, 2014	250,000	220,625	255,000	225,038	120,000	105,900

Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 R	585,000	583,538	605,000	603,488	360,000	359,100

Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 R	—	—	145,000	123,975	140,000	119,700

WellPoint, Inc. notes 7s, 2019	95,000	94,777	220,000	219,484	260,000	259,391

		12,030,687		13,509,272		10,324,935
Technology		0.9%		0.7%		0.9%
Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	70,000	42,875	70,000	42,875	35,000	21,438

Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	208,000	110,500	280,000	148,750	130,000	69,063

Arrow Electronics, Inc. unsecd.
notes 9.15s, 2010	1,405,000	1,407,272	—	—	—	—

Celestica, Inc. sr. sub. notes
7 7/8s, 2011 (Canada)	23,000	22,425	33,000	32,175	16,000	15,600

Celestica, Inc. sr. sub. notes
7 5/8s, 2013 (Canada)	175,000	153,125	145,000	126,875	65,000	56,875

Ceridian Corp. sr. unsec.
notes 11 1/4s, 2015	250,000	105,000	225,000	94,500	110,000	46,200

Cisco Systems, Inc. sr. unsec.
notes 5 1/4s, 2011	319,000	337,278	497,000	525,478	117,000	123,704

Cisco Systems, Inc. sr. unsec.
notes 4.95s, 2019	—	—	—	—	385,000	378,176

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology cont.
Compucom Systems, Inc.
sr. sub. notes 12 1/2s, 2015	$215,000	$124,700	$195,000	$113,100	$90,000	$52,200

Computer Sciences Corp. sr.
unsec. unsub. notes 5s, 2013	750,000	717,405	—	—	—	—

Computer Sciences Corp. 144A
sr. unsec. notes 6 1/2s, 2018	1,190,000	1,128,175	2,870,000	2,720,892	2,625,000	2,488,621

Expedia, Inc. sr. unsec. notes
company guaranty 7.456s, 2018	1,100,000	926,750	—	—	—	—

Fiserv, Inc. sr. unsec. unsub. notes
company guaranty 6.8s, 2017	—	—	280,000	261,948	250,000	233,882

Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2014	460,000	96,600	340,000	71,400	160,000	33,600

Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 10 1/8s, 2016	9,000	1,620	9,000	1,620	5,000	900

Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	95,000	101,171	235,000	250,264	425,000	452,605

Hewlett-Packard Co. sr. unsec.
notes 4 1/4s, 2012	100,000	102,728	320,000	328,731	270,000	277,367

IBM Corp. sr. unsec. notes
5.7s, 2017	—	—	415,000	429,572	435,000	450,274

Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	60,000	59,550	70,000	69,475	35,000	34,738

Iron Mountain, Inc. company
guaranty 8 5/8s, 2013	5,000	5,025	—	—	90,000	90,450

Iron Mountain, Inc. company
guaranty 6 5/8s, 2016	245,000	226,625	90,000	83,250	40,000	37,000

Iron Mountain, Inc. company
guaranty sr. unsec. sub. notes 8s,
2020	470,000	438,275	625,000	582,813	—	—

Lexmark International Inc, sr.
unsec. notes 5.9s, 2013	2,455,000	2,083,097	—	—	—	—

Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	215,000	81,700	185,000	70,300	90,000	34,200

Motorola, Inc. sr. notes 8s, 2011	1,790,000	1,641,931	—	—	—	—

NXP BV/NXP Funding, LLC
company guaranty 9 1/2s, 2015
(Netherlands)	205,000	22,550	90,000	9,900	—	—

Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015	65,000	9,831	70,000	10,588	35,000	5,294

Oracle Corp. sr. unsec. notes
5s, 2011	319,000	334,437	497,000	521,050	117,000	122,662

Sanmina Corp. sr. unsec.
sub. notes 8 1/8s, 2016	180,000	63,000	238,000	83,300	—	—

Seagate Technology Hdd
Holdings company
guaranty 6.8s, 2016	95,000	55,383	105,000	61,213	50,000	29,149

SunGard Data Systems, Inc.
company guaranty 10 1/4s, 2015	90,000	63,000	100,000	70,000	56,000	39,200

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Technology cont.
SunGard Data Systems, Inc.
company guaranty 9 1/8s, 2013	$590,000	$513,300	$491,000	$427,170	$221,000	$192,270

Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013	42,000	35,280	54,000	45,360	26,000	21,840

Travelport LLC company guaranty
9 7/8s, 2014	330,000	130,350	295,000	116,525	140,000	55,300

Tyco Electronics Group SA
company guaranty 6.55s, 2017
(Luxembourg)	940,000	711,313	—	—	—	—

Tyco Electronics Group SA sr.
unsec. notes company guaranty
6s, 2012 (Luxembourg)	—	—	526,000	447,603	916,000	779,477

Unisys Corp. sr. unsec.
unsub. notes 12 1/2s, 2016	219,000	57,214	290,000	75,763	254,000	66,358

Xerox Corp. sr. notes
6.4s, 2016	—	—	335,000	255,425	285,000	217,302

Xerox Corp. sr. unsec. notes
FRN 2.059s, 2009	265,000	257,748	600,000	583,580	715,000	695,433

		12,167,233		8,661,495		7,121,178
Transportation		0.2%		0.2%		0.3%
American Airlines, Inc.
pass-through certificates
Ser. 01-1, 6.817s, 2011	—	—	110,000	77,000	70,000	49,000

Burlington Northern Santa Fe
Corp. sr. unsec. notes 7s, 2014	170,000	180,680	385,000	409,187	440,000	467,642

Canadian National Railway Co.
sr. unsec. unsub. notes 5.55s,
2019 (Canada)	145,000	147,970	335,000	341,861	400,000	408,193

Continental Airlines, Inc.
pass-through certificates
Ser. 97-4A, 6.9s, 2018	—	—	54,238	43,119	45,199	35,933

Continental Airlines, Inc.
pass-through certificates
Ser. 98-1A, 6.648s, 2017	—	—	256,975	200,441	181,235	141,363

Northwest Airlines Corp.
pass-through certificates
Ser. 00-1, 7.15s, 2019	—	—	513,558	359,491	443,754	310,628

Ryder System, Inc. sr. unsec.
unsub. notes Ser. MTN,
6s, 2013	1,645,000	1,474,682	—	—	—	—

Southwest Airlines Co.
pass-through certificates
6.15s, 2022	—	—	61,802	55,829	123,605	111,657

Southwest Airlines Co. sr. unsec.
unsub. notes 6 1/2s, 2012	590,000	569,761	—	—	—	—

Union Pacific Corp. sr. unsec.
bonds 5.7s, 2018	—	—	30,000	28,573	—	—

Union Pacific Corp. sr. unsec.
notes 6 1/8s, 2020	185,000	181,315	415,000	406,734	495,000	485,140

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Transportation cont.
Union Pacific Corp.
sr. unsub. notes 5 3/4s, 2017	$—	$—	$290,000	$276,860	$355,000	$338,914

Union Pacific Corp. 144A
pass-through certificates
5.214s, 2014	—	—	115,000	114,641	100,000	99,688

United AirLines, Inc.
pass-through certificates
6.636s, 2022	—	—	153,620	102,925	125,689	84,212

		2,554,408		2,416,661		2,532,370
Utilities and power		1.1%		2.1%		3.0%
AEP Texas North Co. sr. notes
Ser. B, 5 1/2s, 2013	180,000	175,806	577,000	563,555	190,000	185,573

AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	120,000	102,900	105,000	90,038	50,000	42,875

AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	258,000	252,840	331,000	324,380	133,000	130,340

American Water Capital Corp.
sr. unsec. bonds 6.085s, 2017	214,000	199,749	484,000	451,769	—	—

Appalachian Power Co. sr. notes
5.8s, 2035	—	—	145,000	109,860	120,000	90,918

Atmos Energy Corp. sr. unsec.
sub. notes 8 1/2s, 2019	20,000	20,497	45,000	46,119	55,000	56,368

Atmos Energy Corp.
sr. unsub. notes 6.35s, 2017	—	—	320,000	287,116	275,000	246,740

Beaver Valley II Funding debs.
9s, 2017	—	—	533,000	528,320	1,176,000	1,165,675

Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	—	—	604,000	511,499	1,168,000	989,124

Bruce Mansfield Unit
pass-through certificates
6.85s, 2034	—	—	1,151,000	855,455	1,739,000	1,292,472

CMS Energy Corp. sr. notes
8 1/2s, 2011	170,000	170,903	150,000	150,797	70,000	70,372

CMS Energy Corp. unsub. notes
6.55s, 2017	—	—	20,000	17,350	15,000	13,013

Colorado Interstate Gas Co.
debs. 6.85s, 2037 (Canada)	30,000	23,501	50,000	39,169	25,000	19,584

Commonwealth Edison Co. 1st mtge.
6.15s, 2017	—	—	130,000	124,381	110,000	105,246

Commonwealth Edison Co.
1st mtge. 5.9s, 2036	—	—	593,000	485,607	448,000	366,866

Consolidated Edison Co. of
New York sr. unsec. notes
7 1/8s, 2018	175,000	186,209	400,000	425,622	455,000	484,145

Consolidated Natural Gas Co.
sr. notes 5s, 2014	—	—	180,000	173,726	315,000	304,020

Consumers Energy Co. 1st mtge.
sec. bond 6 1/8s, 2019	174,000	173,916	395,000	394,810	—	—

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Dominion Resources, Inc. jr.
sub. notes FRN 6.3s, 2066	$—	$—	$823,000	$464,995	$1,448,000	$818,120

Dominion Resources, Inc.
sr. unsec. notes 6.4s, 2018	3,975,000	3,964,697	—	—	—	—

Dominion Resources, Inc.
sr. unsec. unsub. notes
Ser. 07-A, 6s, 2017	1,320,000	1,299,267	455,000	447,853	290,000	285,445

Dominion Resources, Inc.
unsub. notes 5.7s, 2012	343,000	349,674	535,000	545,411	126,000	128,452

Duke Energy Corp. sr. unsec.
notes 6 1/4s, 2018	—	—	304,000	299,154	1,062,000	1,045,073

Dynegy Holdings, Inc. sr. unsec.
notes 8 3/8s, 2016	255,000	172,763	250,000	169,375	115,000	77,913

Dynegy-Roseton Danskamme
company guaranty Ser. B,
7.67s, 2016	145,000	110,200	195,000	148,200	90,000	68,400

Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	70,000	53,200	80,000	60,800	40,000	30,400

Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	30,000	23,700	35,000	27,650	20,000	15,800

Edison Mission Energy sr. unsec.
notes 7.2s, 2019	215,000	149,425	205,000	142,475	95,000	66,025

Edison Mission Energy sr. unsec.
notes 7s, 2017	10,000	7,300	5,000	3,650	5,000	3,650

El Paso Corp. sr. notes Ser. MTN,
7 3/4s, 2032	225,000	167,633	215,000	160,183	95,000	70,779

El Paso Natural Gas Co. sr. unsec.
notes 5.95s, 2017	—	—	40,000	35,129	35,000	30,738

Electricite de France 144A
notes 6 1/2s, 2019 (France)	165,000	169,973	375,000	386,303	450,000	463,564

Entergy Gulf States, Inc. 1st mtge.
5 1/4s, 2015	—	—	215,000	194,284	225,000	203,321

Enterprise Products Operating LP
company guaranty FRB
8 3/8s, 2066	—	—	200,000	134,000	225,000	150,750

Enterprise Products Operating LP
company guaranty FRB
7.034s, 2068	—	—	270,000	168,750	125,000	78,125

Ferrellgas LP/Finance sr. notes
6 3/4s, 2014	215,000	180,600	300,000	252,000	140,000	117,600

FirstEnergy Corp. notes Ser. B,
6.45s, 2011	240,000	240,217	2,970,000	2,972,691	2,482,000	2,484,249

Florida Power Corp. 1st mtge.
sec. bond 6.4s, 2038	—	—	328,000	342,683	1,146,000	1,197,302

Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	—	—	115,000	117,869	110,000	112,745

Indiantown Cogeneration LP
1st mtge. Ser. A-10, 9.77s, 2020	—	—	215,000	198,606	225,000	207,844

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	$105,000	$92,925	$230,000	$203,550	$200,000	$177,000

ITC Holdings Corp. 144A notes
5 7/8s, 2016	—	—	458,000	431,246	988,000	930,286

ITC Holdings Corp. 144A
sr. unsec. notes 6.05s, 2018	—	—	305,000	285,100	225,000	210,320

Kansas Gas & Electric bonds
5.647s, 2021	—	—	79,549	73,720	74,870	69,384

Kinder Morgan, Inc. notes
6s, 2017	—	—	175,000	164,861	150,000	141,309

Kinder Morgan, Inc. sr. notes
6 1/2s, 2012	—	—	122,000	113,460	126,000	117,180

MidAmerican Energy Holdings
Co. bonds 6 1/8s, 2036	442,000	391,974	1,512,000	1,340,869	1,729,000	1,533,308

MidAmerican Funding, LLC
sr. sec. bond 6.927s, 2029	470,000	451,143	850,000	815,896	970,000	931,082

Mirant Americas Generation, Inc.
sr. unsec. notes 8.3s, 2011	215,000	209,088	215,000	209,088	100,000	97,250

Mirant North America, LLC
company guaranty 7 3/8s, 2013	375,000	339,375	410,000	371,050	205,000	185,525

National Fuel Gas Co. notes
5 1/4s, 2013	238,000	227,974	687,000	658,059	100,000	95,787

Nevada Power Co. mtge. sec.
notes 7 1/8s, 2019	115,000	112,540	265,000	259,331	315,000	308,261

NiSource Finance Corp.
company guaranty sr. unsec.
notes 10 3/4s, 2016	65,000	65,803	60,000	60,741	40,000	40,494

NiSource Finance Corp.
company guaranty sr. unsec.
unsub. notes 6.8s, 2019	180,000	144,652	160,000	128,580	105,000	84,380

NiSource Finance Corp. company
guaranty sr. unsec. unsub. notes
5.4s, 2014	90,000	72,037	80,000	64,033	55,000	44,023

Northwestern Corp. sec. notes
5 7/8s, 2014	—	—	463,000	467,284	979,000	988,058

NRG Energy, Inc. company
guaranty 7 3/8s, 2017	100,000	92,250	110,000	101,475	55,000	50,738

NRG Energy, Inc. sr. notes
7 3/8s, 2016	945,000	878,850	894,000	831,420	377,000	350,610

Oncor Electric Delivery Co.
debs. 7s, 2022	—	—	63,000	58,749	56,000	52,221

Pacific Gas & Electric Co.
1st mtge. 6.05s, 2034	417,000	408,053	650,000	636,054	153,000	149,717

Pacific Gas & Electric Co.
sr. notes 8 1/4s, 2018	—	—	—	—	490,000	583,662

Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	—	—	260,000	249,175	225,000	215,632

CORPORATE BONDS
AND NOTES* cont.	Growth 13.0%		Balanced 15.2%		Conservative 19.8%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Utilities and power cont.
Potomac Edison Co. 144A
1st mtge. 5.8s, 2016	$—	$—	$456,000	$414,766	$985,000	$895,930

Power Receivable Finance, LLC
144A sr. notes 6.29s, 2012	—	—	135,466	132,576	117,098	114,600

PSEG Energy Holdings, Inc.
sr. notes 8 1/2s, 2011	175,000	172,204	225,000	221,405	110,000	108,242

Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	—	—	215,000	216,691	205,000	206,612

Puget Sound Energy, Inc. jr. sub.
FRN Ser. A, 6.974s, 2067	—	—	629,000	327,080	1,107,000	575,640

Sierra Pacific Resources sr. unsec.
notes 8 5/8s, 2014	90,000	84,825	125,000	117,813	60,000	56,550

Southern Natural Gas. Co. 144A
notes 5.9s, 2017	—	—	155,000	135,372	130,000	113,538

Spectra Energy Capital, LLC
sr. notes 8s, 2019	—	—	250,000	239,251	215,000	205,756

Spectra Energy Capital, LLC sr.
unsec. unsub. notes
5.668s, 2014	1,645,000	1,584,938	—	—	—	—

Taqa Abu Dhabi National Energy
sr. unsec. notes 7 1/4s, 2018
(United Arab Emirates)	440,000	418,440	690,000	656,190	445,000	423,195

Teco Finance, Inc. company
guaranty sr. unsec. unsub. notes
7.2s, 2011	270,000	256,056	610,000	578,498	430,000	407,794

Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	10,000	8,370	10,000	8,370	5,000	4,185

Tennessee Gas Pipeline Co. sr.
unsec. unsub. debs. 7 1/2s, 2017	25,000	24,079	30,000	28,894	15,000	14,447

TEPPCO Partners LP company
guaranty FRB 7s, 2067	—	—	205,000	117,279	175,000	100,117

Texas Competitive Electric
Holdings Co., LLC company
guaranty sr. unsec. notes Ser. A,
10 1/4s, 2015 (United Kingdom)	735,000	367,500	655,000	327,500	310,000	155,000

TransAlta Corp. notes 5 3/4s,
2013 (Canada)	—	—	140,000	129,498	150,000	138,748

TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	—	—	180,000	102,600	155,000	88,350

TXU Corp. sr. notes Ser. P,
5.55s, 2014	525,000	195,346	554,000	206,136	237,000	88,185

Union Electric Co. sr. sec. notes
6.4s, 2017	140,000	134,504	320,000	307,439	365,000	350,672

West Penn Power Co. 1st mtge.
5.95s, 2017	—	—	75,000	69,230	45,000	41,538

		14,927,896		24,711,963		24,664,952
Total corporate bonds and notes
(cost $210,040,872, $219,552,761
and $186,599,451)		$174,850,196		$181,097,764	$162,564,593

MORTGAGE-BACKED
SECURITIES	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7,
7.744s, 2029	$—	$—	$369,797	$405,614	$412,041	$451,949
Ser. 96-D3, Class A1C,
7.4s, 2026	22,763	22,764	139,318	139,327	99,552	99,558
FRB Ser. 97-D5, Class A5,
6.542s, 2043	150,000	97,238	234,000	151,691	247,000	160,118

Banc of America Alternative
Loan Trust Ser. 06-7, Class A2,
5.707s, 2036	2,852,000	1,159,338	—	—	—	—

Banc of America Commercial
Mortgage, Inc.
Ser. 01-1, Class G,
7.324s, 2036	—	—	200,000	149,464	200,000	149,464
Ser. 08-1, Class A3,
6.128s, 2014	5,700,000	4,118,318	—	—	—	—
FRB Ser. 07-3, Class A3,
5.837s, 2049	167,000	107,294	748,000	480,573	—	—
Ser. 07-2, Class A2,
5.634s, 2049	960,000	774,931	479,000	386,658	434,000	350,333
Ser. 07-5, Class A3,
5.62s, 2051	578,000	337,212	—	—	—	—
Ser. 06-4, Class A2,
5.522s, 2046	620,000	550,406	3,157,000	2,802,634	2,319,000	2,058,698
Ser. 04-3, Class A5,
5.322s, 2039	230,000	198,397	920,000	793,590	930,000	802,216
Ser. 05-6, Class A2,
5.165s, 2047	1,742,000	1,575,393	304,000	274,925	371,000	335,517
Ser. 07-5, Class XW,
Interest Only (IO),
0.44s, 2051	4,496,090	74,715	20,617,044	342,610	18,408,858	305,914
Ser. 07-1, Class XW, IO,
0.288s, 2049	1,811,017	21,017	9,846,604	114,270	5,039,266	58,481
Ser. 06-1, Class XC, IO,
0.066s, 2045	1,744,047	7,307	11,486,620	48,128	12,612,759	52,846

Banc of America Commercial
Mortgage, Inc. 144A
Ser. 01-PB1, Class K,
6.15s, 2035	—	—	133,000	88,771	133,000	88,771
Ser. 04-4, Class XC, IO,
0.266s, 2042	3,978,176	44,916	11,291,777	127,492	8,900,639	100,494
Ser. 04-5, Class XC, IO,
0.193s, 2041	5,759,344	50,225	13,979,801	121,912	14,463,467	126,130
Ser. 02-PB2, Class XC, IO,
0.18s, 2035	2,459,783	41,226	3,661,575	61,368	2,176,627	36,480
Ser. 05-1, Class XW, IO,
0.101s, 2042	18,832,412	31,058	—	—	23,635,042	38,978
Ser. 06-5, Class XC, IO,
0.101s, 2016	3,283,572	28,357	35,192,754	303,925	29,960,862	258,742
Ser. 06-4, Class XC, IO,
0.1s, 2046	4,101,654	28,395	18,971,269	131,332	15,860,525	109,798
Ser. 05-4, Class XC, IO,
0.082s, 2045	6,172,129	27,784	17,566,604	79,076	17,633,682	79,378

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Banc of America Funding
Corp. FRB Ser. 06-D,
Class 6A1, 5.948s, 2036	$3,904,331	$1,835,035	$1,754,109	$824,431	$1,538,253	$722,979

Banc of America Large Loan
FRB Ser. 04-BBA4, Class H,
1.506s, 2018	25,000	24,075	70,000	67,411	73,000	70,300
FRB Ser. 04-BBA4, Class G,
1.256s, 2018	—	—	94,000	93,217	98,000	97,184

Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K,
2.556s, 2022	190,000	97,740	186,000	95,683	187,000	96,197
FRB Ser. 05-MIB1, Class J,
1.606s, 2022	100,000	35,000	409,000	143,150	343,000	120,050

Banc of America Mortgage
Securities Ser. 05-E, Class 2,
IO, 0.3s, 2035	1,776,352	4,788	5,936,341	16,000	5,715,866	15,406

Banc of America Structured
Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	—	—	156,165	155,485	160,211	159,513

Bayview Commercial Asset
Trust 144A
Ser. 07-1, Class S, IO,
2.477s, 2037	1,132,361	67,715	7,059,321	422,147	3,268,137	195,435
Ser. 06-4A, IO,
2.331s, 2036	328,158	24,615	953,869	71,549	1,128,999	84,685
Ser. 05-1A, IO, 2.15s, 2035	327,452	11,297	911,384	31,443	870,759	30,041
Ser. 04-3, IO, 2.15s, 2035	238,730	7,292	608,278	18,579	598,595	18,283
Ser. 06-2A, IO, 1.798s, 2036	124,460	7,551	596,825	36,209	567,712	34,443
Ser. 05-3A, IO, 1.6s, 2035	1,014,086	52,253	3,267,145	168,346	2,951,105	152,062
Ser. 07-5A, IO, 1.55s, 2037	—	—	3,532,843	262,844	2,979,031	221,640
Ser. 07-2A, IO, 1.3s, 2037	1,876,524	143,929	5,169,632	396,511	4,418,456	338,896
FRB Ser. 05-1A, Class A1,
0.822s, 2035	27,468	17,305	210,589	132,671	155,653	98,061

Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2,
6 1/4s, 2036	2,109,107	886,175	2,804,353	1,178,294	—	—
FRB Ser. 06-6, Class 2A1,
5.891s, 2036	1,045,755	476,489	1,398,975	637,431	—	—
FRB Ser. 05-7, Class 23A1,
5.649s, 2035	2,692,478	1,168,217	1,150,509	499,185	—	—
Ser. 04-9, Class 1A1,
4.977s, 2034	13,492	8,033	25,881	15,410	23,611	14,058

Bear Stearns Asset Backed
Securities, Inc. FRB Ser. 06-2,
Class A1, 0.652s, 2036	88,034	81,790	—	—	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bear Stearns Commercial
Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F,
8.186s, 2032	$—	$—	$189,000	$106,500	$124,000	$69,873
Ser. 07-PW17, Class A3,
5.736s, 2050	1,999,000	1,308,286	—	—	7,002,000	4,582,599
Ser. 07-PW18, Class A2,
5.613s, 2050	656,000	498,122	—	—	—	—
Ser. 05-PWR9, Class A2,
4.735s, 2042 (F)	—	—	626,000	571,160	860,000	784,660
Ser. 04-PR3I, Class X1,
IO, 0.274s, 2041	435,946	5,268	2,920,606	35,293	4,745,497	57,345
Ser. 05-PWR9, Class X1,
IO, 0.108s, 2042	—	—	8,708,481	45,197	13,117,167	68,078

Bear Stearns Commercial
Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW,
IO, 0.689s, 2038	3,168,084	83,859	8,694,456	230,142	7,966,626	210,877
Ser. 06-PW14, Class X1,
IO, 0.116s, 2038	3,407,073	32,810	9,349,206	90,033	8,568,048	82,510
Ser. 07-PW18, Class X1,
IO, 0.095s, 2050	1,061,391	6,174	6,617,268	38,495	4,446,693	25,868
Ser. 07-PW15, Class X1,
IO, 0.065s, 2044	6,152,250	40,912	29,191,220	194,122	19,847,373	131,985
Ser. 05-PW10, Class X1,
IO, 0.059s, 2040	11,259,448	27,135	—	—	—	—

Bear Stearns Small Balance
Commercial Trust 144A
Ser. 06-1A, Class AIO, IO,
1s, 2034	—	—	1,608,600	12,567	1,676,400	13,097

Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	8,825	8,922	104,139	105,283	102,374	103,499

Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	—	—	—	—	896,000	761,556
Ser. 98-1, Class H, 6.34s, 2030	91,000	32,874	371,000	134,026	362,000	130,775

Citigroup Commercial
Mortgage Trust
Ser. 08-C7, Class A3,
6.096s, 2014	2,270,000	1,401,815	2,995,000	1,849,531	—	—
Ser. 08-C7, Class A2A,
6.034s, 2049	1,230,000	953,824	1,630,000	1,264,010	—	—

Citigroup Commercial
Mortgage Trust144A Ser. 06-C5,
Class XC, IO, 0.084s, 2049	6,556,370	45,608	36,857,301	256,389	39,880,894	277,421

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.198s, 2036	1,382,650	710,160	1,848,371	949,365	—	—
IFB Ser. 07-6, Class 2A5,
IO, 6.128s, 2037	601,432	46,611	1,519,141	117,733	1,291,186	100,067

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-10, Class 1A5A,
5.834s, 2035	$94,201	$49,870	$963,284	$509,963	$381,667	$202,055
FRB Ser. 06-AR7, Class 2A2A,
5.645s, 2036	3,868,570	1,470,057	—	—	—	—

Citigroup/Deutsche Bank
Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.376s, 2049	3,339,381	43,746	10,012,165	131,159	7,947,349	104,110
Ser. 06-CD2, Class X, IO,
0.086s, 2046	2,471,226	5,830	16,322,341	38,510	17,911,198	42,258
Ser. 07-CD5, Class XS, IO,
0.077s, 2044	—	—	3,219,415	11,263	—	—
Ser. 07-CD4, Class XC, IO,
0.059s, 2049	11,169,139	46,910	33,482,506	140,627	26,576,534	111,621

CNL Funding Ser. 99-1,
Class A2, 7.645s, 2014	112,678	94,545	420,233	352,606	264,147	221,638

Commercial Mortgage Acceptance
Corp. Ser. 97-ML1, IO,
0.465s, 2017	412,363	12,163	1,556,923	45,921	1,011,296	29,828

Commercial Mortgage Acceptance
Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	—	—	415,000	338,765	404,000	329,785
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,060,515	2,607,000	2,018,074	2,247,000	1,739,399

Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B,
6.02s, 2017	166,000	97,186	842,000	492,957	618,000	361,814

Commercial Mortgage
Pass-Through Certificates 144A
Ser. 06-CN2A, Class H,
5.57s, 2019	66,000	23,100	197,000	68,950	218,000	76,300
Ser. 06-CN2A, Class J,
5.57s, 2019	53,000	13,250	158,000	39,500	174,000	43,500
FRB Ser. 01-J2A, Class A2F,
1.056s, 2034	118,000	98,990	326,000	273,481	314,000	263,414
Ser. 03-LB1A, Class X1,
IO, 0.473s, 2038	855,076	26,076	1,817,891	55,438	1,964,964	59,924

Commercial Mortgage
Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO,
0.095s, 2043	5,654,816	27,198	12,595,969	60,583	12,253,779	58,937
Ser. 06-C8, Class XS, IO,
0.085s, 2046	10,513,430	44,708	28,440,417	120,943	25,910,817	110,186
Ser. 05-C6, Class XC, IO,
0.064s, 2044	8,698,224	27,152	25,498,860	79,596	12,806,946	39,977

Countrywide Alternative
Loan Trust
IFB Ser. 04-2CB, Class 1A5,
IO, 7.078s, 2034	161,614	9,293	32,416	1,864	90,019	5,176
Ser. 06-45T1, Class 2A2,
6s, 2037	3,720,952	1,951,174	—	—	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Countrywide Alternative
Loan Trust
Ser. 06-J8, Class A4,
6s, 2037	$3,064,423	$1,606,907	$1,309,477	$686,657	$—	$—
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047	1,327,278	850,339	681,464	436,589	639,644	409,797
Ser. 05-24, Class 1AX, IO,
0.737s, 2035	1,319,539	16,030	1,918,234	23,304	1,838,075	22,330

Countrywide Home Loans
FRB Ser. 05-HYB7,
Class 6A1, 5.675s, 2035	3,819,267	1,756,863	771,124	354,717	—	—
FRB Ser. 06-HYB1,
Class 1A1, 5.316s, 2036	—	—	734,794	340,248	1,618,437	749,421
FRB Ser. 05-HYB4,
Class 2A1, 4.895s, 2035	—	—	1,866,765	952,050	2,340,652	1,193,732

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3,
8s, 2035	97,650	100,728	—	—	182,714	188,474
IFB Ser. 05-R1, Class 1AS, IO,
5.43s, 2035	226,122	15,440	1,616,747	110,394	1,612,287	110,089
IFB Ser. 05-R2, Class 1AS,
IO, 5.086s, 2035	216,363	14,774	1,400,695	95,641	1,290,788	88,137

Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2,
6.218s, 2041	105,000	85,392	—	—	—	—
Ser. 07-3, Class 1A1A,
5.837s, 2037	164,921	79,987	1,671,706	810,778	641,220	310,992
FRB Ser. 07-C4, Class A2,
5.81s, 2039	587,000	445,010	2,631,000	1,994,584	2,064,000	1,564,737
Ser. 07-C2, Class A2,
5.448s, 2049	249,000	199,321	—	—	—	—
Ser. 06-C5, Class AX, IO,
0.12s, 2039	6,718,765	46,239	18,177,847	125,100	16,564,270	113,995

Credit Suisse Mortgage Capital
Certificates 144A
FRB Ser. 06-TFLA, Class K,
1.756s, 2021	50,000	6,500	—	—	484,000	62,920
Ser. 07-C2, Class AX, IO,
0.113s, 2049	17,328,084	86,640	47,642,005	238,210	37,631,798	188,159

Credit Suisse Mortgage Capital
Certificates 144A
Ser. 06-C4, Class AX, IO,
0.112s, 2039	6,314,598	59,120	29,175,368	273,154	24,384,094	228,296
Ser. 07-C1, Class AX, IO,
0.07s, 2040	7,594,759	32,688	36,495,045	157,075	24,770,537	106,612

CRESI Finance Limited
Partnership 144A FRB
Ser. 06-A, Class C,
1.122s, 2017	—	—	155,000	85,250	161,000	88,550

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Criimi Mae Commercial
Mortgage Trust 144A
Ser. 98-C1, Class B, 7s, 2033	$710,239	$633,045	$—	$—	$—	$—

CS First Boston Mortgage
Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	52,000	43,988	303,000	256,314	294,000	248,701
Ser. 04-C2, Class A2,
5.416s, 2036	260,000	209,858	1,050,000	847,504	1,050,000	847,504

CS First Boston Mortgage
Securities Corp. 144A
Ser. 98-C2, Class F,
6 3/4s, 2030	353,000	226,347	—	—	—	—
FRB Ser. 05-TFLA, Class J,
1.506s, 2020	—	—	67,000	50,250	65,500	49,125
FRB Ser. 04-TF2A, Class J,
1.506s, 2016	153,000	91,800	310,000	186,000	349,000	209,400
FRB Ser. 05-TF2A, Class J,
1.456s, 2020 F	43,847	24,112	148,024	81,402	148,683	81,765
FRB Ser. 04-TF2A, Class H,
1.256s, 2019	100,000	70,000	132,000	92,400	128,000	89,600
Ser. 01-CK1, Class AY, IO,
0.781s, 2035	4,395,071	41,098	12,173,664	113,835	11,714,347	109,540
Ser. 04-C4, Class AX, IO,
0.524s, 2039	660,886	10,462	4,427,744	70,095	3,499,135	55,394
Ser. 03-C3, Class AX, IO,
0.511s, 2038	5,733,238	239,919	11,111,935	465,002	12,852,781	537,852
Ser. 02-CP3, Class AX, IO,
0.416s, 2035	1,184,073	38,620	8,072,232	263,286	5,830,319	190,163

CWCapital Cobalt FRB
Ser. 07-C3, Class A3,
5.82s, 2046	394,000	253,758	—	—	—	—

Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.344s, 2031	473,545	9,363	1,835,122	36,284	1,374,166	27,170

DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B,
7.62s, 2033	35,054	35,334	424,238	427,628	416,149	419,474
Ser. 99-CG2, Class B3,
6.1s, 2032	—	—	378,000	368,846	332,000	323,960
Ser. 99-CG2, Class B4,
6.1s, 2032	—	—	571,000	199,850	551,000	192,850

Fannie Mae
IFB Ser. 06-70, Class SM,
50.389s, 2036	—	—	90,877	136,137	85,236	127,687
IFB Ser. 07-75, Class JS,
48.185s, 2037	155,714	221,718	—	—	274,835	391,332
IFB Ser. 07-80, Class AS,
45.185s, 2037	—	—	504,890	728,233	411,362	593,333
IFB Ser. 06-62, Class PS,
36.769s, 2036	160,071	228,065	305,201	434,844	248,287	353,754

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-76, Class QB,
36.469s, 2036	$275,102	$392,292	$—	$—	$389,971	$556,095
IFB Ser. 06-48, Class TQ,
36.469s, 2036	—	—	—	—	560,429	778,152
IFB Ser. 07-W7, Class 1A4,
36.049s, 2037	224,491	287,349	499,284	639,083	424,764	543,698
IFB Ser. 07-1, Class NK,
32.88s, 2037	231,946	321,446	1,515,909	2,100,844	1,371,571	1,900,811
IFB Ser. 06-104, Class GS,
31.905s, 2036	—	—	198,491	258,481	199,972	260,410
IFB Ser. 06-104, Class ES,
30.841s, 2036	107,019	146,520	469,406	642,669	535,094	732,602
IFB Ser. 07-30, Class FS,
27.41s, 2037	153,137	188,034	508,026	623,795	390,540	479,536
IFB Ser. 05-37, Class SU,
27.112s, 2035	98,040	128,897	392,162	515,587	392,162	515,587
IFB Ser. 06-49, Class SE,
26.912s, 2036	251,977	335,025	711,638	946,179	616,511	819,700
IFB Ser. 05-25, Class PS,
25.864s, 2035	95,514	121,533	—	—	69,718	88,710
IFB Ser. 06-30, Class HK,
24.512s, 2036	161,226	184,901	—	—	—	—
IFB Ser. 06-115, Class ES,
24.472s, 2036	—	—	631,801	830,035	485,882	638,332
IFB Ser. 05-57, Class CD,
23.168s, 2035	123,478	147,832	222,261	266,098	216,087	258,707
IFB Ser. 05-115, Class NQ,
22.98s, 2036	—	—	159,184	185,633	160,381	187,029
IFB Ser. 05-74, Class CP,
22.836s, 2035	126,996	142,119	269,230	301,292	270,500	302,714
IFB Ser. 06-27, Class SP,
22.653s, 2036	171,544	219,022	—	—	427,146	545,364
IFB Ser. 06-8, Class HP,
22.653s, 2036	146,831	187,581	—	—	460,644	588,489
IFB Ser. 06-8, Class WK,
22.653s, 2036	153,486	194,528	673,038	853,006	740,572	938,599
IFB Ser. 05-106, Class US,
22.653s, 2035	204,129	262,672	—	—	—	—
IFB Ser. 05-99, Class SA,
22.653s, 2035	65,187	81,372	313,549	391,400	314,853	393,028
IFB Ser. 05-45, Class DA,
22.506s, 2035	153,546	188,655	459,997	565,180	536,770	659,507
IFB Ser. 05-74, Class DM,
22.47s, 2035	184,769	233,240	—	—	607,844	767,303
IFB Ser. 05-45, Class DC,
22.396s, 2035	127,954	162,167	447,841	567,584	319,887	405,417
IFB Ser. 06-46, Class SK,
22.286s, 2036	201,472	236,765	—	—	—	—
IFB Ser. 05-57, Class DC,
20.079s, 2034	112,381	133,843	353,198	420,648	342,495	407,901

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-95, Class OP,
18.743s, 2035	$—	$—	$203,136	$239,893	$204,031	$240,950
IFB Ser. 05-74, Class SK,
18.695s, 2035	146,680	166,559	499,726	567,454	481,312	546,544
IFB Ser. 05-45, Class PC,
18.684s, 2034	55,416	63,165	167,264	190,655	167,773	191,234
IFB Ser. 05-74, Class CS,
18.585s, 2035	126,996	154,729	306,693	373,669	308,598	375,990
IFB Ser. 05-106, Class JC,
18.506s, 2035	—	—	150,451	170,989	143,131	162,670
IFB Ser. 05-95, Class CP,
18.306s, 2035	—	—	55,114	64,055	55,114	64,055
IFB Ser. 05-83, Class QP,
16.037s, 2034	—	—	111,934	119,187	111,934	119,187
IFB Ser. 05-72, Class SB,
15.57s, 2035	—	—	668,173	729,284	512,147	558,988
FRB Ser. 03-W6, Class PT1,
10.104s, 2042	27,931	30,916	—	—	—	—
Ser. 02-T12, Class A4,
9 1/2s, 2042	13,719	15,083	—	—	34,511	37,940
Ser. 02-T4, Class A4,
9 1/2s, 2041	26,116	28,711	—	—	—	—
Ser. 02-T6, Class A3,
9 1/2s, 2041	27,035	29,722	—	—	67,945	74,697
Ser. 02-T1, Class A4,
9 1/2s, 2031	3,417	3,757	—	—	—	—
Ser. 04-T3, Class PT1,
8.924s, 2044	27,712	30,206	—	—	87,596	95,480
Ser. 383, Class 90, IO,
8s, 2037	71,282	9,098	94,093	12,010	—	—
Ser. 383, Class 91, IO,
8s, 2037	70,978	9,059	73,817	9,422	—	—
Ser. 02-26, Class A2,
7 1/2s, 2048	66,637	71,406	—	—	—	—
Ser. 04-T3, Class 1A4,
7 1/2s, 2044	2,451	2,608	—	—	7,082	7,536
Ser. 04-T2, Class 1A4,
7 1/2s, 2043	52,752	56,527	—	—	—	—
Ser. 03-W1, Class 2A,
7 1/2s, 2042	95,127	101,935	—	—	733,430	785,917
Ser. 02-T19, Class A3,
7 1/2s, 2042	19,766	21,180	—	—	—	—
Ser. 02-T12, Class A3,
7 1/2s, 2042	15,247	16,110	—	—	—	—
Ser. 02-14, Class A2,
7 1/2s, 2042	99,451	106,568	—	—	—	—
Ser. 01-T10, Class A2,
7 1/2s, 2041	7,534	8,073	—	—	—	—
Ser. 02-T4, Class A3,
7 1/2s, 2041	38,378	41,125	—	—	347,131	371,972

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 01-T12, Class A2,
7 1/2s, 2041	$39,295	$42,107	$—	$—	$—	$—
Ser. 01-T3, Class A1,
7 1/2s, 2040	10,883	11,662	—	—	28,659	30,710
Ser. 01-T1, Class A1,
7 1/2s, 2040	10,728	11,496	—	—	75,590	81,000
Ser. 99-T2, Class A1,
7 1/2s, 2039	80,786	86,213	—	—	17,336	18,501
Ser. 386, Class 26, IO,
7 1/2s, 2038	131,373	12,008	—	—	—	—
Ser. 386, Class 27, IO,
7 1/2s, 2037	77,514	11,042	111,562	15,892	—	—
Ser. 386, Class 28, IO,
7 1/2s, 2037	75,581	10,776	108,508	15,470	—	—
Ser. 383, Class 88, IO,
7 1/2s, 2037	142,058	20,040	—	—	—	—
Ser. 383, Class 89, IO,
7 1/2s, 2037	110,899	15,652	—	—	—	—
Ser. 383, Class 87, IO,
7 1/2s, 2037	177,908	24,941	—	—	—	—
Ser. 02-33, Class A2,
7 1/2s, 2032	22,583	23,860	—	—	—	—
Ser. 02-T1, Class A3,
7 1/2s, 2031	25,971	27,830	—	—	81,330	87,150
Ser. 01-T5, Class A3,
7 1/2s, 2030	9,904	10,464	—	—	43,489	45,949
Ser. 01-T4, Class A1,
7 1/2s, 2028	15,697	16,820	—	—	—	—
IFB Ser. 07-W6, Class 6A2,
IO, 7.278s, 2037	71,877	6,649	690,018	63,827	554,478	51,289
IFB Ser. 06-90, Class SE,
IO, 7.278s, 2036	159,590	17,528	580,139	63,718	844,523	92,756
IFB Ser. 04-51, Class XP,
IO, 7.178s, 2034	558,051	47,195	170,864	14,450	130,499	11,036
IFB Ser. 03-66, Class SA,
IO, 7.128s, 2033	163,493	14,695	531,574	47,778	533,515	47,952
IFB Ser. 04-17, Class ST,
IO, 7.078s, 2034	399,933	47,440	—	—	—	—
IFB Ser. 08-7, Class SA,
IO, 7.028s, 2038	498,264	60,244	—	—	—	—
Ser. 02-26, Class A1,
7s, 2048	38,403	41,139	—	—	—	—
Ser. 04-W12, Class 1A3,
7s, 2044	141,217	150,219	—	—	—	—
Ser. 04-T3, Class 1A3,
7s, 2044	66,697	70,949	—	—	—	—
Ser. 04-W2, Class 2A2,
7s, 2044	—	—	—	—	12,139	12,761
Ser. 04-T2, Class 1A3,
7s, 2043	39,941	41,888	—	—	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 03-W8, Class 2A,
7s, 2042	$31,693	$33,951	$—	$—	$—	$—
Ser. 02-T18, Class A3,
7s, 2042	14,044	14,729	—	—	—	—
Ser. 03-W3, Class 1A2,
7s, 2042	58,094	61,362	—	—	—	—
Ser. 02-T16, Class A2,
7s, 2042	35,453	37,979	—	—	—	—
Ser. 02-14, Class A1,
7s, 2042	134,507	144,090	—	—	—	—
Ser. 02-T4, Class A2,
7s, 2041	16,972	17,800	—	—	—	—
Ser. 01-W3, Class A,
7s, 2041	55,786	59,761	—	—	68,035	72,883
Ser. 386, Class 24, IO,
7s, 2038	113,360	9,504	—	—	—	—
Ser. 386, Class 25, IO,
7s, 2038	121,172	13,433	—	—	—	—
Ser. 386, Class 22, IO,
7s, 2038	156,965	13,215	—	—	—	—
Ser. 386, Class 21, IO,
7s, 2037	177,934	14,914	—	—	—	—
Ser. 386, Class 23, IO,
7s, 2037	173,870	14,630	—	—	—	—
Ser. 383, Class 84, IO,
7s, 2037	163,938	14,131	—	—	—	—
Ser. 383, Class 85, IO,
7s, 2037	104,313	9,077	—	—	—	—
Ser. 383, Class 86, IO,
7s, 2037	81,639	10,200	117,837	14,723	—	—
Ser. 383, Class 79, IO,
7s, 2037	162,617	13,361	—	—	—	—
Ser. 383, Class 80, IO,
7s, 2037	363,874	33,886	522,872	48,692	—	—
Ser. 383, Class 81, IO,
7s, 2037	197,092	16,196	—	—	—	—
Ser. 383, Class 82, IO,
7s, 2037	195,403	16,704	—	—	—	—
Ser. 383, Class 83, IO,
7s, 2037	166,217	14,108	—	—	—	—
Ser. 05-W4, Class 1A3,
7s, 2035	113,380	120,607	—	—	345,204	367,210
Ser. 04-W1, Class 2A2,
7s, 2033	353,584	365,274	—	—	—	—
IFB Ser. 07-W6, Class 5A2,
IO, 6.768s, 2037	111,316	9,740	1,067,809	93,433	858,370	75,107
IFB Ser. 07-W4, Class 4A2,
IO, 6.758s, 2037	760,404	66,535	3,931,803	344,033	3,454,063	302,231
IFB Ser. 07-W2, Class 3A2,
IO, 6.758s, 2037	210,795	18,445	1,081,530	94,634	911,378	79,746

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-115, Class BI,
IO, 6.738s, 2036	$249,322	$19,943	$1,163,506	$93,065	$997,290	$79,770
IFB Ser. 05-113, Class AI,
IO, 6.708s, 2036	—	—	183,842	14,512	267,510	21,116
IFB Ser. 05-113, Class DI,
IO, 6.708s, 2036	994,536	84,187	—	—	—	—
IFB Ser. 06-58, Class SP,
IO, 6.678s, 2036	—	—	6,594,981	470,090	2,526,782	180,109
IFB Ser. 06-58, Class SQ,
IO, 6.678s, 2036	2,175,400	160,827	392,653	29,029	346,536	25,619
IFB Ser. 05-52, Class DC,
IO, 6.678s, 2035	292,066	27,401	648,972	60,885	675,367	63,361
IFB Ser. 06-60, Class SI,
IO, 6.628s, 2036	776,593	78,272	1,998,316	201,408	1,806,751	182,100
IFB Ser. 06-60, Class UI,
IO, 6.628s, 2036	208,758	15,801	485,889	36,777	408,060	30,886
IFB Ser. 04-89, Class EI,
IO, 6.628s, 2034	572,552	42,390	—	—	—	—
IFB Ser. 04-24, Class CS,
IO, 6.628s, 2034	217,425	17,117	—	—	941,146	74,093
IFB Ser. 07-W7, Class 3A2,
IO, 6.608s, 2037	339,870	31,785	1,615,884	151,117	1,367,749	127,912
IFB Ser. 03-122, Class SA,
IO, 6.578s, 2028	242,875	11,568	863,037	41,106	830,481	39,555
IFB Ser. 03-122, Class SJ,
IO, 6.578s, 2028	254,750	12,562	905,208	44,635	869,318	42,866
IFB Ser. 06-60, Class DI,
IO, 6.548s, 2035	142,742	10,421	518,164	37,829	754,326	55,070
IFB Ser. 04-60, Class SW,
IO, 6.528s, 2034	393,779	35,845	1,370,859	124,786	1,314,271	119,635
Ser. 386, Class 19, IO,
6 1/2s, 2038	167,839	15,529	—	—	—	—
Ser. 386, Class 17, IO,
6 1/2s, 2037	258,480	24,394	—	—	—	—
Ser. 386, Class 16, IO,
6 1/2s, 2037	177,073	17,281	—	—	—	—
Ser. 383, Class 62, IO,
6 1/2s, 2037	231,688	22,510	—	—	—	—
Ser. 383, Class 69, IO,
6 1/2s, 2037	131,805	15,125	—	—	—	—
Ser. 383, Class 63, IO,
6 1/2s, 2037	181,817	17,955	—	—	—	—
Ser. 383, Class 64, IO,
6 1/2s, 2037	333,936	31,098	479,936	44,694	—	—
Ser. 383, Class 67, IO,
6 1/2s, 2037	177,558	17,016	—	—	—	—
Ser. 383, Class 68, IO,
6 1/2s, 2037	85,166	8,312	122,639	11,969	—	—
Ser. 383, Class 58, IO,
6 1/2s, 2037	379,633	34,642	546,529	49,871	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 383, Class 59, IO,
6 1/2s, 2037	$243,828	$23,340	$—	$—	$—	$—
Ser. 383, Class 61, IO,
6 1/2s, 2037	192,558	18,353	—	—	—	—
Ser. 383, Class 65, IO,
6 1/2s, 2037	231,372	22,875	—	—	—	—
Ser. 383, Class 66, IO,
6 1/2s, 2037	236,949	23,466	—	—	—	—
Ser. 383, Class 77, IO,
6 1/2s, 2037	139,374	13,598	—	—	—	—
Ser. 383, Class 78, IO,
6 1/2s, 2037	143,143	16,519	—	—	—	—
Ser. 381, Class 14, IO,
6 1/2s, 2037	191,957	17,276	496,414	44,677	472,813	42,553
Ser. 381, Class 16, IO,
6 1/2s, 2037	—	—	—	—	115,705	14,132
Ser. 381, Class 15, IO,
6 1/2s, 2037	81,710	7,354	—	—	201,133	18,102
Ser. 383, Class 73, IO,
6 1/2s, 2037	314,562	29,294	452,937	42,180	—	—
Ser. 383, Class 76, IO,
6 1/2s, 2037	192,633	19,160	—	—	—	—
Ser. 383, Class 70, IO,
6 1/2s, 2037	476,159	44,342	685,078	63,798	—	—
Ser. 383, Class 74, IO,
6 1/2s, 2037	260,988	24,304	—	—	—	—
Ser. 383, Class 71, IO,
6 1/2s, 2036	204,868	19,401	—	—	—	—
Ser. 383, Class 75, IO,
6 1/2s, 2036	165,059	15,897	—	—	—	—
Ser. 383, Class 101, IO,
6 1/2s, 2022	74,525	6,473	106,558	9,255	—	—
Ser. 383, Class 102, IO,
6 1/2s, 2022	—	—	70,028	7,444	—	—
IFB Ser. 05-65, Class KI,
IO, 6.478s, 2035	637,080	58,657	940,358	86,581	1,174,654	108,153
IFB Ser. 08-10, Class LI,
IO, 6.458s, 2038	1,248,314	128,306	—	—	—	—
IFB Ser. 08-01, Class GI,
IO, 6.438s, 2037	932,876	83,012	4,888,347	434,988	4,096,142	364,494
IFB Ser. 08-41, Class S,
IO, 6.278s, 2036	2,013,742	155,593	363,813	28,110	320,648	24,775
IFB Ser. 07-39, Class LI,
IO, 6.248s, 2037	1,834,065	158,848	207,739	17,992	182,910	15,842
IFB Ser. 07-23, Class SI,
IO, 6.248s, 2037	113,738	8,344	570,112	41,822	683,850	50,165
IFB Ser. 07-54, Class CI,
IO, 6.238s, 2037	102,847	9,835	971,696	92,925	780,812	74,671
IFB Ser. 07-39, Class PI,
IO, 6.238s, 2037	292,105	21,380	760,741	55,680	638,832	46,757

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 07-30, Class WI,
IO, 6.238s, 2037	$668,574	$54,823	$—	$—	$—	$—
IFB Ser. 07-58, Class SP,
IO, 6.228s, 2037	—	—	1,115,215	109,844	886,321	87,299
IFB Ser. 07-28, Class SE,
IO, 6.228s, 2037	333,992	31,674	974,211	92,389	763,978	72,452
IFB Ser. 06-128, Class SH,
IO, 6.228s, 2037	98,224	7,446	704,560	53,408	725,904	55,026
IFB Ser. 05-12, Class SC,
IO, 6.228s, 2035	445,647	46,977	980,941	103,404	848,574	89,451
IFB Ser. 05-17, Class ES,
IO, 6.228s, 2035	162,989	17,331	579,154	61,581	556,191	59,140
IFB Ser. 05-17, Class SY,
IO, 6.228s, 2035	122,520	12,748	269,425	28,033	258,743	26,922
IFB Ser. 07-W5, Class 2A2,
IO, 6.218s, 2037	—	—	469,339	38,510	392,955	32,243
IFB Ser. 07-30, Class IE,
IO, 6.218s, 2037	471,209	66,688	2,316,780	327,885	1,944,593	275,210
IFB Ser. 06-123, Class CI,
IO, 6.218s, 2037	751,019	70,681	2,177,199	204,905	1,714,449	161,354
IFB Ser. 06-123, Class UI,
IO, 6.218s, 2037	315,310	29,919	829,092	78,671	696,527	66,092
IFB Ser. 05-82, Class SY,
IO, 6.208s, 2035	355,807	29,606	1,212,649	100,901	1,167,372	97,134
IFB Ser. 05-45, Class EW,
IO, 6.198s, 2035	447,753	34,360	2,260,913	173,498	2,287,860	175,566
IFB Ser. 05-45, Class SR,
IO, 6.198s, 2035	461,790	34,635	1,607,621	120,573	1,541,260	115,596
IFB Ser. 07-15, Class BI,
IO, 6.178s, 2037	508,386	44,971	1,337,468	118,310	1,123,177	99,354
IFB Ser. 06-126, Class CS,
IO, 6.178s, 2037	300,112	24,616	409,854	33,617	382,978	31,413
IFB Ser. 06-16, Class SM,
IO, 6.178s, 2036	384,826	42,585	894,235	98,957	696,285	77,052
IFB Ser. 05-95, Class CI,
IO, 6.178s, 2035	222,637	23,962	719,861	77,479	723,234	77,842
IFB Ser. 05-84, Class SG,
IO, 6.178s, 2035	375,071	32,767	1,199,256	104,771	1,202,897	105,089
IFB Ser. 05-57, Class NI,
IO, 6.178s, 2035	164,929	11,667	421,693	29,830	354,222	25,057
IFB Ser. 05-54, Class SA,
IO, 6.178s, 2035	329,693	24,981	1,139,393	86,331	1,099,999	83,346
IFB Ser. 05-23, Class SG,
IO, 6.178s, 2035	245,542	18,549	872,982	65,949	838,501	63,344
IFB Ser. 05-29, Class SX,
IO, 6.178s, 2035	672,978	48,973	139,030	10,117	111,316	8,101
IFB Ser. 05-29, Class SY,
IO, 6.178s, 2035	752,202	55,042	—	—	—	—
IFB Ser. 05-17, Class SA,
IO, 6.178s, 2035	684,738	67,050	770,332	75,432	739,790	72,441

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 05-17, Class SE,
IO, 6.178s, 2035	$235,527	$16,958	$836,900	$60,258	$803,719	$57,869
IFB Ser. 05-57, Class DI,
IO, 6.178s, 2035	516,396	41,733	—	—	2,247,740	181,654
IFB Ser. 05-83, Class QI,
IO, 6.168s, 2035	—	—	198,390	16,580	199,940	16,709
IFB Ser. 06-128, Class GS,
IO, 6.158s, 2037	115,280	10,744	1,081,800	100,818	869,563	81,039
IFB Ser. 06-114, Class IS,
IO, 6.128s, 2036	176,800	14,548	904,626	74,437	762,449	62,738
IFB Ser. 06-116, Class ES,
IO, 6.128s, 2036	284,627	21,164	678,562	50,455	814,842	60,588
IFB Ser. 06-116, Class LS,
IO, 6.128s, 2036	586,314	50,617	—	—	—	—
IFB Ser. 06-115, Class EI,
IO, 6.118s, 2036	1,939,505	165,376	—	—	—	—
IFB Ser. 06-115, Class GI,
IO, 6.118s, 2036	—	—	942,782	77,888	778,293	64,298
IFB Ser. 06-115, Class IE,
IO, 6.118s, 2036	275,540	23,239	710,194	59,897	596,098	50,274
IFB Ser. 06-117, Class SA,
IO, 6.118s, 2036	406,057	33,749	1,068,379	88,796	897,291	74,577
IFB Ser. 06-121, Class SD,
IO, 6.118s, 2036	343,783	30,462	2,078,826	184,204	1,586,974	140,621
IFB Ser. 06-109, Class SG,
IO, 6.108s, 2036	504,491	42,019	1,464,937	122,014	1,121,501	93,409
IFB Ser. 06-104, Class IM,
IO, 6.098s, 2036	94,436	8,057	316,193	26,976	401,354	34,242
IFB Ser. 06-104, Class SY,
IO, 6.098s, 2036	197,082	14,457	661,243	48,507	839,296	61,568
IFB Ser. 06-109, Class SH,
IO, 6.098s, 2036	381,753	43,404	1,120,359	127,383	879,689	100,019
IFB Ser. 06-111, Class SA,
IO, 6.098s, 2036	3,024,786	285,271	—	—	—	—
IFB Ser. 07-W6, Class 4A2,
IO, 6.078s, 2037	632,988	55,386	4,474,785	391,544	3,596,481	314,692
IFB Ser. 06-128, Class SC,
IO, 6.078s, 2037	744,515	62,964	3,341,575	282,597	2,618,915	221,482
IFB Ser. 06-116, Class S,
IO, 6.078s, 2036	2,089,655	165,065	2,840,991	224,414	—	—
IFB Ser. 06-104, Class IC,
IO, 6.078s, 2036	577,788	54,491	—	—	2,969,233	280,028
IFB Ser. 06-104, Class SG,
IO, 6.078s, 2036	569,018	42,340	1,439,131	107,084	1,763,390	131,212
IFB Ser. 06-43, Class SI,
IO, 6.078s, 2036	558,422	46,622	2,601,294	217,179	2,246,317	187,543
IFB Ser. 06-44, Class IS,
IO, 6.078s, 2036	334,648	26,654	908,929	72,395	1,035,382	82,467
IFB Ser. 06-8, Class JH,
IO, 6.078s, 2036	629,265	56,244	3,233,008	288,966	2,721,523	243,250

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-8, Class PS,
IO, 6.078s, 2036	$220,305	$28,458	$—	$—	$—	$—
IFB Ser. 09-12, Class CI,
IO, 6.078s, 2036	702,267	72,137	—	—	2,290,775	235,308
IFB Ser. 05-122, Class SG,
IO, 6.078s, 2035	94,315	9,361	916,003	90,913	713,082	70,773
IFB Ser. 06-45, Class XS,
IO, 6.078s, 2034	358,973	29,522	—	—	—	—
IFB Ser. 06-101, Class SA,
IO, 6.058s, 2036	719,517	60,015	3,585,608	299,076	3,049,317	254,344
IFB Ser. 06-92, Class JI,
IO, 6.058s, 2036	238,559	18,743	601,483	47,257	781,380	61,391
IFB Ser. 06-92, Class LI,
IO, 6.058s, 2036	402,493	33,378	1,057,445	87,691	887,937	73,634
IFB Ser. 06-96, Class ES,
IO, 6.058s, 2036	221,253	17,342	1,337,542	104,839	1,020,341	79,976
IFB Ser. 06-99, Class AS,
IO, 6.058s, 2036	324,121	30,158	829,346	77,167	1,038,479	96,626
IFB Ser. 06-60, Class YI,
IO, 6.048s, 2036	387,086	37,153	846,188	81,217	761,896	73,127
IFB Ser. 06-85, Class TS,
IO, 6.038s, 2036	267,737	19,755	1,014,877	74,883	1,192,200	87,966
IFB Ser. 06-95, Class SH,
IO, 6.028s, 2036	2,435,467	188,543	3,311,204	256,338	—	—
IFB Ser. 06-61, Class SE,
IO, 6.028s, 2036	343,853	25,097	1,082,480	79,009	1,208,413	88,201
IFB Ser. 07-75, Class PI,
IO, 6.018s, 2037	283,951	21,187	1,330,000	99,238	1,141,516	85,174
IFB Ser. 07-W7, Class 2A2,
IO, 6.008s, 2037	737,752	71,496	3,024,781	293,132	2,586,575	250,665
Ser. 389, Class 6, IO,
6s, 2038	92,772	9,045	—	—	92,772	9,045
Ser. 386, Class 10, IO,
6s, 2038	125,952	12,477	—	—	—	—
Ser. 386, Class 11, IO,
6s, 2038	86,960	7,736	120,005	10,676	—	—
Ser. 383, Class 46, IO,
6s, 2038	543,669	49,610	782,758	71,427	—	—
Ser. 383, Class 47, IO,
6s, 2038	480,998	43,891	691,632	63,111	—	—
Ser. 383, Class 48, IO,
6s, 2038	431,284	42,589	620,609	61,285	—	—
Ser. 383, Class 52, IO,
6s, 2038	174,745	16,665	—	—	—	—
Ser. 386, Class 9, IO,
6s, 2038	765,680	70,825	1,100,813	101,825	—	—
Ser. 383, Class 32, IO,
6s, 2038	745,591	73,627	1,072,447	105,904	—	—
Ser. 383, Class 33, IO,
6s, 2038	635,157	62,722	913,692	90,227	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 383, Class 37, IO,
6s, 2038	$247,552	$23,317	$—	$—	$—	$—
Ser. 386, Class 7, IO,
6s, 2038	942,460	90,123	1,355,294	129,600	—	—
Ser. 383, Class 34, IO,
6s, 2037	260,287	25,703	—	—	—	—
Ser. 383, Class 35, IO,
6s, 2037	213,615	20,013	—	—	—	—
Ser. 383, Class 36, IO,
6s, 2037	167,382	15,678	—	—	—	—
Ser. 383, Class 38, IO,
6s, 2037	106,762	9,908	—	—	—	—
Ser. 383, Class 50, IO,
6s, 2037	294,530	26,876	423,291	38,625	—	—
Ser. 386, Class 6, IO,
6s, 2037	453,613	42,810	652,069	61,539	—	—
Ser. 383, Class 39, IO,
6s, 2037	84,051	9,406	103,382	11,569	—	—
Ser. 383, Class 49, IO,
6s, 2037	222,916	22,046	—	—	—	—
Ser. 383, Class 51, IO,
6s, 2037	228,697	20,783	—	—	—	—
Ser. 383, Class 53, IO,
6s, 2037	85,510	8,456	122,723	12,136	—	—
Ser. 383, Class 54, IO,
6s, 2037	78,100	7,153	78,881	7,224	—	—
Ser. 383, Class 55, IO, 6s, 2037	—	—	78,017	7,143	—	—
Ser. 383, Class 57, IO, 6s, 2037	139,171	15,502	—	—	—	—
Ser. 383, Class 100, IO,
6s, 2022	76,735	7,651	110,917	11,059	—	—
Ser. 383, Class 98, IO,
6s, 2022	233,973	19,598	—	—	—	—
Ser. 383, Class 99, IO,
6s, 2022	104,011	8,549	—	—	—	—
IFB Ser. 07-88, Class MI,
IO, 5.998s, 2037	124,922	11,179	680,044	60,856	601,187	53,799
Ser. 06-94, Class NI, IO,
5.978s, 2036	283,342	18,227	707,444	45,509	867,014	55,774
IFB Ser. 08-21, Class NI, IO,
5.978s, 2038	588,608	43,855	—	—	—	—
IFB Ser. 09-12, Class AI, IO,
5.978s, 2037	—	—	3,832,099	331,017	3,186,838	275,279
IFB Ser. 07-116, Class IA,
IO, 5.978s, 2037	811,601	65,271	4,198,456	337,650	3,688,205	296,615
IFB Ser. 07-103, Class AI,
IO, 5.978s, 2037	991,513	78,964	5,085,880	405,040	4,286,496	341,377
IFB Ser. 07-1, Class NI,
IO, 5.978s, 2037	933,530	93,299	2,613,166	261,165	2,239,754	223,846
IFB Ser. 07-15, Class NI,
IO, 5.978s, 2022	137,405	10,629	1,717,560	132,865	1,305,346	100,977

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 07-106, Class SM,
IO, 5.938s, 2037	$343,458	$25,399	$—	$—	$—	$—
IFB Ser. 08-3, Class SC,
IO, 5.928s, 2038	332,940	31,395	1,272,144	119,959	835,561	78,791
IFB Ser. 07-109, Class XI,
IO, 5.928s, 2037	187,938	17,095	845,724	76,926	751,754	68,379
IFB Ser. 07-109, Class YI,
IO, 5.928s, 2037	215,297	15,640	1,100,310	79,930	928,413	67,443
IFB Ser. 07-W8, Class 2A2,
IO, 5.928s, 2037	465,547	29,439	2,208,227	139,639	1,868,431	118,152
IFB Ser. 07-88, Class JI, IO,
5.928s, 2037	—	—	916,334	76,271	922,873	76,815
IFB Ser. 06-79, Class SH,
IO, 5.928s, 2036	868,731	91,563	—	—	—	—
IFB Ser. 07-54, Class KI,
IO, 5.918s, 2037	154,294	12,121	567,033	44,545	478,314	37,576
IFB Ser. 07-30, Class JS,
IO, 5.918s, 2037	728,489	65,937	1,914,419	173,279	1,607,646	145,512
IFB Ser. 07-30, Class LI,
IO, 5.918s, 2037	1,194,734	97,204	3,494,320	284,298	2,707,641	220,294
IFB Ser. 07-30, Class OI,
IO, 5.918s, 2037	2,018,330	163,364	4,968,448	402,146	3,820,325	309,217
IFB Ser. 07-W2, Class 1A2,
IO, 5.908s, 2037	98,761	7,787	984,937	77,662	848,808	66,928
IFB Ser. 07-106, Class SN,
IO, 5.888s, 2037	269,761	19,578	1,310,034	95,076	1,104,620	80,168
IFB Ser. 07-54, Class IA,
IO, 5.888s, 2037	206,503	18,262	1,013,666	89,644	849,775	75,150
IFB Ser. 07-54, Class IB,
IO, 5.888s, 2037	206,503	18,262	1,013,666	89,644	849,775	75,150
IFB Ser. 07-54, Class IC,
IO, 5.888s, 2037	206,503	18,262	1,013,666	89,644	849,775	75,150
IFB Ser. 07-54, Class ID,
IO, 5.888s, 2037	206,503	18,262	1,013,666	89,644	849,775	75,150
IFB Ser. 07-54, Class IE,
IO, 5.888s, 2037	206,503	18,262	1,013,666	89,644	849,775	75,150
IFB Ser. 07-54, Class IF,
IO, 5.888s, 2037	306,477	24,895	1,508,617	122,545	1,263,600	102,642
IFB Ser. 07-54, Class NI,
IO, 5.888s, 2037	101,523	7,599	990,296	74,128	878,977	65,795
IFB Ser. 07-54, Class UI,
IO, 5.888s, 2037	142,338	12,800	1,419,889	127,691	1,161,410	104,446
IFB Ser. 07-109, Class AI,
IO, 5.878s, 2037	—	—	6,216,557	412,372	5,192,312	344,429
IFB Ser. 07-91, Class AS,
IO, 5.878s, 2037	183,970	13,856	866,942	65,295	738,325	55,608
IFB Ser. 07-91, Class HS,
IO, 5.878s, 2037	97,165	8,396	935,939	80,871	793,098	68,529
IFB Ser. 07-15, Class CI,
IO, 5.858s, 2037	1,396,267	123,493	4,055,449	358,684	3,192,587	282,368

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
IFB Ser. 06-124, Class SC,
IO, 5.858s, 2037	$1,342,597	$101,432	$1,824,963	$137,875	$—	$—
IFB Ser. 06-115, Class JI,
IO, 5.858s, 2036	1,007,794	82,588	2,918,091	239,135	2,293,860	187,980
IFB Ser. 07-109, Class PI,
IO, 5.828s, 2037	140,200	11,139	1,367,873	108,678	1,213,837	96,440
IFB Ser. 06-123, Class LI,
IO, 5.798s, 2037	675,159	50,758	1,957,203	147,143	1,539,970	115,775
IFB Ser. 08-1, Class NI,
IO, 5.728s, 2037	460,172	40,251	2,239,743	195,911	1,875,740	164,072
IFB Ser. 07-116, Class BI,
IO, 5.728s, 2037	744,563	56,459	3,848,962	291,862	3,380,523	256,341
IFB Ser. 08-01, Class AI,
IO, 5.728s, 2037	1,140,731	77,835	5,977,010	407,829	5,008,430	341,740
IFB Ser. 08-10, Class GI,
IO, 5.708s, 2038	—	—	895,613	66,995	901,718	67,451
IFB Ser. 08-13, Class SA,
IO, 5.698s, 2038	1,792,080	128,109	211,901	15,148	157,412	11,253
IFB Ser. 08-1, Class HI,
IO, 5.678s, 2037	529,370	35,618	2,769,940	186,370	2,321,086	156,170
IFB Ser. 07-39, Class AI,
IO, 5.598s, 2037	341,896	24,535	1,737,119	124,656	1,462,338	104,937
IFB Ser. 07-32, Class SD,
IO, 5.588s, 2037	242,046	17,974	1,198,936	89,030	1,006,912	74,771
IFB Ser. 07-30, Class UI,
IO, 5.578s, 2037	201,664	18,185	989,914	89,267	829,863	74,834
IFB Ser. 07-32, Class SC,
IO, 5.578s, 2037	317,887	26,622	1,587,823	132,977	1,332,868	111,625
IFB Ser. 07-1, Class CI,
IO, 5.578s, 2037	232,205	19,218	1,143,341	94,624	958,038	79,288
IFB Ser. 05-74, Class NI,
IO, 5.558s, 2035	402,519	43,064	—	—	—	—
IFB Ser. 05-14, Class SE,
IO, 5.528s, 2035	249,912	17,761	1,359,987	96,654	1,201,250	85,373
Ser. 06-W3, Class 1AS,
IO, 5.509s, 2046	1,281,515	88,104	3,756,570	258,264	3,762,435	258,667
IFB Ser. 09-12, Class DI,
IO, 5.508s, 2037	433,231	32,133	4,551,897	337,614	3,806,106	282,299
Ser. 383, Class 18, IO,
5 1/2s, 2038	864,425	85,362	1,243,765	122,822	—	—
Ser. 383, Class 19, IO,
5 1/2s, 2038	788,412	77,856	1,133,603	111,943	—	—
Ser. 383, Class 25, IO,
5 1/2s, 2038	133,409	11,436	—	—	—	—
Ser. 386, Class 4, IO,
5 1/2s, 2037	195,498	16,901	—	—	—	—
Ser. 386, Class 5, IO,
5 1/2s, 2037	125,501	10,924	—	—	—	—
Ser. 383, Class 15, IO,
5 1/2s, 2037	117,620	9,954	—	—	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 383, Class 16, IO,
5 1/2s, 2037	$—	$—	$87,384	$10,393	$—	$—
Ser. 383, Class 4, IO,
5 1/2s, 2037	1,193,840	102,682	1,716,927	147,673	—	—
Ser. 383, Class 5, IO,
5 1/2s, 2037	758,093	76,757	1,090,487	110,412	—	—
Ser. 383, Class 6, IO,
5 1/2s, 2037	680,045	63,754	978,136	91,700	—	—
Ser. 383, Class 7, IO,
5 1/2s, 2037	670,559	62,865	964,707	90,441	—	—
Ser. 383, Class 8, IO,
5 1/2s, 2037	277,093	25,978	398,213	37,332	—	—
Ser. 383, Class 9, IO,
5 1/2s, 2037	263,706	24,722	—	—	—	—
Ser. 383, Class 20, IO,
5 1/2s, 2037	491,681	48,553	707,436	69,859	—	—
Ser. 383, Class 21, IO,
5 1/2s, 2037	464,585	45,878	668,109	65,976	—	—
Ser. 383, Class 22, IO,
5 1/2s, 2037	313,933	31,001	451,653	44,601	—	—
Ser. 383, Class 23, IO,
5 1/2s, 2037	283,302	27,976	407,034	40,195	—	—
Ser. 383, Class 24, IO,
5 1/2s, 2037	195,755	17,092	—	—	—	—
Ser. 383, Class 26, IO,
5 1/2s, 2037	146,560	15,377	—	—	—	—
Ser. 383, Class 27, IO,
5 1/2s, 2037	—	—	86,007	10,242	—	—
Ser. 383, Class 95, IO,
5 1/2s, 2022	373,480	33,613	537,663	48,390	—	—
Ser. 383, Class 97, IO,
5 1/2s, 2022	155,424	15,345	—	—	—	—
Ser. 383, Class 94, IO,
5 1/2s, 2022	195,509	15,477	—	—	—	—
Ser. 383, Class 96, IO,
5 1/2s, 2022	201,896	14,810	—	—	—	—
IFB Ser. 05-58, Class IK,
IO, 5.478s, 2035	266,814	20,620	923,305	71,354	891,214	68,874
IFB Ser. 08-1, Class BI,
IO, 5.388s, 2038	1,012,607	67,672	5,509,389	368,187	4,866,117	325,198
IFB Ser. 07-75, Class ID,
IO, 5.348s, 2037	131,278	10,666	1,231,928	100,088	990,237	80,452
Ser. 385, Class 3, IO,
5s, 2038	1,414,353	144,971	—	—	—	—
Ser. 383, Class 2, IO,
5s, 2037	134,584	16,892	—	—	—	—
Ser. 383, Class 92, IO,
5s, 2022	165,707	12,955	—	—	—	—
Ser. 383, Class 93, IO,
5s, 2022	91,027	9,264	—	—	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 03-W12, Class 2, IO,
2.219s, 2043	$896,686	$42,885	$1,786,694	$85,450	$1,469,634	$70,286
Ser. 03-W10, Class 3, IO,
1.93s, 2043	274,477	11,027	1,126,944	45,273	879,234	35,321
Ser. 03-W10, Class 1, IO,
1.909s, 2043	801,013	32,000	3,828,965	152,965	5,572,290	222,610
Ser. 03-W8, Class 12, IO,
1.632s, 2042	1,229,430	42,133	4,362,466	149,503	3,358,948	115,112
Ser. 03-W17, Class 12, IO,
1.143s, 2033	—	—	1,420,121	33,407	1,363,391	32,073
Ser. 03-T2, Class 2, IO,
0.809s, 2042	582,782	9,950	5,609,277	95,772	3,988,414	68,098
Ser. 03-W6, Class 51, IO,
0.673s, 2042	383,464	5,397	1,715,263	24,139	1,358,459	19,118
Ser. 01-T12, Class IO,
0.565s, 2041	2,091,975	27,720	1,049,305	13,904	698,246	9,252
Ser. 03-W2, Class 1, IO,
0.466s, 2042	274,857	2,735	9,650,542	96,043	7,726,542	76,895
Ser. 02-T4, IO, 0.449s, 2041	5,634,791	56,728	5,922,554	59,625	3,745,089	37,703
Ser. 01-50, Class B1, IO,
0.441s, 2041	2,661,148	25,410	1,881,683	17,967	1,259,788	12,029
Ser. 02-T1, Class IO, IO,
0.427s, 2031	974,830	8,258	1,210,489	10,254	768,630	6,511
Ser. 03-W6, Class 3, IO,
0.367s, 2042	545,857	3,861	2,441,361	17,268	1,933,647	13,677
Ser. 03-W6, Class 23, IO,
0.352s, 2042	573,610	3,886	2,565,008	17,378	2,031,445	13,763
Ser. 02-W8, Class 1, IO,
0.346s, 2042	1,088,045	8,709	—	—	—	—
Ser. 01-79, Class BI, IO,
0.328s, 2045	913,496	6,940	6,225,825	47,296	4,426,941	33,631
Ser. 03-34, Class P1,
Principal Only (PO),
zero %, 2043	32,977	24,960	—	—	—	—
Ser. 07-64, Class LO, PO,
zero %, 2037	—	—	—	—	615,553	552,501
Ser. 07-14, Class KO, PO,
zero %, 2037	—	—	221,407	195,210	171,687	151,373
Ser. 06-125, Class OX, PO,
zero %, 2037	—	—	80,280	73,742	77,942	71,594
Ser. 06-84, Class OT, PO,
zero %, 2036	—	—	65,604	61,950	65,604	61,950
Ser. 06-56, Class XF,
zero %, 2036	—	—	72,905	68,433	72,905	68,433
Ser. 06-46, Class OC, PO,
zero %, 2036	—	—	78,572	73,144	—	—
Ser. 06-47, Class VO, PO,
zero %, 2036	—	—	135,198	128,143	99,811	94,602
Ser. 05-103, Class OA, PO,
zero %, 2035	—	—	174,000	154,186	115,000	101,905

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Fannie Mae
Ser. 05-50, Class LO, PO,
zero %, 2035	$49,381	$47,546	$—	$—	$—	$—
Ser. 04-38, Class AO, PO,
zero %, 2034	287,793	234,986	—	—	—	—
Ser. 08-37, Class DO, PO,
zero %, 2033	123,000	106,593	431,000	373,509	281,000	243,517
Ser. 04-61, Class JO, PO,
zero %, 2032	91,183	85,509	335,756	314,863	247,277	231,890
Ser. 326, Class 1, PO,
zero %, 2032	—	—	255,995	235,147	241,753	222,065
Ser. 318, Class 1, PO,
zero %, 2032	—	—	96,320	88,775	90,923	83,801
Ser. 04-61, Class CO, PO,
zero %, 2031	182,115	167,631	—	—	—	—
Ser. 314, Class 1, PO,
zero %, 2031	—	—	461,023	426,444	435,348	402,695
FRB Ser. 07-76, Class SF,
zero %, 2037	76,960	75,128	86,195	84,144	—	—
FRB Ser. 06-115, Class SN,
zero %, 2036	75,209	53,902	415,151	297,541	354,232	253,880
FRB Ser. 06-104, Class EK,
zero %, 2036	48,964	49,008	64,633	64,691	88,625	88,705
FRB Ser. 05-117, Class GF,
zero %, 2036	98,839	96,329	109,880	107,089	96,211	93,767
FRB Ser. 05-91, Class EF,
zero %, 2035	81,448	75,033	—	—	—	—
FRB Ser. 05-79, Class FE,
zero %, 2035	34,036	32,552	—	—	—	—
FRB Ser. 05-65, Class ER,
zero %, 2035	146,473	137,708	—	—	—	—
FRB Ser. 06-54, Class CF,
zero %, 2035	—	—	—	—	38,348	37,754
FRB Ser. 05-57, Class UL,
zero %, 2035	120,196	116,474	415,107	402,251	400,941	388,524
FRB Ser. 05-36, Class QA,
zero %, 2035	—	—	98,885	84,381	95,446	81,446
FRB Ser. 05-65, Class CU,
zero %, 2034	—	—	118,062	109,455	113,573	105,293
FRB Ser. 05-77, Class HF,
zero %, 2034	—	—	223,402	211,857	164,000	155,525
FRB Ser. 05-81, Class DF,
zero %, 2033	—	—	43,728	42,555	42,361	41,225
FRB Ser. 06-1, Class HF,
zero %, 2032	—	—	35,821	35,293	54,524	53,721
IFB Ser. 06-75, Class FY,
zero %, 2036	—	—	174,220	170,247	136,687	133,570

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Federal Home Loan Mortgage
Corp.,Structured Pass-Through
Securities
Ser. T-42, Class A6, 9 1/2s, 2042	$14,224	$15,628	$—	$—	$35,693	$39,218
IFB Ser. T-56, Class 2ASI, IO,
7.578s,,2043	139,483	12,815	626,434	57,554	497,988	45,753
Ser. T-58, Class 4A,
7 1/2s, 2043	424,140	449,456	—	—	75,868	80,397
Ser. T-51, Class 2A,
7 1/2s, 2042	92,276	98,477	—	—	236,240	252,113
Ser. T-42, Class A5,
7 1/2s, 2042	90,445	96,522	—	—	355,840	379,748
Ser. T-60, Class 1A2,
7s, 2044	108,580	114,858	—	—	—	—
Ser. T-58, Class 3A,
7s, 2043	16,822	17,542	—	—	—	—
Ser. T-41, Class 2A,
6.979s, 2032	10,501	10,977	—	—	57,229	59,823
Ser. T-56, Class A, IO,
0.524s, 2043	518,108	5,791	1,819,929	20,341	1,451,550	16,224
Ser. T-56, Class 3, IO,
0.356s, 2043	481,632	4,508	1,599,521	14,973	1,306,732	12,232
Ser. T-56, Class 1, IO,
0.278s, 2043	624,484	3,906	2,074,286	12,975	1,694,374	10,599
Ser. T-56, Class 2, IO,
0.006s, 2043	565,106	850	1,876,539	2,823	1,532,989	2,306

FFCA Secured Lending Corp.
Ser. 99-1A, Class C1,
7.59s, 2025	100,000	12,000	—	—	—	—

FFCA Secured Lending
Corp. 144A
Ser. 00-1, Class A2,
7.77s, 2027	62,573	43,801	212,939	149,057	112,535	78,775
Ser. 00-1, Class X, IO,
1.248s, 2020	315,811	8,827	1,220,996	34,127	780,339	21,810

First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10,
Class 2A1, 5.722s, 2035	373,775	168,199	1,027,635	462,436	732,264	329,519

First Union National Bank-Bank
of America Commercial Mortgage
144A Ser. 01-C1, Class 3, IO,
1.683s, 2033	—	—	6,327,860	134,757	5,636,119	120,026

First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F,
7 1/2s, 2029	—	—	$580,000	465,604	538,000	431,888
Ser. 97-C2, Class G,
7 1/2s, 2029	71,000	31,950	185,000	83,250	288,000	129,600

First Union-Lehman Brothers-
Bank of America 144A
Ser. 98-C2, Class G, 7s, 2035	—	—	—	—	703,000	386,650

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3202, Class HM,
30.469s, 2036	$—	$—	$154,108	$204,774	$230,800	$306,680
IFB Ser. 3182, Class PS,
26 3/8s, 2032	211,103	281,398	—	—	394,998	526,528
IFB Ser. 3182, Class SP,
26 3/8s, 2032	201,835	209,077	—	—	—	—
IFB Ser. 3211, Class SI,
IO, 25.327s, 2036	182,898	79,590	—	—	—	—
IFB Ser. 2976, Class KL,
22.344s, 2035	148,785	173,381	475,107	553,647	455,700	531,032
IFB Ser. 2979, Class AS,
22.234s, 2034	—	—	114,852	137,041	115,505	137,820
IFB Ser. 3065, Class DC,
18.191s, 2035	153,737	185,933	—	—	439,463	531,497
IFB Ser. 2990, Class LB,
15.524s, 2034	147,016	160,141	498,857	543,390	477,447	520,068
IFB Ser. 3031, Class BS,
15.334s, 2035	172,856	199,751	—	—	—	—
IFB Ser. 2927, Class SI, IO,
7s, 2035	178,652	18,493	635,448	65,776	610,308	63,174
IFB Ser. 2828, Class GI,
IO, 6.944s, 2034	212,716	21,951	697,358	71,962	696,566	71,880
IFB Ser. 3184, Class SP, IO,
6.794s, 2033	156,467	14,039	1,475,801	132,421	1,185,654	106,386
IFB Ser. 3345, Class SI, IO,
6.764s, 2036	2,571,720	258,201	464,313	46,617	409,424	41,106
IFB Ser. 2869, Class JS, IO,
6.694s, 2034	434,990	28,546	1,426,048	93,584	1,424,427	93,478
IFB Ser. 2882, Class LS, IO,
6.644s, 2034	192,162	17,181	1,043,950	93,339	922,266	82,459
IFB Ser. 3149, Class SE, IO,
6.594s, 2036	—	—	1,016,690	94,298	853,490	79,161
IFB Ser. 3203, Class SH,
IO, 6.584s, 2036	90,861	9,208	858,451	86,997	689,814	69,907
IFB Ser. 2815, Class PT,
IO, 6.494s, 2032	211,125	13,063	750,192	46,416	720,449	44,575
IFB Ser. 2594, Class SE,
IO, 6.494s, 2030	199,490	10,326	—	—	—	—
IFB Ser. 2828, Class TI,
IO, 6.494s, 2030	119,632	10,545	364,308	32,112	365,391	32,207
IFB Ser. 3397, Class GS, IO,
6.444s, 2037	161,893	13,356	779,824	64,332	670,375	55,303
IFB Ser. 3311, Class BI, IO,
6.204s, 2037	1,890,031	159,716	2,569,139	217,104	—	—
IFB Ser. 3311, Class CI, IO,
6.204s, 2037	—	—	6,580,329	584,459	2,521,193	223,930
IFB Ser. 3297, Class BI, IO,
6.204s, 2037	1,157,976	101,321	3,043,015	266,258	2,555,616	223,611
IFB Ser. 3287, Class SD, IO,
6.194s, 2037	486,702	42,148	1,417,617	122,764	1,110,145	96,137

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3281, Class BI, IO,
6.194s, 2037	$237,696	$18,872	$578,138	$45,902	$485,360	$38,536
IFB Ser. 3281, Class CI, IO,
6.194s, 2037	187,748	14,847	873,634	69,085	754,777	59,686
IFB Ser. 3510, Class ID, IO,
6.194s, 2037	—	—	—	—	1,743,437	164,110
IFB Ser. 3249, Class SI, IO,
6.194s, 2036	253,849	24,349	507,699	48,697	423,082	40,581
IFB Ser. 3028, Class ES, IO,
6.194s, 2035	607,009	65,093	—	—	1,210,525	129,811
IFB Ser. 2922, Class SE, IO,
6.194s, 2035	260,222	21,485	905,805	74,787	868,435	71,702
IFB Ser. 3316, Class SA, IO,
6.174s, 2037	1,610,241	147,371	2,188,767	200,318	—	—
IFB Ser. 3236, Class ES, IO,
6.144s, 2036	353,604	22,720	912,823	58,652	1,032,351	66,332
IFB Ser. 3136, Class NS, IO,
6.144s, 2036	905,196	85,944	1,222,366	116,058	1,364,109	129,515
IFB Ser. 3118, Class SD, IO,
6.144s, 2036	418,026	32,070	1,455,340	111,652	1,395,202	107,038
IFB Ser. 2950, Class SM, IO,
6.144s, 2016	204,119	14,732	1,144,168	82,581	1,049,332	75,736
IFB Ser. 3256, Class S, IO,
6.134s, 2036	174,642	14,633	1,642,870	137,654	1,319,860	110,589
IFB Ser. 3031, Class BI, IO,
6.134s, 2035	138,646	12,741	389,597	35,803	390,983	35,930
IFB Ser. 3370, Class TS, IO,
6.114s, 2037	1,050,853	90,061	258,346	22,141	159,972	13,710
IFB Ser. 3244, Class SB, IO,
6.104s, 2036	315,829	23,839	830,004	62,649	697,264	52,630
IFB Ser. 3244, Class SG, IO,
6.104s, 2036	370,617	31,771	973,779	83,476	817,539	70,083
IFB Ser. 3236, Class IS, IO,
6.094s, 2036	569,709	42,483	1,498,016	111,706	1,257,263	93,753
IFB Ser. 3033, Class SG, IO,
6.094s, 2035	357,650	29,339	—	—	—	—
IFB Ser. 2962, Class BS, IO,
6.094s, 2035	609,662	36,579	2,136,281	128,173	2,035,066	122,100
IFB Ser. 3114, Class TS, IO,
6.094s, 2030	719,013	56,634	2,328,266	183,388	2,346,367	184,814
IFB Ser. 3128, Class JI, IO,
6.074s, 2036	513,478	45,730	1,405,832	125,203	1,593,133	141,884
IFB Ser. 2990, Class LI, IO,
6.074s, 2034	213,766	20,232	755,766	71,530	723,356	68,463
IFB Ser. 3240, Class S, IO,
6.064s, 2036	1,141,960	98,302	3,328,214	286,499	2,622,001	225,707
IFB Ser. 3229, Class BI, IO,
6.064s, 2036	75,922	5,564	253,565	18,583	322,116	23,607
IFB Ser. 3065, Class DI, IO,
6.064s, 2035	71,868	6,981	304,000	29,528	305,437	29,668

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3145, Class GI, IO,
6.044s, 2036	$422,885	$39,778	$1,157,829	$108,910	$1,312,400	$123,450
IFB Ser. 3114, Class GI, IO,
6.044s, 2036	143,914	12,405	407,276	35,106	448,291	38,642
IFB Ser. 3510, Class IB, IO,
6.044s, 2036	—	—	682,160	79,642	748,112	87,342
IFB Ser. 3339, Class JI, IO,
6.034s, 2037	1,023,543	66,696	2,865,455	186,718	2,456,658	160,080
IFB Ser. 3218, Class AS, IO,
6.024s, 2036	112,950	8,773	1,078,028	83,734	904,314	70,241
IFB Ser. 3221, Class SI, IO,
6.024s, 2036	458,378	35,916	1,204,919	94,411	1,011,397	79,248
IFB Ser. 3153, Class UI, IO,
6.014s, 2036	2,065,109	273,864	459,083	60,881	2,712,417	359,707
IFB Ser. 3153, Class QI,
IO, 5.994s, 2036	557,636	56,199	456,593	46,015	—	—
IFB Ser. 3202, Class PI, IO,
5.984s, 2036	1,290,602	104,194	4,829,979	389,939	5,279,036	426,192
IFB Ser. 3355, Class AI, IO,
5.944s, 2037	2,243,854	160,593	3,049,362	218,243	—	—
IFB Ser. 3355, Class MI,
IO, 5.944s, 2037	196,978	14,260	921,891	66,739	791,104	57,271
IFB Ser. 3349, Class AS,
IO, 5.944s, 2037	—	—	—	—	5,974,494	491,919
IFB Ser. 3510, Class IA,
IO, 5.944s, 2037	—	—	2,168,660	165,209	1,880,871	143,285
IFB Ser. 3201, Class SG,
IO, 5.944s, 2036	593,734	49,624	1,561,926	130,546	1,311,613	109,625
IFB Ser. 3203, Class SE,
IO, 5.944s, 2036	526,522	42,648	1,382,912	112,016	1,161,590	94,089
IFB Ser. 3238, Class LI,
IO, 5.934s, 2036	547,995	43,511	—	—	—	—
IFB Ser. 3171, Class PS,
IO, 5.929s, 2036	286,123	26,221	1,373,392	125,862	1,160,844	106,384
IFB Ser. 3510, Class CI,
IO, 5.924s, 2037	—	—	3,580,281	295,660	2,976,675	245,814
IFB Ser. 3152, Class SY,
IO, 5.924s, 2036	386,174	33,674	1,077,454	93,954	1,182,841	103,144
IFB Ser. 3510, Class DI,
IO, 5.924s, 2035	638,090	53,900	1,217,723	102,861	1,217,723	102,861
IFB Ser. 3181, Class PS, IO,
5.914s, 2036	183,811	16,545	874,522	78,716	740,105	66,617
IFB Ser. 3366, Class SA, IO,
5.894s, 2037	1,011,538	84,340	—	—	—	—
IFB Ser. 3284, Class BI, IO,
5.894s, 2037	359,817	27,864	945,871	73,249	794,532	61,529
IFB Ser. 3260, Class SA, IO,
5.894s, 2037	260,536	17,528	977,011	65,728	781,609	52,583
IFB Ser. 3199, Class S, IO,
5.894s, 2036	263,370	17,261	696,206	45,629	1,018,266	66,737

MORTGAGE-BACKED
SECURITIES* cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3284, Class LI, IO,
5.884s, 2037	$1,485,876	$126,053	$4,550,399	$386,029	$3,539,199	$300,244
IFB Ser. 3281, Class AI, IO,
5.874s, 2037	1,411,513	114,530	4,099,732	332,652	3,227,449	261,875
IFB Ser. 3359, Class SN, IO,
5.864s, 2037	1,544,002	119,034	2,098,729	161,800	—	—
IFB Ser. 3012, Class UI, IO,
5.864s, 2035	86,002	8,085	—	—	—	—
IFB Ser. 3311, Class EI, IO,
5.854s, 2037	114,132	8,858	1,111,241	86,242	986,492	76,561
IFB Ser. 3311, Class IA, IO,
5.854s, 2037	291,969	24,052	1,426,855	117,544	1,195,094	98,452
IFB Ser. 3311, Class IB, IO,
5.854s, 2037	291,969	24,052	1,426,855	117,544	1,195,094	98,452
IFB Ser. 3311, Class IC, IO,
5.854s, 2037	291,969	24,052	1,426,855	117,544	1,195,094	98,452
IFB Ser. 3311, Class ID, IO,
5.854s, 2037	291,969	24,052	1,426,855	117,544	1,195,094	98,452
IFB Ser. 3311, Class IE, IO,
5.854s, 2037	291,969	24,052	2,113,890	174,142	1,754,289	144,518
IFB Ser. 3510, Class AS, IO,
5.854s, 2037	419,178	33,987	8,681,140	703,867	7,799,284	632,366
IFB Ser. 3375, Class MS, IO,
5.844s, 2037	519,330	37,084	—	—	—	—
IFB Ser. 3240, Class GS, IO,
5.824s, 2036	706,262	55,682	2,036,136	160,529	1,607,871	126,765
IFB Ser. 3257, Class SI, IO,
5.764s, 2036	307,284	23,679	877,072	67,586	689,459	53,129
IFB Ser. 3225, Class JY, IO,
5.734s, 2036	1,332,672	108,729	3,809,109	310,774	2,995,929	244,429
IFB Ser. 3416, Class BI, IO,
5.694s, 2038	2,180,800	182,023	—	—	—	—
IFB Ser. 3339, Class TI, IO,
5.584s, 2037	199,189	14,907	1,878,070	140,555	1,508,984	112,932
IFB Ser. 3284, Class CI, IO,
5.564s, 2037	1,077,402	87,409	3,143,488	255,028	2,464,917	199,976
IFB Ser. 3016, Class SQ, IO,
5.554s, 2035	233,406	14,110	706,527	42,711	781,079	47,218
IFB Ser. 3012, Class WI, IO,
5.544s, 2035	145,230	11,445	—	—	—	—
IFB Ser. 3510, Class IC, IO,
5.524s, 2037	—	—	—	—	2,786,635	210,252
IFB Ser. 3012, Class IG, IO,
5.524s, 2035	337,738	35,957	—	—	—	—
IFB Ser. 248, IO, 5 1/2s, 2037	1,363,668	127,631	—	—	—	—
IFB Ser. 3510, Class BI, IO,
5.474s, 2037	—	—	3,955,484	282,184	3,039,114	216,810
IFB Ser. 3397, Class SQ, IO,
5.414s, 2037	714,556	53,079	3,328,786	247,269	2,874,782	213,545
IFB Ser. 3384, Class ST, IO,
5.344s, 2037	1,634,389	107,204	2,221,589	145,721	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
IFB Ser. 3424, Class UI, IO,
5.204s, 2037	$760,108	$52,034	$—	$—	$—	$—
Ser. 3327, Class IF, IO,
zero %, 2037	186,645	255	399,954	546	327,681	447
Ser. 246, PO, zero %, 2037	93,932	89,015	—	—	—	—
Ser. 3391, PO, zero %, 2037	—	—	82,007	70,749	82,007	70,749
Ser. 3292, Class DO, PO,
zero %, 2037	—	—	167,206	136,140	133,170	108,428
Ser. 3274, Class MO, PO,
zero %, 2037	—	—	80,828	75,559	108,309	101,249
Ser. 3300, PO, zero %, 2037	—	—	—	—	516,989	453,011
Ser. 3252, Class LO, PO,
zero %, 2036	—	—	373,720	338,620	242,603	219,817
Ser. 3226, Class YI, IO,
zero %, 2036	284,211	148	—	—	—	—
Ser. 3206, Class EO, PO,
zero %, 2036	—	—	66,720	62,287	66,720	62,287
Ser. 2858, Class MO, PO,
zero %, 2034	—	—	59,634	50,574	44,077	37,381
Ser. 2587, Class CO, PO,
zero %, 2032	85,457	79,593	—	—	840,043	782,404
Ser. 201, PO, zero %, 2029	—	—	279,415	237,863	263,822	224,589
Ser. 1208, Class F, PO,
zero %, 2022	6,319	5,255	—	—	—	—
FRB Ser. 3349, Class DO,
zero %, 2037	—	—	251,475	223,368	211,994	188,300
FRB Ser. 3326, Class XF,
zero %, 2037	—	—	422,890	404,585	360,375	344,777
FRB Ser. 3326, Class YF,
zero %, 2037	—	—	717,594	682,602	647,621	616,041
FRB Ser. 3263, Class TA,
zero %, 2037	—	—	113,929	114,591	92,297	92,833
FRB Ser. 3241, Class FH,
zero %, 2036	90,328	88,328	178,398	174,447	144,977	141,766
FRB Ser. 3231, Class XB,
zero %, 2036	—	—	46,978	46,021	38,170	37,392
FRB Ser. 3283, Class HF,
zero %, 2036	—	—	44,439	43,469	—	—
FRB Ser. 3231, Class X,
zero %, 2036	—	—	86,597	84,738	93,944	91,928
FRB Ser. 3147, Class SF,
zero %, 2036	—	—	315,570	316,718	235,874	236,733
FRB Ser. 3130, Class JF,
zero %, 2036	64,630	63,225	—	—	—	—
FRB Ser. 3117, Class AF,
zero %, 2036	—	—	73,869	65,745	—	—
FRB Ser. 3047, Class BD,
zero %, 2035	—	—	204,646	183,773	150,589	135,229
FRB Ser. 3326, Class WF,
zero %, 2035	245,408	224,963	489,959	449,140	511,411	468,805

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Freddie Mac
FRB Ser. 3036, Class AS,
zero %, 2035	$—	$—	$79,124	$71,380	$—	$—
FRB Ser. 3003, Class XF,
zero %, 2035	125,066	114,698	445,233	408,325	429,599	393,988
FRB Ser. 2980, Class BU,
zero %, 2035	51,130	49,449	188,470	182,276	138,834	134,270
FRB Ser. 3112, Class XM,
zero %, 2034	39,203	38,352	—	—	—	—
FRB Ser. 2947, Class GF,
zero %, 2034	92,946	85,533	190,436	175,248	140,039	128,870

GE Capital Commercial
Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO,
0.077s, 2043	11,553,510	56,978	20,478,127	100,992	19,691,634	97,113
Ser. 07-C1, Class XC, IO,
0.074s, 2019	25,485,065	88,133	71,243,582	246,375	56,155,923	194,199
Ser. 05-C3, Class XC, IO,
0.066s, 2045	24,850,128	61,710	48,273,464	119,877	48,646,354	120,803

GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F,
7.922s, 2036	56,000	55,877	75,000	74,835	112,000	111,753
Ser. 97-C1, Class X, IO,
1.11s, 2029	339,394	14,952	—	—	—	—
Ser. 05-C1, Class X1, IO,
0.216s, 2043	4,361,608	29,499	18,346,110	124,081	19,926,057	134,767

GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G,
6.974s, 2036	—	—	350,039	129,514	306,364	113,355
Ser. 06-C1, Class XC, IO,
0.07s, 2045	19,631,154	52,283	—	—	35,661,443	94,976

Government National
Mortgage Association
IFB Ser. 07-38, Class AS,
47.23s, 2037	209,329	292,219	—	—	767,540	1,071,470
IFB Ser. 06-34, Class SA,
36.27s, 2036	—	—	83,855	107,932	78,531	101,079
IFB Ser. 07-44, Class SP,
33.574s, 2036	—	—	634,803	799,753	500,435	630,470
IFB Ser. 05-84, Class SL,
18.979s, 2035	173,467	195,038	—	—	—	—
IFB Ser. 05-66, Class SP,
18.979s, 2035	—	—	261,283	303,040	262,764	304,756
Ser. 07-17, Class CI, IO,
7 1/2s, 2037	318,219	36,824	—	—	—	—
IFB Ser. 05-68, Class PU,
IO, 6.755s, 2032	546,892	48,707	—	—	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 04-59, Class SC,
IO, 6.644s, 2034	$141,705	$12,644	$673,920	$60,135	$570,981	$50,949
IFB Ser. 04-26, Class IS,
IO, 6.644s, 2034	597,494	41,553	75,116	5,224	56,813	3,951
IFB Ser. 07-47, Class SA,
IO, 6.544s, 2036	825,993	81,909	—	—	—	—
IFB Ser. 07-35, Class TY,
IO, 6.355s, 2035	—	—	1,936,533	106,955	1,575,358	87,007
IFB Ser. 07-36, Class SW,
IO, 6.355s, 2035	307,069	14,636	—	—	—	—
IFB Ser. 07-35, Class NY,
IO, 6.344s, 2035	565,259	47,426	89,724	7,528	—	—
IFB Ser. 07-22, Class S,
IO, 6.255s, 2037	348,811	31,025	908,996	80,850	765,470	68,084
IFB Ser. 05-84, Class AS,
IO, 6.255s, 2035	797,156	63,461	244,154	19,437	186,209	14,824
IFB Ser. 07-26, Class SD,
IO, 6.244s, 2037	297,820	18,558	1,460,016	90,977	1,223,530	76,241
IFB Ser. 07-51, Class SJ,
IO, 6.205s, 2037	236,495	19,913	1,130,827	95,216	957,760	80,643
IFB Ser. 07-53, Class SY,
IO, 6.19s, 2037	1,582,066	129,614	430,557	35,274	367,347	30,096
IFB Ser. 07-58, Class PS,
IO, 6.155s, 2037	613,394	46,180	472,901	35,603	3,276,329	246,662
IFB Ser. 04-88, Class S,
IO, 6.155s, 2032	720,819	47,587	73,597	4,859	54,116	3,573
IFB Ser. 07-59, Class PS,
IO, 6 1/8s, 2037	185,022	12,434	888,290	59,694	740,088	49,735
IFB Ser. 07-59, Class SP,
IO, 6 1/8s, 2037	578,079	40,888	3,908,477	276,450	1,480,177	104,694
IFB Ser. 07-68, Class PI, IO,
6.105s, 2037	186,266	13,094	1,303,868	91,658	1,024,468	72,017
IFB Ser. 07-48, Class SB, IO,
6.094s, 2037	123,518	8,506	1,177,050	81,061	987,582	68,013
IFB Ser. 07-74, Class SI, IO,
6.014s, 2037	831,010	50,442	104,323	6,332	79,314	4,814
IFB Ser. 07-17, Class AI, IO,
5.994s, 2037	675,602	52,754	3,725,584	290,912	3,101,629	242,191
IFB Ser. 07-78, Class SA, IO,
5.974s, 2037	650,147	49,818	—	—	—	—
IFB Ser. 06-26, Class S, IO,
5.955s, 2036	4,624,796	340,612	582,051	42,867	441,177	32,492
IFB Ser. 06-28, Class GI, IO,
5.955s, 2035	260,904	18,943	1,579,573	114,687	1,205,505	87,527
IFB Ser. 08-2, Class SM, IO,
5.944s, 2038	2,105,294	157,914	264,927	19,872	200,148	15,013
IFB Ser. 07-9, Class AI, IO,
5.944s, 2037	382,729	29,446	1,461,573	112,448	1,165,180	89,644
IFB Ser. 05-65, Class SI,
IO, 5.805s, 2035	128,136	8,873	825,234	57,147	829,453	57,440

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
IFB Ser. 05-71, Class SA,
IO, 5.804s, 2035	$1,018,328	$75,721	$120,410	$8,953	$89,448	$6,651
IFB Ser. 06-16, Class SX,
IO, 5.745s, 2036	1,608,457	108,072	202,253	13,589	153,126	10,289
IFB Ser. 07-17, Class IB,
IO, 5.705s, 2037	137,616	12,208	825,690	73,247	688,075	61,039
IFB Ser. 06-10, Class SM,
IO, 5.705s, 2036	1,160,437	77,239	—	—	3,952,479	263,077
IFB Ser. 06-14, Class S,
IO, 5.705s, 2036	269,726	17,955	1,294,686	86,185	1,096,267	72,976
IFB Ser. 05-57, Class PS,
IO, 5.705s, 2035	1,019,332	83,347	—	—	—	—
IFB Ser. 06-11, Class ST,
IO, 5.695s, 2036	168,440	10,933	805,053	52,256	682,086	44,274
IFB Ser. 07-17, Class IC,
IO, 5.694s, 2037	709,552	54,500	2,079,217	159,703	1,583,436	121,622
IFB Ser. 07-7, Class JI,
IO, 5.655s, 2037	234,319	11,441	2,228,524	108,810	1,869,567	91,283
IFB Ser. 07-25, Class KS,
IO, 5.644s, 2037	312,644	24,402	624,426	48,736	455,616	35,561
IFB Ser. 07-21, Class S,
IO, 5.644s, 2037	347,714	23,531	1,719,754	116,383	1,447,297	97,944
IFB Ser. 05-17, Class S,
IO, 5.635s, 2035	851,557	65,689	107,326	8,279	81,125	6,258
IFB Ser. 07-31, Class AI,
IO, 5.624s, 2037	233,024	23,877	1,127,328	115,513	968,980	99,288
IFB Ser. 07-62, Class S,
IO, 5.594s, 2037	946,149	61,878	119,482	7,814	90,358	5,909
IFB Ser. 05-3, Class SN,
IO, 5.555s, 2035	2,363,522	168,422	189,334	13,492	137,042	9,765
IFB Ser. 07-43, Class SC,
IO, 5.544s, 2037	130,452	8,631	1,216,485	80,481	992,210	65,644
IFB Ser. 04-41, Class SG,
IO, 5.455s, 2034	2,110,805	110,529	265,893	13,923	200,951	10,522
IFB Ser. 07-67, Class EI,
IO, 0.02s, 2037	—	—	3,105,827	788	1,177,368	299
IFB Ser. 07-67, Class GI,
IO, 0.02s, 2037	950,723	241	9,094,130	2,306	3,447,112	874
Ser. 07-73, Class MO,
PO, zero %, 2037	—	—	451,631	416,481	172,569	159,138
Ser. 06-36, Class OD, PO,
zero %, 2036	—	—	62,857	59,011	46,275	43,444
Ser. 99-31, Class MP, PO,
zero %, 2029	10,442	9,563	49,334	45,180	24,667	22,590
FRB Ser. 07-73, Class KI,
IO, zero %, 2037	—	—	4,513,106	12,118	1,728,901	4,642
FRB Ser. 07-73, Class KM,
zero %, 2037	—	—	450,990	359,164	173,211	137,943
FRB Ser. 07-49, Class UF,
zero %, 2037	39,653	37,926	76,092	72,776	63,589	60,818

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Government National
Mortgage Association
FRB Ser. 07-33, Class TB,
zero %, 2037	$274,381	$268,878	$—	$—	$—	$—
FRB Ser. 07-35, Class UF,
zero %, 2037	69,037	68,188	143,774	142,006	118,439	116,983
FRB Ser. 07-22, Class TA,
zero %, 2037	101,223	98,930	103,959	101,604	89,368	87,343
FRB Ser. 07-6, Class TD,
zero %, 2037	228,477	225,406	—	—	—	—
FRB Ser. 06-56, Class YF,
zero %, 2036	64,755	61,806	124,330	118,667	91,305	87,146
FRB Ser. 98-2, Class EA,
PO, zero %, 2028	13,906	12,387	2,653	2,363	—	—

Greenpoint Mortgage Funding
Trust Ser. 05-AR1, Class X1,
IO, 3.271s, 2045	376,326	7,527	1,045,443	20,909	999,917	19,998

Greenwich Capital Commercial
Funding Corp.
Ser. 07-GG9, Class A2,
5.381s, 2039	915,000	766,332	—	—	—	—
Ser. 05-GG5, Class A2,
5.117s, 2037 (F)	68,000	59,471	657,000	574,599	958,000	837,848
Ser. 05-GG5, Class XC,
IO, 0.066s, 2037	12,722,389	31,861	40,524,220	101,485	40,635,336	101,763

Greenwich Capital Commercial
Funding Corp. 144A
Ser. 05-GG3, Class XC, IO,
0.366s, 2042	10,263,001	99,551	28,365,621	275,147	24,257,915	235,302
Ser. 07-GG9, Class X, IO,
0.322s, 2039	3,155,200	38,264	17,147,610	207,954	8,776,304	106,433

GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	318,000	210,030	1,426,000	941,831	1,118,000	738,406
Ser. 06-GG6, Class A2,
5.506s, 2038	366,000	328,757	601,000	539,845	—	—

GS Mortgage Securities
Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	—	—	280,000	221,900	282,000	223,485
FRB Ser. 07-EOP, Class J,
1.368s, 2020	130,000	81,226	383,000	239,306	240,000	149,956
Ser. 06-GG8, Class X, IO,
0.666s, 2039	2,177,900	48,169	10,071,420	222,753	8,420,351	186,235

GS Mortgage Securities
Corp. II 144A
Ser. 04-C1, Class X1, IO,
0.364s, 2028	2,134,899	11,318	2,908,581	15,420	2,908,581	15,420
Ser. 03-C1, Class X1, IO,
0.238s, 2040	5,160,379	92,896	4,243,624	76,393	6,115,700	110,094
Ser. 06-GG6, Class XC, IO,
0.046s, 2038	3,448,046	6,722	34,502,194	67,262	24,928,680	48,598

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4,
8 1/2s, 2035	$29,760	$28,429	$—	$—	$58,693	$56,068
Ser. 05-RP3, Class 1A3,
8s, 2035	100,664	95,079	—	—	197,531	186,571
Ser. 05-RP3, Class 1A2,
7 1/2s, 2035	80,637	75,073	—	—	158,049	147,142

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3,
8s, 2035	62,692	61,353	171,131	167,476	163,930	160,428
Ser. 05-RP2, Class 1A2,
7 1/2s, 2035	67,970	65,779	187,288	181,249	178,792	173,026
Ser. 05-RP1, Class 1A2,
7 1/2s, 2035	85,597	78,602	—	—	—	—
IFB Ser. 04-4, Class 1AS,
IO, 5.619s, 2034	2,437,865	166,460	1,506,970	102,898	7,330,616	500,544

GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1,
4.828s, 2035	149,667	85,310	356,324	203,105	374,433	213,427

HASCO NIM Trust 144A
Ser. 05-OP1A, Class A,
6 1/4s, 2035 (Cayman Islands)
(In default)	—	—	48,565	874	53,330	960

HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1,
6.111s, 2037	2,823,929	1,327,247	3,691,126	1,734,829	1,479,201	695,224

HVB Mortgage Capital Corp.
Ser. 03-FL1A, Class K,
3.396s, 2022	118,000	48,203	—	—	—	—

IMPAC Secured Assets Corp.
FRB Ser. 07-2, Class 1A1A,
0.632s, 2037	789,079	423,401	3,300,733	1,771,095	3,232,428	1,734,444

IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
6.155s, 2036	716,007	310,446	497,163	215,560	467,425	202,666
FRB Ser. 07-AR15, Class 1A1,
6.093s, 2037	2,322,213	1,068,218	1,659,694	763,459	1,561,166	718,136
FRB Ser. 07-AR9, Class 2A1,
5.889s, 2037	2,402,914	1,129,370	1,698,427	798,261	1,577,302	741,332
FRB Ser. 05-AR31, Class 3A1,
5.574s, 2036	3,423,840	1,609,205	—	—	—	—

IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR5, Class 4A1,
5.486s, 2035	3,222,731	1,491,175	—	—	—	—
FRB Ser. 07-AR11, Class 1A1,
5.456s, 2037	732,058	263,541	1,562,308	562,431	1,363,293	490,786

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.063s, 2036	$1,231,166	$630,399	$—	$—	$—	$—
FRB Ser. 06-A1, Class 5A1,
5.939s, 2036	1,649,802	808,403	1,165,936	571,308	1,082,705	530,525
FRB Ser. 06-A6, Class 1A1,
0.682s, 2036	1,100,087	450,020	763,024	312,135	717,958	293,700

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F,
7.561s, 2029	64,000	43,520	204,000	138,720	204,000	138,720
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	528,000	188,180	2,280,000	812,593	—	—
FRB Ser. 07-LD12, Class A3,
5.99s, 2051	3,282,000	2,179,417	12,789,000	8,492,555	—	—
Ser. 07-CB20, Class A3,
5.863s, 2051	816,000	546,385	3,569,000	2,389,766	2,789,000	1,867,486
Ser. 07-LD12, Class A2,
5.827s, 2051	190,000	145,731	—	—	—	—
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	407,000	261,003	1,778,000	1,140,206	1,394,000	893,952
Ser. 06-CB15, Class A4,
5.814s, 2043	477,000	315,222	1,612,000	1,065,279	1,381,000	912,625
Ser. 07-CB20, Class A4,
5.794s, 2051	174,000	116,011	793,000	528,718	617,000	411,373
Ser. 05-LDP2, Class AM,
4.78s, 2042	100,000	49,296	420,000	207,042	400,000	197,182
Ser. 06-LDP8, Class X, IO,
0.573s, 2045	2,892,008	61,656	13,379,499	285,243	11,185,733	238,473
Ser. 06-CB17, Class X, IO,
0.513s, 2043 F	2,411,833	48,022	13,175,295	262,335	14,137,647	281,496
Ser. 08-C2, Class X, IO,
0.482s, 2051 F	71,318,326	919,981	—	—	—	—
Ser. 06-LDP9, Class X, IO,
0.455s, 2047 F	3,211,929	52,047	5,601,484	90,768	5,250,459	85,080
Ser. 06-CB16, Class X1, IO,
0.443s, 2045	3,291,447	28,223	15,227,282	130,568	12,730,698	109,161
Ser. 07-LDPX, Class X, IO,
0.347s, 2049 F	4,818,292	54,139	20,325,954	228,385	16,110,821	181,023

JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 00-C9, Class G,
6 1/4s, 2032	38,000	36,924	240,000	233,205	260,000	252,639
Ser. 03-ML1A, Class X1,
IO, 0.565s, 2039	628,804	18,685	—	—	—	—

JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 05-LDP2, Class X1,
IO, 0.201s, 2042 F	16,612,289	185,222	40,653,426	453,272	—	—
Ser. 05-CB12, Class X1,
IO, 0.111s, 2037 F	4,126,504	26,286	11,811,558	75,241	11,354,330	72,328

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

JPMorgan Chase Commercial
Mortgage Securities Corp. 144A
Ser. 05-LDP3, Class X1,
IO, 0.088s, 2042 F	$16,075,351	$82,175	$17,080,669	$87,314	$28,688,050	$146,649
Ser. 07-CB20, Class X1,
IO, 0.073s, 2051 F	6,851,605	47,414	38,544,893	266,737	31,215,639	216,018
Ser. 06-LDP6, Class X1,
IO, 0.062s, 2043 F	—	—	22,642,607	74,153	16,323,648	53,459

Key Commercial Mortgage
Ser. 07-SL1, Class A2,
5.534s, 2040	1,091,000	465,901	—	—	—	—
Ser. 07-SL1, Class A1,
5.271s, 2040	661,507	478,018	—	—	—	—

LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F,
6.41s, 2031	—	—	149,428	108,097	136,004	98,386
Ser. 99-C1, Class G,
6.41s, 2031	—	—	159,961	30,757	145,590	27,994
Ser. 98-C4, Class G,
5.6s, 2035	—	—	132,000	105,600	127,000	101,600
Ser. 98-C4, Class H,
5.6s, 2035	—	—	223,000	38,104	215,000	36,738

LB-UBS Commercial
Mortgage Trust
Ser. 07-C6, Class A2,
5.845s, 2012	1,022,000	863,400	—	—	—	—
Ser. 06-C7, Class A2,
5.3s, 2038	173,000	147,048	—	—	—	—
Ser. 04-C7, Class A6,
4.786s, 2029	121,000	97,788	362,000	292,555	400,000	323,265
Ser. 07-C2, Class XW,
IO, 0.541s, 2040	1,180,074	23,964	4,593,504	93,281	3,616,099	73,432
Ser. 07-C7, Class XW,
IO, 0.373s, 2045	903,386	13,529	5,317,384	79,635	1,309,110	19,606

LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.719s, 2038	1,777,803	44,847	9,501,535	239,687	10,215,644	257,701
Ser. 03-C5, Class XCL, IO,
0.243s, 2037	1,318,138	22,075	6,088,722	101,968	5,089,089	85,227
Ser. 05-C3, Class XCL, IO,
0.205s, 2040	3,158,725	43,638	14,152,877	195,522	11,667,962	161,193
Ser. 05-C2, Class XCL, IO,
0.165s, 2040	14,649,969	100,187	29,266,728	200,146	38,814,070	265,438
Ser. 05-C7, Class XCL, IO,
0.139s, 2040	12,206,444	66,060	31,700,404	171,559	31,785,480	172,020

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

LB-UBS Commercial
Mortgage Trust 144A
Ser. 05-C5, Class XCL, IO,
0.137s, 2020	$4,929,341	$44,404	$13,735,362	$123,728	$14,801,693	$133,334
Ser. 06-C7, Class XCL, IO,
0.118s, 2038	3,348,444	33,606	16,419,528	164,790	15,379,738	154,354
Ser. 06-C1, Class XCL, IO,
0.081s, 2041	10,455,298	67,980	—	—	30,443,135	197,941
Ser. 07-C2, Class XCL, IO,
0.061s, 2040	10,136,459	73,647	39,473,587	286,799	31,072,296	225,759

Lehman Brothers Floating Rate
Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H,
1.506s, 2017	175,000	105,000	184,000	110,400	214,000	128,400
FRB Ser. 05-LLFA, Class J,
1.356s, 2018	23,000	11,500	93,000	46,500	89,000	44,500

Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
37.789s, 2036	—	—	120,843	137,264	120,843	137,264
IFB Ser. 07-5, Class 4A3,
36.949s, 2037	148,034	148,033	642,249	642,249	548,186	548,186
IFB Ser. 06-7, Class 4A2,
IO, 7.228s, 2036	—	—	752,006	67,034	809,480	72,157
IFB Ser. 07-5, Class 8A2,
IO, 7.198s, 2036	—	—	1,071,557	81,606	910,896	69,370
Ser. 07-1, Class 3A2, IO,
6.728s, 2037	—	—	1,166,640	96,792	1,061,379	88,059
IFB Ser. 07-4, Class 3A2,
IO, 6.678s, 2037	265,629	18,554	1,074,399	75,047	923,338	64,496
IFB Ser. 06-5, Class 2A2,
IO, 6.628s, 2036	524,029	41,922	1,449,278	115,942	1,630,700	130,456
IFB Ser. 07-2, Class 2A13,
IO, 6.168s, 2037	—	—	1,821,189	145,695	1,562,073	124,966
IFB Ser. 07-4, Class 2A2,
IO, 6.148s, 2037	1,090,952	73,639	4,472,442	301,890	3,824,369	258,145
IFB Ser. 07-1, Class 2A3,
IO, 6.108s, 2037	1,289,451	109,603	3,135,690	266,534	1,869,218	158,883
Ser. 06-9, Class 2A3, IO,
6.098s, 2036	—	—	2,276,200	157,072	2,097,192	144,719
IFB Ser. 06-9, Class 2A2,
IO, 6.098s, 2037	1,246,624	84,017	1,668,784	112,469	1,531,518	103,218
IFB Ser. 06-7, Class 2A4,
IO, 6.028s, 2036	—	—	2,636,365	184,546	2,833,975	198,378
IFB Ser. 06-7, Class 2A5,
IO, 6.028s, 2036	—	—	2,477,074	179,588	2,662,706	193,046
IFB Ser. 06-6, Class 1A2,
IO, 5.978s, 2036	—	—	898,472	69,632	993,764	77,017
IFB Ser. 06-6, Class 1A3,
IO, 5.978s, 2036	—	—	1,364,903	105,780	1,505,483	116,675
IFB Ser. 07-5, Class 10A2,
IO, 5.818s, 2037	523,726	40,589	2,148,254	166,490	1,837,042	142,371

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

MASTR Adjustable Rate
Mortgages Trust
Ser. 04-7, Class 2A1,
5.499s, 2034	$11,243	$6,339	$27,687	$15,610	$27,757	$15,650
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	103,143	387	351,442	1,318	338,326	1,269
Ser. 05-2, Class 7AX, IO,
0.17s, 2035	312,159	624	1,063,437	2,127	1,024,050	2,048

MASTR Alternative Loans
Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,409,596	717,132	995,954	506,691	925,005	470,596

MASTR Reperforming Loan
Trust 144A
Ser. 05-2, Class 1A3,
7 1/2s, 2035	116,386	102,527	—	—	441,696	389,097
Ser. 05-1, Class 1A4,
7 1/2s, 2034	87,404	91,474	243,482	254,819	232,333	243,151

Merit Securities Corp. 144A
FRB Ser. 11PA, Class 3A1,
1.143s, 2027	254,417	163,754	370,807	238,668	305,162	196,416

Merrill Lynch Capital Funding
Corp. Ser. 06-4, Class XC,
IO, 0.148s, 2049	16,093,707	136,682	47,100,286	400,018	40,282,433	342,115

Merrill Lynch Floating Trust
144A FRB Ser. 06-1, Class TM,
1.056s, 2022	554,794	277,397	491,817	245,909	579,784	289,892

Merrill Lynch Mortgage
Investors, Inc.
FRB Ser. 98-C3, Class E,
6.413s, 2030	—	—	137,000	86,193	127,000	79,902
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	371,956	264,925	1,080,257	769,411	1,174,565	836,582
Ser. 96-C2, Class JS, IO,
2.27s, 2028	241,086	8,207	142,187	4,840	54,251	1,847

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.829s, 2050	219,000	134,763	981,000	603,666	771,000	474,441
FRB Ser. 07-C1, Class A4,
5.829s, 2050	191,000	115,594	645,000	390,356	552,000	334,072
FRB Ser. 07-C1, Class A2,
5.725s, 2050	248,000	182,786	—	—	—	—
Ser. 05-MCP1, Class XC,
IO, 0.135s, 2043	4,405,141	31,662	14,910,372	107,168	14,341,874	103,082

Merrill Lynch Mortgage
Trust 144A
Ser. 04-KEY2, Class XC,
IO, 0.233s, 2039	2,670,950	35,995	7,288,601	98,225	8,626,292	116,253
Ser. 05-LC1, Class X,
IO, 0.1s, 2044	2,403,891	12,237	7,247,908	36,894	7,976,418	40,602

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%

	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3,
5.957s, 2049	$417,000	$254,337	$2,122,000	$1,294,251	$—	$—
FRB Ser. 07-8, Class A2,
5.92s, 2049	257,000	164,093	1,160,000	740,652	905,000	577,837
Ser. 07-9, Class A4,
5.748s, 2049	680,000	376,036	—	—	—	—
Ser. 06-1, Class A2,
5.439s, 2039	352,000	319,938	—	—	—	—

Merrill Lynch/Countrywide
Commercial Mortgage
Trust 144A Ser. 07-7,
Class X, IO, 0.019s, 2050	11,783,848	25,045	77,250,773	164,189	61,058,415	129,774

Mezz Cap Commercial
Mortgage Trust Ser. 07-C5,
Class X, 3.785s, 2017	—	—	644,954	64,495	542,121	54,212

Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO,
6.004s, 2040	200,401	26,052	510,113	66,315	499,565	64,944
Ser. 05-C3, Class X, IO,
5.555s, 2044	404,500	46,518	639,970	73,597	640,947	73,709
Ser. 06-C4, Class X, IO,
5.454s, 2016	968,901	99,918	2,426,549	250,238	2,496,234	257,424

Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO,
1.505s, 2043	891,483	17,830	2,586,191	51,724	4,161,440	83,229

Morgan Stanley Capital I
Ser. 98-CF1, Class D,
7.35s, 2032	49,596	40,816	—	—	—	—
FRB Ser. 08-T29, Class A3,
6.28s, 2043	176,000	128,922	533,000	390,428	506,000	370,650
FRB Ser. 06-IQ11, Class A4,
5.772s, 2042	477,000	307,500	1,612,000	1,039,182	1,381,000	890,267
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	99,000	29,700	458,000	137,400	356,000	106,800
Ser. 07-IQ14, Class A2,
5.61s, 2049	854,000	635,336	—	—	—	—
Ser. 05-HQ6, Class A4A,
4.989s, 2042	79,000	58,286	516,000	380,703	571,000	421,282
Ser. 04-HQ4, Class A7,
4.97s, 2040	144,000	116,895	427,000	346,627	473,000	383,969

Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5,
5.124s, 2039	—	—	395,000	31,600	340,000	27,200
Ser. 04-RR, Class F6,
5.124s, 2039	—	—	395,000	27,650	350,000	24,500
Ser. 07-HQ13, Class X1,
IO, 0.67s, 2044	5,071,664	96,615	23,167,264	441,336	—	—
Ser. 05-HQ5, Class X1,
IO, 0.092s, 2042	3,057,272	13,238	8,382,406	36,296	6,598,319	28,571

MORTGAGE-BACKED
SECURITIES* cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Morgan Stanley Mortgage Loan
Trust Ser. 05-5AR, Class 2A1,
4.82s, 2035	$281,845	$140,922	$497,043	$248,521	$835,096	$417,548

Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E,
7.097s, 2030	53,000	31,800	215,000	129,000	206,000	123,600
Ser. 97-MC2, Class X, IO,
1.215s, 2012 F	831	1	230	1	—	—

Nomura Asset Acceptance
Corp. Ser. 04-R3, Class PT,
7.243s, 2035	64,327	55,098	85,124	72,911	83,189	71,255

Nomura Asset Acceptance
Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	—	—	73,676	70,098	67,752	64,462

PNC Mortgage Acceptance
Corp. 144A
Ser. 99-CM1, Class B3,
7.1s, 2032	—	—	—	—	757,000	638,776
Ser. 00-C1, Class J,
6 5/8s, 2010	—	—	118,000	37,016	189,000	59,289
Ser. 00-C2, Class J,
6.22s, 2033	—	—	276,000	136,565	291,000	143,987

Residential Asset Mortgage
Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	83,482	83,317	272,169	271,629	171,224	170,884

Residential Asset
Securitization Trust
IFB Ser. 07-A3, Class 2A2,
IO, 6.168s, 2037	946,234	68,602	4,147,364	300,684	3,557,306	257,905
Ser. 07-A5, Class 2A3,
6s, 2037	3,391,163	1,763,405	4,006,616	2,083,440	—	—

Saco I Trust FRB Ser. 05-10,
Class 1A1, 0.782s, 2033	106,747	50,749	195,101	92,753	214,808	102,122

Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 0.664s, 2036	2,530,069	80,456	9,390,118	298,606	8,225,704	261,577

SBA CMBS Trust 144A
Ser. 05-1A, Class D,
6.219s, 2035	—	—	200,000	180,000	200,000	180,000

STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	—	—	172,000	125,560	165,000	120,450
Ser. 03-1A, Class M, 5s, 2018	—	—	116,000	63,800	112,000	61,600
Ser. 04-1A, Class K, 5s, 2018	100,000	61,000	—	—	—	—
Ser. 04-1A, Class L, 5s, 2018	—	—	76,000	42,560	74,000	41,440

Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	741,022	326,050	3,677,575	1,618,133	3,028,877	1,332,706
FRB Ser. 06-9, Class 1A1,
5.674s, 2036	1,263,798	573,354	539,644	244,823	—	—

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Structured Adjustable Rate
Mortgage Loan Trust
Ser. 04-8, Class 1A3,
5.331s, 2034	$7,159	$3,285	$3,539	$1,624	$6,515	$2,990
FRB Ser. 05-18, Class 6A1,
5.253s, 2035	171,866	91,089	422,802	224,085	446,963	236,890
Ser. 05-9, Class AX, IO,
1.341s, 2035	1,394,650	23,709	3,793,553	64,490	3,627,442	61,667
Ser. 04-19, Class 2A1X, IO,
1.176s, 2035	398,856	4,707	—	—	—	—

Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A,
0.872s, 2034	39,874	25,121	154,232	97,166	159,496	100,482

Structured Asset
Securities Corp.
IFB Ser. 07-4, Class 1A3,
IO, 5.728s, 2037	3,457,586	250,675	9,916,894	718,975	10,154,670	736,214
Ser. 07-4, Class 1A4, IO,
1s, 2037	3,428,056	70,035	10,507,900	214,676	10,743,644	219,493

Structured Asset Securities
Corp. 144A
Ser. 07-RF1, Class 1A, IO,
5.299s, 2037	—	—	4,282,196	278,343	3,402,953	221,192
Ser. 08-RF1, Class AI, IO,
4.376s, 2037	—	—	13,787,555	620,440	—	—
Ser. 06-RF4, Class 1A, IO,
0.356s, 2036	—	—	2,079,618	111,914	1,777,026	95,630

Terwin Mortgage Trust 144A FRB
Ser. 06-9HGA, Class A1,
0.602s, 2037	66,191	57,784	—	—	—	—

Wachovia Bank Commercial
Mortgage Trust
Ser. 06-C26, Class A2,
5.935s, 2045	270,000	233,512	—	—	—	—
FRB Ser. 07-C33, Class A3,
5.903s, 2051	327,000	211,753	1,665,000	1,078,193	—	—
FRB Ser. 07-C33, Class A2,
5.858s, 2051	88,000	75,249	—	—	—	—
FRB Ser. 07-C32, Class A2,
5.736s, 2049	329,000	266,679	—	—	—	—
Ser. 07-C31, Class A2,
5.421s, 2047	497,000	392,090	—	—	—	—
Ser. 07-C30, Class A3,
5.246s, 2043	6,500,000	4,863,957	1,882,000	1,408,303	—	—
Ser. 04-C15, Class A4,
4.803s, 2041	215,000	171,965	637,000	509,495	705,000	563,884
Ser. 06-C28, Class XC, IO,
0.38s, 2048	3,125,915	39,187	10,891,533	136,538	10,973,976	137,571

MORTGAGE-BACKED
SECURITIES cont.	Growth 7.3%		Balanced 12.7%		Conservative 15.7%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Wachovia Bank Commercial
Mortgage Trust
Ser. 06-C29, IO,
0.374s, 2048	$17,904,466	$266,630	$47,067,988	$700,927	$—	$—
Ser. 07-C34, IO,
0.355s, 2046	4,737,168	73,605	10,621,744	165,039	8,753,593	136,012

Wachovia Bank Commercial
Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L,
3.856s, 2018	—	—	164,000	41,000	156,000	39,000
Ser. 03-C3, Class IOI, IO,
0.498s, 2035	466,018	10,690	3,501,410	80,321	3,504,757	80,398
Ser. 07-C31, IO, 0.261s, 2047	9,178,285	89,468	35,740,818	348,394	28,133,591	274,240
Ser. 05-C18, Class XC, IO,
0.112s, 2042	12,508,103	75,605	21,343,406	129,010	24,644,984	148,967
Ser. 06-C27, Class XC, IO,
0.096s, 2045	3,755,001	18,385	17,370,720	85,050	14,522,508	71,105
Ser. 06-C23, Class XC, IO,
0.055s, 2045	4,834,306	14,592	31,863,905	96,180	34,976,876	105,576
Ser. 06-C26, Class XC, IO,
0.04s, 2045	17,457,875	31,966	13,905,899	25,462	8,612,032	15,769

WAMU Commercial Mortgage
Securities Trust 144A
Ser. 05-C1A, Class G,
5.72s, 2036	—	—	46,000	9,578	44,000	9,161
Ser. 07-SL2, Class A1,
5.316s, 2049	1,782,795	980,538	—	—	—	—
Ser. 06-SL1, Class X, IO,
0.936s, 2043	437,687	12,693	2,341,092	67,892	2,516,939	72,991
Ser. 07-SL2, Class X, IO,
0.85s, 2049	1,306,460	33,589	5,559,063	142,924	4,403,639	113,218

WAMU Mortgage Pass-Through
Certificates 144A Ser. 04-RP1,
Class 1S, IO, 5.191s, 2034	2,329,901	147,247	4,791,705	302,831	3,149,774	199,063

Washington Mutual Asset
Securities Corp. 144A
Ser. 05-C1A, Class F,
5.3s, 2036	107,000	53,500	—	—	—	—

Washington Mutual Mortgage
Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	75,986	5,129	346,979	23,421	277,045	18,701

Wells Fargo Mortgage Backed
Securities Trust Ser. 05-AR10,
Class 2A18, IO, 0.61s, 2035	—	—	9,846,000	575	9,480,000	554

Total mortgage-backed
securities (cost $125,403,922,
$168,253,119 and $131,826,708)		$98,580,230		$151,794,887		$128,371,827

ASSET-BACKED SECURITIES*	Growth 1.6%		Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2,
1.212s, 2035	$—	$—	$76,189	$37,626	$68,571	$33,864
FRB Ser. 05-4, Class A2C,
0.732s, 2035	—	—	177,968	146,280	142,374	117,024

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.672s, 2036	107,000	33,187	475,000	147,328	377,000	116,932
FRB Ser. 06-HE3, Class A2C,
0.672s, 2036	119,000	46,750	549,000	215,681	436,000	171,287

Ace Securities Corp. 144A
Ser. 03-MH1, Class M2,
6 1/2s, 2030	415,908	266,704	200,560	128,611	—	—

Advanta Business Card Master
Trust FRB Ser. 04-C1, Class C,
1.595s, 2013	159,000	18,587	—	—	212,000	24,783

Aegis Asset Backed Securities
Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035
(In default)	8,939	1	12,634	1	12,515	1

AFC Home Equity Loan Trust
Ser. 99-2, Class 1A,
0.932s, 2029	283,773	122,510	528,099	227,990	375,680	162,188

American Express Credit
Account Master Trust 144A
Ser. 04-C, Class C,
1.056s, 2012	11,643	10,919	71,061	66,645	57,009	53,467

Ameriquest Mortgage
Securities, Inc.
FRB Ser. 06-R1, Class M10,
3.022s, 2036	—	—	142,000	1,593	261,000	2,928
FRB Ser. 03-8, Class M2,
2.272s, 2033	—	—	188,951	50,020	170,148	45,042
FRB Ser. 04-R10, Class A5,
0.912s, 2034	50	39	—	—	—	—
FRB Ser. 04-R11, Class A2,
0.892s, 2034	8,360	6,267	—	—	—	—

Arcap REIT, Inc. 144A
Ser. 03-1A, Class E,
7.11s, 2038	—	—	286,000	40,040	223,000	31,220
Ser. 04-1A, Class E,
6.42s, 2039	—	—	240,272	31,235	227,202	29,536

Argent Securities, Inc.
FRB Ser. 03-W3, Class M3,
2.792s, 2033	—	—	22,925	2,702	20,633	2,432
FRB Ser. 06-W4, Class A2C,
0.682s, 2036	211,000	101,835	975,000	470,565	775,000	374,039

Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2,
1.522s, 2033	—	—	180,385	112,459	162,118	101,071
FRB Ser. 05-WMC1, Class M1,
0.962s, 2035	29,000	13,630	583,000	274,010	404,000	189,880

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Asset Backed Securities Corp.
Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2,
0.902s, 2034	$126	$50	$—	$—	$—	$—
FRB Ser. 04-HE6, Class A2,
0.882s, 2034	77,763	48,770	275,390	172,714	264,196	165,694
FRB Ser. 06-HE2, Class A3,
0.712s, 2036	34,535	19,923	160,766	92,746	128,018	73,853
FRB Ser. 06-HE4, Class A5,
0.682s, 2036	136,737	83,162	627,072	381,381	503,400	306,164
FRB Ser. 06-HE7, Class A4,
0.662s, 2036	—	—	324,000	60,210	252,000	46,830

BankAmerica Manufactured
Housing Contract Trust Ser. 97-2,
Class M, 6.9s, 2028	778,000	676,860	370,000	321,900	—	—

Bay View Auto Trust
Ser. 05-LJ2, Class D,
5.27s, 2014	62,000	51,836	139,000	116,214	134,000	112,033
Ser. 05-LJ2, Class C,
4.92s, 2014	100,000	98,846	46,000	45,469	45,000	44,481

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1,
1.523s, 2039	—	—	723,981	479,031	950,716	629,052
FRB Ser. 04-D, Class A,
0.913s, 2044	60,165	52,838	196,659	172,708	191,989	168,607

Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
1.872s, 2038	34,430	22,379	102,487	66,617	80,068	52,044
FRB Ser. 03-SSRA, Class A,
1.222s, 2038	34,430	24,100	102,487	71,741	80,068	56,048
FRB Ser. 04-SSRA, Class A1,
1.122s, 2039	89,843	56,601	130,582	82,267	126,535	79,717

Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 06-PC1, Class M9,
2.272s, 2035 F	—	—	—	—	100,000	998
FRB Ser. 05-HE1, Class M3,
1.452s, 2035	—	—	210,000	96,893	189,000	87,203
FRB Ser. 03-3, Class A2,
1.112s, 2043	96,867	74,516	336,365	258,752	265,431	204,185
FRB Ser. 03-1, Class A1,
1.022s, 2042	92,576	64,203	264,121	183,174	187,908	130,319
FRB Ser. 05-3, Class A1,
0.972s, 2035	75,349	35,944	—	—	—	—
FRB Ser. 03-ABF1, Class A,
0.892s, 2034	25,836	15,425	—	—	—	—

Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4,
8.29s, 2030	3,238,041	1,434,410	2,013,527	891,966	390,728	173,087
Ser. 00-A, Class A2,
7.575s, 2030	732,615	319,704	341,887	149,195	—	—

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Bombardier Capital Mortgage
Securitization Corp.
Ser. 99-B, Class A-5,
7.44s, 2020	$151,530	$59,097	$1,442,063	$562,404	$1,129,532	$440,517
Ser. 99-B, Class A3,
7.18s, 2015	73,240	30,273	1,433,223	592,407	1,110,590	459,050
Ser. 99-B, Class A2,
6.975s, 2012	—	—	47,985	21,613	61,875	27,869

Chase Funding Loan Acquisition
Trust FRB Ser. 04-AQ1,
Class A2, 0.922s, 2034	81,326	35,582	—	—	—	—

Citigroup Mortgage Loan
Trust, Inc.
FRB Ser. 05-OPT1, Class M1,
0.942s, 2035	44,358	23,435	200,967	106,176	157,515	83,219
Ser. 03-HE3, Class A,
0.902s, 2033	557,331	371,662	—	—	—	—

Citigroup Mortgage Loan
Trust, Inc. 144A FRB Ser. 03-HE4,
Class A, 0.932s, 2033	192,846	142,224	—	—	—	—

Conseco Finance
Securitizations Corp.
Ser. 02-2, Class A, IO,
8 1/2s, 2033	258,097	21,364	382,914	31,696	241,172	19,963
Ser. 00-4, Class A6,
8.31s, 2032	139,519	72,550	2,331,340	1,212,297	2,288,279	1,189,905
Ser. 00-5, Class A7,
8.2s, 2032	—	—	1,231,000	731,327	817,000	485,373
Ser. 00-5, Class A6,
7.96s, 2032	441,514	274,280	1,745,338	1,084,246	1,598,698	993,150
Ser. 02-1, Class M1F,
7.954s, 2033	—	—	510,000	260,233	676,000	344,936
Ser. 02-2, Class M1,
7.424s, 2033	83,000	35,073	216,000	91,275	154,000	65,076
Ser. 01-4, Class A4,
7.36s, 2033	352,214	260,795	882,272	653,273	264,682	195,982
Ser. 00-6, Class A5,
7.27s, 2031	156,989	108,334	408,308	281,764	290,567	200,513
Ser. 01-1, Class A5,
6.99s, 2032	1,075,501	688,321	4,289,964	2,745,577	3,823,336	2,446,935
Ser. 01-3, Class A4,
6.91s, 2033	127,529	88,875	480,921	335,157	387,964	270,374
Ser. 02-1, Class A,
6.681s, 2033	140,619	118,423	438,967	369,680	132,620	111,687
FRB Ser. 02-1, Class M1A,
3.311s, 2033	725,000	225,428	1,996,000	620,627	1,264,000	393,022

Countrywide Asset Backed
Certificates
FRB Ser. 05-BC3, Class M1,
1.042s, 2035	47,000	32,826	210,000	146,671	166,000	115,940
FRB Ser. 04-6, Class 2A5,
0.912s, 2034	37,531	24,850	335,850	222,379	281,410	186,332

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Countrywide Asset Backed
Certificates
FRB Ser. 04-5, Class 4A3,
0.842s, 2034	$39,103	$23,751	$137,734	$83,660	$132,598	$80,540
FRB Ser. 05-14, Class 3A2,
0.762s, 2036	21,889	17,222	99,108	77,976	77,827	61,233

Credit-Based Asset Servicing and
Securitization FRB Ser. 02-CB2,
Class A2, 1.622s, 2032	32,020	17,058	—	—	—	—

Credit-Based Asset Servicing
and Securitization 144A
Ser. 06-MH1, Class B1,
6 1/4s, 2036	—	—	291,000	125,027	186,000	79,914
Ser. 06-MH1, Class M1,
6 1/4s, 2036	843,000	397,053	236,000	111,156	314,000	147,894
Ser. 06-MH1, Class M2,
6 1/4s, 2036	228,000	146,621	110,000	70,739	123,000	79,099

Crest, Ltd. 144A Ser. 03-2A,
Class D2, 6.723s, 2038	—	—	339,000	101,700	313,000	93,900

CS First Boston Mortgage
Securities Corp. 144A
Ser. 04-FR1N, Class A, 5s,
2034 (In default)	16,582	1	23,162	1	25,268	1

Equifirst Mortgage Loan Trust
FRB Ser. 05-1, Class M5,
1.192s, 2035	—	—	86,000	11,807	78,000	10,710

Fieldstone Mortgage
Investment Corp.
FRB Ser. 05-1, Class M3,
1.062s, 2035	—	—	143,000	118,560	138,000	114,413

First Franklin Mortgage Loan
Asset Backed Certificates FRB
Ser. 06-FF7, Class 2A3,
0.672s, 2036	163,000	59,088	744,000	269,700	583,000	211,338

Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4,
0.852s, 2036	231,000	117,891	1,045,000	533,314	816,000	416,444
FRB Ser. 06-2, Class 2A3,
0.692s, 2036	392,000	217,312	1,688,000	935,772	1,342,000	743,961

GE Corporate Aircraft
Financing, LLC 144A
FRB Ser. 05-1A, Class C,
1.822s, 2019	—	—	269,000	126,430	271,000	127,370
Ser. 04-1A, Class B,
1.372s, 2018	9,892	7,518	10,783	8,195	10,486	7,969

Gears Auto Owner Trust 144A
Ser. 05-AA, Class E1,
8.22s, 2012	—	—	443,000	361,309	442,000	360,493

GEBL 144A
Ser. 04-2, Class D,
3.306s, 2032 F	—	—	112,266	11,153	138,075	13,717
Ser. 04-2, Class C,
1.406s, 2032 F	—	—	83,877	16,678	138,075	27,455

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Granite Mortgages PLC
FRB Ser. 03-3, Class 1C,
3.593s, 2044	$77,405	$9,289	$148,359	$17,803	$—	$—
FRB Ser. 03-2, Class 1C,
2.975s, 2043 F	176,004	21,121	—	—	—	—

Green Tree Financial Corp.
Ser. 94-4, Class B2,
8.6s, 2019	1,230,337	725,899	552,595	326,031	—	—
Ser. 96-8, Class A7,
8.05s, 2027	16,732	14,190	—	—	—	—
Ser. 96-5, Class M1,
8.05s, 2027	—	—	238,206	130,832	322,794	177,291
Ser. 96-6, Class M1,
7.95s, 2027	2,582,000	1,427,097	1,222,000	675,412	1,077,000	595,269
Ser. 99-5, Class A5,
7.86s, 2030	659,682	416,457	2,547,311	1,608,117	2,081,169	1,313,842
Ser. 97-2, Class A7,
7.62s, 2028	162,202	133,703	119,007	98,097	85,509	70,485
Ser. 96-2, Class M1,
7.6s, 2026	1,460,000	838,674	691,000	396,934	609,000	349,830
Ser. 97-6, Class A9,
7.55s, 2029	62,119	46,815	—	—	116,006	87,426
Ser. 97-4, Class A7,
7.36s, 2029	13,062	10,806	40,118	33,191	86,455	71,528
Ser. 97-3, Class A6,
7.32s, 2028	1,917	1,466	—	—	—	—
Ser. 96-10, Class A6,
7.3s, 2028	15,307	13,731	—	—	—	—
Ser. 95-8, Class M1,
7.3s, 2026	52,281	45,739	—	—	—	—
Ser. 96-10, Class M1,
7.24s, 2028	—	—	449,000	262,081	625,000	364,813
Ser. 97-6, Class M1,
7.21s, 2029	293,000	142,014	688,000	333,467	946,000	458,517
Ser. 96-2, Class A4,
7.2s, 2027	147,199	136,040	—	—	—	—
Ser. 97-3, Class A5,
7.14s, 2028	22,175	16,855	159,780	121,448	115,127	87,507
Ser. 97-6, Class A8,
7.07s, 2029	31,197	27,127	—	—	35,118	30,537
Ser. 95-10, Class B1,
7.05s, 2027	311,648	168,613	—	—	—	—
Ser. 93-4, Class A5,
7.05s, 2019	6,314	5,503	—	—	—	—
Ser. 98-4, Class A7,
6.87s, 2030	47,385	32,094	120,284	81,470	85,455	57,879
Ser. 97-7, Class A8,
6.86s, 2029	6,221	5,268	24,318	20,594	52,407	44,382
Ser. 93-3, Class B,
6.85s, 2018	162,808	95,490	76,056	44,608	—	—
Ser. 99-3, Class A7,
6.74s, 2031	99,679	83,151	135,674	113,177	139,366	116,257

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Green Tree Financial Corp.
Ser. 98-6, Class A7,
6.45s, 2030	$—	$—	$110,540	$103,815	$79,675	$74,828
Ser. 99-2, Class A7,
6.44s, 2030	—	—	470,659	307,632	655,949	428,741
Ser. 98-7, Class M1,
6.4s, 2030	118,000	39,359	218,000	72,714	136,000	45,363
Ser. 99-1, Class A6,
6.37s, 2025	254,000	207,949	359,000	293,912	224,000	183,388
Ser. 98-2, Class A5,
6.24s, 2016	10,118	7,718	—	—	—	—

Greenpoint Manufactured
Housing
Ser. 00-3, Class IA,
8.45s, 2031	4,073,108	2,623,505	3,851,980	2,481,076	1,481,156	954,019
Ser. 99-5, Class M1A,
8.3s, 2026	—	—	198,000	93,060	157,000	73,790
Ser. 99-5, Class A4,
7.59s, 2028	206,447	181,535	261,284	229,755	179,028	157,425
Ser. 99-3, Class 1A5,
6.79s, 2023	10,439	9,753	—	—	—	—

GS Auto Loan Trust 144A
Ser. 04-1, Class D, 5s, 2011 F	—	—	224,028	212,830	219,176	208,220

GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.672s, 2036	584,000	226,466	2,514,000	974,889	1,998,000	774,792

Guggenheim Structured
Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D,
2.072s, 2030 (Cayman Islands)	—	—	250,000	25,000	250,000	25,000
FRB Ser. 05-1A, Class D,
2.052s, 2030 (Cayman Islands)	—	—	105,068	26,267	100,774	25,194

High Income Trust Securities 144A
FRB Ser. 03-1A, Class A,
1.741s, 2036	—	—	401,713	148,634	365,567	135,260

Home Equity Asset Trust
FRB Ser. 04-7, Class A3,
0.912s, 2035	309	201	—	—	—	—
FRB Ser. 06-1, Class 2A4,
0.852s, 2036	117,000	67,033	527,000	301,936	415,000	237,768

Impac CMB Trust FRB Ser. 04-8,
Class 1A, 1.242s, 2034	7,880	2,847	—	—	—	—

JPMorgan Mortgage Acquisition
Corp. FRB Ser. 06-FRE1, Class A4,
0.812s, 2035	100,000	34,333	443,000	152,097	347,000	119,137

Lehman ABS Manufactured
Housing Contract
Ser. 01-B, Class M1,
6.63s, 2028	185,000	49,919	171,000	46,141	176,000	47,491
Ser. 01-B, Class A5,
5.873s, 2022	59,625	38,979	—	—	—	—
Ser. 01-B, Class A4,
5.27s, 2018	36,347	25,949	—	—	—	—

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Lehman XS Trust
Ser. 07-6, Class 3A6,
6 1/2s, 2037	$486,798	$288,074	$4,368,416	$2,585,110	$3,658,967	$2,165,277
IFB Ser. 07-3, Class 4B,
IO, 6.168s, 2037	378,667	29,986	1,552,295	122,924	1,327,336	105,110
FRB Ser. 07-6, Class 2A1,
0.732s, 2037	1,018,579	313,084	4,734,027	1,455,115	3,657,418	1,124,194

LNR CDO, Ltd. 144A FRB
Ser. 03-1A, Class EFL,
3.523s, 2036	105,000	8,400	595,000	47,600	460,000	36,800

Local Insight Media Finance, LLC
Ser. 07-1W, Class A1,
5.53s, 2012 F	352,085	153,157	1,843,838	802,070	1,594,566	693,636

Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4,
1.142s, 2035	—	—	240,000	80,078	216,000	72,070
FRB Ser. 06-4, Class 2A4,
0.782s, 2036	111,000	30,699	503,000	139,113	394,000	108,967
FRB Ser. 06-1, Class 2A3,
0.712s, 2036	147,098	78,741	682,322	365,244	542,313	290,297

Madison Avenue Manufactured
Housing Contract FRB Ser. 02-A,
Class M2, 2.772s, 2032	507,000	252,968	—	—	—	—

Marriott Vacation Club Owner
Trust 144A
Ser. 05-2, Class D,
6.205s, 2027	—	—	19,283	10,606	20,712	11,391
Ser. 04-2A, Class D,
5.389s, 2026	—	—	14,252	8,123	13,977	7,967
Ser. 04-1A, Class C,
5.265s, 2026	—	—	35,123	26,071	32,614	24,208
FRB Ser. 02-1A, Class A1,
1.245s, 2024	12,939	10,885	54,831	46,128	53,935	45,373

MASTR Asset Backed
Securities Trust
FRB Ser. 04-OPT2, Class A2,
0.872s, 2034	17,045	6,964	—	—	—	—
FRB Ser. 06-FRE2, Class A4,
0.672s, 2036	58,000	30,674	262,000	138,562	206,000	108,946
FRB Ser. 04-HE1, Class A1,
0.922s, 2034	1,696	1,536	—	—	—	—

Merrill Lynch Mortgage
Investors, Inc.
Ser. 04-WMC3, Class B3,
5s, 2035	4,642	273	13,777	810	12,729	749
FRB Ser. 04-HE2, Class A1A,
0.922s, 2035	4,085	2,184	—	—	—	—

Mid-State Trust Ser. 11, Class B,
8.221s, 2038	66,781	49,976	178,258	133,400	137,769	103,099

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5,
1.202s, 2035	$—	$—	$150,000	$96,866	$135,000	$87,179
FRB Ser. 05-HE1, Class M3,
1.042s, 2034	—	—	150,000	91,722	135,000	82,549
FRB Ser. 04-HE8, Class A4,
0.902s, 2034	6,211	2,435	—	—	—	—
FRB Ser. 06-NC4, Class M2,
0.822s, 2036	—	—	210,000	2,874	189,000	2,587

Navigator CDO, Ltd. 144A FRB
Ser. 03-1A, Class A1, 1.724s, 2015	32,593	28,476	56,633	49,480	53,628	46,855

Navistar Financial Corp.
Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	14,349	12,977	33,719	30,497	32,464	29,361
Ser. 04-B, Class C,
3.93s, 2012 F	5,323	4,562	20,567	17,628	22,744	19,494

New Century Home Equity
Loan Trust
Ser. 03-5, Class AI7,
5.15s, 2033	84,497	68,017	287,116	231,120	251,765	202,664
FRB Ser. 03-4, Class M3,
2.572s, 2033	—	—	12,120	5,704	10,908	5,133

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.682s, 2036	138,000	55,718	626,000	252,748	488,000	197,030
FRB Ser. 06-2, Class A2C,
0.672s, 2036	138,000	75,613	626,000	343,000	488,000	267,387

Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1,
7.96s, 2027	525,229	183,830	708,374	247,931	440,515	154,180
Ser. 00-A, Class A3,
7.945s, 2022	64,575	35,517	251,215	138,173	245,799	135,194
Ser. 95-B, Class B1,
7.55s, 2021	—	—	159,730	90,532	230,530	130,659
Ser. 00-D, Class A3,
6.99s, 2022	—	—	124,048	113,868	63,185	57,999
Ser. 98-A, Class M,
6.825s, 2028	454,000	213,651	219,000	103,061	—	—
Ser. 01-E, Class A4,
6.81s, 2031	574,596	367,059	757,598	483,963	820,408	524,087
Ser. 99-B, Class A3,
6.45s, 2017	119,163	75,833	252,169	160,476	233,439	148,557
Ser. 99-A, Class A3,
6.09s, 2029	162,203	113,092	—	—	—	—
Ser. 01-E, Class A, IO,
6s, 2009	171,665	5,359	456,509	14,251	306,112	9,556
Ser. 01-D, Class A3,
5.9s, 2022	80,835	44,649	636,213	351,406	493,734	272,709
Ser. 02-C, Class A1,
5.41s, 2032	342,002	177,841	750,526	390,274	694,528	361,155

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Oakwood Mortgage Investors, Inc.
Ser. 01-D, Class A2,
5.26s, 2019	$48,420	$24,294	$—	$—	$295,987	$148,509
Ser. 02-A, Class A2,
5.01s, 2020	177,082	108,780	—	—	88,541	54,390

Oakwood Mortgage
Investors, Inc. 144A
Ser. 01-B, Class A4,
7.21s, 2030	—	—	72,942	49,528	96,541	65,552
Ser. 01-B, Class A3,
6.535s, 2023	—	—	60,767	40,058	43,800	28,873

Origen Manufactured Housing
Ser. 04-B, Class A3,
4 3/4s, 2021	56,000	44,588	—	—	—	—
Ser. 04-B, Class A2,
3.79s, 2017	20,644	19,588	6,783	6,436	6,267	5,946

Ownit Mortgage Loan
Asset-Backed ,Certificates FRB
Ser. 06-7, Class A2A,
0.592s, 2037	700,579	624,171	—	—	—	—

Park Place Securities, Inc.
FRB Ser. 05-WCH1,
Class M4, 1.352s, 2036	—	—	97,000	9,936	88,000	9,014
FRB Ser. 04-MCW1,
Class A2, 0.902s, 2034	11,944	10,237	—	—	—	—
FRB Ser. 04-WHQ2,
Class A3A, 0.872s, 2035	3,293	2,955	26,592	23,863	25,794	23,147

People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.652s, 2036	224,000	112,069	995,000	497,804	791,000	395,742

Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1,
2.32s, 2011 (United Kingdom)	134,000	124,240	474,000	439,475	422,000	391,263
FRB Ser. 04-2A, Class C,
2.2s, 2011 (United Kingdom)	—	—	183,000	154,354	169,000	142,546

Popular ABS Mortgage
Pass-Through Trust
FRB Ser. 04-4, Class AV1,
0.862s, 2034	3,639	1,086	—	—	—	—

Renaissance Home Equity
Loan Trust FRB
Ser. 04-3, Class AV1,
0.942s, 2034	163,354	95,812	—	—	—	—

Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.712s, 2036	139,496	107,224	646,566	496,983	514,044	395,120
FRB Ser. 06-RZ2, Class A2,
0.692s, 2036	272,365	200,292	—	—	—	—
FRB Ser. 07-RZ1, Class A2,
0.682s, 2037	207,000	91,178	840,000	369,999	667,000	293,797

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Residential Asset Securities
Corp. FRB Ser. 06-EMX3,
Class A2, 0.702s, 2036	$862,894	$465,963	$—	$—	$—	$—

Residential Asset Securities
Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034
(In default) †	12,285	61	17,855	89	19,247	96

SAIL Net Interest Margin
Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) †	—	—	49,135	—	—	—

Saxon Asset Securities Trust FRB
Ser. 04-3, Class A, 0.862s, 2034	20,877	10,195	—	—	—	—

Securitized Asset Backed
Receivables, LLC
FRB Ser. 05-HE1, Class M2,
1.172s, 2035	—	—	150,000	8,352	135,000	7,517
FRB Ser. 07-NC2, Class A2B,
0.662s, 2037	171,000	61,016	789,000	281,529	628,000	224,081
FRB Ser. 07-BR5, Class A2A,
0.652s, 2037	141,295	86,190	1,407,453	858,546	500,306	305,186
FRB Ser. 07-BR4, Class A2A,
0.612s, 2037	178,563	108,570	1,182,228	718,818	442,312	268,934

SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D,
PO, 0.732s, 2036	234,000	65,316	1,061,000	296,155	832,000	232,235
FRB Ser. 06-FRE1, Class A2B,
0.702s, 2036	—	—	506,000	244,988	402,000	194,634

Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.692s, 2036	111,000	63,525	502,000	287,295	394,000	225,487
FRB Ser. 06-3, Class A3,
0.682s, 2036	587,000	313,696	2,527,000	1,350,443	2,009,000	1,073,621

Soundview Home Equity Loan
Trust 144A FRB Ser. 05-CTX1,
Class B1, 3.022s, 2035	11,994	26	—	—	27,710	60

Structured Asset Investment
Loan Trust FRB Ser. 06-BNC2,
Class A6, 0.782s, 2036	111,000	3,620	503,000	16,402	394,000	12,848

Structured Asset Receivables
Trust 144A FRB Ser. 05-1,
1.633s, 2015	—	—	1,135,330	647,138	1,093,747	623,436

TIAA Real Estate CDO, Ltd.
Ser. 03-1A, Class E, 8s, 2038	—	—	349,000	43,625	299,000	37,375

TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III,
7.6s, 2037	100,000	28,000	384,000	107,520	278,000	77,840
Ser. 02-1A, Class IIFX,
6.77s, 2037	200,000	72,000	—	—	—	—

UCFC Mfg. Hsg. Contract
Ser. 97-4, Class A4, 6.995s, 2029	403,612	310,974	—	—	—	—

ASSET-BACKED SECURITIES* cont.		Growth 1.6%	Balanced 3.9%		Conservative 4.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

WAMU Asset-Backed
Certificates FRB Ser. 07-HE2,
Class 2A1, 0.632s, 2037	$588,161	$313,196	$3,458,502	$1,841,652	$4,730,189	$2,518,826

Wells Fargo Home Equity
Trust FRB Ser. 07-1, Class A3,
0.842s, 2037	—	—	222,000	41,885	174,000	32,829

Whinstone Capital Management,
Ltd. 144A FRB Ser. 1A, Class B3,
2.059s, 2044 (Jersey)	—	—	131,083	15,730	131,434	15,772

Total asset-backed securities
(cost $33,586,054, $81,366,386
and $65,756,913)		$21,440,683		$46,385,894		$37,145,377

PURCHASED OPTIONS		Growth 0.6%		Balanced 2.0%		Conservative 3.5%
OUTSTANDING*	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Citigroup, Inc. (Call)	Jun-09/5.00	$370,630	$59,301	$310,032	$49,605	$132,049	$21,128

Option on an interest rate
swap with Goldman Sachs
International for the right to
receive a fixed rate of 5.355%
versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	2,344,386	—	—	35,609,000	7,123,580

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	8,672	—	—	35,609,000	26,351

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	2,344,386	48,439,000	9,690,222	35,609,000	7,123,580

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	11,719,000	8,672	48,439,000	35,845	35,609,000	26,351

Option on an interest rate
swap with Deutschbank for the
right to receive a fixed rate of
5.385% versus the three month
USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	5,940,000	1,306,503	32,873,000	7,230,416	20,822,000	4,579,799

Option on an interest rate
swap with Deutschbank for
the right to pay a fixed rate of
5.385% versus the three month
USD-LIBOR-BBA maturing
April 16, 2019.	Apr-09/5.385	5,940,000	—	32,873,000	—	20,822,000	—

PURCHASED OPTIONS		Growth 0.6%		Balanced 2.0%		Conservative 3.5%
OUTSTANDING* cont.	Expiration date/	Contract		Contract		Contract
	strike price	amount	Value	amount	Value	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 5.325% versus the three month
USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325	$6,132,000	$1,320,404	$ —	$ —	$23,230,000	$5,002,116

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
5.325% versus the three month
USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325	6,132,000	—	—	—	23,230,000	—

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to receive a fixed rate
of 5.315% versus the three month
USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.315	6,132,000	1,315,007	29,348,000	6,293,679	23,230,000	4,981,674

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the right to pay a fixed rate
of 5.315% versus the three
month USD-LIBOR-BBA
maturing April 8, 2019.	Apr-09/5.315	6,132,000	— 29,348,000		—	23,230,000	—

Total purchased options
outstanding (cost $2,801,409,
$7,101,277 and $9,013,613)		$8,707,331		$23,299,767		$28,884,579

FOREIGN GOVERNMENT
BONDS AND NOTES*	Growth 0.6%		Balanced 0.5%		Conservative 0.6%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Brazil (Federal Republic of )
notes zero %, 2012	BRL 4,130	$1,790,996	5,525	$2,395,945	4,838	$2,098,024

Japan (Government of )
CPI Linked bonds
1.4s, 2018	JPY 799,065,800	6,914,968	—	—	—	—

Peru (Republic of ) govt.
guaranty sr. sec. bond
12 1/4s, 2011	PEN —	—	8,475,000	3,082,600	7,270,000	2,644,307

Total foreign government
bonds and notes
(cost $9,803,467,
$6,878,518 and $5,958,447)		$8,705,964		$5,478,545		$4,742,331

COMMODITY LINKED NOTES*	Growth 0.5%		Balanced 0.5%		Conservative 0.4%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

UBS AG/Jersey Branch 144A
sr. notes Ser. CMCI, zero %
(Indexed to the UBS Bloomberg
Constant Maturity Commodity
Index) 9/30/09
(United Kingdom)	$11,287,000	$7,102,384	$9,667,000	$6,082,993	$5,398,000	$3,396,710

Total commodity linked notes
(cost $11,287,000, $9,667,000
and $5,398,000)		$7,102,384		$6,082,993		$3,396,710

INVESTMENT COMPANIES*	Growth 0.5%		Balanced 0.7%		Conservative 0.5%
	Shares	Value	Shares	Value	Shares	Value

Eurazeo (France)	14,973	$400,615	8,453	$226,167	2,705	$72,374

iShares MSCI EAFE Index Fund	—	—	—	—	4,600	172,914

iShares Russell 2000 Growth
Index Fund	—	—	—	—	8,008	368,208

iShares Russell 2000 Value
Index Fund	11,500	453,790	—	—	5,300	209,138

S&P 500 Index Depository
Receipts (SPDR Trust Series 1)	41,376	3,286,909	82,581	6,560,235	28,027	2,226,465

SPDR KBW Bank ETF	156,100	2,163,546	130,600	1,810,116	56,900	788,634

Total investment companies
(cost $6,597,643, $10,392,828
and $4,014,256)		$6,304,860		$8,596,518		$3,837,733

SENIOR LOANS* (c)	Growth 0.3%		Balanced 0.7%		Conservative 0.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic materials		0.1%		0.1%		0.1%
Huntsman International, LLC
bank term loan FRN Ser. B,
2.229s, 2012	$1,237,374	$811,168	$1,638,283	$1,073,986	$1,405,657	$921,487

NewPage Holding Corp. bank
term loan FRN 4.812s, 2014	—	—	93,604	63,487	87,701	59,483

		811,168		1,137,473		980,970
Capital goods		0.1%		0.1%		—%
Hawker Beechcraft Acquisition
Co., LLC bank term loan FRN
1.359s, 2014	35,485	15,929	47,980	21,537	4,511	2,025

Hawker Beechcraft Acquisition
Co., LLC bank term loan FRN
Ser. B, 2.801s, 2014	721,277	323,773	962,009	431,835	79,388	35,637

Manitowoc Co., Inc. (The)
bank term loan FRN Ser. B,
4.657s, 2014	588,525	417,117	793,013	562,048	—	—

Polypore, Inc. bank term loan
FRN Ser. B, 3.407s, 2014	—	—	121,764	88,888	112,854	82,384

Sequa Corp. bank term loan
FRN 4.407s, 2014	—	—	167,684	90,969	157,359	85,367

Wesco Aircraft Hardware Corp.
bank term loan FRN 2.73s, 2013	—	—	123,000	100,122	114,000	92,796

		756,819		1,295,399		298,209

SENIOR LOANS* (c) cont.	Growth 0.3%		Balanced 0.7%		Conservative 0.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Communication services		—%		0.1%		0.1%
Cablevision Systems Corp.
bank term loan FRN Ser. B,
1.157s, 2013	$—	$—	$21,948	$19,826	$23,011	$20,787

Fairpoint Communications, Inc.
bank term loan FRN Ser. B,
5 3/4s, 2015	289,280	133,276	638,412	294,125	553,623	255,062

Intelsat Corp. bank term loan
FRN Ser. B2, 3.925s, 2011	—	—	32,263	27,907	29,902	25,865

Intelsat Corp. bank term loan
FRN Ser. B2-A, 3.925s, 2013	—	—	32,272	27,916	29,911	25,873

Intelsat Corp. bank term loan
FRN Ser. B2-C, 3.925s, 2013	—	—	32,263	27,907	29,902	25,865

Intelsat, Ltd. bank term loan
FRN 4.435s, 2014 (Bermuda)	400,000	291,500	540,000	393,525	460,000	335,225

Level 3 Communications, Inc.
bank term loan FRN 3.309s, 2014	—	—	123,000	92,342	114,000	85,586

MetroPCS Wireless, Inc. bank
term loan FRN 3.19s, 2013	—	—	48,578	44,098	45,022	40,870

TW Telecom, Inc. bank term
loan FRN Ser. B, 3.407s, 2013	—	—	89,263	79,891	82,732	74,045

West Corp. bank term loan
FRN 2.89s, 2013	—	—	121,758	90,405	112,848	83,790

		424,776		1,097,942		972,968
Consumer cyclicals		0.1%		0.2%		0.2%
Affinion Group, Inc. bank term
loan FRN Ser. B, 3.657s, 2013	—	—	123,000	103,013	114,000	95,475

Allison Transmission, Inc. bank term
loan FRN Ser. B, 3.293s, 2014	—	—	118,927	78,459	110,225	72,718

Cinemark USA, Inc. bank term
loan FRN 2.385s, 2013	55,453	50,047	103,460	93,373	69,775	62,972

Dana Corp. bank term loan
FRN 7 1/4s, 2015	—	—	75,625	17,142	70,677	16,020

Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 5.157s, 2014	250,000	112,083	335,000	150,192	—	—

DIRECTV Holdings, LLC bank
term loan FRN 2.657s, 2013	282,863	270,178	372,188	355,497	327,525	312,837

Goodman Global Holdings, Inc.
bank term loan FRN Ser. B,
6 1/2s, 2011	925,000	782,088	1,236,500	1,045,461	88,780	75,063

Goodyear Tire & Rubber Co.
(The) bank term loan FRN
2.28s, 2010	—	—	123,000	85,370	114,000	79,123

Harrah’s Operating Co., Inc.
bank term loan FRN Ser. B2,
4.16s, 2015	—	—	121,770	72,491	112,860	67,187

Lear Corp bank term loan
FRN 3.754s, 2013	263,396	90,295	470,136	161,169	416,463	142,769

National Bedding Co. bank term
loan FRN 2.565s, 2011	—	—	52,465	24,239	48,505	22,409

SENIOR LOANS* (c) cont.	Growth 0.3%		Balanced 0.7%		Conservative 0.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Consumer cyclicals cont.
Navistar Financial Corp. bank
term loan FRN 4.363s, 2012	$—	$—	$32,800	$25,502	$30,400	$23,636

Navistar International Corp.
bank term loan FRN 3.729s, 2012	—	—	90,200	70,131	83,600	64,999

Six Flags Theme Parks bank
term loan FRN 3.022s, 2015	184,530	125,019	159,594	108,125	104,734	70,957

Tropicana Entertainment bank
term loan FRN Ser. B,
6 1/2s, 2011	710,000	164,878	950,000	220,611	—	—

Univision Communications, Inc.
bank term loan FRN Ser. B,
2.729s, 2014	—	—	123,000	63,883	114,000	59,209

Visteon Corp. bank term loan
FRN Ser. B, 4.426s, 2013	480,000	69,300	635,000	91,678	—	—

Yankee Candle Co., Inc. bank
term loan FRN 3.406s, 2014	—	—	73,000	47,763	68,000	44,491

		1,663,888		2,814,099		1,209,865
Consumer staples		—%		—%		—%
Pinnacle Foods Holding Corp.
bank term loan FRN Ser. B,
3.247s, 2014	—	—	121,455	98,948	112,568	91,708

Spectrum Brands, Inc. bank
term loan FRN 0.347s, 2013
(In default)	—	—	7,849	5,579	7,274	5,171

Spectrum Brands, Inc. bank
term loan FRN Ser. B1, 6.053s,
2013 (In default)	—	—	113,974	81,017	105,635	75,089

		—		185,544		171,968
Energy		—%		—%		—%
Quicksilver Resources, Inc.
bank term loan FRN
5.657s, 2013	270,512	205,589	359,128	272,937	0	—

		205,589		272,937		—
Financials		—%		—%		—%
General Growth Properties, Inc.
bank term loan FRN Ser. A,
1.79s, 2010 (In default) R	90,000	20,925	120,000	27,900	100,000	23,250

		20,925		27,900		23,250
Health care		—%		—%		—%
Health Management Associates,
Inc. bank term loan FRN
3.209s, 2014	—	—	115,122	92,846	106,698	86,052

IASIS Healthcare Corp. bank
term loan FRN Ser. DD,
3.157s, 2014	—	—	29,265	24,671	27,124	22,866

IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan
FRN 3.157s, 2014	—	—	7,863	6,629	7,288	6,144

SENIOR LOANS* (c) cont.	Growth 0.3%		Balanced 0.7%		Conservative 0.5%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Health care cont.
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan
FRN Ser. B, 2.497s, 2014	$—	$—	$84,572	$71,294	$78,383	$66,077

Sun Healthcare Group, Inc.
bank term loan FRN
3.157s, 2014	—	—	20,507	17,294	19,006	16,029

Sun Healthcare Group, Inc.
bank term loan FRN Ser. B,
3.157s, 2014	—	—	131,202	110,647	120,073	101,261

		—		323,381		298,429
Technology		—%		0.1%		—%
First Data Corp. bank term loan
FRN Ser. B1, 3.269s, 2014	—	—	121,459	81,635	112,571	75,662

First Data Corp. bank term loan
FRN Ser. B3, 3.269s, 2014	697,915	468,572	806,809	541,683	—	—

Freescale Semiconductor, Inc.
bank term loan FRN
1.282s, 2014	65,915	33,699	69,617	35,592	34,641	17,710

Travelport bank term loan
FRN Ser. B, 3.085s, 2013	—	—	49,137	28,308	45,542	26,237

Travelport bank term loan
FRN Ser. DD, 3.407s, 2013	—	—	72,935	41,755	67,598	38,700

		502,271		728,973		158,309
Utilities and power		—%		—%		—%
Energy Future Holdings Corp.
bank term loan FRN Ser. B2,
4.036s, 2014	—	—	121,767	80,081	112,571	74,033

		—		80,081		74,033
Total senior loans (cost $7,315,517,
$12,538,264 and $5,981,824)		$4,385,436		$7,963,729		$4,188,001

CONVERTIBLE BONDS
AND NOTES*	Growth —%		Balanced —%		Conservative —%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

General Cable Corp. cv.
company guaranty 7/8s, 2013	$—	$—	$70,000	$48,913	$105,000	$73,369

General Cable Corp. cv.
company guaranty sr. unsec.
notes 1s, 2012	800,000	567,000	—	—	—	—

Trinity Industries, Inc. cv. sub.
notes 3 7/8s, 2036	175,000	75,031	155,000	66,456	105,000	45,019

Total convertible bonds and
notes (cost $739,652, $126,533
and $123,382)		$642,031		$115,369		$118,388

WARRANTS* †		Growth —%			Balanced —%		Conservative —%
	Expiration	Strike
	date	price	Warrants	Value	Warrants	Value	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	58	$1,450	—	$—	29	$725

Baoshan Iron & Steel Co.
144A (China)	12/23/09	0.001	500,200	420,167	412,300	346,331	270,200	226,967

Dayton Superior Corp.
144A F	6/15/09	0.01	630	326	—	—	330	171

Vertis Holdings, Inc. F	10/18/15	0.01	265	1	154	1	66	1

Total warrants (cost $379,198,
$302,736 and $205,961)				$421,944		$346,332		$227,864

PREFERRED STOCKS*
(cost $74,328, $82,779 and $48,594)	Growth —%		Balanced —%		Conservative —%
	Shares	Value	Shares	Value	Shares	Value

Preferred Blocker, Inc. 144A
7.00% cum. pfd.	221	$44,000	249	$49,574	144	$28,670

Total preferred stocks		$44,000		$49,574		$28,670

CONVERTIBLE PREFERRED STOCKS*
(cost $644,723, $859,630 and $—)	Growth —%		Balanced —%		Conservative —%
	Shares	Value	Shares	Value	Shares	Value

Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd. (In default) †	684	$499	912	$666	—	$—

Total convertible preferred stocks		$499		$666		$—

MUNICIPAL BONDS AND NOTES*	Growth —%		Balanced —%		Conservative —%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

MI Tobacco Settlement Fin. Auth.
Rev. Bonds, Ser. A, 7.309s, 6/1/34	$—	$—	$215,000	$125,775	$225,000	$131,625

Tobacco Settlement Fin. Auth.
of WVA Rev. Bonds, Ser. A,
7.467s, 6/1/47	—	—	650,000	350,935	510,000	275,349

Total municipal bonds and notes
(cost $—, $864,977 and $734,977)		$—		$476,710		$406,974

SHORT-TERM INVESTMENTS*	Growth 15.1%		Balanced 25.3%		Conservative 32.8%
	Principal		Principal		Principal
	amount/		amount/		amount/
	shares	Value	shares	Value	shares	Value

CAFCO, LLC for an
effective yield of 0.6%,
April 1, 2009	$1,900,000	$1,900,000	$—	$—	$6,600,000	$6,600,000

Federal Home Loan Banks
for an effective yield of 2.807%,
July 14, 2009 #	19,999,999	19,842,260	26,000,000	25,794,939	14,000,000	13,889,582

Govco, Inc. for an effective yield
of 0.5%, April 8, 2009	4,000,000	3,999,611	—	—	—	—

LMA Americas, LLC for an
effective yield of 0.6%,
April 15, 2009	2,000,000	1,999,533	—	—	10,000,000	9,997,667

Starbird Funding Corp. for an
effective yield of 0.801%,
April 20, 2009	—	—	—	—	15,000,000	14,993,667

SHORT-TERM INVESTMENTS* cont.		Growth 15.1%	Balanced 25.3%		Conservative 32.8%
	Principal		Principal		Principal
	amount/		amount/		amount/
	shares	Value	shares	Value	shares	Value

U.S. Treasury Bills for an
effective yield of 0.603%,
December 17, 2009 #	4,910,000	$4,885,283	45,391,000	$45,162,502	28,180,000	$28,044,730

U.S. Treasury Bills for an
effective yield of 0.629%,
November 19, 2009 #	35,000,001	34,859,020	13,350,000	13,296,227	13,217,000	13,163,762

U.S. Treasury Cash
Management Bills for
an effective yield of 0.883%,
May 15, 2009 #	824,999	824,113	20,683,000	20,660,768	1,755,000	1,753,113

Victory Receivables Corp.
for an effective yield of 0.55%,
April 17, 2009	20,000,000	19,995,111	—	—	15,000,000	14,996,333

Working Capital Management
Co. for an effective yield of 0.75%
April 1, 2009	—	—	—	—	8,000,000	8,000,000

Working Capital Management
Co. for an effective yield of
0.75%, April 2, 2009	16,000,000	15,999,667	—	—	—	—

Interest in $105,600,000 joint
tri-party repurchase agreement
dated March 31, 2009 with Bank
of America Securities, LLC due
April 1, 2009 — maturity value
of $1,318,009 for an effective
yield of 0.24% (collateralized by
mortgage-backed securities with
a coupon rate of 5.50% and a
due date of June 1, 2038 valued
at $107,712,000)	1,318,000	1,318,000	—	—	—	—

Federated Prime
Obligations Fund	97,790,603	97,790,603	196,816,580	196,816,580	157,451,054	157,451,054

Total short-term investments
(cost $203,413,201, $301,731,016
and $268,889,908)		$203,413,201		$301,731,016		$268,889,908

TOTAL INVESTMENTS

Total investments (cost $1,973,284,661,
$2,154,106,003 and $1,501,472,590)	$1,634,804,776		$1,884,075,959		$1,386,188,109

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty

USD / $ United States Dollar

* Percentages indicated are based on net assets as follows:

Growth portfolio	$1,343,469,026
Balanced portfolio	1,192,685,285
Conservative portfolio	819,480,445

† Non-income-producing security.

†† The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# These securities, in part or entirety, were pledged and segregated with the custodian or broker to cover margin requirements for futures contracts and collateral on certain swap contracts, for one or more of the funds, at March 31, 2009.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at March 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 5).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

R Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $751,803,330, $1,025,055,896 and $711,733,521 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, options and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at March 31, 2009.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at March 31, 2009.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2009 (as a percentage of Portfolio Value):

Growth Portfolio

United States	79.3%

United Kingdom	3.7

Japan	3.6

France	1.5

Italy	1.2

China	1.1

Switzerland	0.9

Brazil	0.8

Australia	0.7

Canada	0.6

Belgium	0.5

South Korea	0.5

Netherlands	0.5

Other	5.1

Total	100.0%

Balanced Portfolio

United States	89.5%

United Kingdom	2.3

Japan	1.7

France	0.9

Switzerland	0.6

Canada	0.5

Italy	0.5

Other	4.0

Total	100.0%

Conservative Portfolio

United States	92.6%

United Kingdom	1.7

Japan	1.1

France	0.6

Canada	0.5

Other	3.5

Total	100.0%

Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $258,593,947) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$60,273,819	$57,679,185	4/15/09	$2,594,634

Brazilian Real	1,987,695	1,902,692	4/15/09	85,003

British Pound	30,872,448	30,353,511	4/15/09	518,937

Canadian Dollar	5,269,244	5,146,796	4/15/09	122,448

Chilean Peso	2,731,192	2,578,015	4/15/09	153,177

Czech Koruna	793,247	815,131	4/15/09	(21,884)

Danish Krone	1,115,504	1,061,182	4/15/09	54,322

Euro	55,827,134	53,794,525	4/15/09	2,032,609

Hong Kong Dollar	4,968,152	4,963,965	4/15/09	4,187

Hungarian Forint	901,928	888,429	4/15/09	13,499

Japanese Yen	41,119,158	41,499,800	4/15/09	(380,642)

Mexican Peso	1,126,071	1,071,235	4/15/09	54,836

New Zealand Dollar	322,110	308,353	4/15/09	13,757

Norwegian Krone	32,341,054	32,678,358	4/15/09	(337,304)

Polish Zloty	1,990,133	1,827,498	4/15/09	162,635

Singapore Dollar	4,952,655	4,881,092	4/15/09	71,563

South African Rand	2,986,625	2,823,611	4/15/09	163,014

South Korean Won	395,302	355,157	4/15/09	40,145

Swedish Krona	8,553,136	7,703,703	4/15/09	849,433

Swiss Franc	6,303,123	6,105,544	4/15/09	197,579

Turkish Lira (New)	163,874	156,165	4/15/09	7,709

Total				$6,399,657

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $288,310,146) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,237,231	$8,501,071	4/15/09	$(736,160)

Brazilian Real	1,898,627	1,806,367	4/15/09	(92,260)

British Pound	44,789,659	44,228,619	4/15/09	(561,040)

Canadian Dollar	43,192,799	43,069,428	4/15/09	(123,371)

Czech Koruna	1,581,382	1,503,992	4/15/09	(77,390)

Euro	92,834,675	88,398,070	4/15/09	(4,436,605)

Hong Kong Dollar	1,481,059	1,479,839	4/15/09	(1,220)

Hungarian Forint	1,477,009	1,387,987	4/15/09	(89,022)

Japanese Yen	14,021,476	14,040,411	4/15/09	18,935

Mexican Peso	1,250,005	1,143,847	4/15/09	(106,158)

New Zealand Dollar	671,903	580,807	4/15/09	(91,096)

Norwegian Krone	16,190,992	15,303,329	4/15/09	(887,663)

Polish Zloty	1,338,300	1,220,208	4/15/09	(118,092)

Singapore Dollar	9,305,071	9,170,815	4/15/09	(134,256)

South African Rand	2,250,080	2,045,287	4/15/09	(204,793)

South Korean Won	710,729	638,762	4/15/09	(71,967)

Swedish Krona	25,176,305	23,824,489	4/15/09	(1,351,816)

Swiss Franc	26,240,370	25,799,620	4/15/09	(440,750)

Taiwan Dollar	3,441,548	3,369,860	4/15/09	(71,688)

Turkish Lira (New)	875,161	797,338	4/15/09	(77,823)

Total				$(9,654,235)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Short)	2	$997,060	Jun-09	$1,245

Canadian Government Bond
10 yr (Long)	9	904,928	Jun-09	14,355

Canadian Government Bond
10 yr (Short)	24	2,413,142	Jun-09	(38,749)

Dow Jones Euro Stoxx 50
Index (Short)	1,725	45,659,082	Jun-09	(919,012)

Euro-Bobl 5 yr (Long)	17	2,631,770	Jun-09	(6,038)

Euro-Bund 10 yr (Long)	132	21,813,724	Jun-09	99,220

Euro-Bund 10 yr (Short)	1	165,255	Jun-09	(694)

Euro-Dollar 90 day (Short)	33	8,159,250	Jun-09	(135,552)

Euro-Dollar 90 day (Short)	126	31,155,075	Sep-09	(592,831)

Euro-Dollar 90 day (Short)	125	30,860,938	Dec-09	(613,828)

Euro-Dollar 90 day (Short)	6	1,480,500	Mar-10	(35,679)

Euro-Euribor Interest Rate
90 day (Long)	189	61,381,578	Dec-10	281,804

Euro-Euribor Interest Rate
90 day (Long)	80	26,052,010	Sep-10	73,207

Euro-Euribor Interest Rate
90 day (Short)	67	21,926,450	Dec-09	(75,121)

Euro-Euribor Interest Rate
90 day (Short)	80	26,224,663	Sep-09	(92,531)

Euro-Schatz 2 yr (Short)	2	287,653	Jun-09	(1,082)

Hang Seng Index (Short)	69	6,034,451	Apr-09	102,558

IBEX 35 Index (Long)	61	6,313,834	Apr-09	179,854

Japanese Government Bond
10 yr (Long)	11	15,337,606	Jun-09	(85,234)

Japanese Government Bond
10 yr (Short)	15	20,914,917	Jun-09	111,963

Japanese Government Bond 10 yr
Mini (Long)	35	4,874,495	Jun-09	(17,703)

FTSE 100 Index (Long)	353	19,671,433	Jun-09	519,872

FTSE 100 Index (Short)	243	13,541,525	Jun-09	(354,390)

OMXS 30 Index (Short)	423	3,317,672	Apr-09	77,185

Russell 2000 Index Mini (Long)	61	2,569,930	Jun-09	482,388

Russell 2000 Index Mini (Short)	368	15,503,840	Jun-09	(2,638,076)

S&P 500 Index (Long)	25	4,967,500	Jun-09	462,769

S&P 500 Index E-Mini (Long)	7,308	290,401,650	Jun-09	38,159,486

S&P 500 Index E-Mini (Short)	396	15,736,050	Jun-09	(711,911)

S&P Mid Cap 400 Index E-Mini (Long)	778	37,958,620	Jun-09	5,580,645

S&P Mid Cap 400 Index E-Mini (Short)	129	6,293,910	Jun-09	(772,968)

S&P/Toronto Stock Exchange 60
Index (Long)	111	9,266,884	Jun-09	1,312,119

SGX MSCI Singapore Index (Short)	58	1,553,279	Apr-09	2,822

SPI 200 Index (Long)	44	2,727,384	Jun-09	117,646

SPI 200 Index (Short)	84	5,206,824	Jun-09	(248,485)

Sterling 90 day (Long)	13	2,277,989	Sep-10	(2,777)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Sterling 90 day (Long)	13	$2,298,034	Sep-09	$(130)

Tokyo Price Index (Short)	421	33,015,442	Jun-09	(3,430,426)

U.K. Gilt 10 yr (Long)	39	6,892,565	Jun-09	30,623

U.K. Gilt 10 yr (Short)	80	14,138,594	Jun-09	(437,398)

U.S. Treasury Bond 20 yr (Long)	374	48,508,969	Jun-09	1,150,878

U.S. Treasury Bond 20 yr (Short)	903	117,121,922	Jun-09	(4,228,241)

U.S. Treasury Note 2 yr (Long)	11	2,396,797	Jun-09	11,048

U.S. Treasury Note 2 yr (Short)	1,611	351,021,797	Jun-09	(1,642,040)

U.S. Treasury Note 5 yr (Long)	107	12,707,922	Jun-09	173,581

U.S. Treasury Note 5 yr (Short)	1,108	131,592,313	Jun-09	(1,881,938)

U.S. Treasury Note 10 yr (Long)	2,743	340,346,297	Jun-09	6,148,840

U.S. Treasury Note 10 yr (Short)	959	118,990,922	Jun-09	(2,398,833)

Total				$33,732,441

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $10,281,961) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Citigroup, Inc. (Put)	$370,630	Jun-09/$5.00	$1,093,359

Market Vectors Gold Minors ETF (Put)	183,546	Apr-09/32.00	69,711

S&P 500 Future Option (Call)	340	Apr-09/875	310,250

S&P 500 Future Option (Put)	68	Apr-09/650	31,450

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 5.51% versus
the three month USD-LIBOR-BBA maturing May 14, 2022.	4,114,000	May-12/5.51	60,969

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	4,114,000	May-12/5.51	676,324

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 5.08% versus
the three month USD-LIBOR-BBA maturing February 24, 2020.	15,097,000	Feb-10/5.08	44,083

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.08% versus the
three month USD-LIBOR-BBA maturing February 24, 2020.	15,097,000	Feb-10/5.08	2,563,924

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 5.22% versus
the three month USD-LIBOR-BBA maturing February 24, 2020.	15,097,000	Feb-10/5.22	35,780

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.22% versus the
three month USD-LIBOR-BBA maturing February 24, 2020.	15,097,000	Feb-10/5.22	2,736,935

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 4.735% versus
the three month USD-LIBOR-BBA maturing May 19, 2019.	71,807,000	May-09/4.735	718

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.735% versus the
three month USD-LIBOR-BBA maturing May 19, 2019.	71,807,000	May-09/4.735	11,496,300

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.4% versus the
three month USD-LIBOR-BBA maturing November 9, 2019.	5,503,000	Nov-09/4.40	665,753

Option on an interest rate swap with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed rate of 4.4% versus the
three month USD-LIBOR-BBA maturing November 9, 2019.	5,503,000	Nov-09/4.40	22,397

Total			$19,807,953

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $80,794,258) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, April 1, 2039	$7,000,000	4/13/09	$7,264,688

FNMA, 5s, April 1, 2039	18,000,000	4/13/09	18,568,130

FNMA, 4 1/2s, April 1, 2039	54,000,000	4/13/09	55,147,500

Total			$80,980,318

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$3,946,000	$—	5/23/10	3 month USD-
			LIBOR-BBA	3.155%	$126,022

3,100,000	—	7/18/13	4.14688%	3 month USD-
				LIBOR-BBA	(285,403)

13,614,000	—	8/26/18	3 month USD-
			LIBOR-BBA	4.54375%	2,001,489

83,620,000	—	9/10/10	3 month USD-
			LIBOR-BBA	3.22969%	2,399,242

39,560,000	—	9/18/38	4.36125%	3 month USD-
				LIBOR-BBA	(8,412,273)

469,369,000	—	9/18/10	3 month USD-
			LIBOR-BBA	2.86667%	11,108,194

5,019,000	(15,667)	10/1/18	4.30%	3 month USD-
				LIBOR-BBA	(726,770)

12,082,000	37,713	10/1/18	3 month USD-
			LIBOR-BBA	4.30%	1,749,520

14,105,000	(59,436)	10/8/38	3 month USD-
			LIBOR-BBA	4.30%	3,010,097

1,820,000	(687)	10/20/18	4.60%	3 month USD-
				LIBOR-BBA	(306,117)

1,350,000	510	10/20/18	3 month USD-
			LIBOR-BBA	4.60%	227,065

2,876,000	(2,614)	10/20/10	3.00%	3 month USD-
				LIBOR-BBA	(110,934)

4,367,000	3,970	10/20/10	3 month USD-
			LIBOR-BBA	3.00%	168,446

7,200,000	—	3/2/11	5.815%	3 month USD-
				LIBOR-BBA	(631,320)

1,361,000	—	10/26/12	4.6165%	3 month USD-
				LIBOR-BBA	(153,718)

42,391,000	—	5/19/10	3.2925%	3 month USD-
				LIBOR-BBA	(1,446,121)

11,271,000	—	7/22/10	3 month USD-
			LIBOR-BBA	3.5375%	390,076

308,000	—	5/7/38	4.8775%	3 month USD-
				LIBOR-BBA	(100,513)

3,543,000	—	5/8/28	4.95%	3 month USD-
				LIBOR-BBA	(952,001)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$190,590,000	$—	12/9/10	3 month USD-
				LIBOR-BBA	2.005%	$3,252,347

	35,394,000	—	12/9/20	3 month USD-
				LIBOR-BBA	2.91875%	(31,487)

	108,042,000	—	12/17/13	2.42875%	3 month USD-
					LIBOR-BBA	(1,988,860)

Citibank, N.A.
	16,000,000	—	7/21/18	4.80625%	3 month USD-
					LIBOR-BBA	(2,757,494)

MXN	34,130,000 F	—	7/18/13	1 month MXN-
				TIIE-BANXICO	9.175%	190,565

MXN	10,240,000	—	7/22/13	1 month MXN-
				TIIE-BANXICO	9.21%	54,677

	$10,400,000	—	9/5/13	3.905%	3 month USD-
					LIBOR-BBA	(817,407)

AUD	3,900,000 E	—	9/11/18	6.1%	6 month AUD-
					BBR-BBSW	(33,489)

	$89,465,000	—	9/17/13	3 month USD-
				LIBOR-BBA	3.4975%	5,389,547

	38,242,000	—	9/18/38	4.45155%	3 month USD-
					LIBOR-BBA	(8,794,075)

	228,426,000	—	9/18/10	3 month USD-
				LIBOR-BBA	2.92486%	5,602,660

	4,533,000	—	6/29/18	2.477%	3 month USD-
					LIBOR-BBA	96,681

	22,334,000	—	2/24/16	2.77%	3 month USD-
					LIBOR-BBA	(341,000)

	12,009,000	—	3/25/19	2.95%	3 month USD-
					LIBOR-BBA	(82,190)

	34,939,000	—	3/27/14	3 month USD-
				LIBOR-BBA	2.335%	200,164

Credit Suisse International
	30,000	—	9/16/10	3.143%	3 month USD-
					LIBOR-BBA	(830)

	93,873,000	—	9/18/10	3 month USD-
				LIBOR-BBA	2.91916%	2,294,743

	28,339,000	—	9/23/10	3 month USD-
				LIBOR-BBA	3.32%	863,236

	90,890,000	—	10/9/10	3 month USD-
				LIBOR-BBA	2.81%	3,043,212

	10,535,000	7,391	10/31/13	3.80%	3 month USD-
					LIBOR-BBA	(913,041)

	6,003,000	5,707	10/31/18	4.35%	3 month USD-
					LIBOR-BBA	(864,524)

	28,000,000	—	12/5/20	3 month USD-
				LIBOR-BBA	3.01%	246,553

	34,401,000	—	9/23/38	4.7375%	3 month USD-
					LIBOR-BBA	(9,789,357)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$27,680,000	$(295,856)	12/10/38	2.69%	3 month USD-
				LIBOR-BBA	$ 2,509,946

21,230,000	226,915	12/10/38	3 month USD-
			LIBOR-BBA	2.69%	(1,925,078)

4,354,000	—	6/30/38	2.71%	3 month USD-
				LIBOR-BBA	420,937

9,050,000	—	1/16/19	3 month USD-
			LIBOR-BBA	2.32%	(399,755)

791,278,000	—	1/30/11	1.4725%	3 month USD-
				LIBOR-BBA	(2,081,265)

82,713,000	—	1/30/29	3 month USD-
			LIBOR-BBA	3.225%	328,756

45,828,000	—	2/5/14	2.475%	3 month USD-
				LIBOR-BBA	(693,153)

14,904,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.35%	330,962

1,000,000	—	3/23/19	2.79%	3 month USD-
				LIBOR-BBA	7,197

2,000,000	—	3/23/19	2.81%	3 month USD-
				LIBOR-BBA	10,865

Deutsche Bank AG
9,603,000	—	9/23/38	4.75%	3 month USD-
				LIBOR-BBA	(2,755,762)

16,390,000	—	10/17/18	4.585%	3 month USD-
				LIBOR-BBA	(2,733,425)

155,211,000	—	10/24/10	3 month USD-
			LIBOR-BBA	2.604%	4,628,859

300,000	—	11/21/18	3.75%	3 month USD-
				LIBOR-BBA	(26,819)

10,667,000	9,135	11/21/10	2.25%	3 month USD-
				LIBOR-BBA	(228,095)

256,319,000	—	11/25/13	3 month USD-
			LIBOR-BBA	2.95409%	11,538,265

85,413,000	—	12/5/13	2.590625%	3 month USD-
				LIBOR-BBA	(2,299,671)

71,471,000	—	12/9/13	3 month USD-
			LIBOR-BBA	2.5225%	1,672,965

27,626,000	—	12/11/18	3 month USD-
			LIBOR-BBA	2.94%	431,179

4,139,000	—	12/15/18	3 month USD-
			LIBOR-BBA	2.80776%	14,737

12,532,000	—	12/16/28	3 month USD-
			LIBOR-BBA	2.845%	(606,408)

46,346,000	—	12/17/23	3 month USD-
			LIBOR-BBA	2.81682%	(1,554,014)

120,558,000	—	12/19/10	3 month USD-
			LIBOR-BBA	1.53429%	897,908

3,000,000	—	12/22/13	2.008%	3 month USD-
				LIBOR-BBA	5,324

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$32,750,000	$—	12/24/13	2.165%	3 month USD-
				LIBOR-BBA	$(184,767)

51,604,000	—	12/30/13	2.15633%	3 month USD-
				LIBOR-BBA	(257,622)

55,500,000	—	1/8/29	3 month USD-
			LIBOR-BBA	3.19625%	10,291

177,800,000	—	1/8/14	2.375%	3 month USD-
				LIBOR-BBA	(2,030,828)

9,717,000	—	1/9/14	3 month USD-
			LIBOR-BBA	2.165%	13,198

16,347,000	—	1/13/19	3 month USD-
			LIBOR-BBA	2.52438%	(430,261)

11,546,000	—	1/20/19	3 month USD-
			LIBOR-BBA	2.347%	(487,639)

14,573,000	—	1/28/29	3 month USD-
			LIBOR-BBA	3.1785%	(44,145)

76,845,000	—	1/30/11	3 month USD-
			LIBOR-BBA	1.45%	184,199

13,167,000	—	2/3/19	3.01%	3 month USD-
				LIBOR-BBA	(205,066)

47,050,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.324%	860,816

131,840,000	—	2/5/14	2.44661%	3 month USD-
				LIBOR-BBA	(1,815,561)

103,816,000	—	2/6/14	2.5529%	3 month USD-
				LIBOR-BBA	(1,950,373)

37,021,000	—	2/6/29	3 month USD-
			LIBOR-BBA	3.42575%	1,241,327

40,000,000	—	2/6/14	2.5675%	3 month USD-
				LIBOR-BBA	(779,165)

22,000,000	—	2/9/14	2.525%	3 month USD-
				LIBOR-BBA	(379,693)

19,000,000	—	2/10/14	2.55%	3 month USD-
				LIBOR-BBA	(349,952)

50,767,000	—	2/10/14	2.5825%	3 month USD-
				LIBOR-BBA	(1,013,542)

16,154,000	—	2/10/29	3 month USD-
			LIBOR-BBA	3.4725%	651,255

21,458,000	—	2/25/14	2.4675%	3 month USD-
				LIBOR-BBA	(292,761)

465,000,000	—	3/16/11	1.6725%	3 month USD-
				LIBOR-BBA	(2,627,347)

230,000,000	—	3/16/16	3 month USD-
			LIBOR-BBA	2.85%	4,351,792

57,000,000	—	3/16/29	3.29%	3 month USD-
				LIBOR-BBA	(606,718)

129,003,000	—	3/20/11	3 month USD-
			LIBOR-BBA	1.43%	110,656

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
	$1,000,000	$—	3/23/19	2.8225%	3 month USD-
					LIBOR-BBA	$4,330

	77,000,000	—	3/23/11	3 month USD-
				LIBOR-BBA	1.45%	105,143

	161,000,000	—	3/30/14	2.36%	3 month USD-
					LIBOR-BBA	(1,083,066)

	74,000,000	—	3/30/21	3 month USD-
				LIBOR-BBA	3.125%	739,139

Goldman Sachs International
	4,135,000	—	3/27/13	3 month USD-
				LIBOR-BBA	3.4625%	236,374

	1,425,000	—	3/29/38	4.665%	3 month USD-
					LIBOR-BBA	(382,253)

	16,446,000	—	4/3/18	3 month USD-
				LIBOR-BBA	4.19%	2,143,129

	2,594,000	—	4/23/18	4.43%	3 month USD-
					LIBOR-BBA	(389,662)

	7,739,000	—	5/19/18	4.525%	3 month USD-
					LIBOR-BBA	(1,207,075)

	68,619,000	—	11/25/28	3.38125%	3 month USD-
					LIBOR-BBA	(2,345,419)

	9,721,000	4,581	10/24/10	3 month USD-
				LIBOR-BBA	2.60%	293,737

	42,741,000	(264,562)	11/18/18	3 month USD-
				LIBOR-BBA	4.10%	4,896,584

	147,319,000	(536,787)	11/18/13	3 month USD-
				LIBOR-BBA	3.45%	9,656,592

	6,472,000	1,780	11/18/10	2.35%	3 month USD-
					LIBOR-BBA	(154,627)

	117,597,000	(32,345)	11/18/10	3 month USD-
				LIBOR-BBA	2.35%	2,810,999

	9,840,000	—	1/23/19	2.61125%	3 month USD-
					LIBOR-BBA	185,805

EUR	20,420,000	—	2/3/11	6 month EUR-
				EURIBOR-
				REUTERS	2.23%	193,376

AUD	17,025,000 E	—	2/14/12	3 month AUD-
				BBR-BBSW	4.39%	(28,335)

JPMorgan Chase Bank, N.A.
	$37,233,000	—	3/5/18	4.325%	3 month USD-
					LIBOR-BBA	(4,681,636)

	7,633,000	—	3/7/18	4.45%	3 month USD-
					LIBOR-BBA	(1,033,502)

	6,495,000	—	3/12/18	3 month USD-
				LIBOR-BBA	4.4525%	879,991

	1,671,000	—	3/11/38	5.0025%	3 month USD-
					LIBOR-BBA	(556,900)

	13,753,000	—	3/11/38	5.03%	3 month USD-
					LIBOR-BBA	(4,655,374)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$78,169,000	$—	3/15/10	3 month USD-
				LIBOR-BBA	2.5%	$992,409

	10,478,000	—	3/20/13	3 month USD-
				LIBOR-BBA	3.145%	472,891

	16,151,000	—	3/20/13	3 month USD-
				LIBOR-BBA	3.13%	719,644

	45,327,000	—	3/25/10	3 month USD-
				LIBOR-BBA	2.325%	510,375

	8,543,000	—	3/26/10	3 month USD-
				LIBOR-BBA	2.33375%	96,875

	7,675,000	—	4/8/13	3 month USD-
				LIBOR-BBA	3.58406%	581,279

	5,417,000	—	5/7/13	3.9325%	3 month USD-
					LIBOR-BBA	(486,618)

	601,000	—	5/16/18	4.53%	3 month USD-
					LIBOR-BBA	(94,065)

	6,577,000	—	5/23/10	3 month USD-
				LIBOR-BBA	3.16%	210,588

	26,000,000	—	6/13/13	4.47%	3 month USD-
					LIBOR-BBA	(2,872,268)

	2,000,000	—	6/27/18	3 month USD-
				LIBOR-BBA	4.8305%	357,348

	51,868,000	—	7/16/10	3 month USD-
				LIBOR-BBA	3.384%	1,684,402

	9,027,000	—	7/22/10	3 month USD-
				LIBOR-BBA	3.565%	315,813

	90,110,000	—	7/28/10	3 month USD-
				LIBOR-BBA	3.5141%	3,066,032

AUD	19,520,000 E	—	8/6/18	6 month AUD-
				BBR-BBSW	6.865%	569,318

	$18,200,000	—	9/23/38	4.70763%	3 month USD-
					LIBOR-BBA	(5,074,877)

	39,500,000	—	10/9/13	3.5576%	3 month USD-
					LIBOR-BBA	(3,010,857)

	27,685,000	—	10/23/13	3 month USD-
				LIBOR-BBA	3.535%	2,077,475

	4,092,000	(12,037)	11/4/18	3 month USD-
				LIBOR-BBA	4.45%	614,306

	24,111,000	—	11/10/18	3 month USD-
				LIBOR-BBA	4.83%	4,497,028

	42,300,000	—	11/10/18	4.12%	3 month USD-
					LIBOR-BBA	(5,209,360)

	26,000,000	—	11/24/10	3 month USD-
				LIBOR-BBA	2.0075%	450,079

	12,511,000	—	12/19/18	5%	3 month USD-
					LIBOR-BBA	(2,480,524)

PLN	10,550,000	—	1/26/11	6 month PLN-
				WIBOR-WIBO	4.177%	(36,379)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$8,260,000	$—	1/27/24	3.1%	3 month USD-
					LIBOR-BBA	$32,361

AUD	13,620,000 E	—	1/27/12	3 month AUD-
				BBR-BBSW	4.21%	(36,383)

	$4,130,000	—	2/3/24	3 month USD-
				LIBOR-BBA	3.2825%	74,105

AUD	7,870,000	—	2/24/19	4.825%	6 month AUD-
					BBR-BBSW	51,192

	$93,087,000	—	3/3/11	3 month USD-
				LIBOR-BBA	1.68283%	579,964

EUR	16,550,000	—	3/4/14	1 month EUR-
				EURIBOR-
				REUTERS	2.74%	88,666

GBP	11,370,000	—	3/4/12	6 month GBP-
				LIBOR-BBA	2.535%	24,743

	$7,111,000	—	3/6/39	3.48%	3 month USD-
					LIBOR-BBA	(317,397)

AUD	5,902,500	—	3/6/19	4.93%	6 month AUD-
					BBR-BBSW	9,366

CAD	6,990,000	—	3/16/11	0.98%	3 month CAD-
					BA-CDOR	(14,424)

CAD	1,540,000	—	3/16/19	3 month CAD-
				BA-CDOR	2.7%	23,543

CAD	7,170,000	—	3/17/13	1.56%	3 month CAD-
					BA-CDOR	(34,971)

	$7,290,000	—	3/19/13	3 month USD-
				LIBOR-BBA	2.28%	85,955

	2,340,000	—	3/19/24	3.37%	3 month USD-
					LIBOR-BBA	(59,422)

CAD	2,290,000	—	3/17/24	3 month CAD-
				BA-CDOR	3.46%	40,359

	$110,000,000	—	3/20/19	3.20875%	3 month USD-
					LIBOR-BBA	(3,283,642)

	52,000,000	—	3/24/11	3 month USD-
				LIBOR-BBA	1.4625%	83,338

EUR	30,200,000	—	3/30/11	6 month EUR-
				EURIBOR-
				REUTERS	1.972%	128,379

	$9,100,000	—	3/30/19	3 month USD-
				LIBOR-BBA	2.945%	55,905

UBS AG
	350,263,000	—	11/6/10	3 month USD-
				LIBOR-BBA	2.64%	10,570,208

	8,289,000	275,540	11/10/28	4.45%	3 month USD-
					LIBOR-BBA	(1,358,099)

	19,041,000	(483,711)	11/10/18	3 month USD-
				LIBOR-BBA	4.45%	2,421,855

	36,125,000	(475,265)	11/24/38	3 month USD-
				LIBOR-BBA	3.3%	207,964

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

UBS AG cont.
$1,229,000	$(5,999)	11/24/18	3 month USD-
			LIBOR-BBA	3.4%	$65,192

4,707,000	(1,486)	11/24/10	3 month USD-
			LIBOR-BBA	2.05%	84,176

37,976,000	—	11/24/10	3 month USD-
			LIBOR-BBA	2.05%	691,121

Total					$18,130,479

E See Note 1 to the financial statements regarding extended effective dates.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	8,850,000 F	3/27/14	1.785%	Eurostat Eurozone	$7,368
				HICP excluding
				tobacco

Goldman Sachs International
EUR	14,750,000	4/30/13	2.375%	French Consumer	647,040
				Price Index
				excluding tobacco

EUR	14,750,000	4/30/13	(2.41%)	Eurostat Eurozone	(769,670)
				HICP excluding
				tobacco

EUR	14,750,000	5/6/13	2.34%	French Consumer	619,027
				Price Index
				excluding tobacco

EUR	14,750,000	5/6/13	(2.385%)	Eurostat Eurozone	(752,040)
				HICP excluding
				tobacco

	$1,095,141 F	8/28/09	(3 month USD-	iShares MSCI	3,915,932
			LIBOR-BBA minus	Emerging Markets
			85 bp)	Index

JPMorgan Chase Bank, N.A.
	1,114,907	8/19/09	(3 month USD-	iShares MSCI	3,043,662
			LIBOR-BBA minus	Emerging Markets
			125 bp)	Index

Morgan Stanley Capital Services, Inc.
	2,368	8/4/09	(3 month USD-	MSCI Daily Total	16,233
			LIBOR-BBA minus	Return Net
			3.30%)	Emerging Markets
				India USD Index

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

UBS AG
$1,632	2/8/10	(3 month USD-	MSCI Daily Total	$7,092
		LIBOR-BBA minus	Return Net
		3.50%)	Emerging Markets
India USD Index

Total				$6,734,644

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications,
5 3/4%, 1/15/13	Ca	$—	$530,000	9/20/09	635 bp	$(118,313)

Computer Science
Corp., 5%, 2/15/13	—	—	1,190,000	3/20/18	(71 bp)	(1,246)

DJ ABX CMBX BBB
Index	—	255	370,000 F	10/12/52	(134 bp)	321,970

Embarq Corp.,
7.082%, 6/1/16	—	—	950,000	6/20/16	(265 bp)	(88,189)

Limited Brands,
Inc., 6 1/8%,
12/1/12	—	—	935,000	12/20/12	(252 bp)	73,211

Marriott
International, 4
5/8%, 6/15/12	—	—	475,000	6/20/12	(139 bp)	37,221

Mattel, Inc.,
7 1/4%, 7/9/12	—	—	1,645,000	3/20/13	(157.2 bp)	(8,758)

MetLife Inc., 5%,
6/15/15	—	—	395,000	12/20/13	(384 bp)	60,672

Motorola, Inc.,
6.5%, 9/1/25	—	—	1,790,000	11/20/11	(240 bp)	33,926

Nalco Co., 7.75%,
11/15/11	B1	—	70,000	9/20/12	350 bp	(5,419)

Ryder System Inc.,
6.95%, 12/1/25	—	—	1,645,000	3/20/13	(135 bp)	111,070

Sealed Air Corp.,
5 5/8%, 7/15/13	—	—	1,040,000	9/20/13	(169 bp)	40,371

Spectra Energy
Capital, 6 1/4%,
2/15/13	—	—	1,645,000	9/20/14	(115 bp)	(13,149)

Tyson Foods, Inc.,
6.6%, 4/1/16	—	—	1,485,000	12/20/11	(370 bp)	(30,701)

Tyson Foods, Inc.,
6.6%, 4/1/16	—	—	1,485,000	10/20/11	(370 bp)	(38,379)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A. cont.
Visteon Corp., 7%,
3/10/14	—	$(127,500)	$480,000	9/20/13	(500 bp)	$299,255

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	69,445	505,889	7/25/45	18 bp	(14,009)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	54,926	379,259	7/25/45	18 bp	(7,639)

DJ ABX HE PEN AAA
Series 7 Version 1
Index	A+	273,470	464,000	8/25/37	9 bp	(52,482)

DJ CDX NA IG Series
12 Version 1 Index	—	(420,047)	11,138,000	6/20/14	(100 bp)	58,590

Citibank, N.A.
Advanced Micro
Devices, Inc.,
7 3/4%, 11/1/12	Caa1	86,100	1,435,000	9/20/09	500 bp	(52,526)

DJ ABX HE AAA Index	AA	513,565	2,669,065	5/25/46	11 bp	(700,803)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AA	107,016	541,143	5/25/46	11 bp	(139,193)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	34,119	221,920	7/25/45	18 bp	(2,490)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	397,746	2,329,288	5/25/46	11 bp	(662,030)

Dominion Resources
Inc., 5.15%, 7/15/15	—	—	5,295,000	6/20/18	(73 bp)	(26,810)

Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	—	—	1,810,000	3/20/12	(102 bp)	278,306

Hanson Plc, 7 7/8%,
9/27/10	—	—	1,535,000	9/20/16	(71 bp)	731,110

International Lease
Finance Corp.,
4.15%, 1/20/15	—	—	1,840,000	6/20/13	(222.50 bp)	679,862

International Lease
Finance Corp.,
4.15%, 1/20/15	—	—	625,000	9/20/13	(105 bp)	250,488

Lear Corp., T/L
Bank Loan	—	—	265,000	6/20/13	(225 bp)	160,913

Lear Corp., T/L
Bank Loan	Caa1	—	265,000	6/20/13	700 bp	(144,604)

Lexmark
International,
Inc., 5.9%, 6/1/13	Baa2	—	905,000	6/20/13	108.5 bp	69,177

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Citibank, N.A. cont.
Limited Brands,
Inc., 6 1/8%,
12/1/12	—	$—	$1,755,000	12/20/12	(275 bp)	$124,646

Limited Brands,
Inc., 6 1/8%,
12/1/12	—	—	295,000	6/20/11	(250 bp)	16,318

Masco Corp.,
5 7/8%, 7/15/12	—	—	2,370,000	3/20/17	(213 bp)	316,514

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	—	—	1,375,000	6/20/13	(85 bp)	97,634

Qwest Capital
Funding, 7 3/4%,
2/15/31	—	—	1,475,000	6/20/13	(263 bp)	70,982

Rexam PLC, 4 3/8%,
3/15/13	—	—	655,000	6/20/13	(145 bp)	60,651

Telecom Italia SPA.
5 3/8%, 1/29/19	—	—	4,865,000	9/20/11	(218 bp)	155,842

Credit Suisse International
Arrow Electronics,
Inc., 6 7/8%, 6/1/18	—	—	1,405,000	10/1/10	(54.2 bp)	9,793

DJ ABX HE AAA
Series 7 Version 2
Index	BB+	35,520	64,000	1/25/38	76 bp	(12,791)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	57,504	370,711	7/25/45	18 bp	(3,650)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	26,040	169,368	7/25/45	18 bp	(1,900)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	22,876	148,791	7/25/45	18 bp	(1,669)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	11,000	71,546	7/25/45	18 bp	(803)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	25,421	144,675	7/25/45	18 bp	1,555

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	47,484	283,969	7/25/45	18 bp	639

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	16,154	98,139	7/25/45	18 bp	(36)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	180,407	888,251	5/25/46	11 bp	(223,729)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	$173,200	$537,263	5/25/46	11 bp	$(71,243)

DJ ABX HE PEN AAA
Series 7 Version 1
Index	A+	347,938	586,000	8/25/37	9 bp	(63,717)

DJ CMB NA CMBX AAA
Index	AAA	83,722	503,000	12/13/49	8 bp	(84,256)

DJ CMB NA CMBX AJ
Index	—	(79,093)	246,000 F	2/17/51	(96 bp)	99,244

DJ CMBX NA AAA
Series 4 Version 1
Index	—	(1,014,140)	2,455,000	2/17/51	(35 bp)	(181,511)

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	—	—	235,000	12/20/13	(210 bp)	17,461

Southwest Airlines,
5 1/4%, 10/1/14	—	—	590,000	3/20/12	(190 bp)	15,107

Deutsche Bank AG
Advanced Micro
Devices, Inc.,
7 3/4%, 11/1/12	Caa1	20,150	310,000	9/20/09	500 bp	(9,797)

CBS Corp, 4 5/8%,
5/15/18	—	—	1,705,000	6/20/11	(102 bp)	151,234

CBS Corp., 4 5/8%,
5/15/18	—	—	1,465,000	9/20/12	(87 bp)	195,944

CenturyTel. Inc.,
6%, 4/1/17	—	—	1,235,000	6/20/13	(170 bp)	(25,523)

CNA Financial
Corp., 5.85%,
12/15/14	—	—	1,415,000	9/20/16	(155 bp)	137,628

DJ ABX CMBX AAA
Index	AAA	15,676	260,000 F	2/17/51	35 bp	(73,586)

DJ ABX HE A Series
7 Version 2 Index	CCC	256,620	279,642	1/25/38	369 bp	(15,131)

DJ ABX HE AAA Index	AAA	87,269	1,104,792	7/25/45	18 bp	(310,418)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	24,041	145,942	7/25/45	18 bp	(35)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	136,544	389,796	5/25/46	11 bp	(40,805)

DJ CDX NA HY Series
11 Version 1 Index	B+	6,052,073	25,753,500	12/20/13	500 bp	(1,922,070)

DJ CDX NA IG Series
11 Version 1 Index	BBB+	158,178	7,515,000	12/20/13	150 bp	(105,448)

DJ CDX NA IG Series
12 Version 1 Index	—	(19,149)	485,000	6/20/14	(100 bp)	1,720

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
DJ CDX NA IG Series
12 Version 1 Index	—	$(1,392,726)	$36,095,000	6/20/14	(100 bp)	$160,402

DJ iTraxx Europe
Series 9 Version 1	—	131,841	EUR 1,930,000	6/20/13	(650 bp)	569,702

Expedia Inc.,
7.456%, 8/15/18	—	—	$660,000	12/20/13	(310 bp)	43,525

General Electric
Capital Corp., 6%,
6/15/12	C	—	460,000	9/20/13	109 bp	(95,922)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	—	EUR 130,000	6/20/09	400 bp	(9,261)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	—	EUR 470,000	6/20/09	400 bp	(33,482)

Hanson PLC.,
7 7/8%, 9/27/10	—	—	$260,000	9/20/16	(255 bp)	112,014

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	—	1,335,000 F	2/19/10	115 bp	10,402

Nalco Co., 7.75%,
11/15/11	B1	—	60,000	12/20/12	363 bp	(4,753)

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	775,000	12/20/13	112 bp	(34,826)

Packaging
Corporation of
America, 5 3/4%,
8/1/13	—	—	1,730,000	9/20/13	(129 bp)	56,882

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	—	—	615,000	3/20/18	(95 bp)	(9,770)

PPG Industries,
Inc., 7.05%, 8/15/09	—	—	915,000	3/20/18	(154 bp)	9,112

Smurfit Kappa
Funding, 10 1/8%,
10/1/12	BB/P	—	EUR 420,000	6/20/09	135 bp	(7,766)

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 435,000	9/20/13	715 bp	(55,510)

Tyco Electronics
Group, 6.55%,
10/1/17	—	—	$940,000	12/20/17	(125.5 bp)	134,516

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR 605,000	9/20/13	477 bp	(42,416)

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR 605,000	9/20/13	535 bp	(26,220)

Goldman Sachs International
CNA Financial
Corp., 5.85%,
12/15/14	—	—	885,000	9/20/11	(160 bp)	51,513

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
CSC Holdings, Inc.,
7 5/8%, 7/15/18	B1	$—	$340,000	9/20/13	495 bp	$14,382

CVS Caremark Corp.,
4 7/8%, 9/15/14	—	—	595,000	9/20/13	(59 bp)	8,778

CVS Caremark Corp.,
4 7/8%, 9/15/14	—	—	740,000	9/20/11	(50 bp)	7,099

DJ ABX HE A Index	CCC	94,484	139,821	1/25/38	369 bp	(41,391)

DJ ABX HE AAA Index	AAA	79,132	1,001,779	7/25/45	18 bp	(281,474)

DJ ABX HE AAA Index	BB+	33,138	141,000	1/25/38	76 bp	(73,296)

DJ CDX NA CMBX AAA
Index	AAA	8,778	240,000 F	3/15/49	7 bp	(59,013)

DJ CDX NA HY Series
11 Version 1 Index	B+	770,059	2,813,000	12/20/13	500 bp	(100,940)

DJ CDX NA IG Series
12 Version 1 Index	—	(953,163)	21,689,000	6/20/14	(100 bp)	—

DJ CMB NA CMBX AAA
Index	AAA	1,067,975	14,468,000	2/17/51	35 bp	(3,838,937)

Lighthouse
International Co,
SA, 8%, 4/30/14	B3	—	EUR 1,195,000	3/20/13	680 bp	(580,526)

Pearson PLC., 7%,
10/27/14	—	—	$1,500,000	6/20/18	(96 bp)	(29,985)

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 400,000	9/20/13	720 bp	(76,417)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	$860,000	12/20/13	118.1 bp	(45,190)

JPMorgan Chase Bank, N.A.
AllTel Corp.,
7 7/8%, 7/1/32	—	—	825,000	9/20/12	(95 bp)	(20,111)

Anheuser-Busch Co.,
Inc. 5 5/8%, 10/1/10	—	—	2,370,000	3/20/17	(133 bp)	(14,109)

CenturyTel. Inc.,
6%, 4/1/17	—	—	725,000	6/20/13	(95 bp)	6,832

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR 1,195,000	3/20/13	795 bp	(507,174)

Cox Communications,
Inc., 6.8%, 8/1/28	—	—	$2,360,000	3/20/10	(45 bp)	12,650

Darden Restaurants,
Inc., 6%, 8/15/35	—	—	1,485,000	12/20/17	(155.3 bp)	(9,501)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	118,053	581,244	5/25/46	11 bp	(146,401)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	138,216	388,933	5/25/46	11 bp	(38,740)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
DJ CMBX NA AAA
Series 4 Version 1
Index	—	$(702,897)	$1,800,000	2/17/51	(35 bp)	$(78,242)

DJ CMBX NA AAA
Series 4 Version 1
Index	AAA	898,927	2,302,000	2/17/51	35 bp	100,063

DJ iTraxx Europe
Crossover Series 8
Version 1	—	(456,173)	EUR 3,414,000	12/20/12	(375 bp)	682,498

Embarq Corp.,
7.082%, 6/1/16	—	—	$3,150,000	6/20/13	(337 bp)	(282,723)

Expedia, Inc.,
7.456%, 8/15/18	—	—	440,000	9/20/13	(300 bp)	28,675

Freeport-McMoRan
Copper & Gold,
Inc., 8 3/8%, 4/1/17	—	—	1,345,000	6/20/12	(145 bp)	121,610

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Ba2	—	1,070,000	6/20/12	750 bp	(693,649)

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Ba3	—	130,000	6/20/12	750 bp	(84,275)

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Baa3	—	120,000	9/20/13	775 bp	(80,946)

Lexmark
International,
Inc., 5.9%, 6/1/13	—	—	1,550,000	6/20/13	(113 bp)	115,852

Nextel
Communications,
7 3/8%, 8/1/15	—	—	1,685,000	9/20/13	(540 bp)	330,664

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	—	280,000	6/20/13	595 bp	(148,419)

TDC AS, 6 1/2%,
4/19/12	—	—	EUR 655,000	9/20/13	(200 bp)	(6,764)

Merrill Lynch Capital Services, Inc.
Marriott
International, 4
5/8%, 6/15/12	—	—	$1,030,000	6/20/12	(247 bp)	53,824

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	815,000	12/20/13	113 bp	(36,278)

Merrill Lynch International
AllTel Corp.,
7 7/8%, 7/1/32	—	—	5,835,000	9/20/12	(97 bp)	(146,303)

AmerisourceBergen
Corp., 5 7/8%,
9/15/15	—	—	195,000	9/20/12	(65 bp)	1,058

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Merrill Lynch International cont.
Block Financial
LLC. 5 1/8%,
10/30/14	—	$ —	$2,110,000	12/20/14	(69 bp)	$48,446

Computer Sciences
Corp, 5%, 2/15/13	—	—	750,000	3/20/13	(66 bp)	(23)

Felcor Lodging LP,
8 1/2%, 6/1/11	—	—	770,000	6/20/11	(316 bp)	229,850

Liberty Media LLC.,
5.7%, 5/15/13	—	—	1,490,000	6/20/09	(203 bp)	11,225

MGM Mirage Inc.,
5 7/8%, 2/27/14	—	—	1,318,000	9/20/10	(470 bp)	770,769

Pearson PLC, 7%,
10/27/14	—	—	970,000	6/20/18	(65 bp)	4,456

Sara Lee Corp.,
6 1/8%, 11/1/32	—	—	670,000	6/20/13	(55.5 bp)	2,268

Supervalu, Inc.,
7 1/2%, 05/15/12	—	—	5,760,000	8/1/09	(90 bp)	50,227

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series
12 Version 1 Index	—	(135,698)	3,340,000	6/20/14	(100 bp)	7,833

DJ CDX NA IG Series
12 Version 1 Index	—	(2,337,311)	52,653,000	6/20/14	(100 bp)	—

Nalco Co., 7.75%,
11/15/11	B1	—	70,000	9/20/12	330 bp	(5,835)

Nalco Co., 7.75%,
11/15/11	B1	—	110,000	3/20/13	460 bp	(5,789)

UBS, AG
Cardinal Health
Inc., 5.85%,
12/15/17	—	—	4,045,000	6/20/13	(49 bp)	43,511

Hanson PLC.,
7 7/8%, 9/27/10	—	—	610,000	9/20/16	(250 bp)	256,973

Meritage Homes
Corp., 7%, 5/1/14	—	—	195,000	9/20/13	(760 bp)	36,006

Total						$(4,234,564)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2009. Securities rated by Putnam are indicated by "/P."

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $230,358,573) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$60,683,181	$58,235,559	4/15/09	$2,447,622

Brazilian Real	1,696,658	1,626,848	4/15/09	69,810

British Pound	35,433,894	34,838,755	4/15/09	595,139

Canadian Dollar	956,868	958,246	4/15/09	(1,378)

Chilean Peso	2,380,836	2,247,220	4/15/09	133,616

Czech Koruna	728,873	749,029	4/15/09	(20,156)

Euro	47,466,749	45,867,534	4/15/09	1,599,215

Hungarian Forint	1,176,090	1,142,667	4/15/09	33,423

Japanese Yen	38,207,212	38,532,965	4/15/09	(325,753)

Mexican Peso	1,069,175	1,015,420	4/15/09	53,755

New Zealand Dollar	283,947	271,820	4/15/09	12,127

Norwegian Krone	29,025,404	29,419,608	4/15/09	(394,204)

Polish Zloty	1,790,806	1,644,767	4/15/09	146,039

Singapore Dollar	724,033	713,648	4/15/09	10,385

South African Rand	2,796,347	2,642,113	4/15/09	154,234

South Korean Won	402,469	372,287	4/15/09	30,182

Swedish Krona	6,769,051	6,112,708	4/15/09	656,343

Swiss Franc	3,971,362	3,848,194	4/15/09	123,168

Turkish Lira (New)	121,507	119,185	4/15/09	2,322

Total				$5,325,889

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $260,918,261) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$17,356,006	$15,981,856	4/15/09	$(1,374,150)

Brazilian Real	2,486,055	2,365,250	4/15/09	(120,805)

British Pound	49,008,332	48,409,416	4/15/09	(598,916)

Canadian Dollar	32,946,046	32,699,531	4/15/09	(246,515)

Czech Koruna	1,326,778	1,261,582	4/15/09	(65,196)

Danish Krone	997,075	948,520	4/15/09	(48,555)

Euro	80,085,453	76,087,771	4/15/09	(3,997,682)

Hong Kong Dollar	740,091	739,491	4/15/09	(600)

Hungarian Forint	1,712,434	1,610,625	4/15/09	(101,809)

Japanese Yen	6,198,859	6,231,438	4/15/09	32,579

Mexican Peso	1,235,647	1,130,708	4/15/09	(104,939)

New Zealand Dollar	1,143,362	988,341	4/15/09	(155,021)

Norwegian Krone	15,778,313	14,913,173	4/15/09	(865,140)

Peruvian New Sol	3,260,938	3,146,415	4/15/09	(114,523)

Polish Zloty	1,129,308	1,029,657	4/15/09	(99,651)

Singapore Dollar	4,444,063	4,379,585	4/15/09	(64,478)

South African Rand	2,118,627	1,925,718	4/15/09	(192,909)

South Korean Won	624,250	561,165	4/15/09	(63,085)

Swedish Krona	22,403,911	21,206,330	4/15/09	(1,197,581)

Swiss Franc	22,002,664	21,668,592	4/15/09	(334,072)

Taiwan Dollar	2,995,770	2,924,643	4/15/09	(71,127)

Turkish Lira (New)	777,907	708,454	4/15/09	(69,453)

Total				$(9,853,628)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	11	$1,106,023	Jun-09	$17,538

Canadian Government Bond 10 yr (Short)	39	3,921,355	Jun-09	(62,967)

Dow Jones Euro Stoxx 50 Index (Short)	1,613	42,694,550	Jun-09	(859,344)

Euro-Bobl 5 yr (Long)	20	3,096,200	Jun-09	(7,104)

Euro-Bund 10 yr (Long)	156	25,779,855	Jun-09	117,110

Euro-Dollar 90 day (Short)	128	31,648,000	Jun-09	(525,023)

Euro-Dollar 90 day (Short)	428	105,828,350	Sep-09	(2,015,202)

Euro-Dollar 90 day (Short)	420	103,692,750	Dec-09	(2,058,642)

Euro-Dollar 90 day (Short)	22	5,428,500	Mar-10	(130,885)

Euro-Euribor Interest Rate 90 day (Long)	231	75,021,929	Dec-10	344,424

Euro-Euribor Interest Rate 90 day (Long)	97	31,588,062	Sep-10	88,824

Euro-Euribor Interest Rate 90 day (Short)	82	26,835,356	Dec-09	(92,024)

Euro-Euribor Interest Rate 90 day (Short)	97	31,797,403	Sep-09	(112,262)

Euro-Schatz 2 yr (Short)	1	143,827	Jun-09	(542)

FTSE 100 Index (Long)	307	17,108,017	Jun-09	452,127

FTSE 100 Index (Short)	249	13,875,884	Jun-09	(363,141)

Hang Seng Index (Short)	36	3,148,409	Apr-09	53,509

IBEX 35 Index (Long)	55	5,692,801	Apr-09	162,164

Japanese Government Bond 10 yr (Long)	13	18,126,262	Jun-09	(100,180)

Japanese Government Bond 10 yr (Short)	4	5,577,311	Jun-09	29,857

OMXS 30 Index (Short)	518	4,062,776	Apr-09	94,520

Russell 2000 Index Mini (Long)	55	2,317,150	Jun-09	434,940

Russell 2000 Index Mini (Short)	382	16,093,660	Jun-09	(2,738,174)

S&P 500 Index (Long)	11	2,185,700	Jun-09	165,671

S&P 500 Index E-Mini (Long)	3,541	140,710,488	Jun-09	18,489,134

S&P 500 Index E-Mini (Short)	348	13,828,650	Jun-09	(648,950)

S&P Mid Cap 400 Index E-Mini (Long)	338	16,491,020	Jun-09	2,418,960

S&P Mid Cap 400 Index E-Mini (Short)	117	5,708,430	Jun-09	(701,064)

S&P/Toronto Stock Exchange 60 Index (Long)	94	7,847,631	Jun-09	1,111,163

SGX MSCI Singapore Index (Short)	63	1,687,182	Apr-09	3,066

SPI 200 Index (Long)	29	1,797,594	Jun-09	77,540

SPI 200 Index (Short)	80	4,958,880	Jun-09	(236,653)

Sterling 90 day (Long)	16	2,803,678	Sep-10	(3,421)

Sterling 90 day (Long)	16	2,828,350	Sep-09	(119)

Tokyo Price Index (Short)	414	32,466,492	Jun-09	(3,334,074)

U.K. Gilt 10 yr (Long)	50	8,836,621	Jun-09	46,530

U.K. Gilt 10 yr (Short)	89	15,729,186	Jun-09	(486,605)

U.S. Treasury Bond 20 yr (Long)	275	35,668,359	Jun-09	1,011,892

U.S. Treasury Bond 20 yr (Short)	818	106,097,156	Jun-09	(3,830,234)

U.S. Treasury Note 2 yr (Short)	1,816	395,689,375	Jun-09	(1,851,854)

U.S. Treasury Note 5 yr (Long)	123	14,608,172	Jun-09	199,537

U.S. Treasury Note 5 yr (Short)	291	34,560,797	Jun-09	(607,808)

U.S. Treasury Note 10 yr (Long)	3,292	408,465,188	Jun-09	6,855,697

U.S. Treasury Note 10 yr (Short)	269	33,377,016	Jun-09	(580,920)

Total				$10,827,011

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $17,045,317) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Citigroup, Inc. (Put)	$310,032	Jun-09/$5.00	$914,594

Market Vectors Gold Minors ETF (Put)	161,436	Apr-09/32.00	61,313

S&P 500 Future Option (Call)	305	Apr-09/875	278,313

S&P 500 Future Option (Put)	61	Apr-09/650	28,213

Spider Trust Series 1 (Call)	51,689	Apr-09/87.50	18,350

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.51% versus the
three month USD-LIBOR-BBA maturing May 14, 2022.	12,203,000	May-12/5.51	2,006,120

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 5.51% versus
the three month USD-LIBOR-BBA maturing May 14, 2022.	12,203,000	May-12/5.51	180,846

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 5.08% versus
the three month USD-LIBOR-BBA maturing February 24, 2020.	38,405,000	Feb-10/5.08	112,143

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.08% versus the
three month USD-LIBOR-BBA maturing February 24, 2020.	38,405,000	Feb-10/5.08	6,522,321

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 4.735% versus
the three month USD-LIBOR-BBA maturing May 19, 2019.	26,807,000	May-09/4.735	268

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 4.735% versus the
three month USD-LIBOR-BBA maturing May 19, 2019.	26,807,000	May-09/4.735	4,291,801

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 5.215% versus
the three month USD-LIBOR-BBA maturing February 18, 2020.	56,491,000	Feb-10/5.215	129,929

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.215% versus the
three month USD-LIBOR-BBA maturing February 18, 2020.	56,491,000	Feb-10/5.215	10,241,254

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to receive a fixed rate of 5.22% versus
the three month USD-LIBOR-BBA maturing February 24, 2020.	38,405,000	Feb-10/5.22	91,020

Option on an interest rate swap with JPMorgan Chase Bank,
N.A. for the obligation to pay a fixed rate of 5.22% versus the
three month USD-LIBOR-BBA maturing February 24, 2020.	38,405,000	Feb-10/5.22	6,962,442

Total			$31,838,927

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $126,921,328) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, April 1, 2039	$14,000,000	4/13/09	$14,529,376

FNMA, 5s, April 1, 2039	35,000,000	4/13/09	36,104,674

FNMA, 4 1/2s, April 1, 2039	75,000,000	4/13/09	76,593,750

Total			$127,227,800

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$24,333,000	$—	5/23/10	3 month USD-
				LIBOR-BBA	3.155%	$777,114

	20,800,000	—	7/18/13	4.14688%	3 month USD-
					LIBOR-BBA	(1,914,958)

	19,000,000	—	7/29/18	3 month USD-
				LIBOR-BBA	4.75%	3,171,495

	19,473,000	—	8/26/18	3 month USD-
				LIBOR-BBA	4.54375%	2,862,862

	189,730,000	—	9/10/10	3 month USD-
				LIBOR-BBA	3.22969%	5,443,770

	79,311,000	—	9/18/38	4.36125%	3 month USD-
					LIBOR-BBA	(16,865,162)

	180,482,000	—	9/18/10	3 month USD-
				LIBOR-BBA	2.86667%	4,271,328

	18,000,000	—	9/19/18	3 month USD-
				LIBOR-BBA	4.07%	1,888,874

	25,034,000	78,143	10/1/18	3 month USD-
				LIBOR-BBA	4.30%	3,625,019

	18,544,000	(78,141)	10/8/38	3 month USD-
				LIBOR-BBA	4.30%	3,957,408

	24,970,000	9,425	10/20/18	3 month USD-
				LIBOR-BBA	4.60%	4,199,864

	58,762,000	(53,418)	10/20/10	3.00%	3 month USD-
					LIBOR-BBA	(2,266,594)

	14,124,000	—	10/26/12	4.6165%	3 month USD-
					LIBOR-BBA	(1,595,236)

	30,577,000	—	7/22/10	3 month USD-
				LIBOR-BBA	3.5375%	1,058,232

	9,379,000	—	5/8/28	4.95%	3 month USD-
					LIBOR-BBA	(2,520,129)

Barclays Bank PLC
	195,740,000	—	12/9/10	3 month USD-
				LIBOR-BBA	2.005%	3,340,230

	39,503,000	—	12/9/20	3 month USD-
				LIBOR-BBA	2.91875%	(35,143)

	159,088,000	—	12/17/13	2.42875%	3 month USD-
					LIBOR-BBA	(2,928,525)

Citibank, N.A.
MXN	45,610,000 F	—	7/18/13	1 month MXN-
				TIIE-BANXICO	9.175%	254,666

MXN	13,685,000	—	7/22/13	1 month MXN-
				TIIE-BANXICO	9.21%	73,072

	$8,800,000	—	9/5/13	3.905%	3 month USD-
					LIBOR-BBA	(691,652)

AUD	5,200,000 E	—	9/11/18	6.1%	6 month AUD-
					BBR-BBSW	(44,652)

	$124,692,000	—	9/17/13	3 month USD-
				LIBOR-BBA	3.4975%	7,511,690

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
$76,667,000	$—	9/18/38	4.45155%	3 month USD-
				LIBOR-BBA	$(17,630,232)

87,835,000	—	9/18/10	3 month USD-
			LIBOR-BBA	2.92486%	2,154,350

47,592,000	—	6/29/18	2.477%	3 month USD-
				LIBOR-BBA	1,015,058

5,493,000	—	2/24/16	2.77%	3 month USD-
				LIBOR-BBA	(83,868)

11,851,000	—	3/25/19	2.95%	3 month USD-
				LIBOR-BBA	(81,108)

48,954,000	—	3/27/14	3 month USD-
			LIBOR-BBA	2.335%	280,455

Credit Suisse International
36,096,000	—	9/18/10	3 month USD-
			LIBOR-BBA	2.91916%	882,373

31,520,000	—	9/23/10	3 month USD-
			LIBOR-BBA	3.32%	960,133

117,045,000	—	10/9/10	3 month USD-
			LIBOR-BBA	2.81%	3,918,943

17,848,000	—	11/6/15	3.97005%	3 month USD-
				LIBOR-BBA	(1,850,071)

34,000,000	—	12/5/20	3 month USD-
			LIBOR-BBA	3.01%	299,385

42,027,000	—	9/23/38	4.7375%	3 month USD-
				LIBOR-BBA	(11,959,458)

55,500,000	(593,208)	12/10/38	2.69%	3 month USD-
				LIBOR-BBA	5,032,588

11,000,000	—	12/11/18	2.9275%	3 month USD-
				LIBOR-BBA	(159,495)

21,632,000	—	1/16/19	3 month USD-
			LIBOR-BBA	2.32%	(955,526)

1,183,090,000	—	1/30/11	1.4725%	3 month USD-
				LIBOR-BBA	(3,111,832)

112,617,000	—	1/30/29	3 month USD-
			LIBOR-BBA	3.225%	447,614

42,442,000	—	2/5/14	2.475%	3 month USD-
				LIBOR-BBA	(641,940)

13,803,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.35%	306,512

1,000,000	—	3/23/19	2.79%	3 month USD-
				LIBOR-BBA	7,197

2,000,000	—	3/23/19	2.81%	3 month USD-
				LIBOR-BBA	10,865

58,557,000	—	3/24/39	3 month USD-
			LIBOR-BBA	3.34%	970,741

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
$12,632,000	$—	9/23/38	4.75%	3 month USD-
				LIBOR-BBA	$(3,624,990)

37,702,000	—	9/24/10	3 month USD-
			LIBOR-BBA	3.395%	1,190,569

22,108,000	—	10/17/18	4.585%	3 month USD-
				LIBOR-BBA	(3,687,039)

318,298,000	—	10/24/10	3 month USD-
			LIBOR-BBA	2.604%	9,492,604

211,311,000	—	11/25/13	3 month USD-
			LIBOR-BBA	2.95409%	9,512,218

53,144,000	—	11/28/13	3 month USD-
			LIBOR-BBA	2.8725%	2,176,396

103,714,000	—	12/5/13	2.590625%	3 month USD-
				LIBOR-BBA	(2,792,409)

73,402,000	—	12/9/13	3 month USD-
			LIBOR-BBA	2.5225%	1,718,165

14,419,000	—	12/11/18	2.94%	3 month USD-
				LIBOR-BBA	(225,048)

51,404,000	—	12/15/18	3 month USD-
			LIBOR-BBA	2.80776%	183,030

16,595,000	—	12/16/28	3 month USD-
			LIBOR-BBA	2.845%	(803,011)

61,744,000	—	12/17/23	3 month USD-
			LIBOR-BBA	2.81682%	(2,070,319)

223,506,000	—	12/19/10	3 month USD-
			LIBOR-BBA	1.53429%	1,664,658

12,710,000	—	12/24/13	2.165%	3 month USD-
				LIBOR-BBA	(71,706)

45,363,000	—	12/30/13	2.15633%	3 month USD-
				LIBOR-BBA	(226,465)

43,700,000	—	1/8/29	3 month USD-
			LIBOR-BBA	3.19625%	8,103

139,700,000	—	1/8/14	2.375%	3 month USD-
				LIBOR-BBA	(1,595,650)

26,357,000	—	1/13/19	3 month USD-
			LIBOR-BBA	2.52438%	(693,730)

20,157,000	—	1/20/19	3 month USD-
			LIBOR-BBA	2.347%	(851,320)

14,333,000	—	1/28/29	3 month USD-
			LIBOR-BBA	3.1785%	(43,417)

35,671,000	—	2/3/19	3.01%	3 month USD-
				LIBOR-BBA	(555,546)

43,575,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.324%	797,238

122,102,000	—	2/5/14	2.44661%	3 month USD-
				LIBOR-BBA	(1,681,460)

95,341,000	—	2/6/14	2.5529%	3 month USD-
				LIBOR-BBA	(1,791,154)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$34,262,000	$—	2/6/29	3 month USD-
			LIBOR-BBA	3.42575%	$1,148,817

25,000,000	—	2/6/14	2.5675%	3 month USD-
				LIBOR-BBA	(486,978)

24,000,000	—	2/9/14	2.525%	3 month USD-
				LIBOR-BBA	(414,211)

22,000,000	—	2/10/14	2.55%	3 month USD-
				LIBOR-BBA	(405,208)

34,856,000	—	2/10/14	2.5825%	3 month USD-
				LIBOR-BBA	(695,886)

11,098,000	—	2/10/29	3 month USD-
			LIBOR-BBA	3.4725%	447,420

24,498,000	—	2/25/14	2.4675%	3 month USD-
				LIBOR-BBA	(334,237)

790,000,000	—	3/16/11	3 month USD-
			LIBOR-BBA	1.6725%	4,463,665

370,000,000	—	3/16/16	2.85%	3 month USD-
				LIBOR-BBA	(7,000,708)

99,000,000	—	3/16/29	3 month USD-
			LIBOR-BBA	3.29%	1,053,773

224,073,000	—	3/20/11	3 month USD-
			LIBOR-BBA	1.43%	192,205

1,000,000	—	3/23/19	2.8225%	3 month USD-
				LIBOR-BBA	4,330

60,300,000	—	3/23/11	3 month USD-
			LIBOR-BBA	1.45%	82,340

1,000,000	—	3/24/14	2.297%	3 month USD-
				LIBOR-BBA	(4,095)

155,000,000	—	3/30/14	2.36%	3 month USD-
				LIBOR-BBA	(1,042,703)

71,000,000	—	3/30/21	3 month USD-
			LIBOR-BBA	3.125%	709,174

Goldman Sachs International
43,165,000	—	4/3/18	3 month USD-
			LIBOR-BBA	4.19%	5,624,963

1,161,000	—	4/8/10	3 month USD-
			LIBOR-BBA	2.64%	27,960

7,793,000	—	4/23/18	4.43%	3 month USD-
				LIBOR-BBA	(1,170,640)

5,161,000	—	5/19/18	4.525%	3 month USD-
				LIBOR-BBA	(804,977)

16,431,000	—	5/30/28	5.014%	3 month USD-
				LIBOR-BBA	(4,548,752)

1,184,000	(558)	10/24/10	2.6%	3 month USD-
				LIBOR-BBA	(35,777)

29,140,000	(180,374)	11/18/18	3 month USD-
			LIBOR-BBA	4.10%	3,338,398

82,393,000	(300,215)	11/18/13	3 month USD-
			LIBOR-BBA	3.45%	5,400,770

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$313,326,000	$(86,180)	11/18/10	3 month USD-
				LIBOR-BBA	2.35%	$7,489,639

	79,100,000	—	12/16/18	3 month USD-
				LIBOR-BBA	2.78%	80,023

	11,920,000	—	1/23/19	2.61125%	3 month USD-
					LIBOR-BBA	225,081

EUR	24,770,000	—	2/3/11	6 month EUR-
				EURIBOR-
				REUTERS	2.23%	234,570

AUD	20,650,000 E	—	2/14/12	3 month AUD-
				BBR-BBSW	4.39%	(34,368)

JPMorgan Chase Bank, N.A.
	$118,568,000	—	3/5/18	4.325%	3 month USD-
					LIBOR-BBA	(14,908,609)

	23,396,000	—	3/7/18	4.45%	3 month USD-
					LIBOR-BBA	(3,167,801)

	21,828,000	—	3/12/18	3 month USD-
				LIBOR-BBA	4.4525%	2,957,420

	6,007,000	—	3/11/38	5.0025%	3 month USD-
					LIBOR-BBA	(2,001,974)

	45,375,000	—	3/11/38	5.03%	3 month USD-
					LIBOR-BBA	(15,359,384)

	125,112,000	—	3/15/10	3 month USD-
				LIBOR-BBA	2.5%	1,588,383

	45,626,000	—	3/20/13	3 month USD-
				LIBOR-BBA	3.145%	2,059,184

	112,568,000	—	3/20/13	3 month USD-
				LIBOR-BBA	3.13%	5,015,717

	226,815,000	—	3/25/10	3 month USD-
				LIBOR-BBA	2.325%	2,553,903

	51,496,000	—	4/8/13	3 month USD-
				LIBOR-BBA	3.58406%	3,900,137

	39,437,000	—	5/16/18	4.53%	3 month USD-
					LIBOR-BBA	(6,172,425)

	40,554,000	—	5/23/10	3 month USD-
				LIBOR-BBA	3.16%	1,298,495

	42,000,000	—	6/13/13	4.47%	3 month USD-
					LIBOR-BBA	(4,639,818)

	59,238,000	—	7/16/10	3 month USD-
				LIBOR-BBA	3.384%	1,923,742

	24,487,000	—	7/22/10	3 month USD-
				LIBOR-BBA	3.565%	856,686

AUD	26,200,000 E	—	8/6/18	6 month AUD-
				BBR-BBSW	6.865%	764,146

	$23,930,000	—	9/23/38	4.70763%	3 month USD-
					LIBOR-BBA	(6,672,627)

	61,600,000	—	10/9/13	3.5576%	3 month USD-
					LIBOR-BBA	(4,695,412)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$33,314,000	$—	10/23/13	3 month USD-
				LIBOR-BBA	3.535%	$2,499,873

	93,709,000	282,596	11/4/18	4.45%	3 month USD-
					LIBOR-BBA	(14,060,998)

	34,709,000	164,820	11/4/13	3.85%	3 month USD-
					LIBOR-BBA	(2,932,447)

	38,389,000	—	11/10/18	3 month USD-
				LIBOR-BBA	4.83%	7,160,068

	74,300,000	—	11/10/18	4.12%	3 month USD-
					LIBOR-BBA	(9,150,246)

	43,363,000	—	12/19/18	5%	3 month USD-
					LIBOR-BBA	(8,597,471)

PLN	12,800,000	—	1/26/11	6 month PLN-
				WIBOR-WIBO	4.177%	(44,137)

	$7,780,000	—	1/27/24	3.1%	3 month USD-
					LIBOR-BBA	30,480

AUD	16,520,000 E	—	1/27/12	3 month AUD-
				BBR-BBSW	4.21%	(44,130)

	$3,890,000	—	2/3/24	3 month USD-
				LIBOR-BBA	3.2825%	69,799

AUD	10,560,000	—	2/24/19	4.825%	6 month AUD-
					BBR-BBSW	68,689

	$61,840,000	—	3/3/11	3 month USD-
				LIBOR-BBA	1.68283%	385,284

EUR	20,410,000	—	3/4/14	1 month EUR-
				EURIBOR-
				REUTERS	2.74%	109,346

GBP	14,050,000	—	3/4/12	6 month GBP-
				LIBOR-BBA	2.535%	30,575

	$13,955,000	—	3/6/39	3.48%	3 month USD-
					LIBOR-BBA	(622,877)

AUD	7,920,000	—	3/6/19	4.93%	6 month AUD-
					BBR-BBSW	12,567

CAD	8,690,000	—	3/16/11	0.98%	3 month CAD-
					BA-CDOR	(17,932)

CAD	1,910,000	—	3/16/19	3 month CAD-
				BA-CDOR	2.7%	29,199

CAD	8,920,000	—	3/17/13	1.56%	3 month CAD-
					BA-CDOR	(43,506)

	$9,060,000	—	3/19/13	3 month USD-
				LIBOR-BBA	2.28%	106,824

	2,910,000	—	3/19/24	3.37%	3 month USD-
					LIBOR-BBA	(73,897)

CAD	2,840,000	—	3/17/24	3 month CAD-
				BA-CDOR	3.46%	50,052

	$51,000,000	—	3/20/19	3.20875%	3 month USD-
					LIBOR-BBA	(1,522,416)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$119,000,000	$—	3/24/11	3 month USD-
				LIBOR-BBA	1.4625%	$190,714

EUR	37,750,000	—	3/30/11	6 month EUR-
				EURIBOR-
				REUTERS	1.972%	160,473

	$6,900,000	—	4/1/24	3 month USD-
				LIBOR-BBA	3.17%	3,243

UBS AG
	827,868,000	—	10/29/10	2.75%	3 month USD-
					LIBOR-BBA	(26,931,710)

	138,667,000	—	10/29/20	3 month USD-
				LIBOR-BBA	4.18142%	18,489,181

	80,871,000	2,688,289	11/10/28	4.45%	3 month USD-
					LIBOR-BBA	(13,250,188)

	131,843,000	(3,349,294)	11/10/18	3 month USD-
				LIBOR-BBA	4.45%	16,769,316

	35,257,000	(463,845)	11/24/38	3 month USD-
				LIBOR-BBA	3.3%	202,968

	1,199,000	(5,853)	11/24/18	3 month USD-
				LIBOR-BBA	3.4%	63,600

	4,594,000	(1,450)	11/24/10	3 month USD-
				LIBOR-BBA	2.05%	82,155

	139,494,000	—	11/24/10	3 month USD-
				LIBOR-BBA	2.05%	2,538,635

Total						$(49,978,589)

E See Note 1 to the financial statements regarding extended effective dates.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	11,646,000 F	3/27/14	1.785%	Eurostat Eurozone	$9,696
				HICP excluding
				tobacco

Goldman Sachs International
EUR	19,410,000	4/30/13	2.375%	French Consumer	851,461
				Price Index
				excluding tobacco

EUR	19,410,000	4/30/13	(2.41%)	Eurostat Eurozone	(1,012,834)
				HICP excluding
				tobacco

EUR	19,410,000	5/6/13	2.34%	French Consumer	814,598
				Price Index
				excluding tobacco

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
EUR 19,410,000	5/6/13	(2.385%)	Eurostat Eurozone	$(989,634)
			HICP excluding
			tobacco

$948,150 F	8/28/09	(3 month USD-	iShares MSCI	3,387,860
		LIBOR-BBA minus	Emerging Markets
		85 bp)	Index

JPMorgan Chase Bank, N.A.
956,183	8/19/09	(3 month USD-	iShares MSCI	2,610,351
		LIBOR-BBA minus	Emerging Markets
		125 bp)	Index

Total				$5,671,498

E See Note 1 to the financial statements regarding extended effective dates.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Clear Channel
Communications,
5 3/4%, 1/15/13	Ca	$—	$705,000	9/20/09	635 bp	$(157,379)

DJ ABX CMBX BBB
Index	—	1,225	1,781,000 F	10/12/52	(134 bp)	1,549,808

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	B2	—	120,000	12/20/12	95 bp	(58,972)

Marsh & Mclennan
Co. Inc., 5 3/8%,
7/15/14	—	—	625,000	3/20/12	(95 bp)	(4,404)

MetLife Inc., 5%,
6/15/15	—	—	805,000	12/20/13	(384 bp)	123,648

Nalco Co., 7.75%,
11/15/11	B1	—	60,000	9/20/12	350 bp	(4,645)

Visteon Corp., 7%,
3/10/14	—	(168,672)	635,000	9/20/13	(500 bp)	395,890

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	120,986	881,349	7/25/45	18 bp	(24,406)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	95,730	661,012	7/25/45	18 bp	(13,314)

DJ ABX HE PEN AAA
Series 7 Version 1
Index	A+	431,423	732,000	8/25/37	9 bp	(82,795)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Citibank, N.A.
Advanced Micro
Devices, Inc.,
7 3/4%, 11/1/12	Caa1	$98,100	$1,635,000	9/20/09	500 bp	$(59,846)

Conagra Foods Inc.,
7%, 10/1/28	—	—	990,000	9/20/10	(27 bp)	2,188

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AA	237,566	1,201,295	5/25/46	11 bp	(308,997)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	51,106	332,405	7/25/45	18 bp	(3,729)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	138,129	808,912	5/25/46	11 bp	(229,909)

FirstEnergy Corp.,
7 3/8%, 11/15/31	—	—	2,795,000	12/20/11	(85 bp)	23,385

Lear Corp., T/L
Bank Loan	—	—	350,000	6/20/13	(225 bp)	212,527

Lear Corp., T/L
Bank Loan	Caa1	—	350,000	6/20/13	700 bp	(190,987)

Lighthouse
International Co.,
SA, 8%, 4/30/14	B3	— EUR 1,245,000		3/20/13	815 bp	(554,242)

Marsh & Mclennan
Co. Inc., 5 3/8%,
7/15/14	—	—	$380,000	9/20/14	(105 bp)	(3,720)

Rexam PLC, 4 3/8%,
3/15/13	—	—	890,000	6/20/13	(145 bp)	82,411

Sara Lee Corp.,
6 1/8%, 11/1/32	—	—	330,000	9/20/11	(43 bp)	1,279

Yum! Brands, Inc.,
8 7/8%, 4/15/11	—	—	320,000	3/20/13	(65 bp)	6,273

Credit Suisse International
DJ ABX HE AAA
Series 7 Version 2
Index	BB+	161,505	291,000	1/25/38	76 bp	(58,157)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	91,241	588,199	7/25/45	18 bp	(5,791)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	37,965	246,930	7/25/45	18 bp	(2,770)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	34,265	222,870	7/25/45	18 bp	(2,500)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	16,500	107,319	7/25/45	18 bp	(1,204)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	$49,562	$282,070	7/25/45	18 bp	$3,031

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	75,699	452,704	7/25/45	18 bp	1,019

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	24,127	146,575	7/25/45	18 bp	(53)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	404,602	1,992,097	5/25/46	11 bp	(501,760)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	254,378	789,077	5/25/46	11 bp	(104,635)

DJ ABX HE PEN AAA
Series 7 Version 1
Index	A+	551,594	929,000	8/25/37	9 bp	(101,012)

DJ CMB NA CMBX AJ
Index	—	(806,039)	2,507,000 F	2/17/51	(96 bp)	1,011,406

DJ CMBX NA AAA
Series 4 Version 1
Index	AAA	549,618	1,330,500	2/17/51	35 bp	98,371

KB Home, 5 3/4%,
2/1/14	—	—	1,520,000	9/20/11	(425 bp)	17,044

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	—	—	390,000	12/20/13	(210 bp)	28,977

Deutsche Bank AG
Advanced Micro
Devices, Inc.,
7 3/4%, 11/1/12	Caa1	22,750	350,000	9/20/09	500 bp	(11,061)

DJ ABX CMBX AAA
Index	AAA	59,687	990,000 F	2/17/51	35 bp	(280,190)

DJ ABX HE A Series
7 Version 2 Index	CCC	1,172,080	1,277,231	1/25/38	369 bp	(69,111)

DJ ABX HE AAA
Series 6 Version 1
Index	AAA	79,070	732,433	7/25/45	18 bp	(184,581)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	36,087	219,071	7/25/45	18 bp	(52)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	204,514	583,831	5/25/46	11 bp	(61,117)

DJ CDX NA IG Series
11 Version 1 Index	BBB+	96,717	4,595,000	12/20/13	150 bp	(64,476)

DJ CDX NA IG Series
12 Version 1 Index	—	(3,140,858)	81,401,000	6/20/14	(100 bp)	361,736

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Deutsche Bank AG cont.
DJ iTraxx Europe
Series 8 Version 1	—	$(143,405)	EUR 1,495,000	12/20/12	(375 bp)	$355,282

DJ iTraxx Europe
Series 9 Version 1	—	289,981	EUR 4,245,000	6/20/13	(650 bp)	1,253,050

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	—	EUR 285,000	6/20/09	400 bp	(20,303)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	—	EUR 1,035,000	6/20/09	400 bp	(73,731)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	—	$4,110,000 F	2/19/10	115 bp	32,023

Nalco Co., 7.75%,
11/15/11	B1	—	60,000	12/20/12	363 bp	(4,753)

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	895,000	12/20/13	112 bp	(40,218)

Smurfit Kappa
Funding, 10 1/8%,
10/1/12	BB/P	—	EUR 560,000	6/20/09	135 bp	(10,355)

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 580,000	9/20/13	715 bp	(74,014)

Universal Corp.,
5.2%, 10/15/13	—	—	$790,000	3/20/15	(95 bp)	(274)

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR 800,000	9/20/13	477 bp	(56,087)

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR 800,000	9/20/13	535 bp	(34,671)

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	B1	—	$605,000	9/20/13	495 bp	25,592

CVS Caremark Corp.,
4 7/8%, 9/15/14	—	—	435,000	9/20/13	(59 bp)	6,418

CVS Caremark Corp.,
4 7/8%, 9/15/14	—	—	540,000	9/20/11	(50 bp)	5,180

DJ ABX HE A Index	CCC	431,546	638,615	1/25/38	369 bp	(189,049)

DJ ABX HE AAA Index	BB+	151,354	644,000	1/25/38	76 bp	(334,771)

DJ CDX NA CMBX AAA
Index	AAA	20,848	570,000 F	3/15/49	7 bp	(140,155)

DJ CDX NA IG Series
12 Version 1 Index	—	(5,442,289)	123,838,000	6/20/14	(100 bp)	—

Lighthouse
International Co,
SA, 8%, 4/30/14	B3	—	EUR 745,000	3/20/13	680 bp	(361,918)

Macy’s Retail
Holdings, Inc.,
7.45%, 7/15/17	—	—	$4,375,000	6/20/11	(254.9 bp)	396,639

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	$—	EUR 540,000	9/20/13	720 bp	$(103,163)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	$820,000	12/20/13	118.1 bp	(43,088)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR 745,000	3/20/13	795 bp	(316,188)

Computer Science
Corp., 5%, 2/15/13	—	—	$2,870,000	3/20/18	(82 bp)	(27,676)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	261,852	1,289,258	5/25/46	11 bp	(324,732)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	207,478	583,831	5/25/46	11 bp	(58,153)

DJ CMBX NA AAA
Series 4 Version 1
Index	AAA	522,877	1,339,000	2/17/51	35 bp	58,203

DJ iTraxx Europe
Crossover Series 8
Version 1	—	(284,473)	EUR 2,129,000	12/20/12	(375 bp)	425,612

Domtar Corp.,
7 1/8%, 8/15/15	—	—	$120,000	12/20/11	(500 bp)	8,844

GATX Corp., 8.875%,
6/1/09	—	—	120,000	3/20/16	(100 bp)	23,364

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Ba2	—	1,155,000	6/20/12	750 bp	(748,752)

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Ba3	—	170,000	6/20/12	750 bp	(110,206)

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Baa3	—	160,000	9/20/13	775 bp	(107,927)

Glencore Funding
LLC, 6%, 4/15/14	—	—	3,150,000	6/20/14	(148 bp)	1,077,920

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	B3	—	370,000	6/20/13	595 bp	(196,125)

TDC AS, 6 1/2%,
4/19/12	—	—	EUR 870,000	9/20/13	(200 bp)	(8,984)

Merrill Lynch Capital Services, Inc.
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	$950,000	12/20/13	113 bp	(42,288)

Merrill Lynch International
Kinder Morgan,
Inc., 6 1/2%, 9/1/12	—	—	122,000	9/20/12	(128 bp)	1,480

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series
12 Version 1 Index	—	$(336,400)	$8,280,000	6/20/14	(100 bp)	$19,419

DJ CMB NA CMBX AAA
Index	—	(333,515)	3,699,000 F	2/17/51	(35 bp)	936,385

Nalco Co., 7.75%,
11/15/11	B1	—	65,000	9/20/12	330 bp	(5,418)

Nalco Co., 7.75%,
11/15/11	B1	—	90,000	3/20/13	460 bp	(4,736)

Universal Corp.,
5.2%, 10/15/13	—	—	2,370,000	3/20/13	(89 bp)	(1,177)

UBS, AG
Meritage Homes
Corp., 7%, 5/1/14	—	—	190,000	9/20/13	(760 bp)	35,083

Total						$1,994,760

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2009. Securities rated by Putnam are indicated by "/P."

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $88,684,578) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$19,386,213	$18,715,454	4/15/09	$670,759

Brazilian Real	679,302	649,223	4/15/09	30,079

British Pound	10,623,591	10,475,581	4/15/09	148,010

Canadian Dollar	1,175,352	1,147,039	4/15/09	28,313

Chilean Peso	845,134	797,664	4/15/09	47,470

Czech Koruna	373,349	381,936	4/15/09	(8,587)

Danish Krone	837,314	796,540	4/15/09	40,774

Euro	26,440,904	25,225,307	4/15/09	1,215,597

Hungarian Forint	342,128	335,185	4/15/09	6,943

Japanese Yen	15,105,674	15,253,732	4/15/09	(148,058)

Mexican Peso	385,909	366,580	4/15/09	19,329

New Zealand Dollar	183,298	174,843	4/15/09	8,455

Norwegian Krone	9,644,782	9,763,619	4/15/09	(118,837)

Polish Zloty	560,641	515,031	4/15/09	45,610

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $88,684,578)

(Unaudited) cont.				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Singapore Dollar	$51,674	$50,945	4/15/09	$729

South African Rand	944,927	894,519	4/15/09	50,408

South Korean Won	224,215	207,180	4/15/09	17,035

Swedish Krona	1,975,546	1,791,747	4/15/09	183,799

Swiss Franc	1,073,894	1,040,933	4/15/09	32,961

Turkish Lira (New)	110,132	101,520	4/15/09	8,612

Total				$2,279,401

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $123,390,145) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,275,445	$3,936,075	4/15/09	$(339,370)

Brazilian Real	2,129,609	2,026,124	4/15/09	(103,485)

British Pound	21,149,453	20,843,463	4/15/09	(305,990)

Canadian Dollar	14,922,765	14,855,764	4/15/09	(67,001)

Czech Koruna	577,564	549,234	4/15/09	(28,330)

Euro	42,122,259	40,015,948	4/15/09	(2,106,311)

Hong Kong Dollar	2,629,637	2,627,509	4/15/09	(2,128)

Hungarian Forint	494,598	464,800	4/15/09	(29,798)

Japanese Yen	7,291,947	7,315,307	4/15/09	23,360

Mexican Peso	418,889	383,196	4/15/09	(35,693)

New Zealand Dollar	245,271	212,120	4/15/09	(33,151)

Norwegian Krone	4,721,189	4,462,090	4/15/09	(259,099)

Peruvian New Sol	2,795,815	2,697,626	4/15/09	(98,189)

Polish Zloty	323,658	295,098	4/15/09	(28,560)

Singapore Dollar	2,756,165	2,716,424	4/15/09	(39,741)

South African Rand	684,665	622,390	4/15/09	(62,275)

South Korean Won	224,951	202,218	4/15/09	(22,733)

Swedish Krona	8,786,039	8,254,685	4/15/09	(531,354)

Swiss Franc	9,839,184	9,631,984	4/15/09	(207,200)

Taiwan Dollar	979,542	956,218	4/15/09	(23,324)

Turkish Lira (New)	352,544	321,872	4/15/09	(30,672)

Total				$(4,331,044)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	11	$1,106,023	Jun-09	$17,538

Canadian Government Bond 10 yr (Short)	34	3,418,618	Jun-09	(54,895)

Dow Jones Euro Stoxx 50 Index (Short)	992	26,257,281	Jun-09	(528,499)

Euro-Bobl 5 yr (Long)	18	2,786,580	Jun-09	(6,393)

Euro-Bund 10 yr (Long)	151	24,953,578	Jun-09	113,527

Euro-Dollar 90 day (Short)	130	32,142,500	Jun-09	(533,166)

Euro-Dollar 90 day (Short)	412	101,872,150	Sep-09	(1,945,296)

Euro-Dollar 90 day (Short)	388	95,792,350	Dec-09	(1,899,055)

FUTURES CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Euro-Dollar 90 day (Short)	22	$5,428,500	Mar-10	$(130,885)

Euro-Euribor Interest Rate 90 day (Long)	171	55,535,713	Dec-10	255,067

Euro-Euribor Interest Rate 90 day (Long)	72	23,446,809	Sep-10	66,028

Euro-Euribor Interest Rate 90 day (Short)	61	19,962,887	Dec-09	(68,493)

Euro-Euribor Interest Rate 90 day (Short)	72	23,602,196	Sep-09	(83,405)

Euro-Schatz 2 yr (Short)	1	143,827	Jun-09	(542)

FTSE 100 Index (Long)	154	8,581,872	Jun-09	226,800

FTSE 100 Index (Short)	177	9,863,580	Jun-09	(258,136)

Hang Seng Index (Short)	17	1,486,749	Apr-09	25,268

IBEX 35 Index (Long)	38	3,933,208	Apr-09	112,041

Japanese Government Bond 10 yr (Long)	12	16,731,934	Jun-09	(92,707)

Japanese Government Bond 10 yr (Short)	3	4,182,983	Jun-09	22,393

MSCI EAFE Index E-Mini (Short)	52	2,701,400	Jun-09	(148,308)

Russell 2000 Index Mini (Long)	38	1,600,940	Jun-09	300,504

Russell 2000 Index Mini (Short)	190	8,004,700	Jun-09	(1,361,660)

S&P 500 Index (Long)	12	2,384,400	Jun-09	172,567

S&P 500 Index E-Mini (Long)	47	1,867,663	Jun-09	244,870

S&P 500 Index E-Mini (Short)	240	9,537,000	Jun-09	(417,463)

S&P Mid Cap 400 Index E-Mini (Long)	7	341,530	Jun-09	28,598

S&P Mid Cap 400 Index E-Mini (Short)	118	5,757,220	Jun-09	(707,056)

S&P/Toronto Stock Exchange 60 Index (Long)	36	3,005,476	Jun-09	425,552

SGX MSCI Singapore Index (Short)	49	1,312,253	Apr-09	2,384

SPI 200 Index (Short)	54	3,347,244	Jun-09	(159,741)

Sterling 90 day (Long)	12	2,102,759	Sep-10	(2,560)

Sterling 90 day Short)	12	2,121,262	Sep-09	(100)

Tokyo Price Index (Short)	187	14,664,816	Jun-09	(1,664,069)

U.K. Gilt 10 yr (Long)	47	8,306,424	Jun-09	40,887

U.K. Gilt 10 yr (Short)	73	12,901,467	Jun-09	(399,126)

U.S. Treasury Bond 20 yr (Long)	285	36,965,391	Jun-09	962,403

U.S. Treasury Note 2 yr (Long)	69	15,034,453	Jun-09	69,373

U.S. Treasury Note 2 yr (Short)	211	45,974,922	Jun-09	(216,378)

U.S. Treasury Note 5 yr (Short)	11	1,306,422	Jun-09	(17,835)

U.S. Treasury Note 10 yr (Long)	1,195	148,273,359	Jun-09	2,344,426

U.S. Treasury Note 10 yr (Short)	224	27,793,500	Jun-09	(471,358)

Total				$(5,736,900)

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $19,566,524) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Citigroup, Inc. (Put)		$132,049	Jun-09/$5.00	$389,545

Market Vectors Gold Minors ETF (Put)		109,591	Apr-09/32.00	41,623

S&P 500 Future Option (Call)		211	Apr-09/875	192,538

S&P 500 Future Option (Put)		42	Apr-09/650	19,425

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.735% versus the three month USD-LIBOR-BBA maturing
May 19, 2019.		118,299,000	May-09/4.735	1,183

WRITTEN OPTIONS OUTSTANDING at 3/31/09 (premiums received $19,566,524) (Unaudited) cont.

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.735%
versus the three month USD-LIBOR-BBA maturing
May 19, 2019.	$118,299,000	May-09/4.735	$18,939,668

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	41,210,000	Feb-10/5.215	94,783

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.215%
versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	41,210,000	Feb-10/5.215	7,470,961

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,715,000	May-12/5.51	143,974

Option on an interest rate swap with JPMorgan
Chase Bank, N.A. for the obligation to pay a fixed rate
of 5.51% versus the three month USD-LIBOR-BBA
maturing May 14, 2022.	9,715,000	Apr-12/5.51	1,597,104

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.08% versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	30,431,000	Feb-10/5.08	88,859

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.08%
versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	30,431,000	Feb-10/5.08	5,168,097

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.22% versus the three month USD-LIBOR-BBA
maturing February 24, 2020.	30,431,000	Feb-10/5.22	72,121

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.22%
versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	30,431,000	Feb-10/5.22	5,516,836

Total			$39,736,717

TBA SALE COMMITMENTS OUTSTANDING at 3/31/09 (proceeds receivable $103,067,567) (Unaudited)

			Principal	Settlement
Agency			amount	date	Value

FNMA, 5s, April 1, 2039			$12,000,000	4/13/09	$12,378,750

FNMA, 4 1/2s, April 1, 2039			89,000,000	4/13/09	90,891,250

Total					$103,270,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$20,063,000	$—	5/23/10	3 month USD-
			LIBOR-BBA	3.155%	$640,745

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A. cont.
	$22,369,000	$—	6/6/18	4.6675%	3 month USD-
					LIBOR-BBA	$(3,719,937)

	3,000,000	—	7/29/18	3 month USD-
				LIBOR-BBA	4.75%	500,762

	15,344,000	—	8/26/18	3 month USD-
				LIBOR-BBA	4.54375%	2,255,829

	115,340,000	—	9/10/10	3 month USD-
				LIBOR-BBA	3.22969%	3,309,358

	179,544,000	—	9/18/10	3 month USD-
				LIBOR-BBA	2.86667%	4,249,129

	2,000,000	—	9/19/18	3 month USD-
				LIBOR-BBA	4.07%	209,875

	12,883,000	40,214	10/1/18	3 month USD-
				LIBOR-BBA	4.30%	1,865,508

	14,216,000	(59,903)	10/8/38	3 month USD-
				LIBOR-BBA	4.30%	3,033,785

	42,786,000	241,126	10/14/18	3 month USD-
				LIBOR-BBA	4.30%	6,291,328

	67,241,000	167,901	10/14/38	4.25%	3 month USD-
					LIBOR-BBA	(13,817,835)

	24,416,000	9,216	10/20/18	3 month USD-
				LIBOR-BBA	4.60%	4,106,683

	51,740,000	(47,034)	10/20/10	3.00%	3 month USD-
					LIBOR-BBA	(1,995,739)

	12,017,000	—	12/22/13	1.99%	3 month USD-
					LIBOR-BBA	31,655

	5,002,000	—	10/26/12	4.6165%	3 month USD-
					LIBOR-BBA	(564,951)

	25,957,000	—	7/22/10	3 month USD-
				LIBOR-BBA	3.5375%	898,339

	4,145,000	—	5/8/28	4.95%	3 month USD-
					LIBOR-BBA	(1,113,758)

Barclays Bank PLC
	268,573,000	—	12/9/10	3 month USD-
				LIBOR-BBA	2.005%	4,583,097

	32,295,000	—	12/9/20	3 month USD-
				LIBOR-BBA	2.91875%	(28,730)

	373,301,000	—	12/17/13	2.42875%	3 month USD-
					LIBOR-BBA	(6,871,803)

Citibank, N.A.
MXN	34,350,000 F	—	7/18/13	1 month MXN-
				TIIE-BANXICO	9.175%	191,795

MXN	10,305,000	—	7/22/13	1 month MXN-
				TIIE-BANXICO	9.21%	55,024

	$8,300,000	—	9/5/13	3.905%	3 month USD-
					LIBOR-BBA	(652,354)

AUD	3,900,000 E	—	9/11/18	6.1%	6 month AUD-
					BBR-BBSW	(33,489)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
$118,072,000	$—	9/17/13	3 month USD-
			LIBOR-BBA	3.4975%	$7,112,889

70,840,000	—	9/18/38	4.45155%	3 month USD-
				LIBOR-BBA	(16,290,263)

87,378,000	—	9/18/10	3 month USD-
			LIBOR-BBA	2.92486%	2,143,141

41,926,000	—	6/29/18	2.477%	3 month USD-
				LIBOR-BBA	894,211

4,104,000	—	2/24/16	2.77%	3 month USD-
				LIBOR-BBA	(62,661)

23,246,000	—	3/25/19	2.95%	3 month USD-
				LIBOR-BBA	(159,096)

48,080,000	—	3/27/14	3 month USD-
			LIBOR-BBA	2.335%	275,448

Credit Suisse International
12,066,900	—	9/16/10	3.143%	3 month USD-
				LIBOR-BBA	(334,047)

35,909,000	—	9/18/10	3 month USD-
			LIBOR-BBA	2.91916%	877,802

42,449,000	—	9/23/10	3 month USD-
			LIBOR-BBA	3.32%	1,293,041

91,328,000	—	10/9/10	3 month USD-
			LIBOR-BBA	2.81%	3,057,877

14,925,000	14,189	10/31/18	4.35%	3 month USD-
				LIBOR-BBA	(2,149,428)

63,033,000	—	11/6/15	3.97005%	3 month USD-
				LIBOR-BBA	(6,533,814)

12,000,000	—	12/3/18	3 month USD-
			LIBOR-BBA	2.915%	168,314

41,000,000	—	12/5/20	3 month USD-
			LIBOR-BBA	3.01%	361,024

51,280,000	(548,103)	12/10/38	2.69%	3 month USD-
				LIBOR-BBA	4,649,930

30,020,000	320,867	12/10/38	3 month USD-
			LIBOR-BBA	2.69%	(2,722,131)

72,819,000	—	6/30/38	2.71%	3 month USD-
				LIBOR-BBA	7,040,007

16,790,000	—	1/16/19	3 month USD-
			LIBOR-BBA	2.32%	(741,646)

829,384,000	—	1/30/11	1.4725%	3 month USD-
				LIBOR-BBA	(2,181,494)

85,574,000	—	1/30/29	3 month USD-
			LIBOR-BBA	3.225%	340,128

45,345,000	—	2/5/14	2.475%	3 month USD-
				LIBOR-BBA	(685,848)

14,746,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.35%	327,453

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$2,000,000	$—	3/23/19	2.79%	3 month USD-
				LIBOR-BBA	$14,393

4,000,000	—	3/23/19	2.81%	3 month USD-
				LIBOR-BBA	21,729

Deutsche Bank AG
9,689,000	—	9/23/38	4.75%	3 month USD-
				LIBOR-BBA	(2,780,441)

17,896,000	—	10/17/18	4.585%	3 month USD-
				LIBOR-BBA	(2,984,587)

307,895,000	—	10/24/10	3 month USD-
			LIBOR-BBA	2.604%	9,182,355

23,000,000	—	11/18/18	3 month USD-
			LIBOR-BBA	4.04%	2,654,253

182,000	—	11/21/18	3.75%	3 month USD-
				LIBOR-BBA	(16,270)

7,551,000	6,467	11/21/10	2.25%	3 month USD-
				LIBOR-BBA	(161,465)

290,227,000	—	11/25/13	3 month USD-
			LIBOR-BBA	2.95409%	13,064,642

58,387,000	—	11/28/13	3 month USD-
			LIBOR-BBA	2.8725%	2,391,112

122,997,000	—	12/5/13	2.590625%	3 month USD-
				LIBOR-BBA	(3,311,587)

100,715,000	—	12/9/13	3 month USD-
			LIBOR-BBA	2.5225%	2,357,497

23,776,000	—	12/11/18	2.94%	3 month USD-
				LIBOR-BBA	(371,089)

53,062,000	—	12/15/18	3 month USD-
			LIBOR-BBA	2.80776%	188,934

70,800,000	—	12/16/18	3 month USD-
			LIBOR-BBA	2.845%	480,821

40,500,000	—	12/16/38	2.765%	3 month USD-
				LIBOR-BBA	3,526,824

15,405,000	—	12/16/28	3 month USD-
			LIBOR-BBA	2.845%	(745,429)

131,089,000	—	12/17/23	3 month USD-
			LIBOR-BBA	2.81682%	(4,395,506)

230,318,000	—	12/19/10	3 month USD-
			LIBOR-BBA	1.53429%	1,715,393

27,244,000	—	12/24/13	2.165%	3 month USD-
				LIBOR-BBA	(153,703)

48,851,000	—	12/30/13	2.15633%	3 month USD-
				LIBOR-BBA	(243,878)

67,200,000	—	1/8/29	3 month USD-
			LIBOR-BBA	3.19625%	12,460

215,300,000	—	1/8/14	2.375%	3 month USD-
				LIBOR-BBA	(2,459,152)

21,342,000	—	1/13/19	3 month USD-
			LIBOR-BBA	2.52438%	(561,732)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG cont.
$17,620,000	$—	1/20/19	3 month USD-
			LIBOR-BBA	2.347%	$(744,171)

13,017,000	—	1/28/29	3 month USD-
			LIBOR-BBA	3.1785%	(39,431)

53,345,000	—	1/30/11	3 month USD-
			LIBOR-BBA	1.45%	127,869

24,474,000	—	2/3/19	3.01%	3 month USD-
				LIBOR-BBA	(381,162)

46,553,000	—	2/5/29	3 month USD-
			LIBOR-BBA	3.324%	851,723

130,452,000	—	2/5/14	2.44661%	3 month USD-
				LIBOR-BBA	(1,796,447)

80,666,000	—	2/6/14	2.5529%	3 month USD-
				LIBOR-BBA	(1,515,458)

29,230,000	—	2/6/29	3 month USD-
			LIBOR-BBA	3.42575%	980,092

19,000,000	—	2/6/14	2.5675%	3 month USD-
				LIBOR-BBA	(370,103)

43,000,000	—	2/9/14	2.525%	3 month USD-
				LIBOR-BBA	(742,128)

41,000,000	—	2/10/14	2.55%	3 month USD-
				LIBOR-BBA	(755,160)

46,053,000	—	2/10/14	2.5825%	3 month USD-
				LIBOR-BBA	(919,429)

14,654,000	—	2/10/29	3 month USD-
			LIBOR-BBA	3.4725%	590,782

20,656,000	—	2/25/14	2.4675%	3 month USD-
				LIBOR-BBA	(281,819)

670,000,000	—	3/16/11	3 month USD-
			LIBOR-BBA	1.6725%	3,785,640

310,000,000	—	3/16/16	2.85%	3 month USD-
				LIBOR-BBA	(5,865,458)

83,000,000	—	3/16/29	3 month USD-
			LIBOR-BBA	3.29%	883,466

167,073,000	—	3/20/11	3 month USD-
			LIBOR-BBA	1.43%	143,312

2,000,000	—	3/23/19	2.8225%	3 month USD-
				LIBOR-BBA	8,659

77,200,000	—	3/23/11	3 month USD-
			LIBOR-BBA	1.45%	105,417

1,000,000	—	3/24/14	2.297%	3 month USD-
				LIBOR-BBA	(4,095)

101,000,000	—	3/30/14	2.36%	3 month USD-
				LIBOR-BBA	(679,439)

46,000,000	—	3/30/21	3 month USD-
			LIBOR-BBA	3.125%	459,465

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
	$1,943,000	$—	4/8/10	3 month USD-
				LIBOR-BBA	2.64%	$46,793

	4,103,000	—	4/23/18	4.43%	3 month USD-
					LIBOR-BBA	(616,340)

	5,111,000	—	5/19/18	4.525%	3 month USD-
					LIBOR-BBA	(797,178)

	6,902,000	—	5/30/28	5.014%	3 month USD-
					LIBOR-BBA	(1,910,747)

	17,441,000	8,219	10/24/10	3 month USD-
				LIBOR-BBA	2.60%	527,011

	16,975,000	(105,073)	11/18/18	3 month USD-
				LIBOR-BBA	4.10%	1,944,726

	141,209,000	(514,524)	11/18/13	3 month USD-
				LIBOR-BBA	3.45%	9,256,094

	181,889,000	(50,028)	11/18/10	3 month USD-
				LIBOR-BBA	2.35%	4,347,813

	9,720,000	—	1/23/19	2.61125%	3 month USD-
					LIBOR-BBA	183,539

EUR	20,170,000	—	2/3/11	6 month EUR-
				EURIBOR-
				REUTERS	2.23%	191,008

AUD	16,812,500 E	—	2/14/12	3 month AUD-
				BBR-BBSW	4.39%	(27,981)

JPMorgan Chase Bank, N.A.
	$108,271,000	—	3/5/18	4.325%	3 month USD-
					LIBOR-BBA	(13,613,875)

	20,439,000	—	3/7/18	4.45%	3 month USD-
					LIBOR-BBA	(2,767,426)

	20,800,000	—	3/12/18	3 month USD-
				LIBOR-BBA	4.4525%	2,818,139

	5,091,000	—	3/11/38	5.0025%	3 month USD-
					LIBOR-BBA	(1,696,696)

	41,043,000	—	3/11/38	5.03%	3 month USD-
					LIBOR-BBA	(13,893,007)

	90,389,000	—	3/15/10	3 month USD-
				LIBOR-BBA	2.5%	1,147,551

	41,018,000	—	3/20/13	3 month USD-
				LIBOR-BBA	3.145%	1,851,216

	106,684,000	—	3/20/13	3 month USD-
				LIBOR-BBA	3.13%	4,753,543

	215,990,000	—	3/25/10	3 month USD-
				LIBOR-BBA	2.325%	2,432,015

	47,989,000	—	4/8/13	3 month USD-
				LIBOR-BBA	3.58406%	3,634,529

	27,816,000	—	5/16/18	4.53%	3 month USD-
					LIBOR-BBA	(4,353,581)

	33,439,000	—	5/23/10	3 month USD-
				LIBOR-BBA	3.16%	1,070,680

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
	$25,000,000	$—	6/13/13	4.47%	3 month USD-
					LIBOR-BBA	$(2,761,797)

	65,996,000	—	7/16/10	3 month USD-
				LIBOR-BBA	3.384%	2,143,206

	20,788,000	—	7/22/10	3 month USD-
				LIBOR-BBA	3.565%	727,275

	134,630,000	—	7/28/10	3 month USD-
				LIBOR-BBA	3.5141%	4,580,844

AUD	19,760,000 E	—	8/6/18	6 month AUD-
				BBR-BBSW	6.865%	576,317

	$18,360,000	—	9/23/38	4.70763%	3 month USD-
					LIBOR-BBA	(5,119,492)

	49,900,000	—	10/9/13	3.5576%	3 month USD-
					LIBOR-BBA	(3,803,589)

	35,458,000	—	10/23/13	3 month USD-
				LIBOR-BBA	3.535%	2,660,758

	9,132,000	27,539	11/4/18	4.45%	3 month USD-
					LIBOR-BBA	(1,370,253)

	48,306,000	—	11/10/18	3 month USD-
				LIBOR-BBA	4.83%	9,009,723

	45,300,000	—	11/10/18	4.12%	3 month USD-
					LIBOR-BBA	(5,578,818)

	1,000,000	—	11/18/18	3 month USD-
				LIBOR-BBA	4.04%	115,402

	75,000,000	—	11/24/10	3 month USD-
				LIBOR-BBA	2.0075%	1,298,304

	31,782,000	—	12/19/18	5%	3 month USD-
					LIBOR-BBA	(6,301,336)

PLN	10,420,000	—	1/26/11	6 month PLN-
				WIBOR-WIBO	4.177%	(35,930)

	$5,690,000	—	1/27/24	3.1%	3 month USD-
					LIBOR-BBA	22,292

AUD	13,450,000 E	—	1/27/12	3 month AUD-
				BBR-BBSW	4.21%	(35,929)

	$2,845,000	—	2/3/24	3 month USD-
				LIBOR-BBA	3.2825%	51,048

AUD	7,960,000	—	2/24/19	4.825%	6 month AUD-
					BBR-BBSW	51,777

	$63,586,000	—	3/3/11	3 month USD-
				LIBOR-BBA	1.68283%	396,162

EUR	18,760,000	—	3/4/14	1 month EUR-
				EURIBOR-
				REUTERS	2.74%	100,506

GBP	12,930,000	—	3/4/12	6 month GBP-
				LIBOR-BBA	2.535%	28,138

	$10,961,000	—	3/6/39	3.48%	3 month USD-
					LIBOR-BBA	(489,240)

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. cont.
AUD	$5,970,000	$ —	3/6/19	4.93%	6 month AUD-
					BBR-BBSW	$9,473

CAD	8,080,000	—	3/16/11	0.98%	3 month CAD-
					BA-CDOR	(16,673)

CAD	1,780,000	—	3/16/19	3 month CAD-
				BA-CDOR	2.7%	27,212

CAD	8,310,000	—	3/17/13	1.56%	3 month CAD-
					BA-CDOR	(40,531)

	$8,440,000	—	3/19/13	3 month USD-
				LIBOR-BBA	2.28%	99,514

	2,710,000	—	3/19/24	3.37%	3 month USD-
					LIBOR-BBA	(68,818)

CAD	2,640,000	—	3/17/24	3 month CAD-
				BA-CDOR	3.46%	46,527

	$45,000,000	—	3/20/19	3.20875%	3 month USD-
					LIBOR-BBA	(1,343,308)

	95,000,000	—	3/24/11	3 month USD-
				LIBOR-BBA	1.4625%	152,251

EUR	35,020,000	—	3/30/11	6 month EUR-
				EURIBOR-
				REUTERS	1.972%	148,868

	$12,300,000	—	3/30/19	3 month USD-
				LIBOR-BBA	2.945%	75,563

UBS AG
	651,364,000	—	10/29/10	2.75%	3 month USD-
					LIBOR-BBA	(21,189,781)

	109,102,000	—	10/29/20	3 month USD-
				LIBOR-BBA	4.18142%	14,547,128

	42,246,000	1,404,328	11/10/28	4.45%	3 month USD-
					LIBOR-BBA	(6,921,733)

	65,358,000	(1,660,332)	11/10/18	3 month USD-
				LIBOR-BBA	4.45%	8,312,986

	37,318,000	(490,960)	11/24/38	3 month USD-
				LIBOR-BBA	3.3%	214,832

	1,269,000	(6,194)	11/24/18	3 month USD-
				LIBOR-BBA	3.4%	67,313

	4,863,000	(1,535)	11/24/10	3 month USD-
				LIBOR-BBA	2.05%	86,966

	15,134,000	—	11/24/10	3 month USD-
				LIBOR-BBA	2.05%	275,422

Total						$(3,350,743)

E See Note 1 to the financial statements regarding extended effective dates.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
EUR	10,134,000 F	3/27/14	1.785%	Eurostat Eurozone	$8,437
				HICP excluding
				tobacco

Goldman Sachs International
EUR	16,890,000	4/30/13	2.375%	French Consumer	740,916
				Price Index
				excluding tobacco

EUR	16,890,000	4/30/13	(2.41%)	Eurostat Eurozone	(881,338)
				HICP excluding
				tobacco

EUR	16,890,000	5/6/13	2.34%	French Consumer	708,839
				Price Index
				excluding tobacco

EUR	16,890,000	5/6/13	(2.385%)	Eurostat Eurozone	(861,149)
				HICP excluding
				tobacco

	$446,645 F	8/28/09	(3 month USD-	iShares MSCI	1,595,919
			LIBOR-BBA minus	Emerging Markets
			85 bp)	Index

JPMorgan Chase Bank, N.A.
	519,575	8/19/09	(3 month USD-	iShares MSCI	1,418,424
			LIBOR-BBA minus	Emerging Markets
			125 bp)	Index

Total					$2,730,048

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/09 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ ABX CMBX BBB
Index	—	$1,072	$1,559,000 F	10/12/52	(134 bp)	$1,356,626

Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	B2	—	105,000	12/20/12	95 bp	(51,601)

Marsh & Mclennan
Co. Inc., 5 3/8%,
7/15/14	—	—	565,000	3/20/12	(95 bp)	(3,981)

MetLife Inc., 5%,
6/15/15	—	—	230,000	12/20/13	(384 bp)	35,328

Nalco Co., 7.75%,
11/15/11	B1	—	30,000	9/20/12	350 bp	(2,322)

CREDIT DEFAULT CONTRACTS OUTSTANDING 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	$218,374	$1,590,797	7/25/45	18 bp	$(44,052)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	172,800	1,193,177	7/25/45	18 bp	(24,032)

DJ ABX HE PEN AAA
Series 7 Version 1
Index	A+	704,893	1,196,000	8/25/37	9 bp	(135,277)

Citibank, N.A.
Conagra Foods Inc.,
7%, 10/1/28	—	—	860,000	9/20/10	(27 bp)	1,901

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AA	203,628	1,029,681	5/25/46	11 bp	(264,855)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	78,217	508,738	7/25/45	18 bp	(5,707)

FirstEnergy Corp.,
7 3/8%, 11/15/31	—	—	2,535,000	12/20/11	(85 bp)	21,210

Lear Corp., T/L
Bank Loan	—	—	305,000	6/20/13	(225 bp)	185,202

Lear Corp., T/L
Bank Loan	Caa1	—	305,000	6/20/13	700 bp	(166,431)

Lighthouse
International Co.,
SA, 8%, 4/30/14	B3	— EUR 1,000,000		3/20/13	815 bp	(445,175)

Marsh & Mclennan
Co. Inc., 5 3/8%,
7/15/14	—	—	$345,000	9/20/14	(105 bp)	(3,378)

Sara Lee Corp.,
6 1/8%, 11/1/32	—	—	300,000	9/20/11	(43 bp)	1,163

Yum! Brands, Inc.,
8 7/8%, 4/15/11	—	—	270,000	3/20/13	(65 bp)	5,293

Credit Suisse International
DJ ABX HE AAA
Series 7 Version 2
Index	BB+	135,975	245,000	1/25/38	76 bp	(48,964)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	149,040	960,810	7/25/45	18 bp	(9,460)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	62,934	409,333	7/25/45	18 bp	(4,592)

CREDIT DEFAULT CONTRACTS OUTSTANDING 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International cont.
DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	$52,372	$340,636	7/25/45	18 bp	$(3,821)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	25,212	163,987	7/25/45	18 bp	(1,840)

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	31,595	179,815	7/25/45	18 bp	1,932

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	46,267	276,688	7/25/45	18 bp	623

DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	25,429	154,489	7/25/45	18 bp	(56)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	346,801	1,707,512	5/25/46	11 bp	(430,080)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	421,461	1,307,368	5/25/46	11 bp	(173,363)

DJ ABX HE PEN AAA
Series 7 Version 1
Index	A+	901,313	1,518,000	8/25/37	9 bp	(165,056)

DJ CDX NA HY Series
10	B+	49,907	475,300	6/20/13	500 bp	(79,448)

DJ CDX NA HY Series
10	B+	340,106	3,201,000	6/20/13	500 bp	(531,057)

DJ CMB NA CMBX AAA
Index	AAA	151,798	912,000	12/13/49	8 bp	(152,766)

DJ CMB NA CMBX AJ
Index	—	(460,732)	1,433,000 F	2/17/51	(96 bp)	578,119

DJ CMBX NA AAA
Series 4 Version 1
Index	AAA	4,829,039	11,690,000	2/17/51	35 bp	864,302

KB Home, 5 3/4%,
2/1/14	—	—	1,380,000	9/20/11	(425 bp)	15,474

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	—	—	70,000	12/20/13	(210 bp)	5,201

Deutsche Bank AG
DJ ABX CMBX AAA
Index	AAA	54,261	900,000 F	2/17/51	35 bp	(254,719)

DJ ABX HE A Series
7 Version 2 Index	CCC	984,620	1,072,953	1/25/38	369 bp	(58,057)

DJ ABX HE AAA
Series 6 Version 1
Index	AAA	67,745	627,530	7/25/45	18 bp	(158,144)

CREDIT DEFAULT CONTRACTS OUTSTANDING 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Deutsche Bank AG cont.
DJ ABX HE PEN AAA
Series 6 Version 1
Index	AAA	$55,434	$336,521	7/25/45	18 bp	$(80)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	312,964	893,425	5/25/46	11 bp	(93,526)

DJ CDX NA HY Series
11 Version 1 Index	B+	3,764,594	16,019,550	12/20/13	500 bp	(1,196,428)

DJ CDX NA IG Series
12 Version 1 Index	—	(3,294,388)	85,380,000	6/20/14	(100 bp)	379,419

DJ iTraxx Europe
Series 8 Version 1	—	(115,108)	EUR 1,200,000	12/20/12	(375 bp)	285,176

DJ iTraxx Europe
Series 9 Version 1	—	251,044	EUR 3,675,000	6/20/13	(650 bp)	1,084,796

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	—	EUR 245,000	6/20/09	400 bp	(17,453)

Grohe Holding GmBh,
8 5/8%, 10/1/14	B3	—	EUR 895,000	6/20/09	400 bp	(63,758)

Korea Monetary STAB
Bond, 5.15%, 2/12/10	A2	—	$3,770,000 F	2/19/10	115 bp	29,374

Nalco Co., 7.75%,
11/15/11	B1	—	25,000	12/20/12	363 bp	(1,980)

Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	—	665,000	12/20/13	112 bp	(29,883)

Smurfit Kappa
Funding, 10 1/8%,
10/1/12	BB/P	—	EUR 490,000	6/20/09	135 bp	(9,060)

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 440,000	9/20/13	715 bp	(56,148)

Universal Corp.,
5.2%, 10/15/13	—	—	$710,000	3/20/15	(95 bp)	(246)

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR 690,000	9/20/13	477 bp	(48,375)

Virgin Media
Finance PLC,
8 3/4%, 4/15/14	B2	—	EUR 690,000	9/20/13	535 bp	(29,904)

Goldman Sachs International
CVS Caremark Corp.,
4 7/8%, 9/15/14	—	—	$435,000	9/20/13	(59 bp)	6,418

CVS Caremark Corp.,
4 7/8%, 9/15/14		—	540,000	9/20/11	(50 bp)	5,180

DJ ABX HE A Index	CCC	362,525	536,477	1/25/38	369 bp	(158,813)

DJ ABX HE AAA Index	BB+	127,146	541,000	1/25/38	76 bp	(281,229)

DJ CDX NA CMBX AAA
Index	AAA	17,922	490,000 F	3/15/49	7 bp	(120,484)

CREDIT DEFAULT CONTRACTS OUTSTANDING 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.
DJ CDX NA HY Series
11 Version 1 Index	B+	$1,991,531	$7,275,000	12/20/13	500 bp	$(261,051)

DJ CDX NA IG Series
12 Version 1 Index	—	(1,143,804)	26,027,000	6/20/14	(100 bp)	—

Lighthouse
International Co,
SA, 8%, 4/30/14	B3	—	EUR 680,000	3/20/13	680 bp	(330,341)

Macy’s Retail
Holdings, Inc.,
7.45%, 7/15/17	—	—	$3,965,000	6/20/11	(254.9 bp)	359,468

Smurfit Kappa
Funding, 7 3/4%,
4/1/15	B2	—	EUR 405,000	9/20/13	720 bp	(77,372)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	—	$615,000	12/20/13	118.1 bp	(32,316)

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR 680,000	3/20/13	795 bp	(288,601)

Computer Science
Corp., 5%, 2/15/13	—	—	$2,625,000	3/20/18	(82 bp)	(25,314)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	224,370	1,104,708	5/25/46	11 bp	(278,249)

DJ ABX HE PEN AAA
Series 6 Version 2
Index	AA	317,806	894,288	5/25/46	11 bp	(89,076)

DJ CMBX NA AAA
Series 4 Version 1
Index	—	(5,568,896)	14,261,000	2/17/51	(35 bp)	(619,895)

DJ iTraxx Europe
Crossover Series 8
Version 1	—	(259,620)	EUR 1,943,000	12/20/12	(375 bp)	388,428

Domtar Corp.,
7 1/8%, 8/15/15	—	—	$110,000	12/20/11	(500 bp)	8,107

GATX Corp., 8.875%,
6/1/09	—	—	130,000	3/20/16	(100 bp)	25,311

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Ba2	—	770,000	6/20/12	750 bp	(499,168)

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Ba3	—	140,000	6/20/12	750 bp	(90,758)

General Growth
Properties, conv.
bond 3.98%, 4/15/27	Baa3	—	120,000	9/20/13	775 bp	(80,946)

Glencore Funding
LLC, 6%, 4/15/14	—	—	2,860,000	6/20/14	(148 bp)	978,682

CREDIT DEFAULT CONTRACTS OUTSTANDING 3/31/09 (Unaudited) cont .

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
Pacific Gas &
Electric Co., 4.8%,
3/1/14	A3	$—	$710,000	12/20/13	113 bp	$(31,604)

Merrill Lynch International
Kinder Morgan,
Inc., 6 1/2%, 9/1/12	—	—	126,000	9/20/12	(128 bp)	1,529

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series
12 Version 1 Index	—	(351,839)	8,660,000	6/20/14	(100 bp)	20,310

DJ CDX NA IG Series
12 Version 1 Index	—	(3,359,276)	75,675,000	6/20/14	(100 bp)	—

DJ CMB NA CMBX AAA
Index	AAA	210,335	1,720,000	2/17/51	35 bp	(380,178)

Nalco Co., 7.75%,
11/15/11	B1	—	30,000	9/20/12	330 bp	(2,501)

Nalco Co., 7.75%,
11/15/11	B1	—	45,000	3/20/13	460 bp	(2,368)

Universal Corp.,
5.2%, 10/15/13	—	—	2,130,000	3/20/13	(89 bp)	(1,058)

UBS, AG
Meritage Homes
Corp., 7%, 5/1/14	—	—	90,000	9/20/13	(760 bp)	16,618

Total						$(1,755,207)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2009. Securities rated by Putnam are indicated by "/P."

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Growth Portfolio
Valuation inputs	Investments in securities	Other financial instruments

Level 1	$625,225,562	$33,732,441

Level 2	1,004,303,145	7,663,929

Level 3	5,276,069	—

Total	$1,634,804,776	$41,396,370

Balanced Portfolio

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$619,308,473	$10,827,011

Level 2	1,260,925,924	(61,940,152)

Level 3	3,841,562	—

Total	$1,884,075,959	$(51,113,141)

Conservative Portfolio

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$340,356,538	$(5,736,900)

Level 2	1,042,122,481	(24,800,171)

Level 3	3,709,090	—

Total	$1,386,188,109	$(30,537,071)

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

Growth Portfolio
	Investment in securities	Other financial instruments

Balance as of September 30, 2008	$1,698,772	$—

Accrued discounts/premiums	—	—

Realized gain/(loss)	101	—

Change in net unrealized appreciation/(depreciation)	(276,587)	—

Net purchases/sales	231,921	—

Net transfers in and/or out of Level 3	3,621,862	—

Balance as of March 31, 2009	$5,276,069	$—

Balanced Portfolio

	Investment in securities	Other financial instruments

Balance as of September 30, 2008	$3,288,554	$—

Accrued discounts/premiums	—	—

Realized gain/(loss)	(125,689)	—

Change in net unrealized appreciation/(depreciation)	(650,444)	—

Net purchases/sales	1,095,839	—

Net transfers in and/or out of Level 3	233,302	—

Balance as of March 31, 2009	$3,841,562	$—

Conservatice Portfolio

	Investment in securities	Other financial instruments

Balance as of September 30, 2008	$2,948,265	$—

Accrued discounts/premiums	—	—

Realized gain/(loss)	(343,507)	—

Change in net unrealized appreciation/(depreciation)	(273,691)	—

Net purchases/sales	1,482,476	—

Net transfers in and/or out of Level 3	(104,453)	—

Balance as of March 31, 2009	$3,709,090	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/09 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,973,284,661)	$1,634,804,776

Cash	8,067,160

Foreign currency (cost $754,819) (Note 1)	747,808

Dividends, interest and other receivables	7,743,118

Receivable for shares of the fund sold	2,576,220

Receivable for investments sold	62,461,361

Receivable for sales of delayed delivery securities (Note 1)	199,658,799

Receivable for variation margin (Note 1)	1,430,633

Receivable for receivable purchase agreement (Note 2)	401,998

Premium paid on swap contracts (Note 1)	9,824,349

Unrealized appreciation on swap contracts (Note 1)	144,344,448

Unrealized appreciation on forward currency contracts (Note 1)	8,961,352

Total assets	2,081,022,022

LIABILITIES

Payable for investments purchased	57,867,015

Payable for purchases of delayed delivery securities (Note 1)	417,644,028

Payable for shares of the fund repurchased	8,456,511

Payable for compensation of Manager (Note 2)	1,725,220

Payable for investor servicing fees (Note 2)	311,953

Payable for custodian fees (Note 2)	158,855

Payable for Trustee compensation and expenses (Note 2)	173,835

Payable for administrative services (Note 2)	4,300

Payable for distribution fees (Note 2)	773,579

Premium received on swap contracts (Note 1)	13,228,304

Unrealized depreciation on forward currency contracts (Note 1)	12,215,930

Unrealized depreciation on swap contracts (Note 1)	123,713,889

TBA sales commitments, at value (proceeds receivable $80,794,258) (Note 1)	80,980,318

Written options outstanding, at value (premiums received $10,281,961) (Notes 1 and 3)	19,807,953

Other accrued expenses	491,306

Total liabilities	737,552,996

Net assets	$1,343,469,026

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,254,974,934

Distributions in excess of net investment income (Note 1)	(15,355,113)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(599,306,649)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(296,844,146)

Total — Representing net assets applicable to capital shares outstanding	$1,343,469,026

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($841,291,186 divided by 106,777,895 shares)	$7.88

Offering price per class A share (100/94.25 of $7.88)*	$8.36

Net asset value and offering price per class B share ($161,719,931 divided by 20,793,341 shares)**	$7.78

Net asset value and offering price per class C share ($101,728,734 divided by 13,313,520 shares)**	$7.64

Net asset value and redemption price per class M share ($21,271,605 divided by 2,736,084 shares)	$7.77

Offering price per class M share (100/96.50 of $7.77)*	$8.05

Net asset value, offering price and redemption price per class R share
($6,682,256 divided by 858,343 shares)	$7.79

Net asset value, offering price and redemption price per class Y share
($210,775,314 divided by 26,562,089 shares)	$7.94

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/09 (Unaudited)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT INCOME

Interest (net of foreign tax of $10,473)	$10,750,876

Dividends (net of foreign tax of $306,809)	10,688,708

Securities lending	114,932

Total investment income	21,554,516

EXPENSES

Compensation of Manager (Note 2)	4,447,216

Investor servicing fees (Note 2)	2,560,914

Custodian fees (Note 2)	206,533

Trustee compensation and expenses (Note 2)	44,918

Administrative services (Note 2)	31,059

Distribution fees — Class A (Note 2)	1,175,693

Distribution fees — Class B (Note 2)	926,293

Distribution fees — Class C (Note 2)	574,606

Distribution fees — Class M (Note 2)	96,703

Distribution fees — Class R (Note 2)	16,876

Other	492,117

Fees waived and reimbursed by Manager (Note 2)	(922,421)

Total expenses	9,650,507
Expense reduction (Note 2)	(106,959)

Net expenses	9,543,548

Net investment income	12,010,968

Net realized loss on investments (Notes 1 and 3)	(274,659,366)

Net increase from payments by affiliates (Note 2)	10,336

Net realized loss on swap contracts (Note 1)	(26,844,766)

Net realized loss on futures contracts (Note 1)	(168,790,710)

Net realized gain on foreign currency transactions (Note 1)	12,463,782

Net realized gain on written options (Notes 1 and 3)	5,425,078

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(507,928)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	(90,502,885)

Net loss on investments	(543,406,459)

Net decrease in net assets resulting from operations	$(531,395,491)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Growth Portfolio

DECREASE IN NET ASSETS	Six months ended 3/31/09*	Year ended 9/30/08

Operations:
Net investment income	$12,010,968	$47,297,661

Net realized loss on investments
and foreign currency transactions	(452,395,646)	(96,439,335)

Net unrealized depreciation of investments
and assets and liabilities in foreign currencies	(91,010,813)	(599,383,239)

Net decrease in net assets resulting from operations	(531,395,491)	(648,524,913)

Distributions to shareholders: (Note 1)
From ordinary income
Net investment income

Class A	(43,716,453)	(18,700,195)

Class B	(6,364,261)	(1,148,841)

Class C	(4,077,608)	(1,019,907)

Class M	(1,014,414)	(338,008)

Class R	(292,243)	(59,202)

Class Y	(6,229,091)	(2,826,546)

Net realized short-term gain on investments

Class A	—	(568,207)

Class B	—	(136,246)

Class C	—	(80,609)

Class M	—	(17,610)

Class R	—	(2,528)

Class Y	—	(70,514)

From net realized long-term gain on investments
Class A	—	(16,342,938)

Class B	—	(3,918,753)

Class C	—	(2,318,510)

Class M	—	(506,505)

Class R	—	(72,724)

Class Y	—	(2,028,143)

Redemption fees (Note 1)	9,788	13,098

Decrease from capital share transactions (Note 4)	(50,425,552)	(27,312,028)

Total decrease in net assets	(643,505,325)	(725,979,829)

NET ASSETS

Beginning of period	1,986,974,351	2,712,954,180

End of period (including distributions in excess of net investment income of $15,355,113 and undistributed net investment income
of $34,327,989, respectively)	$1,343,469,026	$1,986,974,351

* Unaudited

The accompanying notes are an integral part of these financial statements.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio of net
		Net	Net realized									of expenses	investment
	Net asset value,	investment	and unrealized	Total from	From net	From net				Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	investment realized gain on		Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a],d	investments	operations	income	investments	distributions	fees [e]	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%) [h]

Class A
March 31, 2009 **	$11.30	.08	(3.11)	(3.03)	(.39)	—	(.39)	—	$7.88	(26.91) *	$841,291	.60 *	.90 *	66.97 *
September 30, 2008	15.14	.28	(3.82)	(3.54)	(.16)	(.14)	(.30)	—	11.30	(23.82)	1,338,008	1.13	2.08	112.72
September 30, 2007	13.32	.22	1.68	1.90	(.08)	—	(.08)	—	15.14	14.31	1,763,893	1.14	1.52	80.70
September 30, 2006	11.97	.19 [g]	1.26	1.45	(.10)	—	(.10)	—	13.32	12.19 [g]	1,152,980	1.14 [g]	1.51 [g]	85.02
September 30, 2005	10.26	.15 [f]	1.69	1.84	(.13)	—	(.13)	—	11.97	18.02	775,947	1.25	1.34 [f]	111.90
September 30, 2004	9.22	.11	1.13	1.24	(.20)	—	(.20)	—	10.26	13.51	547,168	1.32	1.12	120.17

Class B
March 31, 2009 **	$11.05	.04	(3.03)	(2.99)	(.28)	—	(.28)	—	$7.78	(27.12) *	$161,720	.97 *	.53 *	66.97 *
September 30, 2008	14.80	.17	(3.74)	(3.57)	(.04)	(.14)	(.18)	—	11.05	(24.38)	269,312	1.88	1.30	112.72
September 30, 2007	13.05	.11	1.64	1.75	—	—	—	—	14.80	13.41	432,178	1.89	.76	80.70
September 30, 2006	11.73	.09 [g]	1.24	1.33	(.01)	—	(.01)	—	13.05	11.37 [g]	363,651	1.89 [g]	.75 [g]	85.02
September 30, 2005	10.06	.06 [f]	1.67	1.73	(.06)	—	(.06)	—	11.73	17.22	315,199	2.00	.59 [f]	111.90
September 30, 2004	9.06	.04	1.09	1.13	(.13)	—	(.13)	—	10.06	12.55	261,591	2.07	.37	120.17

Class C
March 31, 2009 **	$10.87	.04	(2.98)	(2.94)	(.29)	—	(.29)	—	$7.64	(27.16) *	$101,729	.97 *	.53 *	66.97 *
September 30, 2008	14.58	.17	(3.68)	(3.51)	(.06)	(.14)	(.20)	—	10.87	(24.37)	167,237	1.88	1.31	112.72
September 30, 2007	12.86	.11	1.61	1.72	— [e]	—	— [e]	—	14.58	13.40	241,464	1.89	.77	80.70
September 30, 2006	11.57	.09 [g]	1.22	1.31	(.02)	—	(.02)	—	12.86	11.38 [g]	150,255	1.89 [g]	.76 [g]	85.02
September 30, 2005	9.92	.06 [f]	1.64	1.70	(.05)	—	(.05)	—	11.57	17.21	96,350	2.00	.59 [f]	111.90
September 30, 2004	8.93	.04	1.08	1.12	(.13)	—	(.13)	—	9.92	12.57	73,936	2.07	.37	120.17

Class M
March 31, 2009 **	$11.09	.05	(3.05)	(3.00)	(.32)	—	(.32)	—	$7.77	(27.13) *	$21,272	.85 *	.65 *	66.97 *
September 30, 2008	14.86	.21	(3.75)	(3.54)	(.09)	(.14)	(.23)	—	11.09	(24.15)	37,313	1.63	1.57	112.72
September 30, 2007	13.09	.14	1.65	1.79	(.02)	—	(.02)	—	14.86	13.65	50,657	1.64	1.00	80.70
September 30, 2006	11.77	.12 [g]	1.24	1.36	(.04)	—	(.04)	—	13.09	11.60 [g]	40,409	1.64 [g]	1.00 [g]	85.02
September 30, 2005	10.09	.09 [f]	1.67	1.76	(.08)	—	(.08)	—	11.77	17.48	34,029	1.75	.84 [f]	111.90
September 30, 2004	9.07	.06	1.11	1.17	(.15)	—	(.15)	—	10.09	12.97	29,373	1.82	.62	120.17

Class R
March 31, 2009 **	$11.16	.06	(3.06)	(3.00)	(.37)	—	(.37)	—	$7.79	(26.99) *	$6,682	.73 *	.78 *	66.97 *
September 30, 2008	14.96	.25	(3.80)	(3.55)	(.11)	(.14)	(.25)	—	11.16	(24.08)	8,950	1.38	1.88	112.72
September 30, 2007	13.18	.18	1.66	1.84	(.06)	—	(.06)	—	14.96	14.00	7,447	1.39	1.28	80.70
September 30, 2006	11.87	.17 [g]	1.23	1.40	(.09)	—	(.09)	—	13.18	11.85 g	6,258	1.39 [g]	1.31 [g]	85.02
September 30, 2005	10.21	.12 [f]	1.68	1.80	(.14)	—	(.14)	—	11.87	17.80	1,285	1.50	1.10 [f]	111.90
September 30, 2004	9.21	.09	1.11	1.20	(.20)	—	(.20)	—	10.21	13.15	32	1.57	.87	120.17

Class Y
March 31, 2009 **	$11.42	.09	(3.14)	(3.05)	(.43)	—	(.43)	—	$7.94	(26.86) *	$210,775	.48 *	1.03 *	66.97 *
September 30, 2008	15.28	.32	(3.85)	(3.53)	(.19)	(.14)	(.33)	—	11.42	(23.55)	166,154.88		2.30	112.72
September 30, 2007	13.44	.26	1.69	1.95	(.11)	—	(.11)	—	15.28	14.55	217,314.89		1.75	80.70
September 30, 2006	12.08	.22 [g]	1.27	1.49	(.13)	—	(.13)	—	13.44	12.40 g	154,877	.89 [g]	1.73 [g]	85.02
September 30, 2005	10.35	.18 [f]	1.70	1.88	(.15)	—	(.15)	—	12.08	18.35	301,901	1.00	1.58 [f]	111.90
September 30, 2004	9.30	.14	1.13	1.27	(.22)	—	(.22)	—	10.35	13.79	432,322	1.07	1.37	120.17

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

212	213

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to March 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

March 31, 2009	0.06%

September 30, 2008	0.02

September 30, 2007	0.01

September 30, 2006	0.01

September 30, 2005	0.02

September 30, 2004	<0.01

e Amount represents less than $0.01 per share.

f Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.07% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/09 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $2,154,106,003)	$1,884,075,959

Cash	696,839

Foreign currency (cost $288,898) (Note 1)	186,635

Dividends, interest and other receivables	10,850,153

Receivable for shares of the fund sold	3,106,149

Receivable for investments sold	244,592,118

Receivable for sales of delayed delivery securities (Note 1)	217,890,234

Receivable for variation margin (Note 1)	1,161,086

Premium paid on swap contracts (Note 1)	15,768,187

Unrealized appreciation on forward currency contracts (Note 1)	7,477,213

Unrealized appreciation on swap contracts (Note 1)	204,212,254

Total assets	2,590,016,827

LIABILITIES

Payable for investments purchased	132,786,650

Payable for purchases of delayed delivery securities (Note 1)	826,056,753

Payable for shares of the fund repurchased	7,128,930

Payable for compensation of Manager (Note 2)	1,219,990

Payable for investor servicing fees (Note 2)	285,025

Payable for custodian fees (Note 2)	135,401

Payable for Trustee compensation and expenses (Note 2)	187,488

Payable for administrative services (Note 2)	7,800

Payable for distribution fees (Note 2)	653,591

Payable for receivable purchase agreement (Note 2)	742,651

Premium received on swap contracts (Note 1)	10,205,435

Unrealized depreciation on forward currency contracts (Note 1)	12,004,952

Unrealized depreciation on swap contracts (Note 1)	246,524,585

TBA sales commitments, at value (proceeds receivable $126,921,328) (Note 1)	127,227,800

Written options outstanding, at value (premiums received $17,045,317) (Notes 1 and 3)	31,838,927

Other accrued expenses	325,564

Total liabilities	1,397,331,542

Net assets	$1,192,685,285

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,910,331,318

Distributions in excess of net investment income (Note 1)	(2,125,155)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(395,302,776)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(320,218,102)

Total — Representing net assets applicable to capital shares outstanding	$1,192,685,285

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($743,946,777 divided by 99,168,096 shares)	$7.50

Offering price per class A share (100/94.25 of $7.50)*	$7.96

Net asset value and offering price per class B share ($115,883,046 divided by 15,515,095 shares)**	$7.47

Net asset value and offering price per class C share ($80,251,607 divided by 10,886,873 shares)**	$7.37

Net asset value and redemption price per class M share ($18,111,249 divided by 2,417,139 shares)	$7.49

Offering price per class M share (100/96.50 of $7.49)*	$7.76

Net asset value, offering price and redemption price per class R share
($4,989,886 divided by 668,237 shares)	$7.47

Net asset value, offering price and redemption price per class Y share
($229,502,720 divided by 30,566,179 shares)	$7.51

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/09 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT INCOME

Interest (net of foreign tax of $18,101)	$11,838,702

Dividends (net of foreign tax of $146,953)	7,989,082

Securities lending	89,330

Total investment income	19,917,114

EXPENSES

Compensation of Manager (Note 2)	3,996,322

Investor servicing fees (Note 2)	1,850,908

Custodian fees (Note 2)	171,379

Trustee compensation and expenses (Note 2)	41,188

Administrative services (Note 2)	32,259

Distribution fees — Class A (Note 2)	1,031,956

Distribution fees — Class B (Note 2)	668,533

Distribution fees — Class C (Note 2)	435,452

Distribution fees — Class M (Note 2)	73,890

Distribution fees — Class R (Note 2)	13,298

Other	413,427

Fees waived and reimbursed by Manager (Note 2)	(908,796)

Total expenses	7,819,816

Expense reduction (Note 2)	(64,538)

Net expenses	7,755,278

Net investment income	12,161,836

Net realized loss on investments (Notes 1 and 3)	(201,047,037)

Net realized loss on swap contracts (Note 1)	(41,440,188)

Net realized loss on futures contracts (Note 1)	(25,478,719)

Net realized gain on foreign currency transactions (Note 1)	17,379,355

Net realized gain on written options (Notes 1 and 3)	6,894,594

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(3,031,882)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	(139,541,346)

Net loss on investments	(386,265,223)

Net decrease in net assets resulting from operations	$(374,103,387)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Balanced Portfolio

DECREASE IN NET ASSETS	Six months ended 3/31/09*	Year ended 9/30/08

Operations:
Net investment income	$12,161,836	$62,937,920

Net realized loss on investments
and foreign currency transactions	(243,691,995)	(24,876,312)

Net unrealized depreciation of investments
and assets and liabilities in foreign currencies	(142,573,228)	(477,721,315)

Net decrease in net assets resulting from operations	(374,103,387)	(439,659,707)

Distributions to shareholders: (Note 1)
From ordinary income
Net investment income

Class A	(32,331,339)	(34,561,972)

Class B	(4,688,102)	(3,955,392)

Class C	(3,148,595)	(2,429,042)

Class M	(725,360)	(648,860)

Class R	(203,548)	(137,434)

Class Y	(7,846,401)	(5,978,504)

Redemption fees (Note 1)	2,986	10,441

Decrease from capital share transactions (Note 4)	(102,086,905)	(170,207,146)

Total decrease in net assets	(525,130,651)	(657,567,616)

NET ASSETS

Beginning of period	1,717,815,936	2,375,383,552

End of period (including distributions in excess of net investment income of $2,125,155 and undistributed net investment
income of $34,656,354, respectively)	$1,192,685,285	$1,717,815,936

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

											Ratio	Ratio of net
		Net	Net realized								of expenses	investment
	Net asset value,	investment	and unrealized	Total from				Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	From net	Total	Redemption	value, end	at net asset end of period		net assets	to average	Portfolio
Period ended	of period	(loss) [a],d	investments	operations	investment income	distributions	fees [e]	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%) [h]

Class A
March 31, 2009 **	$10.01	.08	(2.28)	(2.20)	(.31)	(.31)	—	$7.50	(21.92) *	$743,947	.56 *	1.00 *	109.32 *
September 30, 2008	12.74	.36	(2.81)	(2.45)	(.28)	(.28)	—	10.01	(19.45)	1,142,882	1.09	3.07	123.63
September 30, 2007	11.86	.27	.83	1.10	(.22)	(.22)	—	12.74	9.36	1,619,706	1.06	2.19	106.89
September 30, 2006	11.04	.23 [g]	.82	1.05	(.23)	(.23)	—	11.86	9.64 [g]	1,329,409	1.00 [g]	2.04 [g]	90.03
September 30, 2005	9.94	.18 [f]	1.05	1.23	(.13)	(.13)	—	11.04	12.40	1,077,903	1.12	1.72 [f]	144.41
September 30, 2004	9.26	.13	.79	.92	(.24)	(.24)	—	9.94	10.05	911,128	1.21	1.36	159.30

Class B
March 31, 2009 **	$9.96	.05	(2.26)	(2.21)	(.28)	(.28)	—	$7.47	(22.16) *	$115,883	.94 *	.63 *	109.32 *
September 30, 2008	12.66	.27	(2.78)	(2.51)	(.19)	(.19)	—	9.96	(19.99)	191,536	1.84	2.30	123.63
September 30, 2007	11.78	.18	.83	1.01	(.13)	(.13)	—	12.66	8.58	311,754	1.81	1.43	106.89
September 30, 2006	10.96	.14 [g]	.83	.97	(.15)	(.15)	—	11.78	8.88 [g]	324,825	1.75 [g]	1.28 [g]	90.03
September 30, 2005	9.87	.10 [f]	1.04	1.14	(.05)	(.05)	—	10.96	11.54	340,442	1.87	.97 [f]	144.41
September 30, 2004	9.20	.06	.78	.84	(.17)	(.17)	—	9.87	9.20	327,229	1.96	.61	159.30

Class C
March 31, 2009 **	$9.85	.05	(2.25)	(2.20)	(.28)	(.28)	—	$7.37	(22.29) *	$80,252	.94 *	.63 *	109.32 *
September 30, 2008	12.53	.27	(2.76)	(2.49)	(.19)	(.19)	—	9.85	(20.01)	118,179	1.84	2.32	123.63
September 30, 2007	11.66	.18	.82	1.00	(.13)	(.13)	—	12.53	8.64	162,251	1.81	1.43	106.89
September 30, 2006	10.87	.14 [g]	.80	.94	(.15)	(.15)	—	11.66	8.72 [g]	128,541	1.75 [g]	1.29 [g]	90.03
September 30, 2005	9.79	.10 [f]	1.03	1.13	(.05)	(.05)	—	10.87	11.58	101,610	1.87	.97 [f]	144.41
September 30, 2004	9.13	.06	.77	.83	(.17)	(.17)	—	9.79	9.15	83,403	1.96	.61	159.30

Class M
March 31, 2009 **	$10.00	.06	(2.28)	(2.22)	(.29)	(.29)	—	$7.49	(22.15) *	$18,111	.81 *	.75 *	109.32 *
September 30, 2008	12.72	.30	(2.80)	(2.50)	(.22)	(.22)	—	10.00	(19.82)	27,475	1.59	2.58	123.63
September 30, 2007	11.84	.21	.83	1.04	(.16)	(.16)	—	12.72	8.83	38,124	1.56	1.68	106.89
September 30, 2006	11.02	.17 [g]	.82	.99	(.17)	(.17)	—	11.84	9.11 [g]	34,730	1.50 [g]	1.54 [g]	90.03
September 30, 2005	9.92	.13 [f]	1.05	1.18	(.08)	(.08)	—	11.02	11.87	32,605	1.62	1.22 [f]	144.41
September 30, 2004	9.24	.08	.79	.87	(.19)	(.19)	—	9.92	9.49	31,184	1.71	.86	159.30

Class R
March 31, 2009 **	$9.97	.07	(2.27)	(2.20)	(.30)	(.30)	—	$7.47	(22.01) *	$4,990	.69 *	.88 *	109.32 *
September 30, 2008	12.69	.33	(2.79)	(2.46)	(.26)	(.26)	—	9.97	(19.62)	6,667	1.34	2.83	123.63
September 30, 2007	11.79	.24	.83	1.07	(.17)	(.17)	—	12.69	9.13	5,151	1.31	1.95	106.89
September 30, 2006	10.99	.22 [g]	.79	1.01	(.21)	(.21)	—	11.79	9.25 [g]	9,385	1.25 [g]	1.87 [g]	90.03
September 30, 2005	9.91	.16 [f]	1.03	1.19	(.11)	(.11)	—	10.99	12.06	1,210	1.37	1.49 [f]	144.41
September 30, 2004	9.25	.12	.77	.89	(.23)	(.23)	—	9.91	9.73	44	1.46	1.11	159.30

Class Y
March 31, 2009 **	$10.03	.09	(2.29)	(2.20)	(.32)	(.32)	—	$7.51	(21.86) *	$229,503	.44 *	1.14 *	109.32 *
September 30, 2008	12.76	.39	(2.81)	(2.42)	(.31)	(.31)	—	10.03	(19.20)	231,078.84		3.33	123.63
September 30, 2007	11.88	.30	.84	1.14	(.26)	(.26)	—	12.76	9.61	238,397.81		2.43	106.89
September 30, 2006	11.06	.26 [g]	.82	1.08	(.26)	(.26)	—	11.88	9.89 [g]	166,321	.75 [g]	2.28 [g]	90.03
September 30, 2005	9.95	.21 [f]	1.06	1.27	(.16)	(.16)	—	11.06	12.77	354,455.87		1.97 [f]	144.41
September 30, 2004	9.27	.16	.79	.95	(.27)	(.27)	—	9.95	10.32	439,865.96		1.61	159.30

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

220	221

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to March 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

March 31, 2009	0.07%

September 30, 2008	<0.01

September 30, 2007	0.01

September 30, 2006	0.01

September 30, 2005	0.02

September 30, 2004	<0.01

e Amount represents less than $0.01 per share.

f Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

		Percentage of
	Per share	average net assets

Class A	<$0.01	0.01%

Class B	<0.01	0.01

Class C	<0.01	0.01

Class M	<0.01	0.01

Class R	<0.01	0.01

Class Y	<0.01	0.01

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.08% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities 3/31/09 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,501,472,590)	$1,386,188,109

Cash	115,841

Foreign currency (cost $146,299) (Note 1)	154,787

Dividends, interest and other receivables	6,538,285

Receivable for shares of the fund sold	909,289

Receivable for investments sold	43,573,504

Receivable for sales of delayed delivery securities (Note 1)	187,187,871

Premium paid on swap contracts (Note 1)	18,037,349

Unrealized appreciation on swap contracts (Note 1)	195,475,204

Unrealized appreciation on forward currency contracts (Note 1)	3,093,252

Total assets	1,841,273,491

LIABILITIES

Payable for variation margin (Note 1)	304,840

Payable for investments purchased	73,301,710

Payable for purchases of delayed delivery securities (Note 1)	576,607,053

Payable for shares of the fund repurchased	3,284,134

Payable for compensation of Manager (Note 2)	1,137,786

Payable for investor servicing fees (Note 2)	140,090

Payable for custodian fees (Note 2)	120,792

Payable for Trustee compensation and expenses (Note 2)	107,396

Payable for administrative services (Note 2)	6,000

Payable for distribution fees (Note 2)	256,285

Payable for receivable purchase agreement (Note 2)	420,241

Premium received on swap contracts (Note 1)	19,930,596

Unrealized depreciation on forward currency contracts (Note 1)	5,144,895

Unrealized depreciation on swap contracts (Note 1)	197,851,106

TBA sales commitments, at value (proceeds receivable $103,067,567) (Note 1)	103,270,000

Written options outstanding, at value (premiums received $19,566,524) (Notes 1 and 3)	39,736,717

Other accrued expenses	173,405

Total liabilities	1,021,793,046

Net assets	$819,480,445

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,125,012,593

Distributions in excess of net investment income (Note 1)	(6,296,935)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(153,996,088)

Net unrealized depreciation of investments and assets and liabilities in foreign currencies	(145,239,125)

Total — Representing net assets applicable to capital shares outstanding	$819,480,445

(Continued on next page)

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($305,445,583 divided by 43,365,896 shares)	$7.04

Offering price per class A share (100/94.25 of $7.04)*	$7.47

Net asset value and offering price per class B share ($34,232,310 divided by 4,897,766 shares)**	$6.99

Net asset value and offering price per class C share ($34,403,297 divided by 4,925,695 shares)**	$6.98

Net asset value and redemption price per class M share ($9,913,954 divided by 1,419,002 shares)	$6.99

Offering price per class M share (100/96.50 of $6.99)*	$7.24

Net asset value, offering price and redemption price per class R share
($1,716,824 divided by 239,980 shares)	$7.15

Net asset value, offering price and redemption price per class Y share
($433,768,477 divided by 61,540,187 shares)	$7.05

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Statement of operations Six months ended 3/31/09 (Unaudited)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT INCOME

Interest (net of foreign tax of $2,758)	$11,882,640

Dividends (net of foreign tax of $73,447)	3,376,175

Securities lending	34,985

Total investment income	15,293,800

EXPENSES

Compensation of Manager (Note 2)	2,720,290

Investor servicing fees (Note 2)	932,932

Custodian fees (Note 2)	152,607

Trustee compensation and expenses (Note 2)	29,273

Administrative services (Note 2)	24,455

Distribution fees — Class A (Note 2)	403,387

Distribution fees — Class B (Note 2)	188,523

Distribution fees — Class C (Note 2)	188,382

Distribution fees — Class M (Note 2)	34,417

Distribution fees — Class R (Note 2)	4,838

Other	219,788

Fees waived and reimbursed by Manager (Note 2)	(190,720)

Total expenses	4,708,172

Expense reduction (Note 2)	(26,195)

Net expenses	4,681,977

Net investment income	10,611,823

Net realized loss on investments (Notes 1 and 3)	(81,344,685)

Net realized loss on swap contracts (Note 1)	(76,028,163)

Net realized gain on futures contracts (Note 1)	54,595,395

Net realized gain on foreign currency transactions (Note 1)	8,831,401

Net realized gain on written options (Notes 1 and 3)	4,538,628

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(1,999,511)

Net unrealized depreciation of investments, futures contracts, swap contracts,
written options, and TBA sale commitments during the period	(51,645,321)

Net loss on investments	(143,052,256)

Net decrease in net assets resulting from operations	$(132,440,433)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets

Putnam Asset Allocation: Conservative Portfolio

DECREASE IN NET ASSETS	Six months ended 3/31/09*	Year ended 9/30/08

Operations:
Net investment income	$10,611,823	$44,724,932

Net realized loss on investments
and foreign currency transactions	(89,407,424)	(8,013,316)

Net unrealized depreciation of investments
and assets and liabilities in foreign currencies	(53,644,832)	(173,510,948)

Net decrease in net assets resulting from operations	(132,440,433)	(136,799,332)

Distributions to shareholders: (Note 1)
From ordinary income
Net investment income

Class A	(7,940,089)	(17,261,671)

Class B	(786,528)	(1,738,641)

Class C	(796,523)	(1,539,842)

Class M	(206,051)	(358,354)

Class R	(41,969)	(64,158)

Class Y	(10,666,894)	(17,869,299)

Redemption fees (Note 1)	8,869	5,262

Increase (decrease) from capital share transactions (Note 4)	(11,777,319)	59,727,510

Total decrease in net assets	(164,646,937)	(115,898,525)

NET ASSETS

Beginning of period	984,127,382	1,100,025,907

End of period (including distributions in excess of net investment income of $6,296,935 and undistributed net investment income
of $3,529,296, respectively)	$819,480,445	$984,127,382

* Unaudited

The accompanying notes are an integral part of these financial statements.

This page left blank intentionally.

Financial highlights (For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:

											Ratio	Ratio of net
		Net	Net realized								of expenses	investment
	Net asset value,	investment	and unrealized	Total from				Net asset	Total return	Net assets,	to average	income (loss)
	beginning	income	gain (loss) on	investment	From net	Total	Redemption	value, end of	at net asset	end of period	net assets	to average	Portfolio
Period ended	of period	(loss) [a],d	investments	operations	investment income	distributions	fees [e]	period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	turnover (%) [h]

Class A
March 31, 2009 **	$8.35	.09	(1.23)	(1.14)	(.17)	(.17)	—	$7.04	(13.58) *	$305,446	.60 *	1.26 *	152.33 *
September 30, 2008	9.84	.38	(1.54)	(1.16)	(.33)	(.33)	—	8.35	(12.09)	403,932	1.15	4.06	170.35
September 30, 2007	9.59	.30	.25	.55	(.30)	(.30)	—	9.84	5.76	492,125	1.15	3.09	150.59
September 30, 2006	9.33	.28 [g]	.31	.59	(.33)	(.33)	—	9.59	6.46 [g]	414,952	1.06 [g]	2.95 [g]	133.41
September 30, 2005	8.84	.21 [f]	.48	.69	(.20)	(.20)	—	9.33	7.92	378,616	1.20	2.28 [f]	209.05
September 30, 2004	8.65	.15	.37	.52	(.33)	(.33)	—	8.84	6.11	590,441	1.39	1.66	258.72

Class B
March 31, 2009 **	$8.27	.06	(1.19)	(1.13)	(.15)	(.15)	—	$6.99	(13.68) *	$34,232	.97 *	.89 *	152.33 *
September 30, 2008	9.75	.31	(1.53)	(1.22)	(.26)	(.26)	—	8.27	(12.77)	48,764	1.90	3.31	170.35
September 30, 2007	9.50	.23	.24	.47	(.22)	(.22)	—	9.75	5.00	73,813	1.90	2.36	150.59
September 30, 2006	9.25	.20 [g]	.31	.51	(.26)	(.26)	—	9.50	5.61 [g]	89,287	1.81 [g]	2.21 [g]	133.41
September 30, 2005	8.78	.14 [f]	.47	.61	(.14)	(.14)	—	9.25	6.94	109,941	1.95	1.56 [f]	209.05
September 30, 2004	8.60	.08	.37	.45	(.27)	(.27)	—	8.78	5.23	120,168	2.14	.92	258.72

Class C
March 31, 2009 **	$8.28	.06	(1.21)	(1.15)	(.15)	(.15)	—	$6.98	(13.90) *	$34,403	.97 *	.89 *	152.33 *
September 30, 2008	9.76	.31	(1.53)	(1.22)	(.26)	(.26)	—	8.28	(12.76)	47,692	1.90	3.31	170.35
September 30, 2007	9.49	.23	.26	.49	(.22)	(.22)	—	9.76	5.21	56,647	1.90	2.34	150.59
September 30, 2006	9.24	.20 [g]	.31	.51	(.26)	(.26)	—	9.49	5.64 [g]	46,990	1.81 [g]	2.20 [g]	133.41
September 30, 2005	8.76	.14 [f]	.48	.62	(.14)	(.14)	—	9.24	7.08	38,901	1.95	1.56 [f]	209.05
September 30, 2004	8.58	.08	.37	.45	(.27)	(.27)	—	8.76	5.24	35,850	2.14	.92	258.72

Class M
March 31, 2009 **	$8.27	.07	(1.19)	(1.12)	(.16)	(.16)	—	$6.99	(13.56) *	$9,914	.84 *	1.01 *	152.33 *
September 30, 2008	9.75	.33	(1.53)	(1.20)	(.28)	(.28)	—	8.27	(12.54)	10,452	1.65	3.55	170.35
September 30, 2007	9.50	.25	.25	.50	(.25)	(.25)	—	9.75	5.27	12,409	1.65	2.59	150.59
September 30, 2006	9.25	.23 [g]	.30	.53	(.28)	(.28)	—	9.50	5.86 [g]	11,794	1.56 [g]	2.45 [g]	133.41
September 30, 2005	8.77	.16 [f]	.48	.64	(.16)	(.16)	—	9.25	7.32	12,913	1.70	1.81 [f]	209.05
September 30, 2004	8.59	.10	.37	.47	(.29)	(.29)	—	8.77	5.51	12,728	1.89	1.17	258.72

Class R
March 31, 2009 **	$8.45	.08	(1.22)	(1.14)	(.16)	(.16)	—	$7.15	(13.42) *	$1,717	.72 *	1.12 *	152.33 *
September 30, 2008	9.95	.34	(1.53)	(1.19)	(.31)	(.31)	—	8.45	(12.28)	3,127	1.40	3.66	170.35
September 30, 2007	9.67	.28	.27	.55	(.27)	(.27)	—	9.95	5.77	1,251	1.40	2.84	150.59
September 30, 2006	9.38	.26 [g]	.34	.60	(.31)	(.31)	—	9.67	6.49 [g]	927	1.31 [g]	2.70 [g]	133.41
September 30, 2005	8.86	.19 [f]	.51	.70	(.18)	(.18)	—	9.38	7.98	428	1.45	2.10 [f]	209.05
September 30, 2004	8.65	.13	.39	.52	(.31)	(.31)	—	8.86	6.10	102	1.64	1.41	258.72

Class Y
March 31, 2009 **	$8.34	.10	(1.21)	(1.11)	(.18)	(.18)	—	$7.05	(13.25) *	$433,768	.47 *	1.38 *	152.33 *
September 30, 2008	9.83	.40	(1.54)	(1.14)	(.35)	(.35)	—	8.34	(11.88)	470,161.90		4.30	170.35
September 30, 2007	9.57	.33	.25	.58	(.32)	(.32)	—	9.83	6.14	463,781.90		3.34	150.59
September 30, 2006	9.31	.30 [g]	.31	.61	(.35)	(.35)	—	9.57	6.75 [g]	387,395	.81 [g]	3.20 [g]	133.41
September 30, 2005	8.83	.24 [f]	.47	.71	(.23)	(.23)	—	9.31	8.11	377,247.95		2.62 [f]	209.05
September 30, 2004	8.64	.17	.38	.55	(.36)	(.36)	—	8.83	6.40	89,925	1.14	1.87	258.72

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

228	229

Financial highlights (Continued)

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to March 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of
average net assets

March 31, 2009	0.02%

September 30, 2008	0.01

September 30, 2007	0.01

September 30, 2006	0.03

September 30, 2005	0.08

September 30, 2004	0.01

e Amount represents less than $0.01 per share.

f Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding brokerage allocation practices, which amounted to the following amounts:

Percentage of
	Per share	average net assets

Class A	<$0.01	<0.01%

Class B	<0.01	<0.01

Class C	<0.01	<0.01

Class M	<0.01	<0.01

Class R	<0.01	<0.01

Class Y	<0.01	<0.01

g Reflects a non-recurring reimbursement from Putnam Investments relating to the calculation of certain amounts paid by the fund to Putnam in previous years for transfer agent services, which amounted to $0.01 per share and 0.10% of average net assets for the period ended September 30, 2006.

h Portfolio turnover excludes dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements 3/31/09 (Unaudited)

Note 1: Significant accounting policies

Putnam Asset Allocation Funds (the “trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the “funds”), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively. The funds may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Each fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are offered to qualified employee-benefit plans, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are generally only available to corporate and institutional clients and clients in other approved programs.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 7 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the funds enter into contracts that may include agreements to indemnify another party under given circumstances. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the funds. However, the funds’ management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the funds’ manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent. At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolios. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), each fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Each fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities.

Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds’ portfolios.

H) Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds’ portfolios.

I) Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

J) Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds’ portfolios.

K) Credit default contracts Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the funds’ portfolios.

L) Master agreements Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

M) TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

N) TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds’ portfolios.

O) Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

P) Securities lending Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At March 31, 2009, the funds had no securities out on loan.

Q) Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Each fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2008, Balanced Portfolio and Conservative Portfolio had capital loss carryovers of $72,221,236 and $55,595,823 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Balanced Portfolio

Loss Carryover	Expiration

$72,221,236	September 30, 2011

Conservative Portfolio

Loss Carryover	Expiration

$54,487,143	September 30, 2011

1,108,680	September 30, 2016

Pursuant to federal income tax regulations applicable to regulated investment companies, the funds have elected to defer to its fiscal year ending September 30, 2009 $155,483,449, $75,955,277 and $4,826,334 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) of losses recognized during the period November 1, 2007 to September 30, 2008.

R) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the funds’ fiscal year. Reclassifications are made to the funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

The aggregate identified cost on a tax basis is as follows:

	Cost	Appreciation

Growth Portfolio	$1,985,689,183	$61,794,096

Balanced Portfolio	2,166,451,412	77,178,874

Conservative Portfolio	1,507,231,247	66,611,298

		Net
	Depreciation	Depreciation

Growth Portfolio	$412,678,503	$350,884,407

Balanced Portfolio	359,554,327	282,375,453

Conservative Portfolio	187,654,436	121,043,138

S) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative
services and other transactions

Each fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the Balanced Portfolio and Conservative Portfolio through June 30, 2009 and the Growth Portfolio through September 30, 2009 to the extent necessary to ensure that each fund’s expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper, Inc. as having the same investment classification or objective as each fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses.

For the period ended March 31, 2009, Putnam Management waived $922,421, $908,796 and $190,720 of its management fee from Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively.

Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the funds, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management voluntarily reimbursed the Growth Portfolio $10,336 for a trading error which occurred during the period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

On September 26, 2008 the Growth Portfolio entered into Agreements with other registered investment companies (each a “Purchaser”) managed by Putnam Management. Under the Agreements, the fund sold to the Purchasers the fund’s right to receive, in the aggregate, $1,559,858 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Receivable will be offset against the funds net receivable from Lehman Brothers Special Financing, Inc. which is included in the Statement of assets and liabilities within Receivable for investments sold. The Agreements, which are included in the Statement of assets and liabilities, are valued at fair value following procedures approved by the Trustees. All remaining payments under the agreement will be recorded as realized gain or loss.

On September 26, 2008, the Balanced Portfolio entered into Agreements and the Conservative Portfolio entered into an Agreement with other registered investment companies (each a“Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $2,881,684 and $1,630,648 (for Balanced Portfolio and Conservative Portfolio, respectively) in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the“Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to Lehman Brothers Special Financing, Inc. and is included in the Statement of assets and liabilities within Payable for investments purchased. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreements will be recorded as realized gain or loss.

Custodial services for the Growth Portfolio’s assets were provided by Putnam Fiduciary Trust Company (“PFTC”), an affiliate of Putnam Management, and by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the Growth Portfolio. Prior to December 31, 2008, these services were provided by Putnam Investor Services, a division of PFTC. Putnam Investor Services, Inc. and Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. During the period ended March 31, 2009, the Growth Portfolio incurred $2,761,087 for custody and investor servicing agent functions provided by affiliates of Putnam Management.

Custodial functions for the Balanced Portfolio and Conservative Portfolio assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the Balanced Portfolio and Conservative Portfolio. Prior to December 31, 2008, these services were provided by Putnam Investor Services, a division of PFTC, which is an affiliate of Putnam Management. Putnam Investor Services, Inc. and Putnam Investor Services received fees for investor servicing, subject to certain limitations, based on the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the period ended March 31, 2009 are included in Investor servicing fees in the Statements of operations for the Balanced Portfolio and Conservative Portfolio.

Each fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The funds also reduced expenses through brokerage/service arrangements. For the six months ended March 31, 2009, the fund’s expenses were reduced by $13,477, $19,273 and $8,928 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under the expense offset arrangements and by $93,482, $45,265 and$17,267 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under the brokerage/service arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $905, $822, and $621 (for Growth Portfolio, Balance Portfolio and Conservative Portfolio, respectively), as a quarterly retainer, has been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

Each fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the funds who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the funds is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Each fund has adopted distribution plans (the “Plans”) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by each fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended March 31, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	Net	Net
	Commissions	Commissions

Growth Portfolio	$141,139	$2,690

Balanced Portfolio	87,922	810

Conservative Portfolio	36,071	681

	Class B	Class C
	Contingent	Contingent
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$199,332	$8,714

Balanced Portfolio	175,182	5,111

Conservative Portfolio	54,322	5,266

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2009, Putnam Retail Management Limited Partnership, acting as underwriter, received the following:

	Class A	Class M
	Deferred	Deferred
	Sales Charges	Sales Charges

Growth Portfolio	$351	$—

Balanced Portfolio	1,612	—

Conservative Portfolio	680	—

Note 3: Purchases and sales of securities

During the six months ended March 31, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

U.S. Government Securities

	Purchases	Sales

Growth Portfolio	$—	$5,468,414

Balanced Portfolio	—	3,728,537

Conservative Portfolio	—	—

Other Securities

	Purchases	Sales

Growth Portfolio	$887,062,016	$1,082,866,567

Balanced Portfolio	1,303,316,116	1,705,623,781

Conservative Portfolio	1,054,768,389	1,152,758,293

Written option transactions during the period ended March 31, 2009 are summarized as follows:

	Contract	Premiums
	Amounts	Received

Growth Portfolio
Written options
outstanding at
beginning of period	$237,252,358	$9,729,492

Options opened	11,561,922	6,202,946
Options exercised	—	—
Options expired	(25,022,264)	(3,149,542)
Options closed	(1,432)	(2,500,935)

Written options
outstanding at
end of period	$223,790,584	$10,281,961

Balanced Portfolio
Written options
outstanding at
beginning of period	$431,399,998	$18,967,912

Options opened	679,782	5,138,333
Options exercised	—	—
Options expired	(86,829,612)	(4,784,845)
Options closed	(104,645)	(2,276,083)

Written options
outstanding at
end of period	$345,145,523	$17,045,317

Conservative Portfolio
Written options
outstanding at
beginning of period	$523,736,172	$21,157,897

Options opened	242,654	2,999,143
Options exercised	—	—
Options expired	(63,564,145)	(3,222,925)
Options closed	(788)	(1,367,591)

Written options
outstanding at
end of period	$460,413,893	$19,566,524

Note 4: Capital shares

At March 31, 2009, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

Growth Portfolio:

	Six months ended 3/31/09		Year ended 9/30/08

Class A	Shares	Amount	Shares	Amount

Shares sold	10,732,452	$90,477,865	35,455,592	$485,853,419

Shares issued in connection with	5,139,722	41,888,736	2,394,676	34,363,596
reinvestment of distributions

Shares repurchased	(27,499,786)	(229,389,742)	(35,974,290)	(479,037,283)

Net increase (decrease)	(11,627,612)	$(97,023,141)	1,875,978	$41,179,732

	Six months ended 3/31/09		Year ended 9/30/08

Class B	Shares	Amount	Shares	Amount

Shares sold	1,417,739	$11,709,219	5,387,972	$72,595,034

Shares issued in connection with	756,251	6,095,382	351,928	4,969,220
reinvestment of distributions

Shares repurchased	(5,747,892)	(46,991,169)	(10,583,071)	(140,719,482)

Net decrease	(3,573,902)	$(29,186,568)	(4,843,171)	$(63,155,228)

	Six months ended 3/31/09		Year ended 9/30/08

Class C	Shares	Amount	Shares	Amount

Shares sold	995,152	$8,183,171	3,176,268	$42,464,602

Shares issued in connection with	434,959	3,444,874	196,930	2,735,361
reinvestment of distributions

Shares repurchased	(3,500,084)	(28,474,736)	(4,551,885)	(58,621,300)

Net decrease	(2,069,973)	$(16,846,691)	(1,178,687)	$(13,421,337)

	Six months ended 3/31/09		Year ended 9/30/08

Class M	Shares	Amount	Shares	Amount

Shares sold	224,864	$1,855,655	992,661	$13,575,405

Shares issued in connection with	121,548	978,460	59,536	841,830
reinvestment of distributions

Shares repurchased	(975,531)	(7,652,626)	(1,095,183)	(14,313,906)

Net increase (decrease)	(629,119)	$(4,818,511)	(42,986)	$103,329

	Six months ended 3/31/09		Year ended 9/30/08

Class R	Shares	Amount	Shares	Amount

Shares sold	210,432	$1,728,358	478,254	$6,413,684

Shares issued in connection with	36,257	292,231	9,452	134,407
reinvestment of distributions

Shares repurchased	(190,032)	(1,565,954)	(183,893)	(2,416,660)

Net increase	56,657	$454,635	303,813	$4,131,431

	Six months ended 3/31/09		Year ended 9/30/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	17,757,634	$143,796,065	5,710,000	$75,671,987

Shares issued in connection with	758,580	6,220,357	339,484	4,912,345
reinvestment of distributions

Shares repurchased	(6,509,733)	(53,021,698)	(5,711,617)	(76,734,287)

Net increase	12,006,481	$96,994,724	337,867	$3,850,045

Balanced Portfolio:

	Six months ended 3/31/09		Year ended 9/30/08

Class A	Shares	Amount	Shares	Amount

Shares sold	11,904,059	$93,788,730	32,786,883	$388,790,456

Shares issued in connection with	4,123,484	30,908,176	2,926,637	33,075,185
reinvestment of distributions

Shares repurchased	(30,989,280)	(242,668,399)	(48,694,071)	(562,975,267)

Net decrease	(14,961,737)	$(117,971,493)	(12,980,551)	$(141,109,626)

	Six months ended 3/31/09		Year ended 9/30/08

Class B	Shares	Amount	Shares	Amount

Shares sold	1,211,830	$9,516,676	3,588,694	$42,263,596

Shares issued in connection with	593,302	4,430,883	331,967	3,722,630
reinvestment of distributions

Shares repurchased	(5,521,823)	(43,133,715)	(9,308,360)	(109,053,382)

Net decrease	(3,716,691)	$(29,186,156)	(5,387,699)	$(63,067,156)

	Six months ended 3/31/09		Year ended 9/30/08

Class C	Shares	Amount	Shares	Amount

Shares sold	1,274,147	$9,928,439	2,358,055	$27,661,553

Shares issued in connection with	365,796	2,697,393	184,597	2,041,596
reinvestment of distributions

Shares repurchased	(2,756,573)	(21,314,700)	(3,490,232)	(39,961,178)

Net decrease	(1,116,630)	$(8,688,868)	(947,580)	$(10,258,029)

	Six months ended 3/31/09		Year ended 9/30/08

Class M	Shares	Amount	Shares	Amount

Shares sold	472,772	$3,512,321	697,495	$8,307,047

Shares issued in connection with	92,875	695,971	55,684	627,464
reinvestment of distributions

Shares repurchased	(895,626)	(6,860,966)	(1,002,509)	(11,758,146)

Net decrease	(329,979)	$(2,652,674)	(249,330)	$(2,823,635)

	Six months ended 3/31/09		Year ended 9/30/08

Class R	Shares	Amount	Shares	Amount

Shares sold	179,244	$1,428,401	391,981	$4,471,612

Shares issued in connection with	24,557	183,283	12,040	133,899
reinvestment of distributions

Shares repurchased	(204,385)	(1,556,033)	(140,976)	(1,631,496)

Net increase (decrease)	(584)	$55,651	263,045	$2,974,015

	Six months ended 3/31/09		Year ended 9/30/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	16,010,751	$122,615,750	13,912,269	$155,297,888

Shares issued in connection with	1,047,091	7,846,401	526,812	5,978,136
reinvestment of distributions

Shares repurchased	(9,531,149)	(74,105,516)	(10,076,057)	(117,198,739)

Net increase	7,526,693	$56,356,635	4,363,024	$44,077,285

Conservative Portfolio:

	Six months ended 3/31/09		Year ended 9/30/08

Class A	Shares	Amount	Shares	Amount

Shares sold	6,783,702	$48,781,617	16,978,266	$160,022,312

Shares issued in connection with	1,072,189	7,547,753	1,774,269	16,552,715
reinvestment of distributions

Shares repurchased	(12,884,673)	(91,501,386)	(20,355,994)	(186,359,010)

Net decrease	(5,028,782)	$(35,172,016)	(1,603,459)	$(9,783,983)

	Six months ended 3/31/09		Year ended 9/30/08

Class B	Shares	Amount	Shares	Amount

Shares sold	859,537	$6,096,884	1,707,795	$15,864,838

Shares issued in connection with	101,558	709,152	168,232	1,559,107
reinvestment of distributions

Shares repurchased	(1,958,883)	(13,805,053)	(3,548,970)	(33,015,754)

Net decrease	(997,788)	$(6,999,017)	(1,672,943)	$(15,591,809)

	Six months ended 3/31/09		Year ended 9/30/08

Class C	Shares	Amount	Shares	Amount

Shares sold	754,802	$5,427,348	1,681,518	$15,708,512

Shares issued in connection with	98,119	685,357	138,119	1,277,416
reinvestment of distributions

Shares repurchased	(1,687,848)	(11,883,858)	(1,862,789)	(17,215,867)

Net decrease	(834,927)	$(5,771,153)	(43,152)	$(229,939)

	Six months ended 3/31/09		Year ended 9/30/08

Class M	Shares	Amount	Shares	Amount

Shares sold	494,367	$3,448,096	418,713	$3,877,547

Shares issued in connection with	26,933	187,967	36,952	341,306
reinvestment of distributions

Shares repurchased	(366,265)	(2,566,454)	(464,439)	(4,316,550)

Net increase (decrease)	155,035	$1,069,609	(8,774)	$(97,697)

	Six months ended 3/31/09		Year ended 9/30/08

Class R	Shares	Amount	Shares	Amount

Shares sold	88,836	$643,822	283,780	$2,698,466

Shares issued in connection with	5,838	41,969	6,891	64,022
reinvestment of distributions

Shares repurchased	(224,664)	(1,610,866)	(46,471)	(441,038)

Net increase (decrease)	(129,990)	$(925,075)	244,200	$2,321,450

	Six months ended 3/31/09		Year ended 9/30/08

Class Y	Shares	Amount	Shares	Amount

Shares sold	10,444,602	$73,618,485	13,223,984	$120,863,957

Shares issued in connection with	1,516,656	10,666,337	1,920,054	17,867,996
reinvestment of distributions

Shares repurchased	(6,807,639)	(48,264,489)	(5,954,192)	(55,622,465)

Net increase	5,153,619	$36,020,333	9,189,846	$83,109,488

Note 5: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 6: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the Securities and Exchange Commission (the “SEC”) and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 7: New accounting pronouncements

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the funds’ financial statement disclosures.

In April 2009, FASB issued a new FASB Staff Position FSP FAS 157-4 which amends FASB Statement No. 157, Fair Value Measurements, and is effective for interim and annual periods ending after June 15, 2009. FSP FAS 157-4 provides additional guidance when the volume and level of activity for the asset or liability measured at fair value has significantly decreased. Additionally, FSP FAS 157-4 expands disclosure by reporting entities with respect to categories of assets and liabilities carried at fair value. Putnam Management believes applying the provisions of FSP FAS 157-4 will not have a material impact on the funds’ financial statements.

Note 8: Market and credit risk

In the normal course of business, the funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The funds may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

The Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth
Growth Opportunities Fund
International New Opportunities Fund*
New Opportunities Fund
Small Cap Growth Fund*
Vista Fund
Voyager Fund

Blend
Capital Opportunities Fund*
Europe Equity Fund*
Global Equity Fund*
Global Natural Resources Fund*
International Capital Opportunities Fund*
International Equity Fund*
Investors Fund
Research Fund

Value
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund*
Mid Cap Value Fund
Small Cap Value Fund*

Income
American Government Income Fund
Diversified Income Trust
Floating Rate Income Fund
Global Income Trust*
High Yield Advantage Fund*
High Yield Trust*
Income Fund
Money Market Fund†
U.S. Government Income Trust

* A 1% redemption fee on total assets redeemed or exchanged within 90 days of purchase may be imposed for all share classes of these funds.

† An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Tax-free income
AMT-Free Municipal Fund‡
Tax Exempt Income Fund
Tax Exempt Money Market Fund†
Tax-Free High Yield Fund

State tax-free income funds:
Arizona, California, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio, and Pennsylvania

Absolute Return
Absolute Return 100 Fund
Absolute Return 300 Fund
Absolute Return 500 Fund
Absolute Return 700 Fund

Global Sector
Global Consumer Fund
Global Energy Fund
Global Financials Fund
Global Health Care Fund**
Global Industrials Fund
Global Natural Resources Fund
Global Technology Fund
Global Telecommunications Fund
Global Utilities Fund††

Asset allocation
Income Strategies Fund
Putnam Asset Allocation Funds — three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

Putnam RetirementReady®
Putnam RetirementReady Funds — 10 investment portfolios that offer diversification among stocks, bonds, and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

The 10 funds:
Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

‡ Prior to November 30, 2008, the fund was known as Putnam AMT-Free Insured Municipal Fund.

** Prior to January 2, 2009, the fund was known as Putnam Health Sciences Trust.

†† Prior to January 2, 2009, the fund was known as Putnam Utilities Growth and Income Fund.

With the exception of money market funds, a 1% redemption fee may be applied to shares exchanged or sold within 7 days of purchase (90 days, for certain funds).

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our Web site.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

Fund information

Founded over 70 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage 100 mutual funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Ravi Akhoury	Susan G. Malloy
Putnam Investment	Charles B. Curtis	Vice President and
Management, LLC	Robert J. Darretta	Assistant Treasurer
One Post Office Square	Myra R. Drucker
Boston, MA 02109	Charles E. Haldeman, Jr.	Beth S. Mazor
	Paul L. Joskow	Vice President
Investment Sub-Manager	Elizabeth T. Kennan
Putnam Investments Limited	Kenneth R. Leibler	James P. Pappas
57–59 St James’s Street	Robert E. Patterson	Vice President
London, England SW1A1 1LD	George Putnam, III
	Robert L. Reynolds	Francis J. McNamara, III
Investment Sub-Advisor	Richard B. Worley	Vice President and
The Putnam Advisory		Chief Legal Officer
Company, LLC	Officers
One Post Office Square	Charles E. Haldeman, Jr.	Robert R. Leveille
Boston, MA 02109	President	Vice President and
Chief Compliance Officer
Marketing Services	Charles E. Porter
Putnam Retail Management	Executive Vice President,	Mark C. Trenchard
One Post Office Square	Principal Executive Officer,	Vice President and
Boston, MA 02109	Associate Treasurer and	BSA Compliance Officer
Compliance Liaison
Custodians		Judith Cohen
State Street Bank and	Jonathan S. Horwitz	Vice President, Clerk and
Trust Company, Putnam	Senior Vice President	Assistant Treasurer
Fiduciary Trust Company	and Treasurer
(Putnam Asset Allocation:		Wanda M. McManus
Growth Portfolio)	Steven D. Krichmar	Vice President, Senior Associate
	Vice President and	Treasurer and Assistant Clerk
Legal Counsel	Principal Financial Officer
Ropes & Gray LLP		Nancy E. Florek
	Janet C. Smith	Vice President, Assistant Clerk,
Trustees	Vice President, Principal	Assistant Treasurer and
John A. Hill, Chairman	Accounting Officer and	Proxy Manager
Jameson A. Baxter,	Assistant Treasurer
Vice Chairman

This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

Forwarding service requested

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS

SA060 256156 5/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: May 29, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: May 29, 2009